UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On July 18, 2007, shareholders of Fidelity® Advisor Dividend Growth Fund approved a new management contract for the fund, effective August 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,099.50	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.40	$ 5.59
Class T
Actual	$ 1,000.00	$ 1,098.20	$ 6.85
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.59
Class B
Actual	$ 1,000.00	$ 1,095.40	$ 9.98
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Class C
Actual	$ 1,000.00	$ 1,095.40	$ 9.66
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class
Actual	$ 1,000.00	$ 1,101.80	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.31%
Class B	1.91%
Class C	1.85%
Institutional Class	.81%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	7.3	7.1
American International Group, Inc.	6.4	6.4
Johnson & Johnson	5.4	3.7
Clear Channel Communications, Inc.	5.0	5.1
AT&T, Inc.	4.6	5.9
Bank of America Corp.	4.4	4.0
Wyeth	4.1	4.8
General Electric Co.	4.0	4.7
Wal-Mart Stores, Inc.	4.0	4.5
Hartford Financial Services Group, Inc.	2.6	2.3
	47.8
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	21.0
Health Care	19.4	18.9
Information Technology	17.9	14.4
Consumer Discretionary	9.7	13.2
Industrials	8.8	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 97.3%		Stocks 97.6%
	Convertible Securities 0.6%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	3.7%	** Foreign investments	4.1%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.	52,555	$ 2,657
Media - 6.0%
Clear Channel Communications, Inc.	4,834,400	185,641
News Corp. Class A	233,600	5,160
Time Warner, Inc.	1,203,846	25,726
Viacom, Inc. Class B (non-vtg.) (a)	136,596	6,136
		222,663
Multiline Retail - 0.7%
Target Corp.	407,575	25,445
Specialty Retail - 2.7%
Gap, Inc.	424,700	7,865
Home Depot, Inc.	2,411,095	93,719
		101,584
TOTAL CONSUMER DISCRETIONARY		352,349
CONSUMER STAPLES - 6.1%
Food & Staples Retailing - 5.7%
CVS Caremark Corp.	1,676,791	64,624
Wal-Mart Stores, Inc.	3,125,298	148,764
		213,388
Personal Products - 0.1%
Alberto-Culver Co.	93,972	2,334
Tobacco - 0.3%
Altria Group, Inc.	155,820	11,079
TOTAL CONSUMER STAPLES		226,801
ENERGY - 7.0%
Energy Equipment & Services - 3.8%
Diamond Offshore Drilling, Inc.	797,420	75,253
GlobalSantaFe Corp.	826,147	56,426
Halliburton Co.	264,200	9,498
		141,177
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp.	428,200	14,927
ConocoPhillips	520,575	40,308
EOG Resources, Inc.	61,800	4,752
Marathon Oil Corp.	63,300	7,837
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)	100,000	$ 4,449
Ultra Petroleum Corp. (a)	178,800	10,975
Valero Energy Corp.	415,300	30,990
XTO Energy, Inc.	77,100	4,473
		118,711
TOTAL ENERGY		259,888
FINANCIALS - 22.8%
Capital Markets - 1.4%
Franklin Resources, Inc.	21,400	2,905
Goldman Sachs Group, Inc.	48,400	11,172
KKR Private Equity Investors, LP	131,000	3,079
KKR Private Equity Investors, LP Restricted Depositary Units (e)	493,200	11,590
Merrill Lynch & Co., Inc.	193,054	17,902
State Street Corp.	85,200	5,817
		52,465
Commercial Banks - 2.6%
PNC Financial Services Group, Inc.	470,833	34,747
U.S. Bancorp, Delaware	146,100	5,052
Wachovia Corp.	1,027,800	55,696
Wells Fargo & Co.	31,200	1,126
		96,621
Consumer Finance - 0.8%
American Express Co.	377,600	24,536
Capital One Financial Corp.	64,600	5,154
		29,690
Diversified Financial Services - 4.7%
Bank of America Corp.	3,184,740	161,498
Citigroup, Inc.	214,186	11,671
		173,169
Insurance - 12.8%
ACE Ltd.	665,300	40,963
AFLAC, Inc.	61,400	3,246
American International Group, Inc.	3,269,792	236,537
Hartford Financial Services Group, Inc.	932,800	96,237
MBIA, Inc.	222,700	14,821
MetLife, Inc.	547,600	37,237
PartnerRe Ltd.	59,600	4,577
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Swiss Reinsurance Co. (Reg.)	140,610	$ 13,387
The Chubb Corp.	451,500	24,774
Transatlantic Holdings, Inc.	37,312	2,674
		474,453
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	282,381	18,050
TOTAL FINANCIALS		844,448
HEALTH CARE - 19.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	151,300	8,523
Biogen Idec, Inc. (a)	342,235	17,872
		26,395
Health Care Providers & Services - 7.3%
Cardinal Health, Inc.	3,706,005	268,533
UnitedHealth Group, Inc.	8,500	466
		268,999
Pharmaceuticals - 11.4%
Johnson & Johnson	3,173,068	200,760
Merck & Co., Inc.	921,395	48,327
Schering-Plough Corp.	721,070	23,608
Wyeth	2,588,000	149,690
		422,385
TOTAL HEALTH CARE		717,779
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.6%
General Dynamics Corp.	125,545	10,074
Honeywell International, Inc.	581,700	33,686
Raytheon Co.	290,700	16,163
		59,923
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	655,810	47,199
Industrial Conglomerates - 5.2%
3M Co.	111,300	9,790
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	3,962,414	$ 148,908
Tyco International Ltd.	1,026,608	34,248
		192,946
Machinery - 0.7%
Illinois Tool Works, Inc.	417,126	21,991
Ingersoll-Rand Co. Ltd. Class A	70,200	3,603
		25,594
TOTAL INDUSTRIALS		325,662
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	2,382,800	64,145
Juniper Networks, Inc. (a)	295,810	7,221
Motorola, Inc.	2,033,149	36,983
QUALCOMM, Inc.	476,700	20,474
		128,823
Computers & Peripherals - 5.1%
Dell, Inc. (a)	1,332,000	35,791
EMC Corp. (a)	579,500	9,788
Hewlett-Packard Co.	1,052,800	48,123
International Business Machines Corp.	900,081	95,949
		189,651
IT Services - 0.4%
First Data Corp.	152,000	4,970
The Western Union Co.	509,806	11,445
		16,415
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	105,400	2,404
Analog Devices, Inc.	284,400	10,298
Applied Materials, Inc.	1,242,100	23,724
Intel Corp.	2,693,708	59,720
KLA-Tencor Corp.	122,300	6,724
Lam Research Corp. (a)	282,007	15,132
Linear Technology Corp. (d)	485,781	17,435
National Semiconductor Corp.	1,004,500	27,041
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,000	273
Texas Instruments, Inc.	145,800	5,155
		167,906
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.4%
BEA Systems, Inc. (a)	847,148	$ 10,886
Microsoft Corp.	2,868,023	87,962
Oracle Corp. (a)	2,443,700	47,359
Symantec Corp. (a)	799,711	15,986
		162,193
TOTAL INFORMATION TECHNOLOGY		664,988
MATERIALS - 0.1%
Chemicals - 0.1%
Praxair, Inc.	40,800	2,778
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	4,110,150	169,914
Qwest Communications International, Inc. (a)	2,169,600	22,325
		192,239
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	777,544	17,767
TOTAL TELECOMMUNICATION SERVICES		210,006
TOTAL COMMON STOCKS (Cost $2,916,551)		3,604,699
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	149,400	5,514
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,994)		5,514
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 2,520	2,905
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 7,870	$ 14,643
TOTAL CONVERTIBLE BONDS (Cost $10,390)		17,548
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	76,594,699	76,595
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	8,636,250	8,636
TOTAL MONEY MARKET FUNDS (Cost $85,231)		85,231
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,017,166)		3,712,992
NET OTHER ASSETS - (0.2)%		(7,705)
NET ASSETS - 100%		$ 3,705,287
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,590,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,796
Fidelity Securities Lending Cash Central Fund	40
Total	$ 1,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,505) - See accompanying schedule: Unaffiliated issuers (cost $2,931,935)	$ 3,627,761
Fidelity Central Funds (cost $85,231)	85,231
Total Investments (cost $3,017,166)		$ 3,712,992
Receivable for investments sold		26,494
Receivable for fund shares sold		1,801
Dividends receivable		8,785
Interest receivable		61
Distributions receivable from Fidelity Central Funds		160
Prepaid expenses		9
Total assets		3,750,302

Liabilities
Payable for investments purchased	$ 26,658
Payable for fund shares redeemed	6,067
Accrued management fee	1,723
Distribution fees payable	1,129
Other affiliated payables	773
Other payables and accrued expenses	29
Collateral on securities loaned, at value	8,636
Total liabilities		45,015

Net Assets		$ 3,705,287
Net Assets consist of:
Paid in capital		$ 2,886,533
Undistributed net investment income		8,867
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		114,062
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		695,825
Net Assets		$ 3,705,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($594,773 ÷ 40,969 shares)	$ 14.52

Maximum offering price per share (100/94.25 of $14.52)	$ 15.41
Class T: Net Asset Value and redemption price per share ($1,186,891 ÷ 82,199 shares)	$ 14.44

Maximum offering price per share (100/96.50 of $14.44)	$ 14.96
Class B: Net Asset Value and offering price per share ($289,819 ÷ 20,570 shares)A	$ 14.09

Class C: Net Asset Value and offering price per share ($322,041 ÷ 22,849 shares)A	$ 14.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,311,763 ÷ 89,425 shares)	$ 14.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 35,973
Interest		187
Income from Fidelity Central Funds		1,836
Total income		37,996

Expenses
Management fee	$ 10,186
Transfer agent fees	4,129
Distribution fees	6,846
Accounting and security lending fees	519
Custodian fees and expenses	27
Independent trustees' compensation	6
Registration fees	105
Audit	35
Legal	26
Miscellaneous	18
Total expenses before reductions	21,897
Expense reductions	(111)	21,786
Net investment income (loss)		16,210
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,382
Foreign currency transactions	(1)
Total net realized gain (loss)		130,381
Change in net unrealized appreciation (depreciation) on: Investment securities	197,872
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		197,870
Net gain (loss)		328,251
Net increase (decrease) in net assets resulting from operations		$ 344,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,210	$ 27,225
Net realized gain (loss)	130,381	122,148
Change in net unrealized appreciation (depreciation)	197,870	271,954
Net increase (decrease) in net assets resulting from operations	344,461	421,327
Distributions to shareholders from net investment income	(31,058)	(5,521)
Distributions to shareholders from net realized gain	(72,705)	-
Total distributions	(103,763)	(5,521)
Share transactions - net increase (decrease)	(114,156)	(561,057)
Total increase (decrease) in net assets	126,542	(145,251)

Net Assets
Beginning of period	3,578,745	3,723,996
End of period (including undistributed net investment income of $8,867 and undistributed net investment income of $26,622, respectively)	$ 3,705,287	$ 3,578,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.08	$ 11.49	$ 10.67	$ 9.97	$ 11.58
Income from Investment Operations
Net investment income (loss) E	.07	.11	.08	.13 H	.06	.07
Net realized and unrealized gain (loss)	1.25	1.44	.63	.75	.70	(1.65)
Total from investment operations	1.32	1.55	.71	.88	.76	(1.58)
Distributions from net investment income	(.14)	(.02)	(.12)	(.06)	(.06)	(.03)
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.41) J	(.02)	(.12)	(.06)	(.06)	(.03)
Net asset value, end of period	$ 14.52	$ 13.61	$ 12.08	$ 11.49	$ 10.67	$ 9.97
Total Return B, C, D	9.95%	12.86%	6.22%	8.27%	7.70%	(13.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.13%	1.15%	1.15%	1.14%	1.16%
Expenses net of fee waivers, if any	1.11% A	1.13%	1.15%	1.15%	1.14%	1.16%
Expenses net of all reductions	1.10% A	1.12%	1.13%	1.14%	1.11%	1.11%
Net investment income (loss)	.99% A	.90%	.68%	1.13%	.61%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 595	$ 530	$ 473	$ 469	$ 331	$ 220
Portfolio turnover rate G	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.413 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 12.00	$ 11.42	$ 10.60	$ 9.91	$ 11.51
Income from Investment Operations
Net investment income (loss) E	.05	.09	.06	.11 H	.04	.05
Net realized and unrealized gain (loss)	1.25	1.43	.62	.75	.69	(1.64)
Total from investment operations	1.30	1.52	.68	.86	.73	(1.59)
Distributions from net investment income	(.10)	-	(.10)	(.04)	(.04)	(.01)
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.38) J	-	(.10)	(.04)	(.04)	(.01)
Net asset value, end of period	$ 14.44	$ 13.52	$ 12.00	$ 11.42	$ 10.60	$ 9.91
Total Return B, C, D	9.82%	12.67%	5.99%	8.13%	7.42%	(13.83)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.32%	1.31%	1.33%	1.35%	1.36%
Expenses net of fee waivers, if any	1.31% A	1.32%	1.31%	1.33%	1.35%	1.36%
Expenses net of all reductions	1.31% A	1.32%	1.29%	1.32%	1.32%	1.32%
Net investment income (loss)	.78% A	.71%	.52%	.95%	.40%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 1,187	$ 1,257	$ 1,511	$ 2,673	$ 2,091	$ 1,467
Portfolio turnover rate G	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.380 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 11.74	$ 11.16	$ 10.39	$ 9.72	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.01	.01	(.01)	.04 H	(.02)	- J
Net realized and unrealized gain (loss)	1.22	1.39	.61	.73	.69	(1.63)
Total from investment operations	1.23	1.40	.60	.77	.67	(1.63)
Distributions from net investment income	(.01)	-	(.02)	-	-	-
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.28) K	-	(.02)	-	-	-
Net asset value, end of period	$ 14.09	$ 13.14	$ 11.74	$ 11.16	$ 10.39	$ 9.72
Total Return B, C, D	9.54%	11.93%	5.38%	7.41%	6.89%	(14.36)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.93%	1.95%	1.95%	1.92%	1.91%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.95%	1.95%	1.92%	1.91%
Expenses net of all reductions	1.90% A	1.93%	1.94%	1.94%	1.90%	1.87%
Net investment income (loss)	.19% A	.10%	(.12)%	.33%	(.17)%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 290	$ 314	$ 439	$ 559	$ 538	$ 430
Portfolio turnover rate G	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.283 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 11.76	$ 11.18	$ 10.40	$ 9.73	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.01)	.04 H	(.01)	- J
Net realized and unrealized gain (loss)	1.21	1.39	.62	.74	.68	(1.62)
Total from investment operations	1.23	1.41	.61	.78	.67	(1.62)
Distributions from net investment income	(.04)	-	(.03)	-	-	-
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.31) K	-	(.03)	-	-	-
Net asset value, end of period	$ 14.09	$ 13.17	$ 11.76	$ 11.18	$ 10.40	$ 9.73
Total Return B, C, D	9.54%	11.99%	5.47%	7.50%	6.89%	(14.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.87%	1.88%	1.88%	1.87%	1.87%
Expenses net of fee waivers, if any	1.85% A	1.87%	1.88%	1.88%	1.87%	1.87%
Expenses net of all reductions	1.84% A	1.86%	1.87%	1.87%	1.84%	1.82%
Net investment income (loss)	.25% A	.17%	(.06)%	.40%	(.12)%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 322	$ 328	$ 379	$ 508	$ 460	$ 336
Portfolio turnover rate G	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.314 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 12.22	$ 11.61	$ 10.78	$ 10.07	$ 11.70
Income from Investment Operations
Net investment income (loss) D	.09	.16	.12	.17 G	.10	.11
Net realized and unrealized gain (loss)	1.28	1.44	.64	.75	.71	(1.67)
Total from investment operations	1.37	1.60	.76	.92	.81	(1.56)
Distributions from net investment income	(.18)	(.06)	(.15)	(.09)	(.10)	(.07)
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.46) I	(.06)	(.15)	(.09)	(.10)	(.07)
Net asset value, end of period	$ 14.67	$ 13.76	$ 12.22	$ 11.61	$ 10.78	$ 10.07
Total Return B, C	10.18%	13.17%	6.60%	8.57%	8.18%	(13.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.80%	.80%	.82%	.77%	.78%
Expenses net of fee waivers, if any	.81% A	.80%	.80%	.82%	.77%	.78%
Expenses net of all reductions	.80% A	.80%	.79%	.81%	.74%	.73%
Net investment income (loss)	1.29% A	1.23%	1.02%	1.46%	.98%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,312	$ 1,149	$ 922	$ 863	$ 617	$ 490
Portfolio turnover rate F	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.456 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 733,403
Unrealized depreciation	(47,417)
Net unrealized appreciation (depreciation)	$ 685,986
Cost for federal income tax purposes	$ 3,027,006

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $626,509 and $829,218, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On July 18, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin August 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (July, 2008). Subsequent months will be added until the performance period includes 36 months.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 708	$ 57
Class T	.25%	.25%	3,024	62
Class B	.75%	.25%	1,498	1,131
Class C	.75%	.25%	1,616	104
			$ 6,846	$ 1,354

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	27
Class B*	290
Class C*	7
$ 375

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 730.26
Class T	1,280.21
Class B	454.30
Class C	398.25
Institutional Class	1,267.21
	$ 4,129

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $40.

9. Expense Reductions.

Through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 13
Class T	17
Class C	2
Institutional Class	15
$ 47

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 5,283	$ 825
Class T	9,597	-
Class B	166	-
Class C	940	-
Institutional Class	15,072	4,696
Total	$ 31,058	$ 5,521
From net realized gain
Class A	$ 10,694	$ -
Class T	25,462	-
Class B	6,541	-
Class C	6,836	-
Institutional Class	23,172	-
Total	$ 72,705	$ -

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12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	8,314	17,180	$ 112,979	$ 215,293
Reinvestment of distributions	1,081	62	14,626	759
Shares redeemed	(7,407)	(17,419)	(101,472)	(217,745)
Net increase (decrease)	1,988	(177)	$ 26,133	$ (1,693)
Class T
Shares sold	5,048	15,031	$ 68,730	$ 189,017
Reinvestment of distributions	2,544	-	34,250	-
Shares redeemed	(18,408)	(47,960)	(251,340)	(597,674)
Net increase (decrease)	(10,816)	(32,929)	$ (148,360)	$ (408,657)
Class B
Shares sold	489	1,256	$ 6,507	$ 15,400
Reinvestment of distributions	433	-	5,705	-
Shares redeemed	(4,266)	(14,770)	(56,625)	(179,668)
Net increase (decrease)	(3,344)	(13,514)	$ (44,413)	$ (164,268)
Class C
Shares sold	1,057	2,941	$ 14,059	$ 36,513
Reinvestment of distributions	480	-	6,319	-
Shares redeemed	(3,596)	(10,251)	(48,099)	(124,774)
Net increase (decrease)	(2,059)	(7,310)	$ (27,721)	$ (88,261)
Institutional Class
Shares sold	12,968	25,523	$ 177,861	$ 322,924
Reinvestment of distributions	1,993	225	27,217	2,779
Shares redeemed	(9,014)	(17,707)	(124,873)	(223,881)
Net increase (decrease)	5,947	8,041	$ 80,205	$ 101,822

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Dividend Growth Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the S&P 500 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one- and three-year periods, although the fund's five-year cumulative return was higher than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 24.2 basis points. As a result, the fund's hypothetical management fee would have been 24.2 basis points ($8.6 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGF-USAN-0707
1.786779.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On July 18, 2007, shareholders of Fidelity® Advisor Dividend Growth Fund approved a new management contract for the fund, effective August 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,099.50	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.40	$ 5.59
Class T
Actual	$ 1,000.00	$ 1,098.20	$ 6.85
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.59
Class B
Actual	$ 1,000.00	$ 1,095.40	$ 9.98
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Class C
Actual	$ 1,000.00	$ 1,095.40	$ 9.66
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class
Actual	$ 1,000.00	$ 1,101.80	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.31%
Class B	1.91%
Class C	1.85%
Institutional Class	.81%

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Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	7.3	7.1
American International Group, Inc.	6.4	6.4
Johnson & Johnson	5.4	3.7
Clear Channel Communications, Inc.	5.0	5.1
AT&T, Inc.	4.6	5.9
Bank of America Corp.	4.4	4.0
Wyeth	4.1	4.8
General Electric Co.	4.0	4.7
Wal-Mart Stores, Inc.	4.0	4.5
Hartford Financial Services Group, Inc.	2.6	2.3
	47.8
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	21.0
Health Care	19.4	18.9
Information Technology	17.9	14.4
Consumer Discretionary	9.7	13.2
Industrials	8.8	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 97.3%		Stocks 97.6%
	Convertible Securities 0.6%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	3.7%	** Foreign investments	4.1%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.	52,555	$ 2,657
Media - 6.0%
Clear Channel Communications, Inc.	4,834,400	185,641
News Corp. Class A	233,600	5,160
Time Warner, Inc.	1,203,846	25,726
Viacom, Inc. Class B (non-vtg.) (a)	136,596	6,136
		222,663
Multiline Retail - 0.7%
Target Corp.	407,575	25,445
Specialty Retail - 2.7%
Gap, Inc.	424,700	7,865
Home Depot, Inc.	2,411,095	93,719
		101,584
TOTAL CONSUMER DISCRETIONARY		352,349
CONSUMER STAPLES - 6.1%
Food & Staples Retailing - 5.7%
CVS Caremark Corp.	1,676,791	64,624
Wal-Mart Stores, Inc.	3,125,298	148,764
		213,388
Personal Products - 0.1%
Alberto-Culver Co.	93,972	2,334
Tobacco - 0.3%
Altria Group, Inc.	155,820	11,079
TOTAL CONSUMER STAPLES		226,801
ENERGY - 7.0%
Energy Equipment & Services - 3.8%
Diamond Offshore Drilling, Inc.	797,420	75,253
GlobalSantaFe Corp.	826,147	56,426
Halliburton Co.	264,200	9,498
		141,177
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp.	428,200	14,927
ConocoPhillips	520,575	40,308
EOG Resources, Inc.	61,800	4,752
Marathon Oil Corp.	63,300	7,837
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)	100,000	$ 4,449
Ultra Petroleum Corp. (a)	178,800	10,975
Valero Energy Corp.	415,300	30,990
XTO Energy, Inc.	77,100	4,473
		118,711
TOTAL ENERGY		259,888
FINANCIALS - 22.8%
Capital Markets - 1.4%
Franklin Resources, Inc.	21,400	2,905
Goldman Sachs Group, Inc.	48,400	11,172
KKR Private Equity Investors, LP	131,000	3,079
KKR Private Equity Investors, LP Restricted Depositary Units (e)	493,200	11,590
Merrill Lynch & Co., Inc.	193,054	17,902
State Street Corp.	85,200	5,817
		52,465
Commercial Banks - 2.6%
PNC Financial Services Group, Inc.	470,833	34,747
U.S. Bancorp, Delaware	146,100	5,052
Wachovia Corp.	1,027,800	55,696
Wells Fargo & Co.	31,200	1,126
		96,621
Consumer Finance - 0.8%
American Express Co.	377,600	24,536
Capital One Financial Corp.	64,600	5,154
		29,690
Diversified Financial Services - 4.7%
Bank of America Corp.	3,184,740	161,498
Citigroup, Inc.	214,186	11,671
		173,169
Insurance - 12.8%
ACE Ltd.	665,300	40,963
AFLAC, Inc.	61,400	3,246
American International Group, Inc.	3,269,792	236,537
Hartford Financial Services Group, Inc.	932,800	96,237
MBIA, Inc.	222,700	14,821
MetLife, Inc.	547,600	37,237
PartnerRe Ltd.	59,600	4,577
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Swiss Reinsurance Co. (Reg.)	140,610	$ 13,387
The Chubb Corp.	451,500	24,774
Transatlantic Holdings, Inc.	37,312	2,674
		474,453
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	282,381	18,050
TOTAL FINANCIALS		844,448
HEALTH CARE - 19.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	151,300	8,523
Biogen Idec, Inc. (a)	342,235	17,872
		26,395
Health Care Providers & Services - 7.3%
Cardinal Health, Inc.	3,706,005	268,533
UnitedHealth Group, Inc.	8,500	466
		268,999
Pharmaceuticals - 11.4%
Johnson & Johnson	3,173,068	200,760
Merck & Co., Inc.	921,395	48,327
Schering-Plough Corp.	721,070	23,608
Wyeth	2,588,000	149,690
		422,385
TOTAL HEALTH CARE		717,779
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.6%
General Dynamics Corp.	125,545	10,074
Honeywell International, Inc.	581,700	33,686
Raytheon Co.	290,700	16,163
		59,923
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	655,810	47,199
Industrial Conglomerates - 5.2%
3M Co.	111,300	9,790
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	3,962,414	$ 148,908
Tyco International Ltd.	1,026,608	34,248
		192,946
Machinery - 0.7%
Illinois Tool Works, Inc.	417,126	21,991
Ingersoll-Rand Co. Ltd. Class A	70,200	3,603
		25,594
TOTAL INDUSTRIALS		325,662
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	2,382,800	64,145
Juniper Networks, Inc. (a)	295,810	7,221
Motorola, Inc.	2,033,149	36,983
QUALCOMM, Inc.	476,700	20,474
		128,823
Computers & Peripherals - 5.1%
Dell, Inc. (a)	1,332,000	35,791
EMC Corp. (a)	579,500	9,788
Hewlett-Packard Co.	1,052,800	48,123
International Business Machines Corp.	900,081	95,949
		189,651
IT Services - 0.4%
First Data Corp.	152,000	4,970
The Western Union Co.	509,806	11,445
		16,415
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	105,400	2,404
Analog Devices, Inc.	284,400	10,298
Applied Materials, Inc.	1,242,100	23,724
Intel Corp.	2,693,708	59,720
KLA-Tencor Corp.	122,300	6,724
Lam Research Corp. (a)	282,007	15,132
Linear Technology Corp. (d)	485,781	17,435
National Semiconductor Corp.	1,004,500	27,041
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,000	273
Texas Instruments, Inc.	145,800	5,155
		167,906
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.4%
BEA Systems, Inc. (a)	847,148	$ 10,886
Microsoft Corp.	2,868,023	87,962
Oracle Corp. (a)	2,443,700	47,359
Symantec Corp. (a)	799,711	15,986
		162,193
TOTAL INFORMATION TECHNOLOGY		664,988
MATERIALS - 0.1%
Chemicals - 0.1%
Praxair, Inc.	40,800	2,778
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	4,110,150	169,914
Qwest Communications International, Inc. (a)	2,169,600	22,325
		192,239
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	777,544	17,767
TOTAL TELECOMMUNICATION SERVICES		210,006
TOTAL COMMON STOCKS (Cost $2,916,551)		3,604,699
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	149,400	5,514
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,994)		5,514
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 2,520	2,905
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 7,870	$ 14,643
TOTAL CONVERTIBLE BONDS (Cost $10,390)		17,548
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	76,594,699	76,595
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	8,636,250	8,636
TOTAL MONEY MARKET FUNDS (Cost $85,231)		85,231
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,017,166)		3,712,992
NET OTHER ASSETS - (0.2)%		(7,705)
NET ASSETS - 100%		$ 3,705,287
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,590,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,796
Fidelity Securities Lending Cash Central Fund	40
Total	$ 1,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,505) - See accompanying schedule: Unaffiliated issuers (cost $2,931,935)	$ 3,627,761
Fidelity Central Funds (cost $85,231)	85,231
Total Investments (cost $3,017,166)		$ 3,712,992
Receivable for investments sold		26,494
Receivable for fund shares sold		1,801
Dividends receivable		8,785
Interest receivable		61
Distributions receivable from Fidelity Central Funds		160
Prepaid expenses		9
Total assets		3,750,302

Liabilities
Payable for investments purchased	$ 26,658
Payable for fund shares redeemed	6,067
Accrued management fee	1,723
Distribution fees payable	1,129
Other affiliated payables	773
Other payables and accrued expenses	29
Collateral on securities loaned, at value	8,636
Total liabilities		45,015

Net Assets		$ 3,705,287
Net Assets consist of:
Paid in capital		$ 2,886,533
Undistributed net investment income		8,867
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		114,062
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		695,825
Net Assets		$ 3,705,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($594,773 ÷ 40,969 shares)	$ 14.52

Maximum offering price per share (100/94.25 of $14.52)	$ 15.41
Class T: Net Asset Value and redemption price per share ($1,186,891 ÷ 82,199 shares)	$ 14.44

Maximum offering price per share (100/96.50 of $14.44)	$ 14.96
Class B: Net Asset Value and offering price per share ($289,819 ÷ 20,570 shares)A	$ 14.09

Class C: Net Asset Value and offering price per share ($322,041 ÷ 22,849 shares)A	$ 14.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,311,763 ÷ 89,425 shares)	$ 14.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 35,973
Interest		187
Income from Fidelity Central Funds		1,836
Total income		37,996

Expenses
Management fee	$ 10,186
Transfer agent fees	4,129
Distribution fees	6,846
Accounting and security lending fees	519
Custodian fees and expenses	27
Independent trustees' compensation	6
Registration fees	105
Audit	35
Legal	26
Miscellaneous	18
Total expenses before reductions	21,897
Expense reductions	(111)	21,786
Net investment income (loss)		16,210
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,382
Foreign currency transactions	(1)
Total net realized gain (loss)		130,381
Change in net unrealized appreciation (depreciation) on: Investment securities	197,872
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		197,870
Net gain (loss)		328,251
Net increase (decrease) in net assets resulting from operations		$ 344,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,210	$ 27,225
Net realized gain (loss)	130,381	122,148
Change in net unrealized appreciation (depreciation)	197,870	271,954
Net increase (decrease) in net assets resulting from operations	344,461	421,327
Distributions to shareholders from net investment income	(31,058)	(5,521)
Distributions to shareholders from net realized gain	(72,705)	-
Total distributions	(103,763)	(5,521)
Share transactions - net increase (decrease)	(114,156)	(561,057)
Total increase (decrease) in net assets	126,542	(145,251)

Net Assets
Beginning of period	3,578,745	3,723,996
End of period (including undistributed net investment income of $8,867 and undistributed net investment income of $26,622, respectively)	$ 3,705,287	$ 3,578,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.08	$ 11.49	$ 10.67	$ 9.97	$ 11.58
Income from Investment Operations
Net investment income (loss) E	.07	.11	.08	.13 H	.06	.07
Net realized and unrealized gain (loss)	1.25	1.44	.63	.75	.70	(1.65)
Total from investment operations	1.32	1.55	.71	.88	.76	(1.58)
Distributions from net investment income	(.14)	(.02)	(.12)	(.06)	(.06)	(.03)
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.41) J	(.02)	(.12)	(.06)	(.06)	(.03)
Net asset value, end of period	$ 14.52	$ 13.61	$ 12.08	$ 11.49	$ 10.67	$ 9.97
Total Return B, C, D	9.95%	12.86%	6.22%	8.27%	7.70%	(13.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.13%	1.15%	1.15%	1.14%	1.16%
Expenses net of fee waivers, if any	1.11% A	1.13%	1.15%	1.15%	1.14%	1.16%
Expenses net of all reductions	1.10% A	1.12%	1.13%	1.14%	1.11%	1.11%
Net investment income (loss)	.99% A	.90%	.68%	1.13%	.61%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 595	$ 530	$ 473	$ 469	$ 331	$ 220
Portfolio turnover rate G	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.413 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 12.00	$ 11.42	$ 10.60	$ 9.91	$ 11.51
Income from Investment Operations
Net investment income (loss) E	.05	.09	.06	.11 H	.04	.05
Net realized and unrealized gain (loss)	1.25	1.43	.62	.75	.69	(1.64)
Total from investment operations	1.30	1.52	.68	.86	.73	(1.59)
Distributions from net investment income	(.10)	-	(.10)	(.04)	(.04)	(.01)
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.38) J	-	(.10)	(.04)	(.04)	(.01)
Net asset value, end of period	$ 14.44	$ 13.52	$ 12.00	$ 11.42	$ 10.60	$ 9.91
Total Return B, C, D	9.82%	12.67%	5.99%	8.13%	7.42%	(13.83)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.32%	1.31%	1.33%	1.35%	1.36%
Expenses net of fee waivers, if any	1.31% A	1.32%	1.31%	1.33%	1.35%	1.36%
Expenses net of all reductions	1.31% A	1.32%	1.29%	1.32%	1.32%	1.32%
Net investment income (loss)	.78% A	.71%	.52%	.95%	.40%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 1,187	$ 1,257	$ 1,511	$ 2,673	$ 2,091	$ 1,467
Portfolio turnover rate G	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.380 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 11.74	$ 11.16	$ 10.39	$ 9.72	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.01	.01	(.01)	.04 H	(.02)	- J
Net realized and unrealized gain (loss)	1.22	1.39	.61	.73	.69	(1.63)
Total from investment operations	1.23	1.40	.60	.77	.67	(1.63)
Distributions from net investment income	(.01)	-	(.02)	-	-	-
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.28) K	-	(.02)	-	-	-
Net asset value, end of period	$ 14.09	$ 13.14	$ 11.74	$ 11.16	$ 10.39	$ 9.72
Total Return B, C, D	9.54%	11.93%	5.38%	7.41%	6.89%	(14.36)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.93%	1.95%	1.95%	1.92%	1.91%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.95%	1.95%	1.92%	1.91%
Expenses net of all reductions	1.90% A	1.93%	1.94%	1.94%	1.90%	1.87%
Net investment income (loss)	.19% A	.10%	(.12)%	.33%	(.17)%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 290	$ 314	$ 439	$ 559	$ 538	$ 430
Portfolio turnover rate G	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.283 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 11.76	$ 11.18	$ 10.40	$ 9.73	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.01)	.04 H	(.01)	- J
Net realized and unrealized gain (loss)	1.21	1.39	.62	.74	.68	(1.62)
Total from investment operations	1.23	1.41	.61	.78	.67	(1.62)
Distributions from net investment income	(.04)	-	(.03)	-	-	-
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.31) K	-	(.03)	-	-	-
Net asset value, end of period	$ 14.09	$ 13.17	$ 11.76	$ 11.18	$ 10.40	$ 9.73
Total Return B, C, D	9.54%	11.99%	5.47%	7.50%	6.89%	(14.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.87%	1.88%	1.88%	1.87%	1.87%
Expenses net of fee waivers, if any	1.85% A	1.87%	1.88%	1.88%	1.87%	1.87%
Expenses net of all reductions	1.84% A	1.86%	1.87%	1.87%	1.84%	1.82%
Net investment income (loss)	.25% A	.17%	(.06)%	.40%	(.12)%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 322	$ 328	$ 379	$ 508	$ 460	$ 336
Portfolio turnover rate G	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.314 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 12.22	$ 11.61	$ 10.78	$ 10.07	$ 11.70
Income from Investment Operations
Net investment income (loss) D	.09	.16	.12	.17 G	.10	.11
Net realized and unrealized gain (loss)	1.28	1.44	.64	.75	.71	(1.67)
Total from investment operations	1.37	1.60	.76	.92	.81	(1.56)
Distributions from net investment income	(.18)	(.06)	(.15)	(.09)	(.10)	(.07)
Distributions from net realized gain	(.28)	-	-	-	-	-
Total distributions	(.46) I	(.06)	(.15)	(.09)	(.10)	(.07)
Net asset value, end of period	$ 14.67	$ 13.76	$ 12.22	$ 11.61	$ 10.78	$ 10.07
Total Return B, C	10.18%	13.17%	6.60%	8.57%	8.18%	(13.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.80%	.80%	.82%	.77%	.78%
Expenses net of fee waivers, if any	.81% A	.80%	.80%	.82%	.77%	.78%
Expenses net of all reductions	.80% A	.80%	.79%	.81%	.74%	.73%
Net investment income (loss)	1.29% A	1.23%	1.02%	1.46%	.98%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,312	$ 1,149	$ 922	$ 863	$ 617	$ 490
Portfolio turnover rate F	35% A	29%	32%	32%	41%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.456 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 733,403
Unrealized depreciation	(47,417)
Net unrealized appreciation (depreciation)	$ 685,986
Cost for federal income tax purposes	$ 3,027,006

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $626,509 and $829,218, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On July 18, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin August 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (July, 2008). Subsequent months will be added until the performance period includes 36 months.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 708	$ 57
Class T	.25%	.25%	3,024	62
Class B	.75%	.25%	1,498	1,131
Class C	.75%	.25%	1,616	104
			$ 6,846	$ 1,354

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	27
Class B*	290
Class C*	7
$ 375

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 730.26
Class T	1,280.21
Class B	454.30
Class C	398.25
Institutional Class	1,267.21
	$ 4,129

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $40.

9. Expense Reductions.

Through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 13
Class T	17
Class C	2
Institutional Class	15
$ 47

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 5,283	$ 825
Class T	9,597	-
Class B	166	-
Class C	940	-
Institutional Class	15,072	4,696
Total	$ 31,058	$ 5,521
From net realized gain
Class A	$ 10,694	$ -
Class T	25,462	-
Class B	6,541	-
Class C	6,836	-
Institutional Class	23,172	-
Total	$ 72,705	$ -

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	8,314	17,180	$ 112,979	$ 215,293
Reinvestment of distributions	1,081	62	14,626	759
Shares redeemed	(7,407)	(17,419)	(101,472)	(217,745)
Net increase (decrease)	1,988	(177)	$ 26,133	$ (1,693)
Class T
Shares sold	5,048	15,031	$ 68,730	$ 189,017
Reinvestment of distributions	2,544	-	34,250	-
Shares redeemed	(18,408)	(47,960)	(251,340)	(597,674)
Net increase (decrease)	(10,816)	(32,929)	$ (148,360)	$ (408,657)
Class B
Shares sold	489	1,256	$ 6,507	$ 15,400
Reinvestment of distributions	433	-	5,705	-
Shares redeemed	(4,266)	(14,770)	(56,625)	(179,668)
Net increase (decrease)	(3,344)	(13,514)	$ (44,413)	$ (164,268)
Class C
Shares sold	1,057	2,941	$ 14,059	$ 36,513
Reinvestment of distributions	480	-	6,319	-
Shares redeemed	(3,596)	(10,251)	(48,099)	(124,774)
Net increase (decrease)	(2,059)	(7,310)	$ (27,721)	$ (88,261)
Institutional Class
Shares sold	12,968	25,523	$ 177,861	$ 322,924
Reinvestment of distributions	1,993	225	27,217	2,779
Shares redeemed	(9,014)	(17,707)	(124,873)	(223,881)
Net increase (decrease)	5,947	8,041	$ 80,205	$ 101,822

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Dividend Growth Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the S&P 500 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one- and three-year periods, although the fund's five-year cumulative return was higher than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 24.2 basis points. As a result, the fund's hypothetical management fee would have been 24.2 basis points ($8.6 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGFI-USAN-0707
1.786780.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Dynamic Capital Appreciation Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,114.60	$ 6.22
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,113.10	$ 7.38
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.04
Class B
Actual	$ 1,000.00	$ 1,110.50	$ 10.26
HypotheticalA	$ 1,000.00	$ 1,015.21	$ 9.80
Class C
Actual	$ 1,000.00	$ 1,110.90	$ 10.05
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class
Actual	$ 1,000.00	$ 1,116.30	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.40%
Class B	1.95%
Class C	1.91%
Institutional Class	.83%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	4.2	4.5
Biogen Idec, Inc.	3.9	3.1
Monsanto Co.	3.5	3.0
Qwest Communications International, Inc.	3.5	2.9
AMR Corp.	3.2	1.3
Alstom SA	3.0	1.5
Morgan Stanley	2.4	2.9
Burlington Northern Santa Fe Corp.	2.3	2.3
American Tower Corp. Class A	2.0	2.0
Accor SA	2.0	0.6
	30.0
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	27.6	20.6
Consumer Discretionary	19.5	17.5
Financials	9.7	11.3
Telecommunication Services	9.4	8.3
Health Care	9.1	11.7
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 93.6%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	20.8%	** Foreign investments	15.7%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Automobiles - 1.6%
Fiat Spa	228,389	$ 6,539,532
Ford Motor Co.	452,400	3,773,016
Renault SA	34,000	4,860,799
		15,173,347
Diversified Consumer Services - 0.2%
Corinthian Colleges, Inc. (a)	140,000	2,045,400
Hotels, Restaurants & Leisure - 3.5%
Accor SA	195,256	18,157,043
Compass Group PLC	253,900	1,895,262
Las Vegas Sands Corp. (a)	60,500	4,720,210
Orient Express Hotels Ltd. Class A	74,700	4,001,679
Paddy Power PLC (Ireland)	80,700	2,408,435
Six Flags, Inc.	205,800	1,273,902
		32,456,531
Household Durables - 1.5%
Whirlpool Corp.	126,000	14,067,900
Media - 5.7%
EchoStar Communications Corp. Class A (a)	136,500	6,287,190
Mediacom Communications Corp. Class A (a)	270,364	2,525,200
Pearson PLC	276,800	4,921,615
The Walt Disney Co.	1,090,900	38,661,495
		52,395,500
Multiline Retail - 1.8%
Federated Department Stores, Inc.	154,300	6,161,199
Saks, Inc.	318,600	6,384,744
Target Corp.	59,700	3,727,071
		16,273,014
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A	173,100	14,306,715
American Eagle Outfitters, Inc.	169,274	4,570,398
bebe Stores, Inc.	211,656	3,805,575
Guess?, Inc.	135,700	5,997,940
Tiffany & Co., Inc.	74,900	3,937,493
Wet Seal, Inc. Class A (a)	322,500	2,009,175
		34,627,296
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc. (a)	107,100	5,500,656
Deckers Outdoor Corp. (a)	34,800	3,058,572
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	35,400	$ 3,319,812
Wolverine World Wide, Inc.	18,700	542,861
		12,421,901
TOTAL CONSUMER DISCRETIONARY		179,460,889
CONSUMER STAPLES - 1.3%
Beverages - 1.1%
Remy Cointreau SA	9,100	658,754
The Coca-Cola Co.	177,000	9,379,230
		10,037,984
Food & Staples Retailing - 0.2%
Tesco PLC	245,300	2,248,583
TOTAL CONSUMER STAPLES		12,286,567
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
ConocoPhillips	50,500	3,910,215
Marathon Oil Corp.	58,800	7,280,028
		11,190,243
FINANCIALS - 9.7%
Capital Markets - 8.5%
Credit Suisse Group sponsored ADR	90,966	6,907,048
E*TRADE Financial Corp.	310,400	7,434,080
Fortress Investment Group LLC (e)	136,565	3,659,942
Goldman Sachs Group, Inc.	71,100	16,411,302
Janus Capital Group, Inc.	97,300	2,693,264
Jefferies Group, Inc.	219,500	6,725,480
Man Group plc	1,067,800	12,442,326
Morgan Stanley	260,800	22,178,432
T. Rowe Price Group, Inc.	600	30,810
		78,482,684
Commercial Banks - 0.3%
Fifth Third Bancorp	50,810	2,152,312
Diversified Financial Services - 0.3%
Citigroup, Inc.	50,800	2,768,092
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	125,600	4,674,832
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc. (a)	60,256	$ 867,686
TOTAL FINANCIALS		88,945,606
HEALTH CARE - 9.1%
Biotechnology - 5.7%
Biogen Idec, Inc. (a)	675,261	35,262,129
MedImmune, Inc. (a)	242,759	14,050,891
Molecular Insight Pharmaceuticals, Inc.	8,100	86,589
Tanox, Inc. (a)	159,300	2,988,468
		52,388,077
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.	165,900	7,832,139
VCA Antech, Inc. (a)	174,462	6,905,206
		14,737,345
Life Sciences Tools & Services - 0.2%
Stratagene Corp. (a)	54,800	595,128
Techne Corp. (a)	18,402	1,098,415
		1,693,543
Pharmaceuticals - 1.6%
Elan Corp. PLC sponsored ADR (a)	614,500	12,117,940
Merck & Co., Inc.	42,300	2,218,635
		14,336,575
TOTAL HEALTH CARE		83,155,540
INDUSTRIALS - 27.6%
Aerospace & Defense - 3.0%
General Dynamics Corp.	147,000	11,795,280
Lockheed Martin Corp.	65,400	6,415,740
Raytheon Co.	106,900	5,943,640
United Technologies Corp.	50,800	3,583,940
		27,738,600
Airlines - 8.2%
AMR Corp. (a)	1,032,600	29,274,210
Continental Airlines, Inc. Class B (a)	373,400	14,999,478
Delta Air Lines, Inc. (a)	194,343	3,702,234
Ryanair Holdings PLC sponsored ADR (a)	190,500	7,865,745
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
UAL Corp. (a)	261,800	$ 10,278,268
US Airways Group, Inc. (a)	243,700	8,687,905
		74,807,840
Building Products - 0.5%
Assa Abloy AB (B Shares)	82,600	1,856,394
Compagnie de St. Gobain	24,800	2,719,292
		4,575,686
Commercial Services & Supplies - 1.1%
Fuel Tech, Inc. (a)	69,667	1,853,142
RPS Group PLC	61,100	441,267
Stericycle, Inc. (a)	71,268	6,497,504
The Brink's Co.	19,600	1,292,228
		10,084,141
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	534,000	11,464,980
Alstom SA	173,100	27,414,061
Schneider Electric SA	52,947	7,643,644
		46,522,685
Industrial Conglomerates - 0.6%
Siemens AG sponsored ADR	41,200	5,438,400
Machinery - 3.2%
Atlas Copco AB:
(A Shares)	99,400	1,670,087
(A Shares) (a)	24,800	121,868
Deere & Co.	83,540	10,064,064
Force Protection, Inc. (a)(e)	57,311	1,645,972
Invensys PLC (a)	852,900	6,586,094
Kennametal, Inc.	71,500	5,499,780
SPX Corp.	46,400	4,077,168
		29,665,033
Road & Rail - 5.9%
Burlington Northern Santa Fe Corp.	226,700	21,112,571
CSX Corp.	40,900	1,858,496
Hertz Global Holdings, Inc.	417,700	8,846,886
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	253,100	$ 14,649,428
Union Pacific Corp.	67,100	8,097,628
		54,565,009
TOTAL INDUSTRIALS		253,397,394
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	318,095	8,563,117
Harris Corp.	109,602	5,471,332
		14,034,449
Computers & Peripherals - 1.4%
Apple, Inc. (a)	25,300	3,075,468
Dell, Inc. (a)	122,199	3,283,487
Diebold, Inc.	135,500	6,718,090
		13,077,045
Electronic Equipment & Instruments - 0.0%
Paxar Corp. (a)	5,024	151,976
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	72,886	3,222,290
DealerTrack Holdings, Inc. (a)	199,295	7,192,557
Equinix, Inc. (a)	36,200	3,163,156
The Knot, Inc. (a)	190,738	3,616,392
ValueClick, Inc. (a)	123,150	3,858,290
		21,052,685
IT Services - 0.3%
Mastercard, Inc. Class A	16,430	2,457,107
Semiconductors & Semiconductor Equipment - 1.5%
ANADIGICS, Inc. (a)	220,500	2,776,095
FEI Co. (a)	58,109	2,155,844
Infineon Technologies AG sponsored ADR (a)	384,400	5,985,108
Micron Technology, Inc. (a)	244,200	2,974,356
		13,891,403
Software - 0.6%
Business Objects SA sponsored ADR (a)	134,300	5,521,073
TOTAL INFORMATION TECHNOLOGY		70,185,738
Common Stocks - continued
	Shares	Value
MATERIALS - 6.8%
Chemicals - 5.7%
Airgas, Inc.	33,300	$ 1,419,912
Bayer AG sponsored ADR	55,700	4,003,716
Ecolab, Inc.	97,900	4,224,385
Monsanto Co.	530,400	32,672,640
Rhodia SA (a)	634,900	2,648,298
Syngenta AG sponsored ADR	190,100	7,168,671
		52,137,622
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	58,230	6,730,806
Titanium Metals Corp.	102,163	3,534,840
		10,265,646
TOTAL MATERIALS		62,403,268
TELECOMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	84,600	3,497,364
Cbeyond, Inc. (a)	74,245	2,626,788
France Telecom SA (e)	159,900	4,912,128
Level 3 Communications, Inc. (a)	454,100	2,642,862
Qwest Communications International, Inc. (a)	3,124,400	32,150,076
Verizon Communications, Inc.	203,100	8,840,943
		54,670,161
Wireless Telecommunication Services - 3.5%
American Tower Corp. Class A (a)	434,900	18,778,982
Centennial Communications Corp. Class A (a)	327,735	3,339,620
Dobson Communications Corp. Class A (a)	488,700	5,194,881
NII Holdings, Inc. (a)	58,951	4,802,738
		32,116,221
TOTAL TELECOMMUNICATION SERVICES		86,786,382
UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
EDF Energies Nouvelles SA	60,567	3,508,400
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
International Power PLC	741,266	$ 6,659,719
TXU Corp.	40,500	2,731,725
		12,899,844
TOTAL COMMON STOCKS (Cost $751,713,562)		860,711,471
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/49 (d)	$ 1,320,000	85,800
7.9% 12/15/09 (d)	350,000	24,500
8.3% 12/15/29 (d)	3,740,000	261,800
9% 5/15/16 (d)	433,000	28,145
9.75% 5/15/21 (d)	230,000	14,950
10% 8/15/08 (d)	700,000	49,000
10.375% 2/1/11 (d)	350,000	22,750
		486,945
TOTAL NONCONVERTIBLE BONDS (Cost $208,274)		486,945
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	32,726,256	$ 32,726,256
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	5,816,575	5,816,575
TOTAL MONEY MARKET FUNDS (Cost $38,542,831)		38,542,831
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $790,464,667)		899,741,247
NET OTHER ASSETS - 2.2%		20,105,001
NET ASSETS - 100%		$ 919,846,248
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,017,240
Fidelity Securities Lending Cash Central Fund	197,364
Total	$ 1,214,604
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
France	8.5%
United Kingdom	3.8%
Switzerland	2.8%
Ireland	2.5%
Germany	1.7%
Others (individually less than 1%)	1.5%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $113,928,097 of which $79,590,858 and $34,337,239 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,388,411) - See accompanying schedule: Unaffiliated issuers (cost $751,921,836)	$ 861,198,416
Fidelity Central Funds (cost $38,542,831)	38,542,831
Total Investments (cost $790,464,667)		$ 899,741,247
Receivable for investments sold		36,150,156
Receivable for fund shares sold		4,314,571
Dividends receivable		1,299,306
Distributions receivable from Fidelity Central Funds		310,525
Prepaid expenses		1,099
Other receivables		4,683
Total assets		941,821,587

Liabilities
Payable for investments purchased	$ 13,322,039
Payable for fund shares redeemed	1,835,588
Accrued management fee	412,215
Distribution fees payable	347,517
Other affiliated payables	209,495
Other payables and accrued expenses	31,910
Collateral on securities loaned, at value	5,816,575
Total liabilities		21,975,339

Net Assets		$ 919,846,248
Net Assets consist of:
Paid in capital		$ 892,373,804
Undistributed net investment income		263,204
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(82,061,618)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,270,858
Net Assets		$ 919,846,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,778,215 ÷ 15,044,297 shares)	$ 20.52

Maximum offering price per share (100/94.25 of $20.52)	$ 21.77
Class T: Net Asset Value and redemption price per share ($314,762,826 ÷ 15,594,457 shares)	$ 20.18

Maximum offering price per share (100/96.50 of $20.18)	$ 20.91
Class B: Net Asset Value and offering price per share ($66,771,883 ÷ 3,409,169 shares)A	$ 19.59

Class C: Net Asset Value and offering price per share ($130,887,460 ÷ 6,664,770 shares)A	$ 19.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($98,645,864 ÷ 4,712,386 shares)	$ 20.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,244,205
Interest		2,084
Income from Fidelity Central Funds		1,214,604
Total income		5,460,893

Expenses
Management fee	$ 2,090,244
Transfer agent fees	1,013,628
Distribution fees	1,835,526
Accounting and security lending fees	135,930
Custodian fees and expenses	33,489
Independent trustees' compensation	1,098
Registration fees	100,418
Audit	26,877
Legal	3,697
Miscellaneous	2,306
Total expenses before reductions	5,243,213
Expense reductions	(45,524)	5,197,689
Net investment income (loss)		263,204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,071,188
Foreign currency transactions	(13,552)
Total net realized gain (loss)		32,057,636
Change in net unrealized appreciation (depreciation) on: Investment securities	52,519,520
Assets and liabilities in foreign currencies	(3,868)
Total change in net unrealized appreciation (depreciation)		52,515,652
Net gain (loss)		84,573,288
Net increase (decrease) in net assets resulting from operations		$ 84,836,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 263,204	$ (847,296)
Net realized gain (loss)	32,057,636	23,372,354
Change in net unrealized appreciation (depreciation)	52,515,652	25,586,280
Net increase (decrease) in net assets resulting from operations	84,836,492	48,111,338
Share transactions - net increase (decrease)	256,666,636	255,729,763
Total increase (decrease) in net assets	341,503,128	303,841,101

Net Assets
Beginning of period	578,343,120	274,502,019
End of period (including undistributed net investment income of $263,204 and accumulated net investment loss of $0)	$ 919,846,248	$ 578,343,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.41	$ 16.27	$ 13.33	$ 13.02	$ 11.15	$ 12.22
Income from Investment Operations
Net investment income (loss) E	.03	.02	(.05) H	(.13) I,K	(.04)	.10
Net realized and unrealized gain (loss)	2.08	2.12	2.99	.44	1.99	(1.06)
Total from investment operations	2.11	2.14	2.94	.31	1.95	(.96)
Distributions from net investment income	-	-	-	-	(.08)	(.11)
Net asset value, end of period	$ 20.52	$ 18.41	$ 16.27	$ 13.33	$ 13.02	$ 11.15
Total Return B,C,D	11.46%	13.15%	22.06%	2.38%	17.64%	(7.93)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.18% A	1.23%	1.32%	1.38%	1.37%	1.47%
Expenses net of fee waivers, if any	1.18% A	1.23%	1.29%	1.38%	1.37%	1.47%
Expenses net of all reductions	1.16% A	1.20%	1.22%	1.30%	1.18%	1.28%
Net investment income (loss)	.30% A	.09%	(.32)% H	(1.00)% I,K	(.33)%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,778	$ 167,868	$ 44,542	$ 29,251	$ 33,954	$ 21,734
Portfolio turnover rate G	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53%). I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 16.06	$ 13.19	$ 12.91	$ 11.07	$ 12.13
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.08) H	(.16) I,K	(.07)	.08
Net realized and unrealized gain (loss)	2.04	2.10	2.95	.44	1.98	(1.06)
Total from investment operations	2.05	2.07	2.87	.28	1.91	(.98)
Distributions from net investment income	-	-	-	-	(.07)	(.08)
Net asset value, end of period	$ 20.18	$ 18.13	$ 16.06	$ 13.19	$ 12.91	$ 11.07
Total Return B,C,D	11.31%	12.89%	21.76%	2.17%	17.39%	(8.13)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.40% A	1.47%	1.56%	1.59%	1.62%	1.66%
Expenses net of fee waivers, if any	1.40% A	1.47%	1.54%	1.59%	1.62%	1.66%
Expenses net of all reductions	1.39% A	1.45%	1.47%	1.52%	1.43%	1.46%
Net investment income (loss)	.07% A	(.15)%	(.57)% H	(1.21)% I,K	(.58)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,763	$ 224,550	$ 128,795	$ 146,833	$ 200,870	$ 172,694
Portfolio turnover rate G	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78%). I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (1.23) %. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 15.71	$ 12.97	$ 12.76	$ 10.93	$ 11.96
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.15) H	(.23) I,K	(.13)	.02
Net realized and unrealized gain (loss)	1.99	2.04	2.89	.44	1.96	(1.05)
Total from investment operations	1.95	1.93	2.74	.21	1.83	(1.03)
Net asset value, end of period	$ 19.59	$ 17.64	$ 15.71	$ 12.97	$ 12.76	$ 10.93
Total Return B,C,D	11.05%	12.29%	21.13%	1.65%	16.74%	(8.61)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.95% A	2.01%	2.07%	2.18%	2.15%	2.16%
Expenses net of fee waivers, if any	1.95% A	2.00%	2.05%	2.18%	2.15%	2.16%
Expenses net of all reductions	1.94% A	1.97%	1.98%	2.10%	1.97%	1.97%
Net investment income (loss)	(.48)% A	(.68)%	(1.08)% H	(1.80)% I,K	(1.11)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,772	$ 66,973	$ 58,279	$ 63,970	$ 76,327	$ 70,748
Portfolio turnover rate G	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.82)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 15.74	$ 12.99	$ 12.78	$ 10.94	$ 11.97
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.15) H	(.21) I,K	(.12)	.03
Net realized and unrealized gain (loss)	2.00	2.05	2.90	.42	1.97	(1.05)
Total from investment operations	1.96	1.94	2.75	.21	1.85	(1.02)
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Net asset value, end of period	$ 19.64	$ 17.68	$ 15.74	$ 12.99	$ 12.78	$ 10.94
Total Return B,C,D	11.09%	12.33%	21.17%	1.64%	16.93%	(8.53)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	1.97%	2.06%	2.08%	2.04%	2.06%
Expenses net of fee waivers, if any	1.91% A	1.97%	2.03%	2.08%	2.04%	2.06%
Expenses net of all reductions	1.90% A	1.95%	1.97%	2.00%	1.86%	1.87%
Net investment income (loss)	(.44)% A	(.66)%	(1.07)% H	(1.70)% I,K	(1.00)%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,887	$ 80,758	$ 41,059	$ 42,171	$ 54,362	$ 48,337
Portfolio turnover rate G	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.72)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 16.51	$ 13.48	$ 13.12	$ 11.24	$ 12.33
Income from Investment Operations
Net investment income (loss) D	.06	.08	(.01) G	(.08) H, J	.01	.17
Net realized and unrealized gain (loss)	2.12	2.16	3.04	.44	2.00	(1.07)
Total from investment operations	2.18	2.24	3.03	.36	2.01	(.90)
Distributions from net investment income	-	-	-	-	(.13)	(.19)
Net asset value, end of period	$ 20.93	$ 18.75	$ 16.51	$ 13.48	$ 13.12	$ 11.24
Total Return B,C	11.63%	13.57%	22.48%	2.74%	18.14%	(7.42)%
Ratios to Average Net Assets E, I
Expenses before reductions	.83% A	.84%	1.01%	1.02%	.99%	.92%
Expenses net of fee waivers, if any	.83% A	.84%	1.01%	1.02%	.99%	.92%
Expenses net of all reductions	.82% A	.82%	.94%	.94%	.80%	.73%
Net investment income (loss)	.64% A	.47%	(.05)% G	(.64)% H, J	.05%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,646	$ 38,194	$ 1,827	$ 2,755	$ 2,807	$ 2,762
Portfolio turnover rate F	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Dynamic Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 117,883,837
Unrealized depreciation	(8,679,575)
Net unrealized appreciation (depreciation)	$ 109,204,262
Cost for federal income tax purposes	$ 790,536,985

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $738,078,041 and $522,367,092, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 301,437	$ 80,237
Class T	.25%	.25%	676,103	69,023
Class B	.75%	.25%	341,123	256,466
Class C	.75%	.25%	516,863	238,999
			$ 1,835,526	$ 644,725

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 221,881
Class T	50,225
Class B*	32,646
Class C*	11,308
$ 316,060

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 347,793.29
Class T	357,537.26
Class B	106,699.31
Class C	142,197.27
Institutional Class	59,402.19
	$ 1,013,628

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,699 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $769 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197,364.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,109 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,948. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5,605
Class T	3,582
Class C	39
Institutional Class	396
$ 9,622

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and

Semiannual Report

10. Other - continued

business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	7,711,299	7,635,666	$ 147,436,141	$ 133,057,257
Shares redeemed	(1,785,683)	(1,254,850)	(34,340,962)	(21,847,444)
Net increase (decrease)	5,925,616	6,380,816	$ 113,095,179	$ 111,209,813
Class T
Shares sold	4,851,111	7,199,074	$ 91,287,605	$ 123,641,590
Shares redeemed	(1,645,167)	(2,831,864)	(31,213,736)	(48,504,196)
Net increase (decrease)	3,205,944	4,367,210	$ 60,073,869	$ 75,137,394

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class B
Shares sold	680,176	1,184,890	$ 12,490,577	$ 19,845,362
Shares redeemed	(1,068,308)	(1,097,944)	(19,662,880)	(18,407,223)
Net increase (decrease)	(388,132)	86,946	$ (7,172,303)	$ 1,438,139
Class C
Shares sold	2,786,146	2,724,921	$ 51,496,211	$ 45,658,368
Shares redeemed	(688,886)	(765,881)	(12,761,028)	(12,831,566)
Net increase (decrease)	2,097,260	1,959,040	$ 38,735,183	$ 32,826,802
Institutional Class
Shares sold	3,073,517	2,549,623	$ 59,785,317	$ 45,974,639
Shares redeemed	(398,538)	(622,903)	(7,850,609)	(10,857,024)
Net increase (decrease)	2,674,979	1,926,720	$ 51,934,708	$ 35,117,615

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Dynamic Capital Appreciation Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the S&P 500 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for the one- and three- year periods, although the fund's five-year cumulative return was lower than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 10.8 basis points. As a result, the fund's hypothetical management fee would have been 10.8 basis points ($0.4 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARG-USAN-0707
1.786781.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Dynamic Capital Appreciation Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,114.60	$ 6.22
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,113.10	$ 7.38
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.04
Class B
Actual	$ 1,000.00	$ 1,110.50	$ 10.26
HypotheticalA	$ 1,000.00	$ 1,015.21	$ 9.80
Class C
Actual	$ 1,000.00	$ 1,110.90	$ 10.05
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class
Actual	$ 1,000.00	$ 1,116.30	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.40%
Class B	1.95%
Class C	1.91%
Institutional Class	.83%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	4.2	4.5
Biogen Idec, Inc.	3.9	3.1
Monsanto Co.	3.5	3.0
Qwest Communications International, Inc.	3.5	2.9
AMR Corp.	3.2	1.3
Alstom SA	3.0	1.5
Morgan Stanley	2.4	2.9
Burlington Northern Santa Fe Corp.	2.3	2.3
American Tower Corp. Class A	2.0	2.0
Accor SA	2.0	0.6
	30.0
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	27.6	20.6
Consumer Discretionary	19.5	17.5
Financials	9.7	11.3
Telecommunication Services	9.4	8.3
Health Care	9.1	11.7
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 93.6%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	20.8%	** Foreign investments	15.7%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Automobiles - 1.6%
Fiat Spa	228,389	$ 6,539,532
Ford Motor Co.	452,400	3,773,016
Renault SA	34,000	4,860,799
		15,173,347
Diversified Consumer Services - 0.2%
Corinthian Colleges, Inc. (a)	140,000	2,045,400
Hotels, Restaurants & Leisure - 3.5%
Accor SA	195,256	18,157,043
Compass Group PLC	253,900	1,895,262
Las Vegas Sands Corp. (a)	60,500	4,720,210
Orient Express Hotels Ltd. Class A	74,700	4,001,679
Paddy Power PLC (Ireland)	80,700	2,408,435
Six Flags, Inc.	205,800	1,273,902
		32,456,531
Household Durables - 1.5%
Whirlpool Corp.	126,000	14,067,900
Media - 5.7%
EchoStar Communications Corp. Class A (a)	136,500	6,287,190
Mediacom Communications Corp. Class A (a)	270,364	2,525,200
Pearson PLC	276,800	4,921,615
The Walt Disney Co.	1,090,900	38,661,495
		52,395,500
Multiline Retail - 1.8%
Federated Department Stores, Inc.	154,300	6,161,199
Saks, Inc.	318,600	6,384,744
Target Corp.	59,700	3,727,071
		16,273,014
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A	173,100	14,306,715
American Eagle Outfitters, Inc.	169,274	4,570,398
bebe Stores, Inc.	211,656	3,805,575
Guess?, Inc.	135,700	5,997,940
Tiffany & Co., Inc.	74,900	3,937,493
Wet Seal, Inc. Class A (a)	322,500	2,009,175
		34,627,296
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc. (a)	107,100	5,500,656
Deckers Outdoor Corp. (a)	34,800	3,058,572
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	35,400	$ 3,319,812
Wolverine World Wide, Inc.	18,700	542,861
		12,421,901
TOTAL CONSUMER DISCRETIONARY		179,460,889
CONSUMER STAPLES - 1.3%
Beverages - 1.1%
Remy Cointreau SA	9,100	658,754
The Coca-Cola Co.	177,000	9,379,230
		10,037,984
Food & Staples Retailing - 0.2%
Tesco PLC	245,300	2,248,583
TOTAL CONSUMER STAPLES		12,286,567
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
ConocoPhillips	50,500	3,910,215
Marathon Oil Corp.	58,800	7,280,028
		11,190,243
FINANCIALS - 9.7%
Capital Markets - 8.5%
Credit Suisse Group sponsored ADR	90,966	6,907,048
E*TRADE Financial Corp.	310,400	7,434,080
Fortress Investment Group LLC (e)	136,565	3,659,942
Goldman Sachs Group, Inc.	71,100	16,411,302
Janus Capital Group, Inc.	97,300	2,693,264
Jefferies Group, Inc.	219,500	6,725,480
Man Group plc	1,067,800	12,442,326
Morgan Stanley	260,800	22,178,432
T. Rowe Price Group, Inc.	600	30,810
		78,482,684
Commercial Banks - 0.3%
Fifth Third Bancorp	50,810	2,152,312
Diversified Financial Services - 0.3%
Citigroup, Inc.	50,800	2,768,092
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	125,600	4,674,832
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc. (a)	60,256	$ 867,686
TOTAL FINANCIALS		88,945,606
HEALTH CARE - 9.1%
Biotechnology - 5.7%
Biogen Idec, Inc. (a)	675,261	35,262,129
MedImmune, Inc. (a)	242,759	14,050,891
Molecular Insight Pharmaceuticals, Inc.	8,100	86,589
Tanox, Inc. (a)	159,300	2,988,468
		52,388,077
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.	165,900	7,832,139
VCA Antech, Inc. (a)	174,462	6,905,206
		14,737,345
Life Sciences Tools & Services - 0.2%
Stratagene Corp. (a)	54,800	595,128
Techne Corp. (a)	18,402	1,098,415
		1,693,543
Pharmaceuticals - 1.6%
Elan Corp. PLC sponsored ADR (a)	614,500	12,117,940
Merck & Co., Inc.	42,300	2,218,635
		14,336,575
TOTAL HEALTH CARE		83,155,540
INDUSTRIALS - 27.6%
Aerospace & Defense - 3.0%
General Dynamics Corp.	147,000	11,795,280
Lockheed Martin Corp.	65,400	6,415,740
Raytheon Co.	106,900	5,943,640
United Technologies Corp.	50,800	3,583,940
		27,738,600
Airlines - 8.2%
AMR Corp. (a)	1,032,600	29,274,210
Continental Airlines, Inc. Class B (a)	373,400	14,999,478
Delta Air Lines, Inc. (a)	194,343	3,702,234
Ryanair Holdings PLC sponsored ADR (a)	190,500	7,865,745
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
UAL Corp. (a)	261,800	$ 10,278,268
US Airways Group, Inc. (a)	243,700	8,687,905
		74,807,840
Building Products - 0.5%
Assa Abloy AB (B Shares)	82,600	1,856,394
Compagnie de St. Gobain	24,800	2,719,292
		4,575,686
Commercial Services & Supplies - 1.1%
Fuel Tech, Inc. (a)	69,667	1,853,142
RPS Group PLC	61,100	441,267
Stericycle, Inc. (a)	71,268	6,497,504
The Brink's Co.	19,600	1,292,228
		10,084,141
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	534,000	11,464,980
Alstom SA	173,100	27,414,061
Schneider Electric SA	52,947	7,643,644
		46,522,685
Industrial Conglomerates - 0.6%
Siemens AG sponsored ADR	41,200	5,438,400
Machinery - 3.2%
Atlas Copco AB:
(A Shares)	99,400	1,670,087
(A Shares) (a)	24,800	121,868
Deere & Co.	83,540	10,064,064
Force Protection, Inc. (a)(e)	57,311	1,645,972
Invensys PLC (a)	852,900	6,586,094
Kennametal, Inc.	71,500	5,499,780
SPX Corp.	46,400	4,077,168
		29,665,033
Road & Rail - 5.9%
Burlington Northern Santa Fe Corp.	226,700	21,112,571
CSX Corp.	40,900	1,858,496
Hertz Global Holdings, Inc.	417,700	8,846,886
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	253,100	$ 14,649,428
Union Pacific Corp.	67,100	8,097,628
		54,565,009
TOTAL INDUSTRIALS		253,397,394
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	318,095	8,563,117
Harris Corp.	109,602	5,471,332
		14,034,449
Computers & Peripherals - 1.4%
Apple, Inc. (a)	25,300	3,075,468
Dell, Inc. (a)	122,199	3,283,487
Diebold, Inc.	135,500	6,718,090
		13,077,045
Electronic Equipment & Instruments - 0.0%
Paxar Corp. (a)	5,024	151,976
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	72,886	3,222,290
DealerTrack Holdings, Inc. (a)	199,295	7,192,557
Equinix, Inc. (a)	36,200	3,163,156
The Knot, Inc. (a)	190,738	3,616,392
ValueClick, Inc. (a)	123,150	3,858,290
		21,052,685
IT Services - 0.3%
Mastercard, Inc. Class A	16,430	2,457,107
Semiconductors & Semiconductor Equipment - 1.5%
ANADIGICS, Inc. (a)	220,500	2,776,095
FEI Co. (a)	58,109	2,155,844
Infineon Technologies AG sponsored ADR (a)	384,400	5,985,108
Micron Technology, Inc. (a)	244,200	2,974,356
		13,891,403
Software - 0.6%
Business Objects SA sponsored ADR (a)	134,300	5,521,073
TOTAL INFORMATION TECHNOLOGY		70,185,738
Common Stocks - continued
	Shares	Value
MATERIALS - 6.8%
Chemicals - 5.7%
Airgas, Inc.	33,300	$ 1,419,912
Bayer AG sponsored ADR	55,700	4,003,716
Ecolab, Inc.	97,900	4,224,385
Monsanto Co.	530,400	32,672,640
Rhodia SA (a)	634,900	2,648,298
Syngenta AG sponsored ADR	190,100	7,168,671
		52,137,622
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	58,230	6,730,806
Titanium Metals Corp.	102,163	3,534,840
		10,265,646
TOTAL MATERIALS		62,403,268
TELECOMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	84,600	3,497,364
Cbeyond, Inc. (a)	74,245	2,626,788
France Telecom SA (e)	159,900	4,912,128
Level 3 Communications, Inc. (a)	454,100	2,642,862
Qwest Communications International, Inc. (a)	3,124,400	32,150,076
Verizon Communications, Inc.	203,100	8,840,943
		54,670,161
Wireless Telecommunication Services - 3.5%
American Tower Corp. Class A (a)	434,900	18,778,982
Centennial Communications Corp. Class A (a)	327,735	3,339,620
Dobson Communications Corp. Class A (a)	488,700	5,194,881
NII Holdings, Inc. (a)	58,951	4,802,738
		32,116,221
TOTAL TELECOMMUNICATION SERVICES		86,786,382
UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
EDF Energies Nouvelles SA	60,567	3,508,400
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
International Power PLC	741,266	$ 6,659,719
TXU Corp.	40,500	2,731,725
		12,899,844
TOTAL COMMON STOCKS (Cost $751,713,562)		860,711,471
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/49 (d)	$ 1,320,000	85,800
7.9% 12/15/09 (d)	350,000	24,500
8.3% 12/15/29 (d)	3,740,000	261,800
9% 5/15/16 (d)	433,000	28,145
9.75% 5/15/21 (d)	230,000	14,950
10% 8/15/08 (d)	700,000	49,000
10.375% 2/1/11 (d)	350,000	22,750
		486,945
TOTAL NONCONVERTIBLE BONDS (Cost $208,274)		486,945
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	32,726,256	$ 32,726,256
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	5,816,575	5,816,575
TOTAL MONEY MARKET FUNDS (Cost $38,542,831)		38,542,831
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $790,464,667)		899,741,247
NET OTHER ASSETS - 2.2%		20,105,001
NET ASSETS - 100%		$ 919,846,248
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,017,240
Fidelity Securities Lending Cash Central Fund	197,364
Total	$ 1,214,604
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
France	8.5%
United Kingdom	3.8%
Switzerland	2.8%
Ireland	2.5%
Germany	1.7%
Others (individually less than 1%)	1.5%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $113,928,097 of which $79,590,858 and $34,337,239 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,388,411) - See accompanying schedule: Unaffiliated issuers (cost $751,921,836)	$ 861,198,416
Fidelity Central Funds (cost $38,542,831)	38,542,831
Total Investments (cost $790,464,667)		$ 899,741,247
Receivable for investments sold		36,150,156
Receivable for fund shares sold		4,314,571
Dividends receivable		1,299,306
Distributions receivable from Fidelity Central Funds		310,525
Prepaid expenses		1,099
Other receivables		4,683
Total assets		941,821,587

Liabilities
Payable for investments purchased	$ 13,322,039
Payable for fund shares redeemed	1,835,588
Accrued management fee	412,215
Distribution fees payable	347,517
Other affiliated payables	209,495
Other payables and accrued expenses	31,910
Collateral on securities loaned, at value	5,816,575
Total liabilities		21,975,339

Net Assets		$ 919,846,248
Net Assets consist of:
Paid in capital		$ 892,373,804
Undistributed net investment income		263,204
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(82,061,618)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,270,858
Net Assets		$ 919,846,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,778,215 ÷ 15,044,297 shares)	$ 20.52

Maximum offering price per share (100/94.25 of $20.52)	$ 21.77
Class T: Net Asset Value and redemption price per share ($314,762,826 ÷ 15,594,457 shares)	$ 20.18

Maximum offering price per share (100/96.50 of $20.18)	$ 20.91
Class B: Net Asset Value and offering price per share ($66,771,883 ÷ 3,409,169 shares)A	$ 19.59

Class C: Net Asset Value and offering price per share ($130,887,460 ÷ 6,664,770 shares)A	$ 19.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($98,645,864 ÷ 4,712,386 shares)	$ 20.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,244,205
Interest		2,084
Income from Fidelity Central Funds		1,214,604
Total income		5,460,893

Expenses
Management fee	$ 2,090,244
Transfer agent fees	1,013,628
Distribution fees	1,835,526
Accounting and security lending fees	135,930
Custodian fees and expenses	33,489
Independent trustees' compensation	1,098
Registration fees	100,418
Audit	26,877
Legal	3,697
Miscellaneous	2,306
Total expenses before reductions	5,243,213
Expense reductions	(45,524)	5,197,689
Net investment income (loss)		263,204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,071,188
Foreign currency transactions	(13,552)
Total net realized gain (loss)		32,057,636
Change in net unrealized appreciation (depreciation) on: Investment securities	52,519,520
Assets and liabilities in foreign currencies	(3,868)
Total change in net unrealized appreciation (depreciation)		52,515,652
Net gain (loss)		84,573,288
Net increase (decrease) in net assets resulting from operations		$ 84,836,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 263,204	$ (847,296)
Net realized gain (loss)	32,057,636	23,372,354
Change in net unrealized appreciation (depreciation)	52,515,652	25,586,280
Net increase (decrease) in net assets resulting from operations	84,836,492	48,111,338
Share transactions - net increase (decrease)	256,666,636	255,729,763
Total increase (decrease) in net assets	341,503,128	303,841,101

Net Assets
Beginning of period	578,343,120	274,502,019
End of period (including undistributed net investment income of $263,204 and accumulated net investment loss of $0)	$ 919,846,248	$ 578,343,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.41	$ 16.27	$ 13.33	$ 13.02	$ 11.15	$ 12.22
Income from Investment Operations
Net investment income (loss) E	.03	.02	(.05) H	(.13) I,K	(.04)	.10
Net realized and unrealized gain (loss)	2.08	2.12	2.99	.44	1.99	(1.06)
Total from investment operations	2.11	2.14	2.94	.31	1.95	(.96)
Distributions from net investment income	-	-	-	-	(.08)	(.11)
Net asset value, end of period	$ 20.52	$ 18.41	$ 16.27	$ 13.33	$ 13.02	$ 11.15
Total Return B,C,D	11.46%	13.15%	22.06%	2.38%	17.64%	(7.93)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.18% A	1.23%	1.32%	1.38%	1.37%	1.47%
Expenses net of fee waivers, if any	1.18% A	1.23%	1.29%	1.38%	1.37%	1.47%
Expenses net of all reductions	1.16% A	1.20%	1.22%	1.30%	1.18%	1.28%
Net investment income (loss)	.30% A	.09%	(.32)% H	(1.00)% I,K	(.33)%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,778	$ 167,868	$ 44,542	$ 29,251	$ 33,954	$ 21,734
Portfolio turnover rate G	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53%). I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 16.06	$ 13.19	$ 12.91	$ 11.07	$ 12.13
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.08) H	(.16) I,K	(.07)	.08
Net realized and unrealized gain (loss)	2.04	2.10	2.95	.44	1.98	(1.06)
Total from investment operations	2.05	2.07	2.87	.28	1.91	(.98)
Distributions from net investment income	-	-	-	-	(.07)	(.08)
Net asset value, end of period	$ 20.18	$ 18.13	$ 16.06	$ 13.19	$ 12.91	$ 11.07
Total Return B,C,D	11.31%	12.89%	21.76%	2.17%	17.39%	(8.13)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.40% A	1.47%	1.56%	1.59%	1.62%	1.66%
Expenses net of fee waivers, if any	1.40% A	1.47%	1.54%	1.59%	1.62%	1.66%
Expenses net of all reductions	1.39% A	1.45%	1.47%	1.52%	1.43%	1.46%
Net investment income (loss)	.07% A	(.15)%	(.57)% H	(1.21)% I,K	(.58)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,763	$ 224,550	$ 128,795	$ 146,833	$ 200,870	$ 172,694
Portfolio turnover rate G	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78%). I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (1.23) %. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 15.71	$ 12.97	$ 12.76	$ 10.93	$ 11.96
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.15) H	(.23) I,K	(.13)	.02
Net realized and unrealized gain (loss)	1.99	2.04	2.89	.44	1.96	(1.05)
Total from investment operations	1.95	1.93	2.74	.21	1.83	(1.03)
Net asset value, end of period	$ 19.59	$ 17.64	$ 15.71	$ 12.97	$ 12.76	$ 10.93
Total Return B,C,D	11.05%	12.29%	21.13%	1.65%	16.74%	(8.61)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.95% A	2.01%	2.07%	2.18%	2.15%	2.16%
Expenses net of fee waivers, if any	1.95% A	2.00%	2.05%	2.18%	2.15%	2.16%
Expenses net of all reductions	1.94% A	1.97%	1.98%	2.10%	1.97%	1.97%
Net investment income (loss)	(.48)% A	(.68)%	(1.08)% H	(1.80)% I,K	(1.11)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,772	$ 66,973	$ 58,279	$ 63,970	$ 76,327	$ 70,748
Portfolio turnover rate G	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.82)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 15.74	$ 12.99	$ 12.78	$ 10.94	$ 11.97
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.15) H	(.21) I,K	(.12)	.03
Net realized and unrealized gain (loss)	2.00	2.05	2.90	.42	1.97	(1.05)
Total from investment operations	1.96	1.94	2.75	.21	1.85	(1.02)
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Net asset value, end of period	$ 19.64	$ 17.68	$ 15.74	$ 12.99	$ 12.78	$ 10.94
Total Return B,C,D	11.09%	12.33%	21.17%	1.64%	16.93%	(8.53)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	1.97%	2.06%	2.08%	2.04%	2.06%
Expenses net of fee waivers, if any	1.91% A	1.97%	2.03%	2.08%	2.04%	2.06%
Expenses net of all reductions	1.90% A	1.95%	1.97%	2.00%	1.86%	1.87%
Net investment income (loss)	(.44)% A	(.66)%	(1.07)% H	(1.70)% I,K	(1.00)%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,887	$ 80,758	$ 41,059	$ 42,171	$ 54,362	$ 48,337
Portfolio turnover rate G	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.72)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 16.51	$ 13.48	$ 13.12	$ 11.24	$ 12.33
Income from Investment Operations
Net investment income (loss) D	.06	.08	(.01) G	(.08) H, J	.01	.17
Net realized and unrealized gain (loss)	2.12	2.16	3.04	.44	2.00	(1.07)
Total from investment operations	2.18	2.24	3.03	.36	2.01	(.90)
Distributions from net investment income	-	-	-	-	(.13)	(.19)
Net asset value, end of period	$ 20.93	$ 18.75	$ 16.51	$ 13.48	$ 13.12	$ 11.24
Total Return B,C	11.63%	13.57%	22.48%	2.74%	18.14%	(7.42)%
Ratios to Average Net Assets E, I
Expenses before reductions	.83% A	.84%	1.01%	1.02%	.99%	.92%
Expenses net of fee waivers, if any	.83% A	.84%	1.01%	1.02%	.99%	.92%
Expenses net of all reductions	.82% A	.82%	.94%	.94%	.80%	.73%
Net investment income (loss)	.64% A	.47%	(.05)% G	(.64)% H, J	.05%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,646	$ 38,194	$ 1,827	$ 2,755	$ 2,807	$ 2,762
Portfolio turnover rate F	148% A	150%	204%	201%	300%	285%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Dynamic Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 117,883,837
Unrealized depreciation	(8,679,575)
Net unrealized appreciation (depreciation)	$ 109,204,262
Cost for federal income tax purposes	$ 790,536,985

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $738,078,041 and $522,367,092, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 301,437	$ 80,237
Class T	.25%	.25%	676,103	69,023
Class B	.75%	.25%	341,123	256,466
Class C	.75%	.25%	516,863	238,999
			$ 1,835,526	$ 644,725

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 221,881
Class T	50,225
Class B*	32,646
Class C*	11,308
$ 316,060

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 347,793.29
Class T	357,537.26
Class B	106,699.31
Class C	142,197.27
Institutional Class	59,402.19
	$ 1,013,628

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,699 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $769 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197,364.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,109 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,948. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5,605
Class T	3,582
Class C	39
Institutional Class	396
$ 9,622

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and

Semiannual Report

10. Other - continued

business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	7,711,299	7,635,666	$ 147,436,141	$ 133,057,257
Shares redeemed	(1,785,683)	(1,254,850)	(34,340,962)	(21,847,444)
Net increase (decrease)	5,925,616	6,380,816	$ 113,095,179	$ 111,209,813
Class T
Shares sold	4,851,111	7,199,074	$ 91,287,605	$ 123,641,590
Shares redeemed	(1,645,167)	(2,831,864)	(31,213,736)	(48,504,196)
Net increase (decrease)	3,205,944	4,367,210	$ 60,073,869	$ 75,137,394

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class B
Shares sold	680,176	1,184,890	$ 12,490,577	$ 19,845,362
Shares redeemed	(1,068,308)	(1,097,944)	(19,662,880)	(18,407,223)
Net increase (decrease)	(388,132)	86,946	$ (7,172,303)	$ 1,438,139
Class C
Shares sold	2,786,146	2,724,921	$ 51,496,211	$ 45,658,368
Shares redeemed	(688,886)	(765,881)	(12,761,028)	(12,831,566)
Net increase (decrease)	2,097,260	1,959,040	$ 38,735,183	$ 32,826,802
Institutional Class
Shares sold	3,073,517	2,549,623	$ 59,785,317	$ 45,974,639
Shares redeemed	(398,538)	(622,903)	(7,850,609)	(10,857,024)
Net increase (decrease)	2,674,979	1,926,720	$ 51,934,708	$ 35,117,615

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Dynamic Capital Appreciation Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the S&P 500 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for the one- and three- year periods, although the fund's five-year cumulative return was lower than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 10.8 basis points. As a result, the fund's hypothetical management fee would have been 10.8 basis points ($0.4 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARGI-USAN-0707
1.786782.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Equity Growth Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell 3000® Growth Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,101.20	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.74
Class T
Actual	$ 1,000.00	$ 1,100.40	$ 6.86
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.59
Class B
Actual	$ 1,000.00	$ 1,097.10	$ 9.99
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Class C
Actual	$ 1,000.00	$ 1,097.00	$ 9.93
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class
Actual	$ 1,000.00	$ 1,103.40	$ 4.04
HypotheticalA	$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.31%
Class B	1.91%
Class C	1.90%
Institutional Class	.77%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
EMC Corp.	4.2	0.8
Biogen Idec, Inc.	3.9	2.6
Google, Inc. Class A (sub. vtg.)	3.8	2.7
Cisco Systems, Inc.	3.0	3.1
ABB Ltd. sponsored ADR	2.8	1.5
Research In Motion Ltd.	2.4	1.3
Merck & Co., Inc.	2.4	1.2
Commerce Bancorp, Inc.	2.3	1.5
McDermott International, Inc.	2.2	0.5
Broadcom Corp. Class A	2.0	1.1
	29.0
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.7	29.7
Health Care	17.3	20.5
Industrials	10.6	9.7
Financials	10.3	8.7
Energy	8.2	5.7
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.8%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	23.1%	** Foreign investments	11.5%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR	242,200	$ 29,248
Distributors - 0.2%
Li & Fung Ltd.	2,552,000	8,563
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.)	130,500	6,195
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	414,733	11,675
McDonald's Corp.	720,000	36,396
Starbucks Corp. (a)	1,117,046	32,182
		80,253
Household Durables - 1.5%
Garmin Ltd. (d)	561,433	36,117
Tele Atlas NV (a)	1,212,600	27,672
TomTom Group BV (a)(d)	622,065	28,392
		92,181
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	234,200	5,675
Media - 1.9%
Focus Media Holding Ltd. ADR (a)(d)	697,618	30,856
Lamar Advertising Co. Class A	475,060	31,116
McGraw-Hill Companies, Inc.	462,140	32,493
National CineMedia, Inc.	706,592	20,173
		114,638
Specialty Retail - 0.7%
Guess?, Inc.	149,300	6,599
J. Crew Group, Inc.	361,800	16,234
PETsMART, Inc.	261,800	8,959
Zumiez, Inc. (a)	298,400	11,518
		43,310
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	307,968	30,036
Volcom, Inc. (a)	300,880	13,088
		43,124
TOTAL CONSUMER DISCRETIONARY		423,187
CONSUMER STAPLES - 5.3%
Beverages - 0.8%
PepsiCo, Inc.	715,656	48,901
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	1,540,815	$ 59,383
Walgreen Co.	908,700	41,010
		100,393
Food Products - 1.0%
Nestle SA sponsored ADR	287,600	28,027
Tyson Foods, Inc. Class A	1,413,900	31,516
		59,543
Household Products - 1.5%
Colgate-Palmolive Co.	684,900	45,861
Procter & Gamble Co.	652,600	41,473
		87,334
Personal Products - 0.3%
Bare Escentuals, Inc.	360,183	15,110
Physicians Formula Holdings, Inc.	306,112	5,296
		20,406
TOTAL CONSUMER STAPLES		316,577
ENERGY - 8.2%
Energy Equipment & Services - 1.0%
Schlumberger Ltd. (NY Shares)	760,100	59,189
Oil, Gas & Consumable Fuels - 7.2%
Canadian Oil Sands Trust unit	1,439,100	43,612
Chesapeake Energy Corp.	1,371,489	47,810
Denbury Resources, Inc. (a)	257,300	9,330
EOG Resources, Inc.	836,900	64,358
OAO Gazprom sponsored ADR	954,125	34,778
Petroplus Holdings AG	192,462	17,837
Ultra Petroleum Corp. (a)	899,782	55,229
Valero Energy Corp.	1,102,000	82,231
Western Oil Sands, Inc. Class A (a)	1,733,200	61,179
XTO Energy, Inc.	327,500	18,998
		435,362
TOTAL ENERGY		494,551
FINANCIALS - 10.3%
Capital Markets - 4.0%
Charles Schwab Corp.	4,227,328	94,988
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	64,800	$ 14,957
Investors Financial Services Corp.	285,975	17,593
JMP Group, Inc.	94,000	1,076
Lazard Ltd. Class A	110,445	5,951
Northern Trust Corp.	510,700	33,236
State Street Corp.	1,094,600	74,728
		242,529
Commercial Banks - 2.8%
Commerce Bancorp, Inc. (d)	4,086,846	141,078
East West Bancorp, Inc.	332,160	13,466
Wells Fargo & Co.	325,200	11,736
		166,280
Consumer Finance - 1.1%
American Express Co.	1,016,412	66,046
Insurance - 2.4%
AFLAC, Inc.	614,100	32,461
American International Group, Inc.	1,140,799	82,525
Willis Group Holdings Ltd.	677,564	31,378
		146,364
TOTAL FINANCIALS		621,219
HEALTH CARE - 17.3%
Biotechnology - 8.1%
Acorda Therapeutics, Inc. (a)(d)	977,267	19,448
Altus Pharmaceuticals, Inc. (a)(d)	1,018,340	13,768
Amylin Pharmaceuticals, Inc. (a)(d)	530,797	24,549
Biogen Idec, Inc. (a)	4,544,067	237,291
Cephalon, Inc. (a)(d)	394,900	32,781
CSL Ltd.	628,959	46,451
Genentech, Inc. (a)	382,500	30,512
Gilead Sciences, Inc. (a)	1,019,808	84,410
		489,210
Health Care Equipment & Supplies - 3.3%
ArthroCare Corp. (a)	210,438	9,274
Becton, Dickinson & Co.	732,500	55,853
BioLase Technology, Inc. (a)(d)	510,581	3,063
C.R. Bard, Inc.	495,800	41,850
Cochlear Ltd.	294,296	15,164
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	771,886	$ 27,896
Kyphon, Inc. (a)	303,451	14,411
Mindray Medical International Ltd. sponsored ADR	150,200	4,281
Sirona Dental Systems, Inc. (d)	763,569	26,458
		198,250
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc.	484,634	22,880
Henry Schein, Inc. (a)	832,709	44,575
Medco Health Solutions, Inc. (a)	362,600	28,196
VCA Antech, Inc. (a)	148,098	5,862
		101,513
Health Care Technology - 0.1%
Cerner Corp. (a)	111,200	6,317
Life Sciences Tools & Services - 1.0%
Covance, Inc. (a)	569,101	37,874
Millipore Corp. (a)	38,600	2,886
Pharmaceutical Product Development, Inc.	501,613	18,309
		59,069
Pharmaceuticals - 3.1%
Allergan, Inc.	378,000	47,072
Merck & Co., Inc.	2,708,700	142,071
		189,143
TOTAL HEALTH CARE		1,043,502
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.0%
The Boeing Co.	619,959	62,362
Commercial Services & Supplies - 1.3%
Corrections Corp. of America (a)	426,155	27,615
Equifax, Inc.	1,032,596	43,400
Kenexa Corp. (a)	250,377	9,767
		80,782
Construction & Engineering - 1.6%
Fluor Corp.	460,400	47,928
Granite Construction, Inc.	187,100	12,814
Jacobs Engineering Group, Inc. (a)	560,200	32,464
		93,206
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 4.4%
ABB Ltd. sponsored ADR	7,944,800	$ 170,575
General Cable Corp.	977,500	66,617
Vestas Wind Systems AS (a)	380,900	26,767
		263,959
Industrial Conglomerates - 2.2%
McDermott International, Inc. (a)	1,699,225	132,540
Machinery - 0.1%
IDEX Corp.	84,750	3,195
TOTAL INDUSTRIALS		636,044
INFORMATION TECHNOLOGY - 37.7%
Communications Equipment - 11.7%
Balda AG	893,012	13,181
Cisco Systems, Inc. (a)	6,818,900	183,565
Corning, Inc. (a)	3,769,800	94,245
Harris Corp.	546,500	27,281
Nice Systems Ltd. sponsored ADR	1,188,510	45,033
Nokia Corp. sponsored ADR	3,389,300	92,799
Polycom, Inc. (a)	1,019,979	32,354
QUALCOMM, Inc.	1,764,897	75,802
Research In Motion Ltd. (a)	856,500	142,248
Sirenza Microdevices, Inc. (a)	23,817	252
		706,760
Computers & Peripherals - 7.4%
Apple, Inc. (a)	765,466	93,050
EMC Corp. (a)	15,091,756	254,898
Network Appliance, Inc. (a)	1,964,285	63,230
SanDisk Corp. (a)	780,200	33,978
		445,156
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	1,349,036	48,269
Itron, Inc. (a)	43,939	2,972
		51,241
Internet Software & Services - 5.4%
Baidu.com, Inc. sponsored ADR (a)	89,332	12,563
eBay, Inc. (a)	1,246,859	40,598
Google, Inc. Class A (sub. vtg.) (a)	463,300	230,608
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Omniture, Inc.	370,094	$ 6,480
VeriSign, Inc. (a)	1,217,500	36,318
		326,567
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	676,000	53,107
ExlService Holdings, Inc.	650,432	12,222
Infosys Technologies Ltd.	966,229	46,032
Infosys Technologies Ltd. sponsored ADR	532,100	26,206
Mastercard, Inc. Class A	151,400	22,642
MoneyGram International, Inc.	512,584	14,937
Paychex, Inc. (d)	675,586	27,294
The Western Union Co.	5,217,976	117,144
WNS Holdings Ltd. ADR	676,800	18,335
		337,919
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. Class A (a)	3,876,190	118,456
SiRF Technology Holdings, Inc. (a)(d)	563,603	12,230
		130,686
Software - 4.5%
Activision, Inc. (a)	1,196,854	23,686
Cadence Design Systems, Inc. (a)	553,000	12,559
Electronic Arts, Inc. (a)	747,213	36,516
FalconStor Software, Inc. (a)(d)	296,048	3,212
Microsoft Corp.	2,608,524	80,003
Nintendo Co. Ltd.	139,700	48,783
Nuance Communications, Inc. (a)(d)	532,059	8,901
Red Hat, Inc. (a)	1,488,758	36,564
Salesforce.com, Inc. (a)	139,600	6,596
Sourcefire, Inc.	172,246	2,368
THQ, Inc. (a)	389,475	13,281
		272,469
TOTAL INFORMATION TECHNOLOGY		2,270,798
MATERIALS - 2.0%
Chemicals - 1.8%
Monsanto Co.	1,005,200	61,920
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
The Mosaic Co.	204,900	$ 7,198
Zoltek Companies, Inc. (a)(d)	1,031,423	38,833
		107,951
Metals & Mining - 0.2%
Arcelor Mittal	258,700	15,519
TOTAL MATERIALS		123,470
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,138,990	47,086
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	590,300	35,743
TOTAL TELECOMMUNICATION SERVICES		82,829
TOTAL COMMON STOCKS (Cost $5,194,738)		6,012,177
Nonconvertible Preferred Stocks - 0.0%

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC B Shares	127,898,435	260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $243)		260
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.33% (b)	39,899,175	$ 39,899
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	162,312,092	162,312
TOTAL MONEY MARKET FUNDS (Cost $202,211)		202,211
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $5,397,192)		6,214,648
NET OTHER ASSETS - (3.2)%		(192,744)
NET ASSETS - 100%		$ 6,021,904
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,533
Fidelity Securities Lending Cash Central Fund	912
Total	$ 2,445
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.9%
Canada	5.0%
Switzerland	3.6%
Panama	2.2%
Finland	1.5%
Japan	1.3%
India	1.2%
Netherlands	1.1%
Australia	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	5.1%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $1,741,849,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,875) - See accompanying schedule: Unaffiliated issuers (cost $5,194,981)	$ 6,012,437
Fidelity Central Funds (cost $202,211)	202,211
Total Investments (cost $5,397,192)		$ 6,214,648
Cash		99
Receivable for investments sold		46,310
Receivable for fund shares sold		4,032
Dividends receivable		4,451
Distributions receivable from Fidelity Central Funds		601
Prepaid expenses		18
Other receivables		201
Total assets		6,270,360

Liabilities
Payable for investments purchased	$ 67,231
Payable for fund shares redeemed	12,750
Accrued management fee	2,753
Distribution fees payable	1,927
Other affiliated payables	1,232
Other payables and accrued expenses	251
Collateral on securities loaned, at value	162,312
Total liabilities		248,456

Net Assets		$ 6,021,904
Net Assets consist of:
Paid in capital		$ 6,748,158
Accumulated net investment loss		(9,491)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,534,232)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		817,469
Net Assets		$ 6,021,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,292,570 ÷ 22,764.7 shares)	$ 56.78

Maximum offering price per share (100/94.25 of $56.78)	$ 60.24
Class T: Net Asset Value and redemption price per share ($2,822,117 ÷ 49,729.5 shares)	$ 56.75

Maximum offering price per share (100/96.50 of $56.75)	$ 58.81
Class B: Net Asset Value and offering price per share ($330,220 ÷ 6,258.1 shares)A	$ 52.77

Class C: Net Asset Value and offering price per share ($283,742 ÷ 5,294.4 shares)A	$ 53.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,293,255 ÷ 21,485.5 shares)	$ 60.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 24,796
Interest		87
Income from Fidelity Central Funds		2,445
Total income		27,328

Expenses
Management fee	$ 16,594
Transfer agent fees	6,866
Distribution fees	11,923
Accounting and security lending fees	580
Custodian fees and expenses	67
Independent trustees' compensation	10
Registration fees	80
Audit	53
Legal	47
Interest	140
Miscellaneous	35
Total expenses before reductions	36,395
Expense reductions	(340)	36,055
Net investment income (loss)		(8,727)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	224,199
Foreign currency transactions	138
Total net realized gain (loss)		224,337
Change in net unrealized appreciation (depreciation) on: Investment securities	349,135
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		349,145
Net gain (loss)		573,482
Net increase (decrease) in net assets resulting from operations		$ 564,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,727)	$ 4,758
Net realized gain (loss)	224,337	579,506
Change in net unrealized appreciation (depreciation)	349,145	(154,681)
Net increase (decrease) in net assets resulting from operations	564,755	429,583
Distributions to shareholders from net investment income	(5,150)	-
Share transactions - net increase (decrease)	(819,419)	(1,777,266)
Total increase (decrease) in net assets	(259,814)	(1,347,683)

Net Assets
Beginning of period	6,281,718	7,629,401
End of period (including accumulated net investment loss of $9,491 and undistributed net investment income of $4,386, respectively)	$ 6,021,904	$ 6,281,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 51.56	$ 48.04	$ 44.21	$ 43.05	$ 36.42	$ 47.97
Income from Investment Operations
Net investment income (loss) E	(.05)	.10	(.06)	- H, J	(.06)	(.12)
Net realized and unrealized gain (loss)	5.27	3.42	3.89	1.16	6.69	(11.43)
Total from investment operations	5.22	3.52	3.83	1.16	6.63	(11.55)
Net asset value, end of period	$ 56.78	$ 51.56	$ 48.04	$ 44.21	$ 43.05	$ 36.42
Total Return B, C, D	10.12%	7.33%	8.66%	2.69%	18.20%	(24.08)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.13%	1.14%	1.15%	1.18%	1.20%
Expenses net of fee waivers, if any	1.14% A	1.13%	1.14%	1.15%	1.18%	1.20%
Expenses net of all reductions	1.12% A	1.11%	1.10%	1.11%	1.14%	1.12%
Net investment income (loss)	(.20)% A	.20%	(.14)%	.01%	(.17)%	(.29)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,293	$ 1,183	$ 1,386	$ 1,127	$ 770	$ 560
Portfolio turnover rate G	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 51.57	$ 48.15	$ 44.39	$ 43.31	$ 36.71	$ 48.42
Income from Investment Operations
Net investment income (loss) E	(.10)	.01	(.15)	(.08) H	(.13)	(.19)
Net realized and unrealized gain (loss)	5.28	3.41	3.91	1.16	6.73	(11.52)
Total from investment operations	5.18	3.42	3.76	1.08	6.60	(11.71)
Net asset value, end of period	$ 56.75	$ 51.57	$ 48.15	$ 44.39	$ 43.31	$ 36.71
Total Return B, C, D	10.04%	7.10%	8.47%	2.49%	17.98%	(24.18)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.31%	1.33%	1.33%	1.36%	1.36%
Expenses net of fee waivers, if any	1.31% A	1.31%	1.33%	1.33%	1.36%	1.36%
Expenses net of all reductions	1.30% A	1.29%	1.29%	1.30%	1.32%	1.28%
Net investment income (loss)	(.37)% A	.02%	(.34)%	(.18)%	(.35)%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,822	$ 3,001	$ 3,858	$ 5,055	$ 5,425	$ 4,792
Portfolio turnover rate G	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.12 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 48.10	$ 45.19	$ 41.91	$ 41.15	$ 35.08	$ 46.55
Income from Investment Operations
Net investment income (loss) E	(.24)	(.28)	(.41)	(.33) H	(.33)	(.42)
Net realized and unrealized gain (loss)	4.91	3.19	3.69	1.09	6.40	(11.05)
Total from investment operations	4.67	2.91	3.28	.76	6.07	(11.47)
Net asset value, end of period	$ 52.77	$ 48.10	$ 45.19	$ 41.91	$ 41.15	$ 35.08
Total Return B, C, D	9.71%	6.44%	7.83%	1.85%	17.30%	(24.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.94%	1.96%	2.02%	2.03%	1.99%
Expenses net of fee waivers, if any	1.91% A	1.94%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.90% A	1.93%	1.91%	1.92%	1.91%	1.88%
Net investment income (loss)	(.97)% A	(.62)%	(.96)%	(.80)%	(.94)%	(1.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 330	$ 457	$ 766	$ 1,027	$ 1,205	$ 1,135
Portfolio turnover rate G	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 48.85	$ 45.88	$ 42.55	$ 41.77	$ 35.61	$ 47.23
Income from Investment Operations
Net investment income (loss) E	(.24)	(.27)	(.41)	(.33) H	(.34)	(.41)
Net realized and unrealized gain (loss)	4.98	3.24	3.74	1.11	6.50	(11.21)
Total from investment operations	4.74	2.97	3.33	.78	6.16	(11.62)
Net asset value, end of period	$ 53.59	$ 48.85	$ 45.88	$ 42.55	$ 41.77	$ 35.61
Total Return B, C, D	9.70%	6.47%	7.83%	1.87%	17.30%	(24.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.92%	1.94%	1.93%	1.94%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.92%	1.94%	1.93%	1.94%	1.92%
Expenses net of all reductions	1.89% A	1.90%	1.90%	1.90%	1.90%	1.85%
Net investment income (loss)	(.96)% A	(.59)%	(.95)%	(.78)%	(.93)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 284	$ 299	$ 365	$ 481	$ 547	$ 504
Portfolio turnover rate G	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 54.76	$ 50.86	$ 46.63	$ 45.24	$ 38.11	$ 49.97
Income from Investment Operations
Net investment income (loss) D	.05	.28	.10	.18 G	.10	.06
Net realized and unrealized gain (loss)	5.59	3.62	4.13	1.21	7.03	(11.92)
Total from investment operations	5.64	3.90	4.23	1.39	7.13	(11.86)
Distributions from net investment income	(.21)	-	-	-	-	-
Net asset value, end of period	$ 60.19	$ 54.76	$ 50.86	$ 46.63	$ 45.24	$ 38.11
Total Return B, C	10.34%	7.67%	9.07%	3.07%	18.71%	(23.73)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.78%	.79%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.77% A	.78%	.79%	.76%	.76%	.76%
Expenses net of all reductions	.76% A	.76%	.75%	.73%	.72%	.68%
Net investment income (loss)	.16% A	.55%	.21%	.39%	.25%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,293	$ 1,341	$ 1,255	$ 2,692	$ 2,417	$ 1,972
Portfolio turnover rate F	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 899,779
Unrealized depreciation	(86,452)
Net unrealized appreciation (depreciation)	$ 813,327
Cost for federal income tax purposes	$ 5,401,321

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,069,037 and $3,719,967, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,486	$ 53
Class T	.25%	.25%	7,086	85
Class B	.75%	.25%	1,927	1,450
Class C	.75%	.25%	1,424	59
			$ 11,923	$ 1,647

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44
Class T	41
Class B*	289
Class C*	6
$ 380

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,732.29
Class T	3,024.21
Class B	592.31
Class C	429.30
Institutional Class	1,089.18
	$ 6,866

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 37,278	5.39%	$ 128

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $912.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,574. The weighted average interest rate was 5.50%. The interest expense amounted to $12 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $132 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 24
Class T	42
Class B	1
Class C	5
Institutional Class	8
$ 80

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

11. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Institutional Class	$ 5,150	-

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	4,111	13,052	$ 215,806	$ 637,341
Shares redeemed	(4,301)	(18,936)	(225,578)	(904,877)
Net increase (decrease)	(190)	(5,884)	$ (9,772)	$ (267,536)
Class T
Shares sold	3,563	8,731	$ 186,973	$ 428,215
Shares redeemed	(12,013)	(30,668)	(630,817)	(1,502,144)
Net increase (decrease)	(8,450)	(21,937)	$ (443,844)	$ (1,073,929)
Class B
Shares sold	141	377	$ 6,888	$ 17,319
Shares redeemed	(3,387)	(7,821)	(165,407)	(358,617)
Net increase (decrease)	(3,246)	(7,444)	$ (158,519)	$ (341,298)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class C
Shares sold	206	559	$ 10,291	$ 26,049
Shares redeemed	(1,036)	(2,390)	(51,648)	(111,645)
Net increase (decrease)	(830)	(1,831)	$ (41,357)	$ (85,596)
Institutional Class
Shares sold	3,193	7,188	$ 177,087	$ 371,884
Reinvestment of distributions	77	-	4,251	-
Shares redeemed	(6,278)	(7,377)	(347,265)	(380,791)
Net increase (decrease)	(3,008)	(189)	$ (165,927)	$ (8,907)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Growth Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 3000 Growth Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the three- and five-year periods, although the fund's one-year cumulative return was higher than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 5.8 basis points. As a result, the fund's hypothetical management fee would have been 5.8 basis points ($4.1 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPG-USAN-0707
1.786783.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Equity Growth Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell 3000® Growth Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,101.20	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.74
Class T
Actual	$ 1,000.00	$ 1,100.40	$ 6.86
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.59
Class B
Actual	$ 1,000.00	$ 1,097.10	$ 9.99
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Class C
Actual	$ 1,000.00	$ 1,097.00	$ 9.93
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class
Actual	$ 1,000.00	$ 1,103.40	$ 4.04
HypotheticalA	$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.31%
Class B	1.91%
Class C	1.90%
Institutional Class	.77%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
EMC Corp.	4.2	0.8
Biogen Idec, Inc.	3.9	2.6
Google, Inc. Class A (sub. vtg.)	3.8	2.7
Cisco Systems, Inc.	3.0	3.1
ABB Ltd. sponsored ADR	2.8	1.5
Research In Motion Ltd.	2.4	1.3
Merck & Co., Inc.	2.4	1.2
Commerce Bancorp, Inc.	2.3	1.5
McDermott International, Inc.	2.2	0.5
Broadcom Corp. Class A	2.0	1.1
	29.0
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.7	29.7
Health Care	17.3	20.5
Industrials	10.6	9.7
Financials	10.3	8.7
Energy	8.2	5.7
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.8%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	23.1%	** Foreign investments	11.5%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR	242,200	$ 29,248
Distributors - 0.2%
Li & Fung Ltd.	2,552,000	8,563
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.)	130,500	6,195
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	414,733	11,675
McDonald's Corp.	720,000	36,396
Starbucks Corp. (a)	1,117,046	32,182
		80,253
Household Durables - 1.5%
Garmin Ltd. (d)	561,433	36,117
Tele Atlas NV (a)	1,212,600	27,672
TomTom Group BV (a)(d)	622,065	28,392
		92,181
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	234,200	5,675
Media - 1.9%
Focus Media Holding Ltd. ADR (a)(d)	697,618	30,856
Lamar Advertising Co. Class A	475,060	31,116
McGraw-Hill Companies, Inc.	462,140	32,493
National CineMedia, Inc.	706,592	20,173
		114,638
Specialty Retail - 0.7%
Guess?, Inc.	149,300	6,599
J. Crew Group, Inc.	361,800	16,234
PETsMART, Inc.	261,800	8,959
Zumiez, Inc. (a)	298,400	11,518
		43,310
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	307,968	30,036
Volcom, Inc. (a)	300,880	13,088
		43,124
TOTAL CONSUMER DISCRETIONARY		423,187
CONSUMER STAPLES - 5.3%
Beverages - 0.8%
PepsiCo, Inc.	715,656	48,901
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	1,540,815	$ 59,383
Walgreen Co.	908,700	41,010
		100,393
Food Products - 1.0%
Nestle SA sponsored ADR	287,600	28,027
Tyson Foods, Inc. Class A	1,413,900	31,516
		59,543
Household Products - 1.5%
Colgate-Palmolive Co.	684,900	45,861
Procter & Gamble Co.	652,600	41,473
		87,334
Personal Products - 0.3%
Bare Escentuals, Inc.	360,183	15,110
Physicians Formula Holdings, Inc.	306,112	5,296
		20,406
TOTAL CONSUMER STAPLES		316,577
ENERGY - 8.2%
Energy Equipment & Services - 1.0%
Schlumberger Ltd. (NY Shares)	760,100	59,189
Oil, Gas & Consumable Fuels - 7.2%
Canadian Oil Sands Trust unit	1,439,100	43,612
Chesapeake Energy Corp.	1,371,489	47,810
Denbury Resources, Inc. (a)	257,300	9,330
EOG Resources, Inc.	836,900	64,358
OAO Gazprom sponsored ADR	954,125	34,778
Petroplus Holdings AG	192,462	17,837
Ultra Petroleum Corp. (a)	899,782	55,229
Valero Energy Corp.	1,102,000	82,231
Western Oil Sands, Inc. Class A (a)	1,733,200	61,179
XTO Energy, Inc.	327,500	18,998
		435,362
TOTAL ENERGY		494,551
FINANCIALS - 10.3%
Capital Markets - 4.0%
Charles Schwab Corp.	4,227,328	94,988
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	64,800	$ 14,957
Investors Financial Services Corp.	285,975	17,593
JMP Group, Inc.	94,000	1,076
Lazard Ltd. Class A	110,445	5,951
Northern Trust Corp.	510,700	33,236
State Street Corp.	1,094,600	74,728
		242,529
Commercial Banks - 2.8%
Commerce Bancorp, Inc. (d)	4,086,846	141,078
East West Bancorp, Inc.	332,160	13,466
Wells Fargo & Co.	325,200	11,736
		166,280
Consumer Finance - 1.1%
American Express Co.	1,016,412	66,046
Insurance - 2.4%
AFLAC, Inc.	614,100	32,461
American International Group, Inc.	1,140,799	82,525
Willis Group Holdings Ltd.	677,564	31,378
		146,364
TOTAL FINANCIALS		621,219
HEALTH CARE - 17.3%
Biotechnology - 8.1%
Acorda Therapeutics, Inc. (a)(d)	977,267	19,448
Altus Pharmaceuticals, Inc. (a)(d)	1,018,340	13,768
Amylin Pharmaceuticals, Inc. (a)(d)	530,797	24,549
Biogen Idec, Inc. (a)	4,544,067	237,291
Cephalon, Inc. (a)(d)	394,900	32,781
CSL Ltd.	628,959	46,451
Genentech, Inc. (a)	382,500	30,512
Gilead Sciences, Inc. (a)	1,019,808	84,410
		489,210
Health Care Equipment & Supplies - 3.3%
ArthroCare Corp. (a)	210,438	9,274
Becton, Dickinson & Co.	732,500	55,853
BioLase Technology, Inc. (a)(d)	510,581	3,063
C.R. Bard, Inc.	495,800	41,850
Cochlear Ltd.	294,296	15,164
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	771,886	$ 27,896
Kyphon, Inc. (a)	303,451	14,411
Mindray Medical International Ltd. sponsored ADR	150,200	4,281
Sirona Dental Systems, Inc. (d)	763,569	26,458
		198,250
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc.	484,634	22,880
Henry Schein, Inc. (a)	832,709	44,575
Medco Health Solutions, Inc. (a)	362,600	28,196
VCA Antech, Inc. (a)	148,098	5,862
		101,513
Health Care Technology - 0.1%
Cerner Corp. (a)	111,200	6,317
Life Sciences Tools & Services - 1.0%
Covance, Inc. (a)	569,101	37,874
Millipore Corp. (a)	38,600	2,886
Pharmaceutical Product Development, Inc.	501,613	18,309
		59,069
Pharmaceuticals - 3.1%
Allergan, Inc.	378,000	47,072
Merck & Co., Inc.	2,708,700	142,071
		189,143
TOTAL HEALTH CARE		1,043,502
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.0%
The Boeing Co.	619,959	62,362
Commercial Services & Supplies - 1.3%
Corrections Corp. of America (a)	426,155	27,615
Equifax, Inc.	1,032,596	43,400
Kenexa Corp. (a)	250,377	9,767
		80,782
Construction & Engineering - 1.6%
Fluor Corp.	460,400	47,928
Granite Construction, Inc.	187,100	12,814
Jacobs Engineering Group, Inc. (a)	560,200	32,464
		93,206
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 4.4%
ABB Ltd. sponsored ADR	7,944,800	$ 170,575
General Cable Corp.	977,500	66,617
Vestas Wind Systems AS (a)	380,900	26,767
		263,959
Industrial Conglomerates - 2.2%
McDermott International, Inc. (a)	1,699,225	132,540
Machinery - 0.1%
IDEX Corp.	84,750	3,195
TOTAL INDUSTRIALS		636,044
INFORMATION TECHNOLOGY - 37.7%
Communications Equipment - 11.7%
Balda AG	893,012	13,181
Cisco Systems, Inc. (a)	6,818,900	183,565
Corning, Inc. (a)	3,769,800	94,245
Harris Corp.	546,500	27,281
Nice Systems Ltd. sponsored ADR	1,188,510	45,033
Nokia Corp. sponsored ADR	3,389,300	92,799
Polycom, Inc. (a)	1,019,979	32,354
QUALCOMM, Inc.	1,764,897	75,802
Research In Motion Ltd. (a)	856,500	142,248
Sirenza Microdevices, Inc. (a)	23,817	252
		706,760
Computers & Peripherals - 7.4%
Apple, Inc. (a)	765,466	93,050
EMC Corp. (a)	15,091,756	254,898
Network Appliance, Inc. (a)	1,964,285	63,230
SanDisk Corp. (a)	780,200	33,978
		445,156
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	1,349,036	48,269
Itron, Inc. (a)	43,939	2,972
		51,241
Internet Software & Services - 5.4%
Baidu.com, Inc. sponsored ADR (a)	89,332	12,563
eBay, Inc. (a)	1,246,859	40,598
Google, Inc. Class A (sub. vtg.) (a)	463,300	230,608
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Omniture, Inc.	370,094	$ 6,480
VeriSign, Inc. (a)	1,217,500	36,318
		326,567
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	676,000	53,107
ExlService Holdings, Inc.	650,432	12,222
Infosys Technologies Ltd.	966,229	46,032
Infosys Technologies Ltd. sponsored ADR	532,100	26,206
Mastercard, Inc. Class A	151,400	22,642
MoneyGram International, Inc.	512,584	14,937
Paychex, Inc. (d)	675,586	27,294
The Western Union Co.	5,217,976	117,144
WNS Holdings Ltd. ADR	676,800	18,335
		337,919
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. Class A (a)	3,876,190	118,456
SiRF Technology Holdings, Inc. (a)(d)	563,603	12,230
		130,686
Software - 4.5%
Activision, Inc. (a)	1,196,854	23,686
Cadence Design Systems, Inc. (a)	553,000	12,559
Electronic Arts, Inc. (a)	747,213	36,516
FalconStor Software, Inc. (a)(d)	296,048	3,212
Microsoft Corp.	2,608,524	80,003
Nintendo Co. Ltd.	139,700	48,783
Nuance Communications, Inc. (a)(d)	532,059	8,901
Red Hat, Inc. (a)	1,488,758	36,564
Salesforce.com, Inc. (a)	139,600	6,596
Sourcefire, Inc.	172,246	2,368
THQ, Inc. (a)	389,475	13,281
		272,469
TOTAL INFORMATION TECHNOLOGY		2,270,798
MATERIALS - 2.0%
Chemicals - 1.8%
Monsanto Co.	1,005,200	61,920
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
The Mosaic Co.	204,900	$ 7,198
Zoltek Companies, Inc. (a)(d)	1,031,423	38,833
		107,951
Metals & Mining - 0.2%
Arcelor Mittal	258,700	15,519
TOTAL MATERIALS		123,470
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,138,990	47,086
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	590,300	35,743
TOTAL TELECOMMUNICATION SERVICES		82,829
TOTAL COMMON STOCKS (Cost $5,194,738)		6,012,177
Nonconvertible Preferred Stocks - 0.0%

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC B Shares	127,898,435	260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $243)		260
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.33% (b)	39,899,175	$ 39,899
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	162,312,092	162,312
TOTAL MONEY MARKET FUNDS (Cost $202,211)		202,211
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $5,397,192)		6,214,648
NET OTHER ASSETS - (3.2)%		(192,744)
NET ASSETS - 100%		$ 6,021,904
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,533
Fidelity Securities Lending Cash Central Fund	912
Total	$ 2,445
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.9%
Canada	5.0%
Switzerland	3.6%
Panama	2.2%
Finland	1.5%
Japan	1.3%
India	1.2%
Netherlands	1.1%
Australia	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	5.1%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $1,741,849,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,875) - See accompanying schedule: Unaffiliated issuers (cost $5,194,981)	$ 6,012,437
Fidelity Central Funds (cost $202,211)	202,211
Total Investments (cost $5,397,192)		$ 6,214,648
Cash		99
Receivable for investments sold		46,310
Receivable for fund shares sold		4,032
Dividends receivable		4,451
Distributions receivable from Fidelity Central Funds		601
Prepaid expenses		18
Other receivables		201
Total assets		6,270,360

Liabilities
Payable for investments purchased	$ 67,231
Payable for fund shares redeemed	12,750
Accrued management fee	2,753
Distribution fees payable	1,927
Other affiliated payables	1,232
Other payables and accrued expenses	251
Collateral on securities loaned, at value	162,312
Total liabilities		248,456

Net Assets		$ 6,021,904
Net Assets consist of:
Paid in capital		$ 6,748,158
Accumulated net investment loss		(9,491)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,534,232)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		817,469
Net Assets		$ 6,021,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,292,570 ÷ 22,764.7 shares)	$ 56.78

Maximum offering price per share (100/94.25 of $56.78)	$ 60.24
Class T: Net Asset Value and redemption price per share ($2,822,117 ÷ 49,729.5 shares)	$ 56.75

Maximum offering price per share (100/96.50 of $56.75)	$ 58.81
Class B: Net Asset Value and offering price per share ($330,220 ÷ 6,258.1 shares)A	$ 52.77

Class C: Net Asset Value and offering price per share ($283,742 ÷ 5,294.4 shares)A	$ 53.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,293,255 ÷ 21,485.5 shares)	$ 60.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 24,796
Interest		87
Income from Fidelity Central Funds		2,445
Total income		27,328

Expenses
Management fee	$ 16,594
Transfer agent fees	6,866
Distribution fees	11,923
Accounting and security lending fees	580
Custodian fees and expenses	67
Independent trustees' compensation	10
Registration fees	80
Audit	53
Legal	47
Interest	140
Miscellaneous	35
Total expenses before reductions	36,395
Expense reductions	(340)	36,055
Net investment income (loss)		(8,727)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	224,199
Foreign currency transactions	138
Total net realized gain (loss)		224,337
Change in net unrealized appreciation (depreciation) on: Investment securities	349,135
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		349,145
Net gain (loss)		573,482
Net increase (decrease) in net assets resulting from operations		$ 564,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,727)	$ 4,758
Net realized gain (loss)	224,337	579,506
Change in net unrealized appreciation (depreciation)	349,145	(154,681)
Net increase (decrease) in net assets resulting from operations	564,755	429,583
Distributions to shareholders from net investment income	(5,150)	-
Share transactions - net increase (decrease)	(819,419)	(1,777,266)
Total increase (decrease) in net assets	(259,814)	(1,347,683)

Net Assets
Beginning of period	6,281,718	7,629,401
End of period (including accumulated net investment loss of $9,491 and undistributed net investment income of $4,386, respectively)	$ 6,021,904	$ 6,281,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 51.56	$ 48.04	$ 44.21	$ 43.05	$ 36.42	$ 47.97
Income from Investment Operations
Net investment income (loss) E	(.05)	.10	(.06)	- H, J	(.06)	(.12)
Net realized and unrealized gain (loss)	5.27	3.42	3.89	1.16	6.69	(11.43)
Total from investment operations	5.22	3.52	3.83	1.16	6.63	(11.55)
Net asset value, end of period	$ 56.78	$ 51.56	$ 48.04	$ 44.21	$ 43.05	$ 36.42
Total Return B, C, D	10.12%	7.33%	8.66%	2.69%	18.20%	(24.08)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.13%	1.14%	1.15%	1.18%	1.20%
Expenses net of fee waivers, if any	1.14% A	1.13%	1.14%	1.15%	1.18%	1.20%
Expenses net of all reductions	1.12% A	1.11%	1.10%	1.11%	1.14%	1.12%
Net investment income (loss)	(.20)% A	.20%	(.14)%	.01%	(.17)%	(.29)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,293	$ 1,183	$ 1,386	$ 1,127	$ 770	$ 560
Portfolio turnover rate G	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 51.57	$ 48.15	$ 44.39	$ 43.31	$ 36.71	$ 48.42
Income from Investment Operations
Net investment income (loss) E	(.10)	.01	(.15)	(.08) H	(.13)	(.19)
Net realized and unrealized gain (loss)	5.28	3.41	3.91	1.16	6.73	(11.52)
Total from investment operations	5.18	3.42	3.76	1.08	6.60	(11.71)
Net asset value, end of period	$ 56.75	$ 51.57	$ 48.15	$ 44.39	$ 43.31	$ 36.71
Total Return B, C, D	10.04%	7.10%	8.47%	2.49%	17.98%	(24.18)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.31%	1.33%	1.33%	1.36%	1.36%
Expenses net of fee waivers, if any	1.31% A	1.31%	1.33%	1.33%	1.36%	1.36%
Expenses net of all reductions	1.30% A	1.29%	1.29%	1.30%	1.32%	1.28%
Net investment income (loss)	(.37)% A	.02%	(.34)%	(.18)%	(.35)%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,822	$ 3,001	$ 3,858	$ 5,055	$ 5,425	$ 4,792
Portfolio turnover rate G	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.12 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 48.10	$ 45.19	$ 41.91	$ 41.15	$ 35.08	$ 46.55
Income from Investment Operations
Net investment income (loss) E	(.24)	(.28)	(.41)	(.33) H	(.33)	(.42)
Net realized and unrealized gain (loss)	4.91	3.19	3.69	1.09	6.40	(11.05)
Total from investment operations	4.67	2.91	3.28	.76	6.07	(11.47)
Net asset value, end of period	$ 52.77	$ 48.10	$ 45.19	$ 41.91	$ 41.15	$ 35.08
Total Return B, C, D	9.71%	6.44%	7.83%	1.85%	17.30%	(24.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.94%	1.96%	2.02%	2.03%	1.99%
Expenses net of fee waivers, if any	1.91% A	1.94%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.90% A	1.93%	1.91%	1.92%	1.91%	1.88%
Net investment income (loss)	(.97)% A	(.62)%	(.96)%	(.80)%	(.94)%	(1.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 330	$ 457	$ 766	$ 1,027	$ 1,205	$ 1,135
Portfolio turnover rate G	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 48.85	$ 45.88	$ 42.55	$ 41.77	$ 35.61	$ 47.23
Income from Investment Operations
Net investment income (loss) E	(.24)	(.27)	(.41)	(.33) H	(.34)	(.41)
Net realized and unrealized gain (loss)	4.98	3.24	3.74	1.11	6.50	(11.21)
Total from investment operations	4.74	2.97	3.33	.78	6.16	(11.62)
Net asset value, end of period	$ 53.59	$ 48.85	$ 45.88	$ 42.55	$ 41.77	$ 35.61
Total Return B, C, D	9.70%	6.47%	7.83%	1.87%	17.30%	(24.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.92%	1.94%	1.93%	1.94%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.92%	1.94%	1.93%	1.94%	1.92%
Expenses net of all reductions	1.89% A	1.90%	1.90%	1.90%	1.90%	1.85%
Net investment income (loss)	(.96)% A	(.59)%	(.95)%	(.78)%	(.93)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 284	$ 299	$ 365	$ 481	$ 547	$ 504
Portfolio turnover rate G	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 54.76	$ 50.86	$ 46.63	$ 45.24	$ 38.11	$ 49.97
Income from Investment Operations
Net investment income (loss) D	.05	.28	.10	.18 G	.10	.06
Net realized and unrealized gain (loss)	5.59	3.62	4.13	1.21	7.03	(11.92)
Total from investment operations	5.64	3.90	4.23	1.39	7.13	(11.86)
Distributions from net investment income	(.21)	-	-	-	-	-
Net asset value, end of period	$ 60.19	$ 54.76	$ 50.86	$ 46.63	$ 45.24	$ 38.11
Total Return B, C	10.34%	7.67%	9.07%	3.07%	18.71%	(23.73)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.78%	.79%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.77% A	.78%	.79%	.76%	.76%	.76%
Expenses net of all reductions	.76% A	.76%	.75%	.73%	.72%	.68%
Net investment income (loss)	.16% A	.55%	.21%	.39%	.25%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,293	$ 1,341	$ 1,255	$ 2,692	$ 2,417	$ 1,972
Portfolio turnover rate F	105% A	103%	80%	75%	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 899,779
Unrealized depreciation	(86,452)
Net unrealized appreciation (depreciation)	$ 813,327
Cost for federal income tax purposes	$ 5,401,321

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,069,037 and $3,719,967, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,486	$ 53
Class T	.25%	.25%	7,086	85
Class B	.75%	.25%	1,927	1,450
Class C	.75%	.25%	1,424	59
			$ 11,923	$ 1,647

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44
Class T	41
Class B*	289
Class C*	6
$ 380

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,732.29
Class T	3,024.21
Class B	592.31
Class C	429.30
Institutional Class	1,089.18
	$ 6,866

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 37,278	5.39%	$ 128

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $912.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,574. The weighted average interest rate was 5.50%. The interest expense amounted to $12 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $132 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 24
Class T	42
Class B	1
Class C	5
Institutional Class	8
$ 80

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

11. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Institutional Class	$ 5,150	-

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	4,111	13,052	$ 215,806	$ 637,341
Shares redeemed	(4,301)	(18,936)	(225,578)	(904,877)
Net increase (decrease)	(190)	(5,884)	$ (9,772)	$ (267,536)
Class T
Shares sold	3,563	8,731	$ 186,973	$ 428,215
Shares redeemed	(12,013)	(30,668)	(630,817)	(1,502,144)
Net increase (decrease)	(8,450)	(21,937)	$ (443,844)	$ (1,073,929)
Class B
Shares sold	141	377	$ 6,888	$ 17,319
Shares redeemed	(3,387)	(7,821)	(165,407)	(358,617)
Net increase (decrease)	(3,246)	(7,444)	$ (158,519)	$ (341,298)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class C
Shares sold	206	559	$ 10,291	$ 26,049
Shares redeemed	(1,036)	(2,390)	(51,648)	(111,645)
Net increase (decrease)	(830)	(1,831)	$ (41,357)	$ (85,596)
Institutional Class
Shares sold	3,193	7,188	$ 177,087	$ 371,884
Reinvestment of distributions	77	-	4,251	-
Shares redeemed	(6,278)	(7,377)	(347,265)	(380,791)
Net increase (decrease)	(3,008)	(189)	$ (165,927)	$ (8,907)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Growth Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 3000 Growth Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the three- and five-year periods, although the fund's one-year cumulative return was higher than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 5.8 basis points. As a result, the fund's hypothetical management fee would have been 5.8 basis points ($4.1 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPGI-USAN-0707
1.786784.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,107.40	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.89
Class T
Actual	$ 1,000.00	$ 1,106.10	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 5.99
Class B
Actual	$ 1,000.00	$ 1,102.80	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,016.01	$ 9.00
Class C
Actual	$ 1,000.00	$ 1,103.40	$ 9.07
HypotheticalA	$ 1,000.00	$ 1,016.31	$ 8.70
Institutional Class
Actual	$ 1,000.00	$ 1,109.00	$ 3.63
HypotheticalA	$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.97%
Class T	1.19%
Class B	1.79%
Class C	1.73%
Institutional Class	.69%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.4	5.7
American International Group, Inc.	4.3	4.4
AT&T, Inc.	3.8	1.0
Wal-Mart Stores, Inc.	2.8	2.9
Bank of America Corp.	2.7	2.7
Citigroup, Inc.	2.7	2.6
General Electric Co.	2.3	1.7
Merck & Co., Inc.	2.2	1.5
Halliburton Co.	2.1	1.1
JPMorgan Chase & Co.	2.0	1.9
	30.3
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	27.8
Energy	14.7	13.5
Industrials	12.2	11.7
Health Care	10.2	10.5
Consumer Discretionary	9.5	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 99.9%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	3.1%	** Foreign investments	3.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.3%
Harley-Davidson, Inc. (d)	300,000	$ 18,327
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,700,000	40,273
Hotels, Restaurants & Leisure - 0.3%
Red Robin Gourmet Burgers, Inc. (a)	540,000	23,182
Household Durables - 1.7%
Black & Decker Corp.	240,000	22,663
KB Home	420,000	19,274
Leggett & Platt, Inc.	1,900,000	46,493
Whirlpool Corp.	400,000	44,660
		133,090
Media - 3.5%
EchoStar Communications Corp. Class A (a)(d)	820,000	37,769
The Walt Disney Co.	2,200,000	77,968
Time Warner, Inc.	3,300,000	70,521
Viacom, Inc. Class B (non-vtg.) (a)	1,900,000	85,348
		271,606
Specialty Retail - 2.0%
Big 5 Sporting Goods Corp. (e)	1,286,671	32,540
Christopher & Banks Corp. (d)	1,100,000	20,779
Home Depot, Inc.	980,000	38,093
Hot Topic, Inc. (a)	2,200,000	24,376
Williams-Sonoma, Inc. (d)	1,000,000	33,890
		149,678
Textiles, Apparel & Luxury Goods - 1.2%
Adidas-Salomon AG	720,000	45,960
Quiksilver, Inc. (a)	1,400,000	19,754
VF Corp.	300,000	28,134
		93,848
TOTAL CONSUMER DISCRETIONARY		730,004
CONSUMER STAPLES - 8.5%
Beverages - 0.8%
Anheuser-Busch Companies, Inc.	1,100,000	58,674
Food & Staples Retailing - 3.5%
CVS Caremark Corp.	560,000	21,582
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	4,500,000	$ 214,200
Whole Foods Market, Inc. (d)	840,000	34,524
		270,306
Food Products - 1.7%
General Mills, Inc.	660,000	40,418
Hershey Co.	1,800,000	94,878
		135,296
Household Products - 1.5%
Colgate-Palmolive Co.	520,000	34,819
Kimberly-Clark Corp.	1,100,000	78,056
		112,875
Tobacco - 1.0%
Altria Group, Inc.	1,100,000	78,210
TOTAL CONSUMER STAPLES		655,361
ENERGY - 14.7%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	500,000	41,240
BJ Services Co.	1,200,000	35,196
Halliburton Co.	4,500,000	161,775
National Oilwell Varco, Inc. (a)	570,000	53,837
Schlumberger Ltd. (NY Shares)	840,000	65,411
		357,459
Oil, Gas & Consumable Fuels - 10.1%
BP PLC sponsored ADR	880,000	58,969
Chevron Corp.	1,500,000	122,235
ConocoPhillips	1,000,000	77,430
Exxon Mobil Corp.	5,000,000	415,848
Massey Energy Co.	1,700,000	49,266
Valero Energy Corp.	700,000	52,234
		775,982
TOTAL ENERGY		1,133,441
FINANCIALS - 27.4%
Capital Markets - 2.4%
Legg Mason, Inc.	100,000	10,103
Merrill Lynch & Co., Inc.	620,000	57,493
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	940,000	$ 79,938
State Street Corp.	580,000	39,597
		187,131
Commercial Banks - 3.1%
U.S. Bancorp, Delaware	2,500,000	86,450
Wachovia Corp.	1,400,000	75,866
Wells Fargo & Co.	2,000,000	72,180
		234,496
Consumer Finance - 0.5%
American Express Co.	640,000	41,587
Diversified Financial Services - 7.4%
Bank of America Corp.	4,100,000	207,911
Citigroup, Inc.	3,800,000	207,062
JPMorgan Chase & Co.	3,000,000	155,490
		570,463
Insurance - 10.6%
ACE Ltd.	320,000	19,702
AFLAC, Inc.	2,200,000	116,292
American International Group, Inc.	4,600,000	332,764
Genworth Financial, Inc. Class A (non-vtg.)	2,000,000	72,200
Hartford Financial Services Group, Inc.	800,000	82,536
Marsh & McLennan Companies, Inc.	3,100,000	101,773
MetLife, Inc.	1,100,000	74,800
PartnerRe Ltd.	260,000	19,968
		820,035
Real Estate Investment Trusts - 1.5%
General Growth Properties, Inc.	1,900,000	112,176
Thrifts & Mortgage Finance - 1.9%
Fannie Mae	660,000	42,187
Freddie Mac	1,100,000	73,469
MGIC Investment Corp.	460,000	29,900
		145,556
TOTAL FINANCIALS		2,111,444
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.2%
Biotechnology - 1.2%
Amgen, Inc. (a)	1,220,000	$ 68,723
Biogen Idec, Inc. (a)	520,000	27,154
		95,877
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	660,000	37,514
Beckman Coulter, Inc.	420,000	27,468
Becton, Dickinson & Co.	700,000	53,375
Varian Medical Systems, Inc. (a)	880,000	35,464
		153,821
Health Care Providers & Services - 1.4%
Medco Health Solutions, Inc. (a)	360,000	27,994
UnitedHealth Group, Inc.	1,400,000	76,678
		104,672
Life Sciences Tools & Services - 0.2%
PRA International (a)	720,000	16,618
Pharmaceuticals - 5.4%
Johnson & Johnson	1,160,000	73,393
Medicis Pharmaceutical Corp. Class A	600,000	19,800
Merck & Co., Inc.	3,300,000	173,085
Pfizer, Inc.	5,500,000	151,195
		417,473
TOTAL HEALTH CARE		788,461
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	660,000	38,221
Lockheed Martin Corp.	360,000	35,316
The Boeing Co.	400,000	40,236
United Technologies Corp.	900,000	63,495
		177,268
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	1,600,000	115,152
Electrical Equipment - 0.5%
Thomas & Betts Corp. (a)	700,000	40,614
Industrial Conglomerates - 4.6%
3M Co.	940,000	82,682
General Electric Co.	4,700,000	176,626
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Teleflex, Inc.	280,000	$ 22,484
Tyco International Ltd.	2,300,000	76,728
		358,520
Machinery - 1.9%
Caterpillar, Inc.	560,000	44,005
Illinois Tool Works, Inc.	700,000	36,904
SPX Corp.	720,000	63,266
		144,175
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	720,000	67,054
YRC Worldwide, Inc. (a)(d)	1,000,000	40,200
		107,254
TOTAL INDUSTRIALS		942,983
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	1,300,000	34,996
Computers & Peripherals - 2.7%
Hewlett-Packard Co.	1,500,000	68,565
International Business Machines Corp.	1,300,000	138,580
		207,145
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	920,000	37,766
Flextronics International Ltd. (a)	1,700,000	19,635
		57,401
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,200,000	34,440
IT Services - 0.3%
The Western Union Co.	960,000	21,552
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	2,000,000	38,200
Intel Corp.	3,300,000	73,161
MKS Instruments, Inc. (a)	1,400,000	38,150
National Semiconductor Corp.	1,400,000	37,688
Verigy Ltd.	600,000	17,166
		204,365
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Microsoft Corp.	1,200,000	$ 36,804
TOTAL INFORMATION TECHNOLOGY		596,703
MATERIALS - 1.6%
Chemicals - 1.0%
Airgas, Inc.	1,000,000	42,640
Sigma Aldrich Corp.	860,000	37,221
		79,861
Metals & Mining - 0.6%
Alcoa, Inc.	1,100,000	45,408
TOTAL MATERIALS		125,269
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	7,000,000	289,380
Verizon Communications, Inc.	2,300,000	100,119
		389,499
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	1,800,000	41,130
TOTAL TELECOMMUNICATION SERVICES		430,629
UTILITIES - 2.5%
Electric Utilities - 2.5%
Entergy Corp.	360,000	40,644
Exelon Corp.	780,000	60,840
FirstEnergy Corp.	300,000	20,769
PPL Corp.	660,000	30,334
Reliant Energy, Inc. (a)	1,500,000	38,430
		191,017
TOTAL COMMON STOCKS (Cost $5,718,952)		7,705,312
Money Market Funds - 0.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.33% (b)	18,771,817	$ 18,772
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	43,840,000	43,840
TOTAL MONEY MARKET FUNDS (Cost $62,612)		62,612
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $5,781,564)		7,767,924
NET OTHER ASSETS - (0.7)%		(53,567)
NET ASSETS - 100%		$ 7,714,357
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 992
Fidelity Securities Lending Cash Central Fund	240
Total	$ 1,232
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 19,087	$ 12,863	$ -	$ 185	$ 32,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,856) - See accompanying schedule: Unaffiliated issuers (cost $5,690,690)	$ 7,672,772
Fidelity Central Funds (cost $62,612)	62,612
Other affiliated issuers (cost $28,262)	32,540
Total Investments (cost $5,781,564)		$ 7,767,924
Receivable for investments sold		2,883
Receivable for fund shares sold		5,188
Dividends receivable		18,166
Distributions receivable from Fidelity Central Funds		142
Prepaid expenses		18
Other receivables		116
Total assets		7,794,437

Liabilities
Payable for investments purchased	$ 7,491
Payable for fund shares redeemed	21,872
Accrued management fee	2,933
Distribution fees payable	2,349
Other affiliated payables	1,430
Other payables and accrued expenses	165
Collateral on securities loaned, at value	43,840
Total liabilities		80,080

Net Assets		$ 7,714,357
Net Assets consist of:
Paid in capital		$ 5,493,050
Undistributed net investment income		16,203
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		218,744
Net unrealized appreciation (depreciation) on investments		1,986,360
Net Assets		$ 7,714,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,756,635 ÷ 54,514 shares)	$ 32.22

Maximum offering price per share (100/94.25 of $32.22)	$ 34.19
Class T: Net Asset Value and redemption price per share ($3,160,633 ÷ 96,915 shares)	$ 32.61

Maximum offering price per share (100/96.50 of $32.61)	$ 33.79
Class B: Net Asset Value and offering price per share ($377,524 ÷ 11,701 shares)A	$ 32.26

Class C: Net Asset Value and offering price per share ($434,314 ÷ 13,448 shares)A	$ 32.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,985,251 ÷ 60,011 shares)	$ 33.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends (including $185 earned from other affiliated issuers)		$ 74,115
Interest		1
Income from Fidelity Central Funds		1,232
Total income		75,348

Expenses
Management fee	$ 17,085
Transfer agent fees	8,002
Distribution fees	13,781
Accounting and security lending fees	599
Custodian fees and expenses	49
Independent trustees' compensation	12
Registration fees	146
Audit	58
Legal	52
Interest	37
Miscellaneous	29
Total expenses before reductions	39,850
Expense reductions	(230)	39,620
Net investment income (loss)		35,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	221,588
Foreign currency transactions	(13)
Total net realized gain (loss)		221,575
Change in net unrealized appreciation (depreciation) on investment securities		503,289
Net gain (loss)		724,864
Net increase (decrease) in net assets resulting from operations		$ 760,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,728	$ 76,759
Net realized gain (loss)	221,575	647,228
Change in net unrealized appreciation (depreciation)	503,289	262,304
Net increase (decrease) in net assets resulting from operations	760,592	986,291
Distributions to shareholders from net investment income	(46,941)	(63,146)
Distributions to shareholders from net realized gain	(598,065)	(383,156)
Total distributions	(645,006)	(446,302)
Share transactions - net increase (decrease)	255,407	(127,228)
Total increase (decrease) in net assets	370,993	412,761

Net Assets
Beginning of period	7,343,364	6,930,603
End of period (including undistributed net investment income of $16,203 and undistributed net investment income of $27,416, respectively)	$ 7,714,357	$ 7,343,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.82	$ 29.49	$ 27.59	$ 24.07	$ 21.12	$ 23.73
Income from Investment Operations
Net investment income (loss) E	.16	.36	.27	.28 H	.24	.21
Net realized and unrealized gain (loss)	2.99	3.93	2.41	3.44	2.94	(2.39)
Total from investment operations	3.15	4.29	2.68	3.72	3.18	(2.18)
Distributions from net investment income	(.18)	(.31)	(.32)	(.20)	(.23)	(.20)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.75)	(1.96)	(.78)	(.20)	(.23)	(.43)
Net asset value, end of period	$ 32.22	$ 31.82	$ 29.49	$ 27.59	$ 24.07	$ 21.12
Total Return B, C, D	10.74%	15.44%	9.91%	15.51%	15.22%	(9.35)%
Ratios to Average Net Assets F,I
Expenses before reductions	.97% A	.99%	1.00%	1.01%	1.01%	1.01%
Expenses net of fee waivers, if any	.97% A	.99%	1.00%	1.01%	1.01%	1.01%
Expenses net of all reductions	.96% A	.98%	.98%	.99%	.98%	.97%
Net investment income (loss)	1.07% A	1.23%	.96%	1.06%	1.10%	.93%
Supplemental Data
Net assets, end of period (in millions)	$ 1,757	$ 1,551	$ 1,176	$ 870	$ 589	$ 464
Portfolio turnover rate G	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 32.22	$ 29.83	$ 27.89	$ 24.34	$ 21.36	$ 23.98
Income from Investment Operations
Net investment income (loss) E	.13	.30	.21	.22 H	.19	.16
Net realized and unrealized gain (loss)	3.03	3.98	2.44	3.49	2.98	(2.42)
Total from investment operations	3.16	4.28	2.65	3.71	3.17	(2.26)
Distributions from net investment income	(.20)	(.24)	(.25)	(.16)	(.19)	(.13)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.77)	(1.89)	(.71)	(.16)	(.19)	(.36)
Net asset value, end of period	$ 32.61	$ 32.22	$ 29.83	$ 27.89	$ 24.34	$ 21.36
Total Return B, C, D	10.61%	15.19%	9.68%	15.28%	14.97%	(9.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.20%	1.22%	1.23%	1.25%	1.25%
Expenses net of fee waivers, if any	1.19% A	1.20%	1.22%	1.23%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.19%	1.19%	1.22%	1.22%	1.20%
Net investment income (loss)	.85% A	1.02%	.75%	.83%	.86%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 3,161	$ 3,076	$ 3,000	$ 2,896	$ 2,289	$ 1,903
Portfolio turnover rate G	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.89	$ 29.54	$ 27.62	$ 24.13	$ 21.18	$ 23.80
Income from Investment Operations
Net investment income (loss) E	.04	.11	.03	.06 H	.06	.02
Net realized and unrealized gain (loss)	2.99	3.94	2.42	3.45	2.95	(2.39)
Total from investment operations	3.03	4.05	2.45	3.51	3.01	(2.37)
Distributions from net investment income	(.09)	(.05)	(.07)	(.02)	(.06)	(.02)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.66)	(1.70)	(.53)	(.02)	(.06)	(.25)
Net asset value, end of period	$ 32.26	$ 31.89	$ 29.54	$ 27.62	$ 24.13	$ 21.18
Total Return B, C, D	10.28%	14.46%	9.00%	14.55%	14.25%	(10.07)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.83%	1.85%	1.86%	1.85%	1.84%
Expenses net of fee waivers, if any	1.79% A	1.83%	1.85%	1.85%	1.85%	1.84%
Expenses net of all reductions	1.79% A	1.82%	1.83%	1.84%	1.82%	1.79%
Net investment income (loss)	.24% A	.39%	.12%	.22%	.26%	.11%
Supplemental Data
Net assets, end of period (in millions)	$ 378	$ 420	$ 504	$ 573	$ 531	$ 472
Portfolio turnover rate G	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.93	$ 29.59	$ 27.68	$ 24.17	$ 21.22	$ 23.84
Income from Investment Operations
Net investment income (loss) E	.05	.13	.05	.07 H	.06	.03
Net realized and unrealized gain (loss)	3.00	3.95	2.42	3.46	2.96	(2.40)
Total from investment operations	3.05	4.08	2.47	3.53	3.02	(2.37)
Distributions from net investment income	(.11)	(.09)	(.10)	(.02)	(.07)	(.02)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.68)	(1.74)	(.56)	(.02)	(.07)	(.25)
Net asset value, end of period	$ 32.30	$ 31.93	$ 29.59	$ 27.68	$ 24.17	$ 21.22
Total Return B, C, D	10.34%	14.52%	9.07%	14.61%	14.27%	(10.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.76%	1.79%	1.81%	1.81%	1.79%
Expenses net of fee waivers, if any	1.73% A	1.76%	1.79%	1.81%	1.81%	1.79%
Expenses net of all reductions	1.73% A	1.76%	1.77%	1.79%	1.78%	1.75%
Net investment income (loss)	.30% A	.45%	.18%	.26%	.30%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 434	$ 403	$ 355	$ 313	$ 220	$ 159
Portfolio turnover rate G	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 32.64	$ 30.20	$ 28.22	$ 24.61	$ 21.59	$ 24.24
Income from Investment Operations
Net investment income (loss) D	.21	.46	.37	.37 G	.31	.29
Net realized and unrealized gain (loss)	3.07	4.02	2.47	3.52	3.01	(2.44)
Total from investment operations	3.28	4.48	2.84	3.89	3.32	(2.15)
Distributions from net investment income	(.27)	(.39)	(.40)	(.28)	(.30)	(.27)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.84)	(2.04)	(.86)	(.28)	(.30)	(.50)
Net asset value, end of period	$ 33.08	$ 32.64	$ 30.20	$ 28.22	$ 24.61	$ 21.59
Total Return B, C	10.90%	15.75%	10.29%	15.88%	15.59%	(9.04)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.70%	.68%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.69% A	.70%	.68%	.69%	.68%	.69%
Expenses net of all reductions	.68% A	.69%	.66%	.67%	.65%	.64%
Net investment income (loss)	1.35% A	1.52%	1.28%	1.38%	1.43%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,985	$ 1,893	$ 1,896	$ 1,825	$ 1,264	$ 985
Portfolio turnover rate F	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund has claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,041,484
Unrealized depreciation	(56,817)
Net unrealized appreciation (depreciation)	$ 1,984,667
Cost for federal income tax purposes	$ 5,783,257

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,441,945 and $1,667,569, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 2,039	$ 184
Class T	.25%	.25%	7,697	84
Class B	.75%	.25%	1,977	1,488
Class C	.75%	.25%	2,068	219
			$ 13,781	$ 1,975

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 214
Class T	81
Class B*	252
Class C*	9
$ 556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,908.23
Class T	3,061.20
Class B	602.31
Class C	512.25
Institutional Class	1,919.20
	$ 8,002

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,742	5.39%	$ 36

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $240.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $3,995. The weighted average interest rate was 5.50%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

10. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 34
Class T	40
Class C	2
Institutional Class	26
$ 102

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 9,358	$ 13,912
Class T	18,948	23,962
Class B	1,206	801
Class C	1,450	1,061
Institutional Class	15,979	23,410
Total	$ 46,941	$ 63,146
From net realized gain
Class A	$ 128,939	$ 66,709
Class T	247,902	165,930
Class B	33,852	27,943
Class C	33,144	19,759
Institutional Class	154,228	102,815
Total	$ 598,065	$ 383,156

Semiannual Report

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	8,744	16,761	$ 266,854	$ 492,031
Reinvestment of distributions	4,308	2,646	129,499	75,347
Shares redeemed	(7,270)	(10,532)	(221,905)	(308,882)
Net increase (decrease)	5,782	8,875	$ 174,448	$ 258,496
Class T
Shares sold	8,956	18,784	$ 276,954	$ 558,584
Reinvestment of distributions	8,517	6,407	259,349	184,511
Shares redeemed	(16,048)	(30,273)	(497,285)	(895,361)
Net increase (decrease)	1,425	(5,082)	$ 39,018	$ (152,266)
Class B
Shares sold	637	1,424	$ 19,437	$ 41,973
Reinvestment of distributions	1,053	909	31,734	25,886
Shares redeemed	(3,158)	(6,229)	(96,012)	(182,395)
Net increase (decrease)	(1,468)	(3,896)	$ (44,841)	$ (114,536)
Class C
Shares sold	1,224	2,889	$ 37,416	$ 84,986
Reinvestment of distributions	1,000	628	30,170	17,917
Shares redeemed	(1,400)	(2,892)	(42,876)	(84,632)
Net increase (decrease)	824	625	$ 24,710	$ 18,271
Institutional Class
Shares sold	9,348	20,122	$ 291,610	$ 602,243
Reinvestment of distributions	4,604	3,367	142,006	98,200
Shares redeemed	(11,946)	(28,267)	(371,544)	(837,636)
Net increase (decrease)	2,006	(4,778)	$ 62,072	$ (137,193)

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPI-USAN-0707
1.786785.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,107.40	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.89
Class T
Actual	$ 1,000.00	$ 1,106.10	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 5.99
Class B
Actual	$ 1,000.00	$ 1,102.80	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,016.01	$ 9.00
Class C
Actual	$ 1,000.00	$ 1,103.40	$ 9.07
HypotheticalA	$ 1,000.00	$ 1,016.31	$ 8.70
Institutional Class
Actual	$ 1,000.00	$ 1,109.00	$ 3.63
HypotheticalA	$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.97%
Class T	1.19%
Class B	1.79%
Class C	1.73%
Institutional Class	.69%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.4	5.7
American International Group, Inc.	4.3	4.4
AT&T, Inc.	3.8	1.0
Wal-Mart Stores, Inc.	2.8	2.9
Bank of America Corp.	2.7	2.7
Citigroup, Inc.	2.7	2.6
General Electric Co.	2.3	1.7
Merck & Co., Inc.	2.2	1.5
Halliburton Co.	2.1	1.1
JPMorgan Chase & Co.	2.0	1.9
	30.3
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	27.8
Energy	14.7	13.5
Industrials	12.2	11.7
Health Care	10.2	10.5
Consumer Discretionary	9.5	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 99.9%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	3.1%	** Foreign investments	3.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.3%
Harley-Davidson, Inc. (d)	300,000	$ 18,327
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,700,000	40,273
Hotels, Restaurants & Leisure - 0.3%
Red Robin Gourmet Burgers, Inc. (a)	540,000	23,182
Household Durables - 1.7%
Black & Decker Corp.	240,000	22,663
KB Home	420,000	19,274
Leggett & Platt, Inc.	1,900,000	46,493
Whirlpool Corp.	400,000	44,660
		133,090
Media - 3.5%
EchoStar Communications Corp. Class A (a)(d)	820,000	37,769
The Walt Disney Co.	2,200,000	77,968
Time Warner, Inc.	3,300,000	70,521
Viacom, Inc. Class B (non-vtg.) (a)	1,900,000	85,348
		271,606
Specialty Retail - 2.0%
Big 5 Sporting Goods Corp. (e)	1,286,671	32,540
Christopher & Banks Corp. (d)	1,100,000	20,779
Home Depot, Inc.	980,000	38,093
Hot Topic, Inc. (a)	2,200,000	24,376
Williams-Sonoma, Inc. (d)	1,000,000	33,890
		149,678
Textiles, Apparel & Luxury Goods - 1.2%
Adidas-Salomon AG	720,000	45,960
Quiksilver, Inc. (a)	1,400,000	19,754
VF Corp.	300,000	28,134
		93,848
TOTAL CONSUMER DISCRETIONARY		730,004
CONSUMER STAPLES - 8.5%
Beverages - 0.8%
Anheuser-Busch Companies, Inc.	1,100,000	58,674
Food & Staples Retailing - 3.5%
CVS Caremark Corp.	560,000	21,582
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	4,500,000	$ 214,200
Whole Foods Market, Inc. (d)	840,000	34,524
		270,306
Food Products - 1.7%
General Mills, Inc.	660,000	40,418
Hershey Co.	1,800,000	94,878
		135,296
Household Products - 1.5%
Colgate-Palmolive Co.	520,000	34,819
Kimberly-Clark Corp.	1,100,000	78,056
		112,875
Tobacco - 1.0%
Altria Group, Inc.	1,100,000	78,210
TOTAL CONSUMER STAPLES		655,361
ENERGY - 14.7%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	500,000	41,240
BJ Services Co.	1,200,000	35,196
Halliburton Co.	4,500,000	161,775
National Oilwell Varco, Inc. (a)	570,000	53,837
Schlumberger Ltd. (NY Shares)	840,000	65,411
		357,459
Oil, Gas & Consumable Fuels - 10.1%
BP PLC sponsored ADR	880,000	58,969
Chevron Corp.	1,500,000	122,235
ConocoPhillips	1,000,000	77,430
Exxon Mobil Corp.	5,000,000	415,848
Massey Energy Co.	1,700,000	49,266
Valero Energy Corp.	700,000	52,234
		775,982
TOTAL ENERGY		1,133,441
FINANCIALS - 27.4%
Capital Markets - 2.4%
Legg Mason, Inc.	100,000	10,103
Merrill Lynch & Co., Inc.	620,000	57,493
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	940,000	$ 79,938
State Street Corp.	580,000	39,597
		187,131
Commercial Banks - 3.1%
U.S. Bancorp, Delaware	2,500,000	86,450
Wachovia Corp.	1,400,000	75,866
Wells Fargo & Co.	2,000,000	72,180
		234,496
Consumer Finance - 0.5%
American Express Co.	640,000	41,587
Diversified Financial Services - 7.4%
Bank of America Corp.	4,100,000	207,911
Citigroup, Inc.	3,800,000	207,062
JPMorgan Chase & Co.	3,000,000	155,490
		570,463
Insurance - 10.6%
ACE Ltd.	320,000	19,702
AFLAC, Inc.	2,200,000	116,292
American International Group, Inc.	4,600,000	332,764
Genworth Financial, Inc. Class A (non-vtg.)	2,000,000	72,200
Hartford Financial Services Group, Inc.	800,000	82,536
Marsh & McLennan Companies, Inc.	3,100,000	101,773
MetLife, Inc.	1,100,000	74,800
PartnerRe Ltd.	260,000	19,968
		820,035
Real Estate Investment Trusts - 1.5%
General Growth Properties, Inc.	1,900,000	112,176
Thrifts & Mortgage Finance - 1.9%
Fannie Mae	660,000	42,187
Freddie Mac	1,100,000	73,469
MGIC Investment Corp.	460,000	29,900
		145,556
TOTAL FINANCIALS		2,111,444
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.2%
Biotechnology - 1.2%
Amgen, Inc. (a)	1,220,000	$ 68,723
Biogen Idec, Inc. (a)	520,000	27,154
		95,877
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	660,000	37,514
Beckman Coulter, Inc.	420,000	27,468
Becton, Dickinson & Co.	700,000	53,375
Varian Medical Systems, Inc. (a)	880,000	35,464
		153,821
Health Care Providers & Services - 1.4%
Medco Health Solutions, Inc. (a)	360,000	27,994
UnitedHealth Group, Inc.	1,400,000	76,678
		104,672
Life Sciences Tools & Services - 0.2%
PRA International (a)	720,000	16,618
Pharmaceuticals - 5.4%
Johnson & Johnson	1,160,000	73,393
Medicis Pharmaceutical Corp. Class A	600,000	19,800
Merck & Co., Inc.	3,300,000	173,085
Pfizer, Inc.	5,500,000	151,195
		417,473
TOTAL HEALTH CARE		788,461
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	660,000	38,221
Lockheed Martin Corp.	360,000	35,316
The Boeing Co.	400,000	40,236
United Technologies Corp.	900,000	63,495
		177,268
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	1,600,000	115,152
Electrical Equipment - 0.5%
Thomas & Betts Corp. (a)	700,000	40,614
Industrial Conglomerates - 4.6%
3M Co.	940,000	82,682
General Electric Co.	4,700,000	176,626
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Teleflex, Inc.	280,000	$ 22,484
Tyco International Ltd.	2,300,000	76,728
		358,520
Machinery - 1.9%
Caterpillar, Inc.	560,000	44,005
Illinois Tool Works, Inc.	700,000	36,904
SPX Corp.	720,000	63,266
		144,175
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	720,000	67,054
YRC Worldwide, Inc. (a)(d)	1,000,000	40,200
		107,254
TOTAL INDUSTRIALS		942,983
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	1,300,000	34,996
Computers & Peripherals - 2.7%
Hewlett-Packard Co.	1,500,000	68,565
International Business Machines Corp.	1,300,000	138,580
		207,145
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	920,000	37,766
Flextronics International Ltd. (a)	1,700,000	19,635
		57,401
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,200,000	34,440
IT Services - 0.3%
The Western Union Co.	960,000	21,552
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	2,000,000	38,200
Intel Corp.	3,300,000	73,161
MKS Instruments, Inc. (a)	1,400,000	38,150
National Semiconductor Corp.	1,400,000	37,688
Verigy Ltd.	600,000	17,166
		204,365
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Microsoft Corp.	1,200,000	$ 36,804
TOTAL INFORMATION TECHNOLOGY		596,703
MATERIALS - 1.6%
Chemicals - 1.0%
Airgas, Inc.	1,000,000	42,640
Sigma Aldrich Corp.	860,000	37,221
		79,861
Metals & Mining - 0.6%
Alcoa, Inc.	1,100,000	45,408
TOTAL MATERIALS		125,269
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	7,000,000	289,380
Verizon Communications, Inc.	2,300,000	100,119
		389,499
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	1,800,000	41,130
TOTAL TELECOMMUNICATION SERVICES		430,629
UTILITIES - 2.5%
Electric Utilities - 2.5%
Entergy Corp.	360,000	40,644
Exelon Corp.	780,000	60,840
FirstEnergy Corp.	300,000	20,769
PPL Corp.	660,000	30,334
Reliant Energy, Inc. (a)	1,500,000	38,430
		191,017
TOTAL COMMON STOCKS (Cost $5,718,952)		7,705,312
Money Market Funds - 0.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.33% (b)	18,771,817	$ 18,772
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	43,840,000	43,840
TOTAL MONEY MARKET FUNDS (Cost $62,612)		62,612
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $5,781,564)		7,767,924
NET OTHER ASSETS - (0.7)%		(53,567)
NET ASSETS - 100%		$ 7,714,357
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 992
Fidelity Securities Lending Cash Central Fund	240
Total	$ 1,232
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 19,087	$ 12,863	$ -	$ 185	$ 32,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,856) - See accompanying schedule: Unaffiliated issuers (cost $5,690,690)	$ 7,672,772
Fidelity Central Funds (cost $62,612)	62,612
Other affiliated issuers (cost $28,262)	32,540
Total Investments (cost $5,781,564)		$ 7,767,924
Receivable for investments sold		2,883
Receivable for fund shares sold		5,188
Dividends receivable		18,166
Distributions receivable from Fidelity Central Funds		142
Prepaid expenses		18
Other receivables		116
Total assets		7,794,437

Liabilities
Payable for investments purchased	$ 7,491
Payable for fund shares redeemed	21,872
Accrued management fee	2,933
Distribution fees payable	2,349
Other affiliated payables	1,430
Other payables and accrued expenses	165
Collateral on securities loaned, at value	43,840
Total liabilities		80,080

Net Assets		$ 7,714,357
Net Assets consist of:
Paid in capital		$ 5,493,050
Undistributed net investment income		16,203
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		218,744
Net unrealized appreciation (depreciation) on investments		1,986,360
Net Assets		$ 7,714,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,756,635 ÷ 54,514 shares)	$ 32.22

Maximum offering price per share (100/94.25 of $32.22)	$ 34.19
Class T: Net Asset Value and redemption price per share ($3,160,633 ÷ 96,915 shares)	$ 32.61

Maximum offering price per share (100/96.50 of $32.61)	$ 33.79
Class B: Net Asset Value and offering price per share ($377,524 ÷ 11,701 shares)A	$ 32.26

Class C: Net Asset Value and offering price per share ($434,314 ÷ 13,448 shares)A	$ 32.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,985,251 ÷ 60,011 shares)	$ 33.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends (including $185 earned from other affiliated issuers)		$ 74,115
Interest		1
Income from Fidelity Central Funds		1,232
Total income		75,348

Expenses
Management fee	$ 17,085
Transfer agent fees	8,002
Distribution fees	13,781
Accounting and security lending fees	599
Custodian fees and expenses	49
Independent trustees' compensation	12
Registration fees	146
Audit	58
Legal	52
Interest	37
Miscellaneous	29
Total expenses before reductions	39,850
Expense reductions	(230)	39,620
Net investment income (loss)		35,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	221,588
Foreign currency transactions	(13)
Total net realized gain (loss)		221,575
Change in net unrealized appreciation (depreciation) on investment securities		503,289
Net gain (loss)		724,864
Net increase (decrease) in net assets resulting from operations		$ 760,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,728	$ 76,759
Net realized gain (loss)	221,575	647,228
Change in net unrealized appreciation (depreciation)	503,289	262,304
Net increase (decrease) in net assets resulting from operations	760,592	986,291
Distributions to shareholders from net investment income	(46,941)	(63,146)
Distributions to shareholders from net realized gain	(598,065)	(383,156)
Total distributions	(645,006)	(446,302)
Share transactions - net increase (decrease)	255,407	(127,228)
Total increase (decrease) in net assets	370,993	412,761

Net Assets
Beginning of period	7,343,364	6,930,603
End of period (including undistributed net investment income of $16,203 and undistributed net investment income of $27,416, respectively)	$ 7,714,357	$ 7,343,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.82	$ 29.49	$ 27.59	$ 24.07	$ 21.12	$ 23.73
Income from Investment Operations
Net investment income (loss) E	.16	.36	.27	.28 H	.24	.21
Net realized and unrealized gain (loss)	2.99	3.93	2.41	3.44	2.94	(2.39)
Total from investment operations	3.15	4.29	2.68	3.72	3.18	(2.18)
Distributions from net investment income	(.18)	(.31)	(.32)	(.20)	(.23)	(.20)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.75)	(1.96)	(.78)	(.20)	(.23)	(.43)
Net asset value, end of period	$ 32.22	$ 31.82	$ 29.49	$ 27.59	$ 24.07	$ 21.12
Total Return B, C, D	10.74%	15.44%	9.91%	15.51%	15.22%	(9.35)%
Ratios to Average Net Assets F,I
Expenses before reductions	.97% A	.99%	1.00%	1.01%	1.01%	1.01%
Expenses net of fee waivers, if any	.97% A	.99%	1.00%	1.01%	1.01%	1.01%
Expenses net of all reductions	.96% A	.98%	.98%	.99%	.98%	.97%
Net investment income (loss)	1.07% A	1.23%	.96%	1.06%	1.10%	.93%
Supplemental Data
Net assets, end of period (in millions)	$ 1,757	$ 1,551	$ 1,176	$ 870	$ 589	$ 464
Portfolio turnover rate G	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 32.22	$ 29.83	$ 27.89	$ 24.34	$ 21.36	$ 23.98
Income from Investment Operations
Net investment income (loss) E	.13	.30	.21	.22 H	.19	.16
Net realized and unrealized gain (loss)	3.03	3.98	2.44	3.49	2.98	(2.42)
Total from investment operations	3.16	4.28	2.65	3.71	3.17	(2.26)
Distributions from net investment income	(.20)	(.24)	(.25)	(.16)	(.19)	(.13)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.77)	(1.89)	(.71)	(.16)	(.19)	(.36)
Net asset value, end of period	$ 32.61	$ 32.22	$ 29.83	$ 27.89	$ 24.34	$ 21.36
Total Return B, C, D	10.61%	15.19%	9.68%	15.28%	14.97%	(9.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.20%	1.22%	1.23%	1.25%	1.25%
Expenses net of fee waivers, if any	1.19% A	1.20%	1.22%	1.23%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.19%	1.19%	1.22%	1.22%	1.20%
Net investment income (loss)	.85% A	1.02%	.75%	.83%	.86%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 3,161	$ 3,076	$ 3,000	$ 2,896	$ 2,289	$ 1,903
Portfolio turnover rate G	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.89	$ 29.54	$ 27.62	$ 24.13	$ 21.18	$ 23.80
Income from Investment Operations
Net investment income (loss) E	.04	.11	.03	.06 H	.06	.02
Net realized and unrealized gain (loss)	2.99	3.94	2.42	3.45	2.95	(2.39)
Total from investment operations	3.03	4.05	2.45	3.51	3.01	(2.37)
Distributions from net investment income	(.09)	(.05)	(.07)	(.02)	(.06)	(.02)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.66)	(1.70)	(.53)	(.02)	(.06)	(.25)
Net asset value, end of period	$ 32.26	$ 31.89	$ 29.54	$ 27.62	$ 24.13	$ 21.18
Total Return B, C, D	10.28%	14.46%	9.00%	14.55%	14.25%	(10.07)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.83%	1.85%	1.86%	1.85%	1.84%
Expenses net of fee waivers, if any	1.79% A	1.83%	1.85%	1.85%	1.85%	1.84%
Expenses net of all reductions	1.79% A	1.82%	1.83%	1.84%	1.82%	1.79%
Net investment income (loss)	.24% A	.39%	.12%	.22%	.26%	.11%
Supplemental Data
Net assets, end of period (in millions)	$ 378	$ 420	$ 504	$ 573	$ 531	$ 472
Portfolio turnover rate G	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.93	$ 29.59	$ 27.68	$ 24.17	$ 21.22	$ 23.84
Income from Investment Operations
Net investment income (loss) E	.05	.13	.05	.07 H	.06	.03
Net realized and unrealized gain (loss)	3.00	3.95	2.42	3.46	2.96	(2.40)
Total from investment operations	3.05	4.08	2.47	3.53	3.02	(2.37)
Distributions from net investment income	(.11)	(.09)	(.10)	(.02)	(.07)	(.02)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.68)	(1.74)	(.56)	(.02)	(.07)	(.25)
Net asset value, end of period	$ 32.30	$ 31.93	$ 29.59	$ 27.68	$ 24.17	$ 21.22
Total Return B, C, D	10.34%	14.52%	9.07%	14.61%	14.27%	(10.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.76%	1.79%	1.81%	1.81%	1.79%
Expenses net of fee waivers, if any	1.73% A	1.76%	1.79%	1.81%	1.81%	1.79%
Expenses net of all reductions	1.73% A	1.76%	1.77%	1.79%	1.78%	1.75%
Net investment income (loss)	.30% A	.45%	.18%	.26%	.30%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 434	$ 403	$ 355	$ 313	$ 220	$ 159
Portfolio turnover rate G	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 32.64	$ 30.20	$ 28.22	$ 24.61	$ 21.59	$ 24.24
Income from Investment Operations
Net investment income (loss) D	.21	.46	.37	.37 G	.31	.29
Net realized and unrealized gain (loss)	3.07	4.02	2.47	3.52	3.01	(2.44)
Total from investment operations	3.28	4.48	2.84	3.89	3.32	(2.15)
Distributions from net investment income	(.27)	(.39)	(.40)	(.28)	(.30)	(.27)
Distributions from net realized gain	(2.57)	(1.65)	(.46)	-	-	(.23)
Total distributions	(2.84)	(2.04)	(.86)	(.28)	(.30)	(.50)
Net asset value, end of period	$ 33.08	$ 32.64	$ 30.20	$ 28.22	$ 24.61	$ 21.59
Total Return B, C	10.90%	15.75%	10.29%	15.88%	15.59%	(9.04)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.70%	.68%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.69% A	.70%	.68%	.69%	.68%	.69%
Expenses net of all reductions	.68% A	.69%	.66%	.67%	.65%	.64%
Net investment income (loss)	1.35% A	1.52%	1.28%	1.38%	1.43%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,985	$ 1,893	$ 1,896	$ 1,825	$ 1,264	$ 985
Portfolio turnover rate F	39% A	56%	45%	33%	44%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund has claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,041,484
Unrealized depreciation	(56,817)
Net unrealized appreciation (depreciation)	$ 1,984,667
Cost for federal income tax purposes	$ 5,783,257

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,441,945 and $1,667,569, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 2,039	$ 184
Class T	.25%	.25%	7,697	84
Class B	.75%	.25%	1,977	1,488
Class C	.75%	.25%	2,068	219
			$ 13,781	$ 1,975

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 214
Class T	81
Class B*	252
Class C*	9
$ 556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,908.23
Class T	3,061.20
Class B	602.31
Class C	512.25
Institutional Class	1,919.20
	$ 8,002

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,742	5.39%	$ 36

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $240.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $3,995. The weighted average interest rate was 5.50%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

10. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 34
Class T	40
Class C	2
Institutional Class	26
$ 102

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 9,358	$ 13,912
Class T	18,948	23,962
Class B	1,206	801
Class C	1,450	1,061
Institutional Class	15,979	23,410
Total	$ 46,941	$ 63,146
From net realized gain
Class A	$ 128,939	$ 66,709
Class T	247,902	165,930
Class B	33,852	27,943
Class C	33,144	19,759
Institutional Class	154,228	102,815
Total	$ 598,065	$ 383,156

Semiannual Report

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	8,744	16,761	$ 266,854	$ 492,031
Reinvestment of distributions	4,308	2,646	129,499	75,347
Shares redeemed	(7,270)	(10,532)	(221,905)	(308,882)
Net increase (decrease)	5,782	8,875	$ 174,448	$ 258,496
Class T
Shares sold	8,956	18,784	$ 276,954	$ 558,584
Reinvestment of distributions	8,517	6,407	259,349	184,511
Shares redeemed	(16,048)	(30,273)	(497,285)	(895,361)
Net increase (decrease)	1,425	(5,082)	$ 39,018	$ (152,266)
Class B
Shares sold	637	1,424	$ 19,437	$ 41,973
Reinvestment of distributions	1,053	909	31,734	25,886
Shares redeemed	(3,158)	(6,229)	(96,012)	(182,395)
Net increase (decrease)	(1,468)	(3,896)	$ (44,841)	$ (114,536)
Class C
Shares sold	1,224	2,889	$ 37,416	$ 84,986
Reinvestment of distributions	1,000	628	30,170	17,917
Shares redeemed	(1,400)	(2,892)	(42,876)	(84,632)
Net increase (decrease)	824	625	$ 24,710	$ 18,271
Institutional Class
Shares sold	9,348	20,122	$ 291,610	$ 602,243
Reinvestment of distributions	4,604	3,367	142,006	98,200
Shares redeemed	(11,946)	(28,267)	(371,544)	(837,636)
Net increase (decrease)	2,006	(4,778)	$ 62,072	$ (137,193)

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPII-USAN-0707
1.786786.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On July 18, 2007, shareholders of Fidelity® Advisor Equity Value Fund approved a new management contract for the fund, effective August 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell 3000® Value Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,128.50	$ 6.63
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,127.60	$ 7.96
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,125.00	$ 10.60
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,124.30	$ 10.59
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,131.10	$ 5.10
Hypothetical A	$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.96%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	3.0	2.2
JPMorgan Chase & Co.	2.9	3.0
Valero Energy Corp.	2.7	2.3
National Oilwell Varco, Inc.	2.2	2.4
Citigroup, Inc.	2.1	0.0
Transocean, Inc.	1.8	0.0
Diamond Offshore Drilling, Inc.	1.7	0.0
American International Group, Inc.	1.6	2.1
Verizon Communications, Inc.	1.5	0.9
Bank of America Corp.	1.5	1.9
	21.0
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	26.1
Information Technology	17.4	17.7
Energy	14.4	16.2
Industrials	9.4	8.6
Consumer Discretionary	8.2	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.9%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	13.0%	** Foreign investments	15.3%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.3%
Winnebago Industries, Inc.	12,100	$ 375,100
Diversified Consumer Services - 0.8%
Service Corp. International	54,300	759,114
Stewart Enterprises, Inc. Class A	35,300	273,222
		1,032,336
Hotels, Restaurants & Leisure - 1.6%
Accor SA	3,700	344,067
Aristocrat Leisure Ltd.	36,000	459,126
Jollibee Food Corp.	71,300	85,560
McDonald's Corp.	16,600	839,130
Minor International PCL (For. Reg.)	218,900	75,178
WMS Industries, Inc. (a)	10,300	436,308
		2,239,369
Household Durables - 2.0%
Bassett Furniture Industries, Inc.	12,182	174,812
Beazer Homes USA, Inc.	3,500	125,195
Black & Decker Corp.	4,400	415,492
KB Home	5,700	261,573
La-Z-Boy, Inc.	16,600	195,216
The Stanley Works	6,890	435,655
Urbi, Desarrollos Urbanos, SA de CV (a)	37,800	161,590
Whirlpool Corp.	8,900	993,685
		2,763,218
Internet & Catalog Retail - 0.1%
FTD Group, Inc.	5,100	90,423
Submarino SA	2,400	101,934
		192,357
Leisure Equipment & Products - 0.6%
Brunswick Corp.	10,900	375,287
Eastman Kodak Co.	17,600	446,336
MarineMax, Inc. (a)	2,859	59,410
		881,033
Media - 1.3%
Getty Images, Inc. (a)	7,200	360,360
Grupo Televisa SA de CV (CPO) sponsored ADR	4,000	115,120
News Corp.:
Class A	13,700	302,633
Class B	1,400	33,082
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
R.H. Donnelley Corp.	7,900	$ 615,726
Viacom, Inc. Class B (non-vtg.) (a)	6,800	305,456
		1,732,377
Multiline Retail - 0.9%
JCPenney Co., Inc.	5,800	466,784
Retail Ventures, Inc. (a)	5,976	115,875
Sears Holdings Corp. (a)	2,500	450,050
Tuesday Morning Corp.	15,000	209,100
		1,241,809
Specialty Retail - 0.2%
AutoZone, Inc. (a)	1,000	128,630
Circuit City Stores, Inc.	8,000	128,560
Truworths International Ltd.	13,200	76,938
		334,128
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd. (a)	12,500	258,750
VF Corp.	3,300	309,474
		568,224
TOTAL CONSUMER DISCRETIONARY		11,359,951
CONSUMER STAPLES - 6.3%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	2,000	82,732
Remy Cointreau SA	3,900	282,323
		365,055
Food & Staples Retailing - 1.0%
Rite Aid Corp.	61,000	385,520
Safeway, Inc.	24,000	827,520
Wal-Mart de Mexico SA de CV Series V	34,094	129,017
		1,342,057
Food Products - 2.6%
BioMar Holding AS	7,700	459,041
Bunge Ltd.	4,500	351,540
Cermaq ASA	22,500	386,143
Chaoda Modern Agriculture (Holdings) Ltd.	160,000	138,925
Chiquita Brands International, Inc.	42,108	772,261
Kraft Foods, Inc. Class A	11,023	373,018
Marine Harvest ASA (a)	348,000	385,461
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	3,500	$ 203,560
Tyson Foods, Inc. Class A	24,700	550,563
		3,620,512
Household Products - 0.2%
Central Garden & Pet Co. (a)	16,700	239,645
Personal Products - 1.2%
Avon Products, Inc.	22,900	879,131
Playtex Products, Inc. (a)	49,000	730,100
		1,609,231
Tobacco - 1.1%
Altria Group, Inc.	15,530	1,104,183
Japan Tobacco, Inc.	77	401,101
		1,505,284
TOTAL CONSUMER STAPLES		8,681,784
ENERGY - 14.4%
Energy Equipment & Services - 5.7%
Diamond Offshore Drilling, Inc.	24,200	2,283,754
National Oilwell Varco, Inc. (a)	32,900	3,107,405
Transocean, Inc. (a)	24,700	2,426,528
		7,817,687
Oil, Gas & Consumable Fuels - 8.7%
Cabot Oil & Gas Corp.	36,800	1,435,200
Canadian Natural Resources Ltd.	16,000	1,063,575
Chesapeake Energy Corp.	8,600	299,796
CONSOL Energy, Inc.	17,100	830,889
EOG Resources, Inc.	10,500	807,450
Noble Energy, Inc.	10,600	670,874
Peabody Energy Corp.	15,100	816,004
Plains Exploration & Production Co. (a)	30,300	1,603,476
Range Resources Corp.	19,766	765,735
Spectra Energy Corp.	330	8,788
Valero Energy Corp.	49,500	3,693,690
		11,995,477
TOTAL ENERGY		19,813,164
Common Stocks - continued
	Shares	Value
FINANCIALS - 24.4%
Capital Markets - 2.9%
Ares Capital Corp.	20,300	$ 376,159
Bank of New York Co., Inc.	11,500	466,440
Franklin Resources, Inc.	2,700	366,498
Janus Capital Group, Inc.	15,200	420,736
Merrill Lynch & Co., Inc.	11,700	1,084,941
Morgan Stanley	15,000	1,275,600
		3,990,374
Commercial Banks - 2.9%
Cathay General Bancorp	11,100	376,068
Commerce Bancorp, Inc.	11,600	400,432
East West Bancorp, Inc.	15,700	636,478
Hanmi Financial Corp.	24,100	421,027
PNC Financial Services Group, Inc.	5,200	383,760
UCBH Holdings, Inc.	20,934	389,582
Wachovia Corp.	14,400	780,336
Wells Fargo & Co.	18,400	664,056
		4,051,739
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	15,400	271,810
Diversified Financial Services - 6.5%
Bank of America Corp.	41,880	2,123,735
Citigroup, Inc.	54,000	2,942,460
JPMorgan Chase & Co.	76,400	3,959,812
		9,026,007
Insurance - 7.8%
AFLAC, Inc.	11,700	618,462
American International Group, Inc.	29,690	2,147,775
Aspen Insurance Holdings Ltd.	56,428	1,530,327
Axis Capital Holdings Ltd.	33,856	1,339,682
Endurance Specialty Holdings Ltd.	37,000	1,473,710
Everest Re Group Ltd.	2,600	278,798
Hartford Financial Services Group, Inc.	6,000	619,020
MetLife, Inc.	7,700	523,600
Platinum Underwriters Holdings Ltd.	45,491	1,566,710
Prudential Financial, Inc.	6,800	693,736
		10,791,820
Real Estate Investment Trusts - 1.8%
Corporate Office Properties Trust (SBI)	10,800	486,540
Developers Diversified Realty Corp.	12,500	770,625
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	9,837	$ 580,776
UDR, Inc.	21,055	639,230
		2,477,171
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	16,000	491,661
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	7,398	288,078
Fannie Mae	9,300	594,456
Hudson City Bancorp, Inc.	29,900	394,381
New York Community Bancorp, Inc.	36,500	638,020
Radian Group, Inc.	11,400	705,660
		2,620,595
TOTAL FINANCIALS		33,721,177
HEALTH CARE - 5.9%
Biotechnology - 0.2%
Amgen, Inc. (a)	4,000	225,320
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	11,200	854,000
C.R. Bard, Inc.	9,800	827,218
Varian Medical Systems, Inc. (a)	9,200	370,760
		2,051,978
Health Care Providers & Services - 1.0%
Acibadem Saglik Hizmetleri AS	9,000	115,446
Brookdale Senior Living, Inc.	14,220	671,326
Bumrungrad Hospital PCL (For. Reg.)	62,400	83,740
DaVita, Inc. (a)	8,500	469,455
Henry Schein, Inc. (a)	200	10,706
		1,350,673
Health Care Technology - 0.3%
Cerner Corp. (a)	7,800	443,118
Pharmaceuticals - 2.9%
Merck & Co., Inc.	39,200	2,056,040
MGI Pharma, Inc. (a)	17,700	378,426
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	44,900	$ 1,234,301
Wyeth	7,100	410,664
		4,079,431
TOTAL HEALTH CARE		8,150,520
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	6,800	545,632
Honeywell International, Inc.	18,000	1,042,380
Precision Castparts Corp.	3,800	454,328
United Technologies Corp.	24,700	1,742,585
		3,784,925
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	6,100	439,017
Building Products - 0.3%
Masco Corp.	12,500	377,625
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.	21,900	294,774
The Brink's Co.	2,200	145,046
Waste Management, Inc.	7,500	290,025
		729,845
Construction & Engineering - 1.7%
Fluor Corp.	13,400	1,394,940
Shaw Group, Inc. (a)	21,600	873,936
		2,268,876
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	4,800	257,184
Industrial Conglomerates - 0.5%
Tyco International Ltd.	20,300	677,208
Machinery - 2.0%
Dover Corp.	5,100	255,255
Flowserve Corp.	8,900	617,749
Oshkosh Truck Co.	6,500	400,985
SPX Corp.	17,500	1,537,725
		2,811,714
Road & Rail - 1.2%
Con-way, Inc.	12,200	691,740
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	6,100	$ 296,826
Union Pacific Corp.	5,900	712,012
		1,700,578
TOTAL INDUSTRIALS		13,046,972
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR	18,800	257,936
Avocent Corp. (a)	4,800	134,544
Comverse Technology, Inc. (a)	14,000	320,880
Motorola, Inc.	28,600	520,234
Nokia Corp. sponsored ADR	18,600	509,268
		1,742,862
Computers & Peripherals - 2.9%
Dell, Inc. (a)	17,600	472,912
Diebold, Inc.	8,400	416,472
Hewlett-Packard Co.	18,500	845,635
Intermec, Inc. (a)	24,100	592,860
International Business Machines Corp.	10,300	1,097,980
NCR Corp. (a)	8,200	440,094
Sun Microsystems, Inc. (a)	22,300	113,730
		3,979,683
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	11,700	446,589
Amphenol Corp. Class A	28,700	1,026,886
Arrow Electronics, Inc. (a)	16,581	680,650
Avnet, Inc. (a)	16,103	689,853
Flextronics International Ltd. (a)	44,300	511,665
Ingram Micro, Inc. Class A (a)	14,300	296,296
Molex, Inc.	12,900	383,646
		4,035,585
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	1,300	647,075
VeriSign, Inc. (a)	20,300	605,549
		1,252,624
IT Services - 0.5%
Mastercard, Inc. Class A	4,700	702,885
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	29,206	$ 416,770
Analog Devices, Inc.	7,600	275,196
Applied Materials, Inc.	26,800	511,880
ASML Holding NV (NY Shares) (a)	23,100	595,287
Atmel Corp. (a)	69,500	388,505
Axcelis Technologies, Inc. (a)	8,905	57,259
Broadcom Corp. Class A (a)	11,700	357,552
Cypress Semiconductor Corp. (a)	12,300	264,081
Fairchild Semiconductor International, Inc. (a)	20,600	379,452
FormFactor, Inc. (a)	11,900	473,382
Hittite Microwave Corp. (a)	6,400	260,160
Integrated Device Technology, Inc. (a)	42,000	630,420
Intel Corp.	25,100	556,467
Intersil Corp. Class A	12,400	373,240
Lam Research Corp. (a)	7,900	423,914
Linear Technology Corp.	11,400	409,146
Maxim Integrated Products, Inc.	13,900	427,425
Microchip Technology, Inc.	7,100	288,118
National Semiconductor Corp.	25,500	686,460
ON Semiconductor Corp. (a)	79,400	852,756
Saifun Semiconductors Ltd. (a)	22,700	241,528
Silicon Motion Technology Corp. sponsored ADR (a)	14,800	342,324
Volterra Semiconductor Corp. (a)	32,700	514,044
		9,725,366
Software - 1.9%
Business Objects SA sponsored ADR (a)	10,360	425,900
Microsoft Corp.	21,400	656,338
Symantec Corp. (a)	20,800	415,792
Ubisoft Entertainment SA (a)	22,300	1,118,315
		2,616,345
TOTAL INFORMATION TECHNOLOGY		24,055,350
MATERIALS - 3.0%
Chemicals - 1.2%
Agrium, Inc.	10,100	389,569
Arkema (a)	4,200	275,275
Celanese Corp. Class A	10,185	370,632
Monsanto Co.	9,400	579,040
		1,614,516
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.6%
Alcoa, Inc.	17,400	$ 718,272
Titanium Metals Corp.	42,300	1,463,580
		2,181,852
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	7,000	306,600
TOTAL MATERIALS		4,102,968
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	99,877	4,128,915
Verizon Communications, Inc.	49,300	2,146,029
		6,274,944
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	5,800	351,190
Bharti Airtel Ltd. (a)	6,464	139,250
Cellcom Israel Ltd.	3,600	89,280
MTN Group Ltd.	16,600	228,017
NII Holdings, Inc. (a)	1,700	138,499
Partner Communications Co. Ltd. ADR	5,282	89,688
Sprint Nextel Corp.	32,800	749,480
		1,785,404
TOTAL TELECOMMUNICATION SERVICES		8,060,348
UTILITIES - 5.1%
Electric Utilities - 2.0%
Entergy Corp.	6,400	722,560
Exelon Corp.	8,800	686,400
PPL Corp.	30,200	1,387,992
		2,796,952
Independent Power Producers & Energy Traders - 2.3%
AES Corp. (a)	57,400	1,362,102
Constellation Energy Group, Inc.	16,020	1,470,155
Mirant Corp. (a)	6,200	287,680
		3,119,937
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
CMS Energy Corp.	42,600	$ 777,450
Public Service Enterprise Group, Inc.	3,800	337,972
		1,115,422
TOTAL UTILITIES		7,032,311
TOTAL COMMON STOCKS (Cost $117,873,464)		138,024,545
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 5.33% (b) (Cost $228,206)	228,206	228,206
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $118,101,670)		138,252,751
NET OTHER ASSETS - (0.1)%		(175,272)
NET ASSETS - 100%		$ 138,077,479
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,713
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
Bermuda	4.9%
France	1.9%
Canada	1.1%
Others (individually less than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $117,873,464)	$ 138,024,545
Fidelity Central Funds (cost $228,206)	228,206
Total Investments (cost $118,101,670)		$ 138,252,751
Receivable for investments sold		355,627
Receivable for fund shares sold		176,599
Dividends receivable		163,988
Distributions receivable from Fidelity Central Funds		4,240
Total assets		138,953,205

Liabilities
Payable for investments purchased	$ 419,101
Payable for fund shares redeemed	244,655
Accrued management fee	76,762
Distribution fees payable	64,206
Other affiliated payables	36,602
Other payables and accrued expenses	34,400
Total liabilities		875,726

Net Assets		$ 138,077,479
Net Assets consist of:
Paid in capital		$ 115,993,468
Accumulated net investment loss		(32,603)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,968,036
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,148,578
Net Assets		$ 138,077,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,568,612 ÷ 2,739,129 shares)	$ 12.62

Maximum offering price per share (100/94.25 of $12.62)	$ 13.39
Class T: Net Asset Value and redemption price per share ($59,385,515 ÷ 4,728,953 shares)	$ 12.56

Maximum offering price per share (100/96.50 of $12.56)	$ 13.02
Class B: Net Asset Value and offering price per share ($20,662,536 ÷ 1,666,384 shares)A	$ 12.40

Class C: Net Asset Value and offering price per share ($19,442,257 ÷ 1,571,136 shares)A	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,018,559 ÷ 314,769 shares)	$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 925,499
Income from Fidelity Central Funds		43,713
Total income		969,212

Expenses
Management fee	$ 358,828
Transfer agent fees	194,796
Distribution fees	368,591
Accounting fees and expenses	25,196
Custodian fees and expenses	23,486
Independent trustees' compensation	204
Registration fees	54,727
Audit	31,751
Legal	915
Miscellaneous	767
Total expenses before reductions	1,059,261
Expense reductions	(54,385)	1,004,876
Net investment income (loss)		(35,664)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,300)	2,335,960
Foreign currency transactions	(2,515)
Total net realized gain (loss)		2,333,445
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $792)	13,257,352
Assets and liabilities in foreign currencies	(937)
Total change in net unrealized appreciation (depreciation)		13,256,415
Net gain (loss)		15,589,860
Net increase (decrease) in net assets resulting from operations		$ 15,554,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (35,664)	$ 399,997
Net realized gain (loss)	2,333,445	19,097,599
Change in net unrealized appreciation (depreciation)	13,256,415	(4,501,749)
Net increase (decrease) in net assets resulting from operations	15,554,196	14,995,847
Distributions to shareholders from net investment income	(313,963)	(392,381)
Distributions to shareholders from net realized gain	(17,680,287)	(7,517,321)
Total distributions	(17,994,250)	(7,909,702)
Share transactions - net increase (decrease)	15,587,406	4,034,801
Total increase (decrease) in net assets	13,147,352	11,120,946

Net Assets
Beginning of period	124,930,127	113,809,181
End of period (including accumulated net investment loss of $32,603 and undistributed net investment income of $338,798, respectively)	$ 138,077,479	$ 124,930,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 12.31	$ 11.61	$ 10.42	$ 8.88	$ 9.50
Income from Investment Operations
Net investment income (loss) E	.02	.08	.09	.09 H	.04	.01
Net realized and unrealized gain (loss)	1.41	1.53	.91	1.31	1.50	(.63)
Total from investment operations	1.43	1.61	1.00	1.40	1.54	(.62)
Distributions from net investment income	(.07)	(.09)	(.08)	(.05)	-	-
Distributions from net realized gain	(1.79)	(.80)	(.22)	(.16)	-	-
Total distributions	(1.85) J	(.88) K	(.30)	(.21)	-	-
Net asset value, end of period	$ 12.62	$ 13.04	$ 12.31	$ 11.61	$ 10.42	$ 8.88
Total Return B, C, D	12.85%	13.96%	8.80%	13.60%	17.34%	(6.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.33%	1.36%	1.45%	1.64%	2.00%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.27%	1.45%	1.53%	1.70%
Expenses net of all reductions	1.25%A	1.24%	1.20%	1.40%	1.44%	1.62%
Net investment income (loss)	.27%A	.67%	.81%	.82%	.44%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,569	$ 28,438	$ 21,393	$ 13,083	$ 7,536	$ 3,614
Portfolio turnover rate G	158%A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share. K Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.24	$ 11.54	$ 10.36	$ 8.85	$ 9.49
Income from Investment Operations
Net investment income (loss) E	- J	.05	.06	.06 H	.02	(.01)
Net realized and unrealized gain (loss)	1.42	1.52	.91	1.30	1.49	(.63)
Total from investment operations	1.42	1.57	.97	1.36	1.51	(.64)
Distributions from net investment income	(.03)	(.05)	(.05)	(.02)	-	-
Distributions from net realized gain	(1.79)	(.80)	(.22)	(.16)	-	-
Total distributions	(1.82) K	(.85) L	(.27)	(.18)	-	-
Net asset value, end of period	$ 12.56	$ 12.96	$ 12.24	$ 11.54	$ 10.36	$ 8.85
Total Return B, C, D	12.76%	13.60%	8.57%	13.26%	17.06%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.59%	1.62%	1.73%	1.94%	2.27%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.53%	1.73%	1.78%	1.92%
Expenses net of all reductions	1.49%A	1.49%	1.46%	1.67%	1.68%	1.85%
Net investment income (loss)	.02%A	.42%	.55%	.54%	.20%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,386	$ 54,067	$ 47,736	$ 43,575	$ 30,316	$ 18,985
Portfolio turnover rate G	158%A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Fund H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share. L Total distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.07	$ 11.39	$ 10.24	$ 8.78	$ 9.46
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	- J	-H, J	(.02)	(.05)
Net realized and unrealized gain (loss)	1.40	1.50	.90	1.28	1.48	(.63)
Total from investment operations	1.37	1.49	.90	1.28	1.46	(.68)
Distributions from net realized gain	(1.74) K	(.79) L	(.22)	(.13)	-	-
Net asset value, end of period	$ 12.40	$ 12.77	$ 12.07	$ 11.39	$ 10.24	$ 8.78
Total Return B, C, D	12.50%	13.07%	8.03%	12.58%	16.63%	(7.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.12%	2.27%	2.44%	2.78%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.04%	2.25%	2.25%	2.41%
Expenses net of all reductions	1.99% A	1.99%	1.97%	2.19%	2.15%	2.34%
Net investment income (loss)	(.48)% A	(.08)%	.04%	.02%	(.27)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,663	$ 20,916	$ 21,849	$ 21,024	$ 14,372	$ 10,253
Portfolio turnover rate G	158% A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.743 per share. L Distributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.07	$ 11.39	$ 10.23	$ 8.77	$ 9.46
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	.01	- H,J	(.02)	(.05)
Net realized and unrealized gain (loss)	1.39	1.49	.89	1.29	1.48	(.64)
Total from investment operations	1.36	1.48	.90	1.29	1.46	(.69)
Distributions from net realized gain	(1.75)K	(.79)L	(.22)	(.13)	-	-
Net asset value, end of period	$ 12.37	$ 12.76	$ 12.07	$ 11.39	$ 10.23	$ 8.77
Total Return B, C, D	12.43%	13.02%	8.03%	12.69%	16.65%	(7.29)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.11%	2.23%	2.37%	2.71%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.03%	2.23%	2.25%	2.40%
Expenses net of all reductions	1.99%A	1.99%	1.96%	2.18%	2.15%	2.32%
Net investment income (loss)	(.48)%A	(.08)%	.05%	.04%	(.26)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,442	$ 17,690	$ 16,849	$ 15,303	$ 11,665	$ 8,616
Portfolio turnover rate G	158%A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.752 per share. L Distributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 12.43	$ 11.72	$ 10.50	$ 8.91	$ 9.51
Income from Investment Operations
Net investment income (loss) D	.03	.12	.14	.13 G	.06	.04
Net realized and unrealized gain (loss)	1.45	1.54	.92	1.31	1.53	(.64)
Total from investment operations	1.48	1.66	1.06	1.44	1.59	(.60)
Distributions from net investment income	(.10)	(.12)	(.13)	(.06)	-	-
Distributions from net realized gain	(1.79)	(.80)	(.22)	(.16)	-	-
Total distributions	(1.89)I	(.91)J	(.35)	(.22)	-	-
Net asset value, end of period	$ 12.77	$ 13.18	$ 12.43	$ 11.72	$ 10.50	$ 8.91
Total Return B, C	13.11%	14.28%	9.27%	13.89%	17.85%	(6.31)%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	.91%	.92%	1.11%	1.25%	1.62%
Expenses net of fee waivers, if any	.96%A	.91%	.92%	1.11%	1.25%	1.40%
Expenses net of all reductions	.96%A	.90%	.85%	1.05%	1.15%	1.32%
Net investment income (loss)	.55%A	1.02%	1.16%	1.17%	.69%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,019	$ 3,820	$ 5,983	$ 3,821	$ 1,031	$ 402
Portfolio turnover rate F	158%A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share. J Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,561,951
Unrealized depreciation	(659,785)
Net unrealized appreciation (depreciation)	$ 19,902,166
Cost for federal income tax purposes	$ 118,350,585

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $100,789,922 and $102,211,422, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On July 18, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin August 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (July, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,968	$ 721
Class T	.25%	.25%	138,152	1,370
Class B	.75%	.25%	101,291	76,255
Class C	.75%	.25%	91,180	8,732
			$ 368,591	$ 87,078

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,933
Class T	4,267
Class B*	20,246
Class C*	464
$ 36,910

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,345.30
Class T	85,225.31
Class B	31,358.31
Class C	28,211.31
Institutional Class	3,657.19
	$ 194,796

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $754 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $153 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 11,795
Class T	1.50%	22,876
Class B	2.00%	8,681
Class C	2.00%	7,637
		$ 50,989

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,173 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

9. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 150,294	$ 146,438
Class T	134,011	190,733
Institutional Class	29,658	55,210
Total	$ 313,963	$ 392,381
From net realized gain
Class A	$ 4,059,613	$ 1,385,857
Class T	7,677,944	3,195,378
Class B	2,889,578	1,433,616
Class C	2,511,372	1,117,679
Institutional Class	541,780	384,791
Total	$ 17,680,287	$ 7,517,321

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	545,199	891,320	$ 6,472,119	$ 10,735,310
Reinvestment of distributions	346,954	124,450	4,006,149	1,457,920
Shares redeemed	(334,438)	(571,740)	(3,957,277)	(6,924,697)
Net increase (decrease)	557,715	444,030	$ 6,520,991	$ 5,268,533
Class T
Shares sold	534,990	1,335,729	$ 6,338,402	$ 16,064,028
Reinvestment of distributions	657,224	282,033	7,551,932	3,292,865
Shares redeemed	(635,168)	(1,346,387)	(7,490,117)	(16,106,618)
Net increase (decrease)	557,046	271,375	$ 6,400,217	$ 3,250,275
Class B
Shares sold	113,463	248,592	$ 1,326,466	$ 2,963,054
Reinvestment of distributions	234,329	112,606	2,658,540	1,302,280
Shares redeemed	(318,854)	(533,191)	(3,712,706)	(6,308,341)
Net increase (decrease)	28,938	(171,993)	$ 272,300	$ (2,043,007)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class C
Shares sold	203,092	281,281	$ 2,369,108	$ 3,356,150
Reinvestment of distributions	202,083	88,061	2,286,633	1,017,545
Shares redeemed	(220,277)	(378,908)	(2,560,376)	(4,483,620)
Net increase (decrease)	184,898	(9,566)	$ 2,095,365	$ (109,925)
Institutional Class
Shares sold	36,130	101,040	$ 443,186	$ 1,228,293
Reinvestment of distributions	45,635	28,732	532,567	339,183
Shares redeemed	(56,768)	(321,286)	(677,220)	(3,898,551)
Net increase (decrease)	24,997	(191,514)	$ 298,533	$ (2,331,075)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Value Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 3000 Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 13.7 basis points. As a result, the fund's hypothetical management fee would have been 13.7 basis points ($0.2 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEV-USAN-0707
1.786787.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On July 18, 2007, shareholders of Fidelity® Advisor Equity Value Fund approved a new management contract for the fund, effective August 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell 3000® Value Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,128.50	$ 6.63
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,127.60	$ 7.96
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,125.00	$ 10.60
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,124.30	$ 10.59
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,131.10	$ 5.10
Hypothetical A	$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.96%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	3.0	2.2
JPMorgan Chase & Co.	2.9	3.0
Valero Energy Corp.	2.7	2.3
National Oilwell Varco, Inc.	2.2	2.4
Citigroup, Inc.	2.1	0.0
Transocean, Inc.	1.8	0.0
Diamond Offshore Drilling, Inc.	1.7	0.0
American International Group, Inc.	1.6	2.1
Verizon Communications, Inc.	1.5	0.9
Bank of America Corp.	1.5	1.9
	21.0
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	26.1
Information Technology	17.4	17.7
Energy	14.4	16.2
Industrials	9.4	8.6
Consumer Discretionary	8.2	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.9%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	13.0%	** Foreign investments	15.3%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.3%
Winnebago Industries, Inc.	12,100	$ 375,100
Diversified Consumer Services - 0.8%
Service Corp. International	54,300	759,114
Stewart Enterprises, Inc. Class A	35,300	273,222
		1,032,336
Hotels, Restaurants & Leisure - 1.6%
Accor SA	3,700	344,067
Aristocrat Leisure Ltd.	36,000	459,126
Jollibee Food Corp.	71,300	85,560
McDonald's Corp.	16,600	839,130
Minor International PCL (For. Reg.)	218,900	75,178
WMS Industries, Inc. (a)	10,300	436,308
		2,239,369
Household Durables - 2.0%
Bassett Furniture Industries, Inc.	12,182	174,812
Beazer Homes USA, Inc.	3,500	125,195
Black & Decker Corp.	4,400	415,492
KB Home	5,700	261,573
La-Z-Boy, Inc.	16,600	195,216
The Stanley Works	6,890	435,655
Urbi, Desarrollos Urbanos, SA de CV (a)	37,800	161,590
Whirlpool Corp.	8,900	993,685
		2,763,218
Internet & Catalog Retail - 0.1%
FTD Group, Inc.	5,100	90,423
Submarino SA	2,400	101,934
		192,357
Leisure Equipment & Products - 0.6%
Brunswick Corp.	10,900	375,287
Eastman Kodak Co.	17,600	446,336
MarineMax, Inc. (a)	2,859	59,410
		881,033
Media - 1.3%
Getty Images, Inc. (a)	7,200	360,360
Grupo Televisa SA de CV (CPO) sponsored ADR	4,000	115,120
News Corp.:
Class A	13,700	302,633
Class B	1,400	33,082
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
R.H. Donnelley Corp.	7,900	$ 615,726
Viacom, Inc. Class B (non-vtg.) (a)	6,800	305,456
		1,732,377
Multiline Retail - 0.9%
JCPenney Co., Inc.	5,800	466,784
Retail Ventures, Inc. (a)	5,976	115,875
Sears Holdings Corp. (a)	2,500	450,050
Tuesday Morning Corp.	15,000	209,100
		1,241,809
Specialty Retail - 0.2%
AutoZone, Inc. (a)	1,000	128,630
Circuit City Stores, Inc.	8,000	128,560
Truworths International Ltd.	13,200	76,938
		334,128
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd. (a)	12,500	258,750
VF Corp.	3,300	309,474
		568,224
TOTAL CONSUMER DISCRETIONARY		11,359,951
CONSUMER STAPLES - 6.3%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	2,000	82,732
Remy Cointreau SA	3,900	282,323
		365,055
Food & Staples Retailing - 1.0%
Rite Aid Corp.	61,000	385,520
Safeway, Inc.	24,000	827,520
Wal-Mart de Mexico SA de CV Series V	34,094	129,017
		1,342,057
Food Products - 2.6%
BioMar Holding AS	7,700	459,041
Bunge Ltd.	4,500	351,540
Cermaq ASA	22,500	386,143
Chaoda Modern Agriculture (Holdings) Ltd.	160,000	138,925
Chiquita Brands International, Inc.	42,108	772,261
Kraft Foods, Inc. Class A	11,023	373,018
Marine Harvest ASA (a)	348,000	385,461
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	3,500	$ 203,560
Tyson Foods, Inc. Class A	24,700	550,563
		3,620,512
Household Products - 0.2%
Central Garden & Pet Co. (a)	16,700	239,645
Personal Products - 1.2%
Avon Products, Inc.	22,900	879,131
Playtex Products, Inc. (a)	49,000	730,100
		1,609,231
Tobacco - 1.1%
Altria Group, Inc.	15,530	1,104,183
Japan Tobacco, Inc.	77	401,101
		1,505,284
TOTAL CONSUMER STAPLES		8,681,784
ENERGY - 14.4%
Energy Equipment & Services - 5.7%
Diamond Offshore Drilling, Inc.	24,200	2,283,754
National Oilwell Varco, Inc. (a)	32,900	3,107,405
Transocean, Inc. (a)	24,700	2,426,528
		7,817,687
Oil, Gas & Consumable Fuels - 8.7%
Cabot Oil & Gas Corp.	36,800	1,435,200
Canadian Natural Resources Ltd.	16,000	1,063,575
Chesapeake Energy Corp.	8,600	299,796
CONSOL Energy, Inc.	17,100	830,889
EOG Resources, Inc.	10,500	807,450
Noble Energy, Inc.	10,600	670,874
Peabody Energy Corp.	15,100	816,004
Plains Exploration & Production Co. (a)	30,300	1,603,476
Range Resources Corp.	19,766	765,735
Spectra Energy Corp.	330	8,788
Valero Energy Corp.	49,500	3,693,690
		11,995,477
TOTAL ENERGY		19,813,164
Common Stocks - continued
	Shares	Value
FINANCIALS - 24.4%
Capital Markets - 2.9%
Ares Capital Corp.	20,300	$ 376,159
Bank of New York Co., Inc.	11,500	466,440
Franklin Resources, Inc.	2,700	366,498
Janus Capital Group, Inc.	15,200	420,736
Merrill Lynch & Co., Inc.	11,700	1,084,941
Morgan Stanley	15,000	1,275,600
		3,990,374
Commercial Banks - 2.9%
Cathay General Bancorp	11,100	376,068
Commerce Bancorp, Inc.	11,600	400,432
East West Bancorp, Inc.	15,700	636,478
Hanmi Financial Corp.	24,100	421,027
PNC Financial Services Group, Inc.	5,200	383,760
UCBH Holdings, Inc.	20,934	389,582
Wachovia Corp.	14,400	780,336
Wells Fargo & Co.	18,400	664,056
		4,051,739
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	15,400	271,810
Diversified Financial Services - 6.5%
Bank of America Corp.	41,880	2,123,735
Citigroup, Inc.	54,000	2,942,460
JPMorgan Chase & Co.	76,400	3,959,812
		9,026,007
Insurance - 7.8%
AFLAC, Inc.	11,700	618,462
American International Group, Inc.	29,690	2,147,775
Aspen Insurance Holdings Ltd.	56,428	1,530,327
Axis Capital Holdings Ltd.	33,856	1,339,682
Endurance Specialty Holdings Ltd.	37,000	1,473,710
Everest Re Group Ltd.	2,600	278,798
Hartford Financial Services Group, Inc.	6,000	619,020
MetLife, Inc.	7,700	523,600
Platinum Underwriters Holdings Ltd.	45,491	1,566,710
Prudential Financial, Inc.	6,800	693,736
		10,791,820
Real Estate Investment Trusts - 1.8%
Corporate Office Properties Trust (SBI)	10,800	486,540
Developers Diversified Realty Corp.	12,500	770,625
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	9,837	$ 580,776
UDR, Inc.	21,055	639,230
		2,477,171
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	16,000	491,661
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	7,398	288,078
Fannie Mae	9,300	594,456
Hudson City Bancorp, Inc.	29,900	394,381
New York Community Bancorp, Inc.	36,500	638,020
Radian Group, Inc.	11,400	705,660
		2,620,595
TOTAL FINANCIALS		33,721,177
HEALTH CARE - 5.9%
Biotechnology - 0.2%
Amgen, Inc. (a)	4,000	225,320
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	11,200	854,000
C.R. Bard, Inc.	9,800	827,218
Varian Medical Systems, Inc. (a)	9,200	370,760
		2,051,978
Health Care Providers & Services - 1.0%
Acibadem Saglik Hizmetleri AS	9,000	115,446
Brookdale Senior Living, Inc.	14,220	671,326
Bumrungrad Hospital PCL (For. Reg.)	62,400	83,740
DaVita, Inc. (a)	8,500	469,455
Henry Schein, Inc. (a)	200	10,706
		1,350,673
Health Care Technology - 0.3%
Cerner Corp. (a)	7,800	443,118
Pharmaceuticals - 2.9%
Merck & Co., Inc.	39,200	2,056,040
MGI Pharma, Inc. (a)	17,700	378,426
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	44,900	$ 1,234,301
Wyeth	7,100	410,664
		4,079,431
TOTAL HEALTH CARE		8,150,520
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	6,800	545,632
Honeywell International, Inc.	18,000	1,042,380
Precision Castparts Corp.	3,800	454,328
United Technologies Corp.	24,700	1,742,585
		3,784,925
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	6,100	439,017
Building Products - 0.3%
Masco Corp.	12,500	377,625
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.	21,900	294,774
The Brink's Co.	2,200	145,046
Waste Management, Inc.	7,500	290,025
		729,845
Construction & Engineering - 1.7%
Fluor Corp.	13,400	1,394,940
Shaw Group, Inc. (a)	21,600	873,936
		2,268,876
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	4,800	257,184
Industrial Conglomerates - 0.5%
Tyco International Ltd.	20,300	677,208
Machinery - 2.0%
Dover Corp.	5,100	255,255
Flowserve Corp.	8,900	617,749
Oshkosh Truck Co.	6,500	400,985
SPX Corp.	17,500	1,537,725
		2,811,714
Road & Rail - 1.2%
Con-way, Inc.	12,200	691,740
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	6,100	$ 296,826
Union Pacific Corp.	5,900	712,012
		1,700,578
TOTAL INDUSTRIALS		13,046,972
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR	18,800	257,936
Avocent Corp. (a)	4,800	134,544
Comverse Technology, Inc. (a)	14,000	320,880
Motorola, Inc.	28,600	520,234
Nokia Corp. sponsored ADR	18,600	509,268
		1,742,862
Computers & Peripherals - 2.9%
Dell, Inc. (a)	17,600	472,912
Diebold, Inc.	8,400	416,472
Hewlett-Packard Co.	18,500	845,635
Intermec, Inc. (a)	24,100	592,860
International Business Machines Corp.	10,300	1,097,980
NCR Corp. (a)	8,200	440,094
Sun Microsystems, Inc. (a)	22,300	113,730
		3,979,683
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	11,700	446,589
Amphenol Corp. Class A	28,700	1,026,886
Arrow Electronics, Inc. (a)	16,581	680,650
Avnet, Inc. (a)	16,103	689,853
Flextronics International Ltd. (a)	44,300	511,665
Ingram Micro, Inc. Class A (a)	14,300	296,296
Molex, Inc.	12,900	383,646
		4,035,585
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	1,300	647,075
VeriSign, Inc. (a)	20,300	605,549
		1,252,624
IT Services - 0.5%
Mastercard, Inc. Class A	4,700	702,885
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	29,206	$ 416,770
Analog Devices, Inc.	7,600	275,196
Applied Materials, Inc.	26,800	511,880
ASML Holding NV (NY Shares) (a)	23,100	595,287
Atmel Corp. (a)	69,500	388,505
Axcelis Technologies, Inc. (a)	8,905	57,259
Broadcom Corp. Class A (a)	11,700	357,552
Cypress Semiconductor Corp. (a)	12,300	264,081
Fairchild Semiconductor International, Inc. (a)	20,600	379,452
FormFactor, Inc. (a)	11,900	473,382
Hittite Microwave Corp. (a)	6,400	260,160
Integrated Device Technology, Inc. (a)	42,000	630,420
Intel Corp.	25,100	556,467
Intersil Corp. Class A	12,400	373,240
Lam Research Corp. (a)	7,900	423,914
Linear Technology Corp.	11,400	409,146
Maxim Integrated Products, Inc.	13,900	427,425
Microchip Technology, Inc.	7,100	288,118
National Semiconductor Corp.	25,500	686,460
ON Semiconductor Corp. (a)	79,400	852,756
Saifun Semiconductors Ltd. (a)	22,700	241,528
Silicon Motion Technology Corp. sponsored ADR (a)	14,800	342,324
Volterra Semiconductor Corp. (a)	32,700	514,044
		9,725,366
Software - 1.9%
Business Objects SA sponsored ADR (a)	10,360	425,900
Microsoft Corp.	21,400	656,338
Symantec Corp. (a)	20,800	415,792
Ubisoft Entertainment SA (a)	22,300	1,118,315
		2,616,345
TOTAL INFORMATION TECHNOLOGY		24,055,350
MATERIALS - 3.0%
Chemicals - 1.2%
Agrium, Inc.	10,100	389,569
Arkema (a)	4,200	275,275
Celanese Corp. Class A	10,185	370,632
Monsanto Co.	9,400	579,040
		1,614,516
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.6%
Alcoa, Inc.	17,400	$ 718,272
Titanium Metals Corp.	42,300	1,463,580
		2,181,852
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	7,000	306,600
TOTAL MATERIALS		4,102,968
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	99,877	4,128,915
Verizon Communications, Inc.	49,300	2,146,029
		6,274,944
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	5,800	351,190
Bharti Airtel Ltd. (a)	6,464	139,250
Cellcom Israel Ltd.	3,600	89,280
MTN Group Ltd.	16,600	228,017
NII Holdings, Inc. (a)	1,700	138,499
Partner Communications Co. Ltd. ADR	5,282	89,688
Sprint Nextel Corp.	32,800	749,480
		1,785,404
TOTAL TELECOMMUNICATION SERVICES		8,060,348
UTILITIES - 5.1%
Electric Utilities - 2.0%
Entergy Corp.	6,400	722,560
Exelon Corp.	8,800	686,400
PPL Corp.	30,200	1,387,992
		2,796,952
Independent Power Producers & Energy Traders - 2.3%
AES Corp. (a)	57,400	1,362,102
Constellation Energy Group, Inc.	16,020	1,470,155
Mirant Corp. (a)	6,200	287,680
		3,119,937
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
CMS Energy Corp.	42,600	$ 777,450
Public Service Enterprise Group, Inc.	3,800	337,972
		1,115,422
TOTAL UTILITIES		7,032,311
TOTAL COMMON STOCKS (Cost $117,873,464)		138,024,545
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 5.33% (b) (Cost $228,206)	228,206	228,206
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $118,101,670)		138,252,751
NET OTHER ASSETS - (0.1)%		(175,272)
NET ASSETS - 100%		$ 138,077,479
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,713
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
Bermuda	4.9%
France	1.9%
Canada	1.1%
Others (individually less than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $117,873,464)	$ 138,024,545
Fidelity Central Funds (cost $228,206)	228,206
Total Investments (cost $118,101,670)		$ 138,252,751
Receivable for investments sold		355,627
Receivable for fund shares sold		176,599
Dividends receivable		163,988
Distributions receivable from Fidelity Central Funds		4,240
Total assets		138,953,205

Liabilities
Payable for investments purchased	$ 419,101
Payable for fund shares redeemed	244,655
Accrued management fee	76,762
Distribution fees payable	64,206
Other affiliated payables	36,602
Other payables and accrued expenses	34,400
Total liabilities		875,726

Net Assets		$ 138,077,479
Net Assets consist of:
Paid in capital		$ 115,993,468
Accumulated net investment loss		(32,603)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,968,036
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,148,578
Net Assets		$ 138,077,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,568,612 ÷ 2,739,129 shares)	$ 12.62

Maximum offering price per share (100/94.25 of $12.62)	$ 13.39
Class T: Net Asset Value and redemption price per share ($59,385,515 ÷ 4,728,953 shares)	$ 12.56

Maximum offering price per share (100/96.50 of $12.56)	$ 13.02
Class B: Net Asset Value and offering price per share ($20,662,536 ÷ 1,666,384 shares)A	$ 12.40

Class C: Net Asset Value and offering price per share ($19,442,257 ÷ 1,571,136 shares)A	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,018,559 ÷ 314,769 shares)	$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 925,499
Income from Fidelity Central Funds		43,713
Total income		969,212

Expenses
Management fee	$ 358,828
Transfer agent fees	194,796
Distribution fees	368,591
Accounting fees and expenses	25,196
Custodian fees and expenses	23,486
Independent trustees' compensation	204
Registration fees	54,727
Audit	31,751
Legal	915
Miscellaneous	767
Total expenses before reductions	1,059,261
Expense reductions	(54,385)	1,004,876
Net investment income (loss)		(35,664)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,300)	2,335,960
Foreign currency transactions	(2,515)
Total net realized gain (loss)		2,333,445
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $792)	13,257,352
Assets and liabilities in foreign currencies	(937)
Total change in net unrealized appreciation (depreciation)		13,256,415
Net gain (loss)		15,589,860
Net increase (decrease) in net assets resulting from operations		$ 15,554,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (35,664)	$ 399,997
Net realized gain (loss)	2,333,445	19,097,599
Change in net unrealized appreciation (depreciation)	13,256,415	(4,501,749)
Net increase (decrease) in net assets resulting from operations	15,554,196	14,995,847
Distributions to shareholders from net investment income	(313,963)	(392,381)
Distributions to shareholders from net realized gain	(17,680,287)	(7,517,321)
Total distributions	(17,994,250)	(7,909,702)
Share transactions - net increase (decrease)	15,587,406	4,034,801
Total increase (decrease) in net assets	13,147,352	11,120,946

Net Assets
Beginning of period	124,930,127	113,809,181
End of period (including accumulated net investment loss of $32,603 and undistributed net investment income of $338,798, respectively)	$ 138,077,479	$ 124,930,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 12.31	$ 11.61	$ 10.42	$ 8.88	$ 9.50
Income from Investment Operations
Net investment income (loss) E	.02	.08	.09	.09 H	.04	.01
Net realized and unrealized gain (loss)	1.41	1.53	.91	1.31	1.50	(.63)
Total from investment operations	1.43	1.61	1.00	1.40	1.54	(.62)
Distributions from net investment income	(.07)	(.09)	(.08)	(.05)	-	-
Distributions from net realized gain	(1.79)	(.80)	(.22)	(.16)	-	-
Total distributions	(1.85) J	(.88) K	(.30)	(.21)	-	-
Net asset value, end of period	$ 12.62	$ 13.04	$ 12.31	$ 11.61	$ 10.42	$ 8.88
Total Return B, C, D	12.85%	13.96%	8.80%	13.60%	17.34%	(6.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.33%	1.36%	1.45%	1.64%	2.00%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.27%	1.45%	1.53%	1.70%
Expenses net of all reductions	1.25%A	1.24%	1.20%	1.40%	1.44%	1.62%
Net investment income (loss)	.27%A	.67%	.81%	.82%	.44%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,569	$ 28,438	$ 21,393	$ 13,083	$ 7,536	$ 3,614
Portfolio turnover rate G	158%A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share. K Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.24	$ 11.54	$ 10.36	$ 8.85	$ 9.49
Income from Investment Operations
Net investment income (loss) E	- J	.05	.06	.06 H	.02	(.01)
Net realized and unrealized gain (loss)	1.42	1.52	.91	1.30	1.49	(.63)
Total from investment operations	1.42	1.57	.97	1.36	1.51	(.64)
Distributions from net investment income	(.03)	(.05)	(.05)	(.02)	-	-
Distributions from net realized gain	(1.79)	(.80)	(.22)	(.16)	-	-
Total distributions	(1.82) K	(.85) L	(.27)	(.18)	-	-
Net asset value, end of period	$ 12.56	$ 12.96	$ 12.24	$ 11.54	$ 10.36	$ 8.85
Total Return B, C, D	12.76%	13.60%	8.57%	13.26%	17.06%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.59%	1.62%	1.73%	1.94%	2.27%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.53%	1.73%	1.78%	1.92%
Expenses net of all reductions	1.49%A	1.49%	1.46%	1.67%	1.68%	1.85%
Net investment income (loss)	.02%A	.42%	.55%	.54%	.20%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,386	$ 54,067	$ 47,736	$ 43,575	$ 30,316	$ 18,985
Portfolio turnover rate G	158%A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Fund H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share. L Total distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.07	$ 11.39	$ 10.24	$ 8.78	$ 9.46
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	- J	-H, J	(.02)	(.05)
Net realized and unrealized gain (loss)	1.40	1.50	.90	1.28	1.48	(.63)
Total from investment operations	1.37	1.49	.90	1.28	1.46	(.68)
Distributions from net realized gain	(1.74) K	(.79) L	(.22)	(.13)	-	-
Net asset value, end of period	$ 12.40	$ 12.77	$ 12.07	$ 11.39	$ 10.24	$ 8.78
Total Return B, C, D	12.50%	13.07%	8.03%	12.58%	16.63%	(7.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.12%	2.27%	2.44%	2.78%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.04%	2.25%	2.25%	2.41%
Expenses net of all reductions	1.99% A	1.99%	1.97%	2.19%	2.15%	2.34%
Net investment income (loss)	(.48)% A	(.08)%	.04%	.02%	(.27)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,663	$ 20,916	$ 21,849	$ 21,024	$ 14,372	$ 10,253
Portfolio turnover rate G	158% A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.743 per share. L Distributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.07	$ 11.39	$ 10.23	$ 8.77	$ 9.46
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	.01	- H,J	(.02)	(.05)
Net realized and unrealized gain (loss)	1.39	1.49	.89	1.29	1.48	(.64)
Total from investment operations	1.36	1.48	.90	1.29	1.46	(.69)
Distributions from net realized gain	(1.75)K	(.79)L	(.22)	(.13)	-	-
Net asset value, end of period	$ 12.37	$ 12.76	$ 12.07	$ 11.39	$ 10.23	$ 8.77
Total Return B, C, D	12.43%	13.02%	8.03%	12.69%	16.65%	(7.29)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.11%	2.23%	2.37%	2.71%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.03%	2.23%	2.25%	2.40%
Expenses net of all reductions	1.99%A	1.99%	1.96%	2.18%	2.15%	2.32%
Net investment income (loss)	(.48)%A	(.08)%	.05%	.04%	(.26)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,442	$ 17,690	$ 16,849	$ 15,303	$ 11,665	$ 8,616
Portfolio turnover rate G	158%A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.752 per share. L Distributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 12.43	$ 11.72	$ 10.50	$ 8.91	$ 9.51
Income from Investment Operations
Net investment income (loss) D	.03	.12	.14	.13 G	.06	.04
Net realized and unrealized gain (loss)	1.45	1.54	.92	1.31	1.53	(.64)
Total from investment operations	1.48	1.66	1.06	1.44	1.59	(.60)
Distributions from net investment income	(.10)	(.12)	(.13)	(.06)	-	-
Distributions from net realized gain	(1.79)	(.80)	(.22)	(.16)	-	-
Total distributions	(1.89)I	(.91)J	(.35)	(.22)	-	-
Net asset value, end of period	$ 12.77	$ 13.18	$ 12.43	$ 11.72	$ 10.50	$ 8.91
Total Return B, C	13.11%	14.28%	9.27%	13.89%	17.85%	(6.31)%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	.91%	.92%	1.11%	1.25%	1.62%
Expenses net of fee waivers, if any	.96%A	.91%	.92%	1.11%	1.25%	1.40%
Expenses net of all reductions	.96%A	.90%	.85%	1.05%	1.15%	1.32%
Net investment income (loss)	.55%A	1.02%	1.16%	1.17%	.69%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,019	$ 3,820	$ 5,983	$ 3,821	$ 1,031	$ 402
Portfolio turnover rate F	158%A	251%	190%	144%	154%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share. J Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,561,951
Unrealized depreciation	(659,785)
Net unrealized appreciation (depreciation)	$ 19,902,166
Cost for federal income tax purposes	$ 118,350,585

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $100,789,922 and $102,211,422, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On July 18, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin August 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (July, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,968	$ 721
Class T	.25%	.25%	138,152	1,370
Class B	.75%	.25%	101,291	76,255
Class C	.75%	.25%	91,180	8,732
			$ 368,591	$ 87,078

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,933
Class T	4,267
Class B*	20,246
Class C*	464
$ 36,910

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,345.30
Class T	85,225.31
Class B	31,358.31
Class C	28,211.31
Institutional Class	3,657.19
	$ 194,796

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $754 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $153 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 11,795
Class T	1.50%	22,876
Class B	2.00%	8,681
Class C	2.00%	7,637
		$ 50,989

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,173 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

9. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 150,294	$ 146,438
Class T	134,011	190,733
Institutional Class	29,658	55,210
Total	$ 313,963	$ 392,381
From net realized gain
Class A	$ 4,059,613	$ 1,385,857
Class T	7,677,944	3,195,378
Class B	2,889,578	1,433,616
Class C	2,511,372	1,117,679
Institutional Class	541,780	384,791
Total	$ 17,680,287	$ 7,517,321

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	545,199	891,320	$ 6,472,119	$ 10,735,310
Reinvestment of distributions	346,954	124,450	4,006,149	1,457,920
Shares redeemed	(334,438)	(571,740)	(3,957,277)	(6,924,697)
Net increase (decrease)	557,715	444,030	$ 6,520,991	$ 5,268,533
Class T
Shares sold	534,990	1,335,729	$ 6,338,402	$ 16,064,028
Reinvestment of distributions	657,224	282,033	7,551,932	3,292,865
Shares redeemed	(635,168)	(1,346,387)	(7,490,117)	(16,106,618)
Net increase (decrease)	557,046	271,375	$ 6,400,217	$ 3,250,275
Class B
Shares sold	113,463	248,592	$ 1,326,466	$ 2,963,054
Reinvestment of distributions	234,329	112,606	2,658,540	1,302,280
Shares redeemed	(318,854)	(533,191)	(3,712,706)	(6,308,341)
Net increase (decrease)	28,938	(171,993)	$ 272,300	$ (2,043,007)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class C
Shares sold	203,092	281,281	$ 2,369,108	$ 3,356,150
Reinvestment of distributions	202,083	88,061	2,286,633	1,017,545
Shares redeemed	(220,277)	(378,908)	(2,560,376)	(4,483,620)
Net increase (decrease)	184,898	(9,566)	$ 2,095,365	$ (109,925)
Institutional Class
Shares sold	36,130	101,040	$ 443,186	$ 1,228,293
Reinvestment of distributions	45,635	28,732	532,567	339,183
Shares redeemed	(56,768)	(321,286)	(677,220)	(3,898,551)
Net increase (decrease)	24,997	(191,514)	$ 298,533	$ (2,331,075)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Equity Value Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 3000 Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 13.7 basis points. As a result, the fund's hypothetical management fee would have been 13.7 basis points ($0.2 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEVI-USAN-0707
1.786788.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Fifty

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,130.30	$ 6.64
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,128.50	$ 7.96
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,125.10	$ 10.60
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,125.60	$ 10.60
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,131.60	$ 5.05
Hypothetical A	$ 1,000.00	$ 1,020.19	$ 4.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.95%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	7.8	8.1
Time Warner, Inc.	5.4	5.9
Harman International Industries, Inc.	5.2	4.9
NAVTEQ Corp.	5.1	3.1
The Walt Disney Co.	4.9	0.0
Agilent Technologies, Inc.	4.9	4.8
Sears Holdings Corp.	4.8	3.0
Juniper Networks, Inc.	3.9	3.8
American Tower Corp. Class A	3.7	2.9
SanDisk Corp.	3.1	0.0
	48.8
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.9	30.5
Consumer Discretionary	27.0	23.1
Telecommunication Services	16.6	14.2
Industrials	13.0	15.8
Financials	2.1	2.6
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.2%		Stocks 97.4%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	14.8%	** Foreign investments	20.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 27.0%
Automobiles - 2.0%
Renault SA	18,297	$ 2,615,825
Diversified Consumer Services - 4.7%
DeVry, Inc.	68,593	2,304,725
Weight Watchers International, Inc.	74,452	3,887,883
		6,192,608
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. (a)	400	11,524
Household Durables - 5.2%
Harman International Industries, Inc.	56,822	6,741,930
Media - 10.3%
The Walt Disney Co.	181,600	6,435,904
Time Warner, Inc.	329,300	7,037,141
		13,473,045
Multiline Retail - 4.8%
Sears Holdings Corp. (a)	35,200	6,336,704
TOTAL CONSUMER DISCRETIONARY		35,371,636
CONSUMER STAPLES - 1.8%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	25,400	2,325,878
ENERGY - 2.0%
Energy Equipment & Services - 1.1%
Diamond Offshore Drilling, Inc.	14,500	1,368,365
Oil, Gas & Consumable Fuels - 0.9%
EOG Resources, Inc.	15,600	1,199,640
TOTAL ENERGY		2,568,005
FINANCIALS - 2.1%
Capital Markets - 2.1%
EFG International (a)	3,040	149,431
Goldman Sachs Group, Inc.	5,600	1,292,592
Greenhill & Co., Inc. (d)	16,900	1,216,800
		2,658,823
Real Estate Management & Development - 0.0%
The St. Joe Co.	200	10,468
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Countrywide Financial Corp.	400	$ 15,576
TOTAL FINANCIALS		2,684,867
HEALTH CARE - 1.8%
Biotechnology - 0.0%
Cepheid, Inc. (a)	1,100	12,870
Health Care Technology - 1.8%
Health Corp. (a)	153,600	2,317,824
TOTAL HEALTH CARE		2,330,694
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	22,600	1,308,766
Airlines - 1.5%
Delta Air Lines, Inc. (a)	102,273	1,948,301
Commercial Services & Supplies - 0.0%
Waste Management, Inc.	300	11,601
Electrical Equipment - 5.4%
ABB Ltd. sponsored ADR	124,600	2,675,162
Nexans SA	4,000	645,272
Prysmian SpA (a)	150,500	3,785,026
		7,105,460
Machinery - 2.4%
Flowserve Corp.	44,300	3,074,863
Marine - 0.0%
Diana Shipping, Inc.	700	15,953
Road & Rail - 2.7%
Hertz Global Holdings, Inc.	168,100	3,560,358
TOTAL INDUSTRIALS		17,025,302
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 8.1%
Juniper Networks, Inc. (a)	207,850	5,073,619
Opnext, Inc.	147,694	1,741,312
Powerwave Technologies, Inc. (a)(d)	201,600	1,286,208
QUALCOMM, Inc.	58,500	2,512,575
		10,613,714
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.9%
SanDisk Corp. (a)	93,675	$ 4,079,546
Sun Microsystems, Inc. (a)	715,260	3,647,826
		7,727,372
Electronic Equipment & Instruments - 4.9%
Agilent Technologies, Inc. (a)	168,100	6,416,377
IT Services - 3.7%
Mastercard, Inc. Class A	9,338	1,396,498
The Western Union Co.	153,700	3,450,565
		4,847,063
Software - 10.3%
Electronic Arts, Inc. (a)	76,948	3,760,449
NAVTEQ Corp. (a)	156,700	6,711,461
Nintendo Co. Ltd.	8,700	3,038,040
		13,509,950
TOTAL INFORMATION TECHNOLOGY		43,114,476
MATERIALS - 2.0%
Construction Materials - 1.0%
Texas Industries, Inc. (d)	15,200	1,322,096
Metals & Mining - 1.0%
Arcelor Mittal	21,500	1,289,785
TOTAL MATERIALS		2,611,881
TELECOMMUNICATION SERVICES - 16.6%
Diversified Telecommunication Services - 11.0%
AT&T, Inc.	246,200	10,177,908
Global Crossing Ltd. (a)	131,750	2,814,180
Level 3 Communications, Inc. (a)	240,400	1,399,128
		14,391,216
Wireless Telecommunication Services - 5.6%
American Tower Corp. Class A (a)	111,200	4,801,616
Vodafone Group PLC sponsored ADR	81,700	2,567,831
		7,369,447
TOTAL TELECOMMUNICATION SERVICES		21,760,663
Common Stocks - continued
	Shares	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (a)	1,200	$ 11,616
Mirant Corp. (a)	300	13,920
NRG Energy, Inc.	200	17,578
		43,114
TOTAL COMMON STOCKS (Cost $116,911,814)		129,836,516
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 5.33% (b)	2,904,009	2,904,009
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	3,433,000	3,433,000
TOTAL MONEY MARKET FUNDS (Cost $6,337,009)		6,337,009
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $123,248,823)		136,173,525
NET OTHER ASSETS - (4.0)%		(5,265,354)
NET ASSETS - 100%		$ 130,908,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,616
Fidelity Securities Lending Cash Central Fund	22,969
Total	$ 67,585
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
Italy	2.9%
France	2.5%
Japan	2.3%
Switzerland	2.1%
Bermuda	2.1%
United Kingdom	1.9%
Netherlands	1.0%
Others (individually less than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,344,215) - See accompanying schedule: Unaffiliated issuers (cost $116,911,814)	$ 129,836,516
Fidelity Central Funds (cost $6,337,009)	6,337,009
Total Investments (cost $123,248,823)		$ 136,173,525
Receivable for investments sold		3,827,614
Receivable for fund shares sold		182,853
Dividends receivable		113,179
Distributions receivable from Fidelity Central Funds		30,878
Prepaid expenses		268
Other receivables		303
Total assets		140,328,620

Liabilities
Payable to custodian bank	$ 60
Payable for investments purchased	5,516,112
Payable for fund shares redeemed	292,008
Accrued management fee	61,931
Distribution fees payable	57,417
Other affiliated payables	34,412
Other payables and accrued expenses	25,509
Collateral on securities loaned, at value	3,433,000
Total liabilities		9,420,449

Net Assets		$ 130,908,171
Net Assets consist of:
Paid in capital		$ 112,627,595
Accumulated net investment loss		(276,808)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,634,171
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,923,213
Net Assets		$ 130,908,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,097,884 ÷ 3,938,637 shares)	$ 12.47

Maximum offering price per share (100/94.25 of $12.47)	$ 13.23
Class T: Net Asset Value and redemption price per share ($34,475,157 ÷ 2,820,963 shares)	$ 12.22

Maximum offering price per share (100/96.50 of $12.22)	$ 12.66
Class B: Net Asset Value and offering price per share ($19,921,291 ÷ 1,681,896 shares)A	$ 11.84

Class C: Net Asset Value and offering price per share ($20,622,416 ÷ 1,746,116 shares)A	$ 11.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,791,423 ÷ 530,940 shares)	$ 12.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 562,882
Interest		186
Income from Fidelity Central Funds		67,585
Total income		630,653

Expenses
Management fee	$ 330,038
Transfer agent fees	181,358
Distribution fees	324,913
Accounting and security lending fees	23,495
Custodian fees and expenses	13,063
Independent trustees' compensation	186
Registration fees	37,942
Audit	26,301
Legal	939
Miscellaneous	439
Total expenses before reductions	938,674
Expense reductions	(31,213)	907,461
Net investment income (loss)		(276,808)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,876,135
Foreign currency transactions	4,801
Total net realized gain (loss)		5,880,936
Change in net unrealized appreciation (depreciation) on: Investment securities	8,692,974
Assets and liabilities in foreign currencies	(3,670)
Total change in net unrealized appreciation (depreciation)		8,689,304
Net gain (loss)		14,570,240
Net increase (decrease) in net assets resulting from operations		$ 14,293,432

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (276,808)	$ (208,470)
Net realized gain (loss)	5,880,936	20,615,421
Change in net unrealized appreciation (depreciation)	8,689,304	(11,368,396)
Net increase (decrease) in net assets resulting from operations	14,293,432	9,038,555
Distributions to shareholders from net realized gain	(19,097,085)	(1,507,934)
Share transactions - net increase (decrease)	25,385,375	23,274,290
Total increase (decrease) in net assets	20,581,722	30,804,911

Net Assets
Beginning of period	110,326,449	79,521,538
End of period (including accumulated net investment loss of $276,808 and $0, respectively)	$ 130,908,171	$ 110,326,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 12.18	$ 10.77	$ 9.97	$ 9.34	$ 8.38
Income from Investment Operations
Net investment income (loss) E	(.01)	.01 J	(.05)	(.01) H	(.01)	.02
Net realized and unrealized gain (loss)	1.47	1.23	1.46	.81	.64	.94
Total from investment operations	1.46	1.24	1.41	.80	.63	.96
Distributions from net realized gain	(2.18)	(.23)	-	-	-	-
Net asset value, end of period	$ 12.47	$ 13.19	$ 12.18	$ 10.77	$ 9.97	$ 9.34
Total Return B, C, D	13.03%	10.28%	13.09%	8.02%	6.75%	11.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.33%	1.40%	1.43%	1.51%	1.64%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.28%	1.43%	1.51%	1.61%
Expenses net of all reductions	1.24% A	1.25%	1.24%	1.38%	1.33%	1.46%
Net investment income (loss)	(.17)% A	.11% J	(.47)%	(.12)%	(.11)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,098	$ 39,182	$ 20,556	$ 17,633	$ 11,917	$ 5,942
Portfolio turnover rate G	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 11.99	$ 10.64	$ 9.89	$ 9.28	$ 8.36
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02) K	(.08)	(.05) H	(.04)	- J
Net realized and unrealized gain (loss)	1.44	1.21	1.43	.80	.65	.92
Total from investment operations	1.42	1.19	1.35	.75	.61	.92
Distributions from net realized gain	(2.15)	(.23)	-	-	-	-
Net asset value, end of period	$ 12.22	$ 12.95	$ 11.99	$ 10.64	$ 9.89	$ 9.28
Total Return B, C, D	12.85%	10.02%	12.69%	7.58%	6.57%	11.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.62%	1.68%	1.78%	1.81%	1.93%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.54%	1.75%	1.80%	1.90%
Expenses net of all reductions	1.49% A	1.49%	1.50%	1.70%	1.62%	1.75%
Net investment income (loss)	(.42)% A	(.13)% K	(.73)%	(.44)%	(.40)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,475	$ 31,313	$ 26,484	$ 24,219	$ 24,343	$ 24,691
Portfolio turnover rate G	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.20	$ 8.31
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) J	(.13)	(.09) H	(.08)	(.04)
Net realized and unrealized gain (loss)	1.39	1.18	1.39	.79	.63	.93
Total from investment operations	1.34	1.10	1.26	.70	.55	.89
Distributions from net realized gain	(2.08)	(.23)	-	-	-	-
Net asset value, end of period	$ 11.84	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.20
Total Return B, C, D	12.51%	9.48%	12.06%	7.18%	5.98%	10.71%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04% A	2.10%	2.16%	2.24%	2.25%	2.35%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.24%	2.25%	2.32%
Expenses net of all reductions	1.99% A	1.99%	2.00%	2.19%	2.08%	2.18%
Net investment income (loss)	(.92)% A	(.63)% J	(1.24)%	(.93)%	(.85)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,921	$ 19,257	$ 19,056	$ 20,137	$ 18,657	$ 15,626
Portfolio turnover rate G	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.19	$ 8.30
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) J	(.13)	(.09) H	(.07)	(.04)
Net realized and unrealized gain (loss)	1.39	1.18	1.39	.79	.63	.93
Total from investment operations	1.34	1.10	1.26	.70	.56	.89
Distributions from net realized gain	(2.11)	(.23)	-	-	-	-
Net asset value, end of period	$ 11.81	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.19
Total Return B, C, D	12.56%	9.48%	12.06%	7.18%	6.09%	10.72%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.09%	2.15%	2.18%	2.21%	2.32%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.04%	2.18%	2.21%	2.30%
Expenses net of all reductions	1.99% A	1.99%	2.00%	2.13%	2.04%	2.15%
Net investment income (loss)	(.92)% A	(.63)% J	(1.23)%	(.87)%	(.81)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,622	$ 17,132	$ 12,016	$ 11,736	$ 11,501	$ 8,594
Portfolio turnover rate G	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.41	$ 10.96	$ 10.10	$ 9.41	$ 8.41
Income from Investment Operations
Net investment income (loss) D	.01	.05 I	(.02)	.03 G	.03	.07
Net realized and unrealized gain (loss)	1.50	1.26	1.47	.83	.66	.93
Total from investment operations	1.51	1.31	1.45	.86	.69	1.00
Distributions from net realized gain	(2.21)	(.23)	-	-	-	-
Net asset value, end of period	$ 12.79	$ 13.49	$ 12.41	$ 10.96	$ 10.10	$ 9.41
Total Return B, C	13.16%	10.66%	13.23%	8.51%	7.33%	11.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	.95%	.98%	1.01%	1.03%	1.15%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	1.01%	1.03%	1.15%
Expenses net of all reductions	.94% A	.94%	.93%	.96%	.86%	1.01%
Net investment income (loss)	.13% A	.42% I	(.16)%	.30%	.37%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,791	$ 3,443	$ 1,408	$ 647	$ 1,054	$ 1,229
Portfolio turnover rate F	171% A	226%	102%	134%	205%	180%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Fifty Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,210,618
Unrealized depreciation	(2,508,965)
Net unrealized appreciation (depreciation)	$ 12,701,653
Cost for federal income tax purposes	$ 123,471,872

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $107,454,286 and $99,613,772, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 54,829	$ 7,989
Class T	.25%	.25%	81,081	431
Class B	.75%	.25%	97,286	73,160
Class C	.75%	.25%	91,717	22,906
			$ 324,913	$ 104,486

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,237
Class T	6,847
Class B*	11,069
Class C*	1,660
$ 39,813

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 66,540.30
Class T	53,027.33
Class B	30,173.31
Class C	27,741.30
Institutional Class	3,877.21
	$ 181,358

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $839 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $137 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $22,969.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 7,935
Class T	1.50%	9,979
Class B	2.00%	4,474
Class C	2.00%	3,301
		$ 25,689

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,060 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 684
Class C	134
$ 818

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced

Semiannual Report

10. Other - continued

diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net realized gain
Class A	$ 6,830,163	$ 384,710
Class T	5,395,164	498,113
Class B	3,272,931	368,060
Class C	3,035,138	231,245
Institutional Class	563,689	25,806
Total	$ 19,097,085	$ 1,507,934

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	906,353	1,968,342	$ 10,778,113	$ 24,677,062
Reinvestment of distributions	568,354	29,874	6,598,576	367,441
Shares redeemed	(506,607)	(715,926)	(6,022,730)	(8,973,730)
Net increase (decrease)	968,100	1,282,290	$ 11,353,959	$ 16,070,773
Class T
Shares sold	363,240	851,178	$ 4,256,537	$ 10,463,972
Reinvestment of distributions	459,202	40,020	5,237,863	484,497
Shares redeemed	(419,184)	(682,606)	(4,862,349)	(8,437,661)
Net increase (decrease)	403,258	208,592	$ 4,632,051	$ 2,510,808

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class B
Shares sold	163,505	358,407	$ 1,850,408	$ 4,300,288
Reinvestment of distributions	268,213	28,096	2,974,176	331,909
Shares redeemed	(280,792)	(483,422)	(3,183,843)	(5,781,770)
Net increase (decrease)	150,926	(96,919)	$ 1,640,741	$ (1,149,573)
Class C
Shares sold	323,426	582,136	$ 3,667,945	$ 6,975,163
Reinvestment of distributions	253,040	17,909	2,796,572	211,585
Shares redeemed	(192,192)	(264,600)	(2,142,632)	(3,162,653)
Net increase (decrease)	384,274	335,445	$ 4,321,885	$ 4,024,095
Institutional Class
Shares sold	326,225	160,150	$ 4,062,457	$ 2,052,021
Reinvestment of distributions	38,142	1,953	453,800	24,502
Shares redeemed	(88,634)	(20,356)	(1,079,518)	(258,336)
Net increase (decrease)	275,733	141,747	$ 3,436,739	$ 1,818,187

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIF-USAN-0707
1.786789.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Fifty

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,130.30	$ 6.64
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,128.50	$ 7.96
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,125.10	$ 10.60
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,125.60	$ 10.60
Hypothetical A	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,131.60	$ 5.05
Hypothetical A	$ 1,000.00	$ 1,020.19	$ 4.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.95%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	7.8	8.1
Time Warner, Inc.	5.4	5.9
Harman International Industries, Inc.	5.2	4.9
NAVTEQ Corp.	5.1	3.1
The Walt Disney Co.	4.9	0.0
Agilent Technologies, Inc.	4.9	4.8
Sears Holdings Corp.	4.8	3.0
Juniper Networks, Inc.	3.9	3.8
American Tower Corp. Class A	3.7	2.9
SanDisk Corp.	3.1	0.0
	48.8
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.9	30.5
Consumer Discretionary	27.0	23.1
Telecommunication Services	16.6	14.2
Industrials	13.0	15.8
Financials	2.1	2.6
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.2%		Stocks 97.4%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	14.8%	** Foreign investments	20.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 27.0%
Automobiles - 2.0%
Renault SA	18,297	$ 2,615,825
Diversified Consumer Services - 4.7%
DeVry, Inc.	68,593	2,304,725
Weight Watchers International, Inc.	74,452	3,887,883
		6,192,608
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. (a)	400	11,524
Household Durables - 5.2%
Harman International Industries, Inc.	56,822	6,741,930
Media - 10.3%
The Walt Disney Co.	181,600	6,435,904
Time Warner, Inc.	329,300	7,037,141
		13,473,045
Multiline Retail - 4.8%
Sears Holdings Corp. (a)	35,200	6,336,704
TOTAL CONSUMER DISCRETIONARY		35,371,636
CONSUMER STAPLES - 1.8%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	25,400	2,325,878
ENERGY - 2.0%
Energy Equipment & Services - 1.1%
Diamond Offshore Drilling, Inc.	14,500	1,368,365
Oil, Gas & Consumable Fuels - 0.9%
EOG Resources, Inc.	15,600	1,199,640
TOTAL ENERGY		2,568,005
FINANCIALS - 2.1%
Capital Markets - 2.1%
EFG International (a)	3,040	149,431
Goldman Sachs Group, Inc.	5,600	1,292,592
Greenhill & Co., Inc. (d)	16,900	1,216,800
		2,658,823
Real Estate Management & Development - 0.0%
The St. Joe Co.	200	10,468
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Countrywide Financial Corp.	400	$ 15,576
TOTAL FINANCIALS		2,684,867
HEALTH CARE - 1.8%
Biotechnology - 0.0%
Cepheid, Inc. (a)	1,100	12,870
Health Care Technology - 1.8%
Health Corp. (a)	153,600	2,317,824
TOTAL HEALTH CARE		2,330,694
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	22,600	1,308,766
Airlines - 1.5%
Delta Air Lines, Inc. (a)	102,273	1,948,301
Commercial Services & Supplies - 0.0%
Waste Management, Inc.	300	11,601
Electrical Equipment - 5.4%
ABB Ltd. sponsored ADR	124,600	2,675,162
Nexans SA	4,000	645,272
Prysmian SpA (a)	150,500	3,785,026
		7,105,460
Machinery - 2.4%
Flowserve Corp.	44,300	3,074,863
Marine - 0.0%
Diana Shipping, Inc.	700	15,953
Road & Rail - 2.7%
Hertz Global Holdings, Inc.	168,100	3,560,358
TOTAL INDUSTRIALS		17,025,302
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 8.1%
Juniper Networks, Inc. (a)	207,850	5,073,619
Opnext, Inc.	147,694	1,741,312
Powerwave Technologies, Inc. (a)(d)	201,600	1,286,208
QUALCOMM, Inc.	58,500	2,512,575
		10,613,714
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.9%
SanDisk Corp. (a)	93,675	$ 4,079,546
Sun Microsystems, Inc. (a)	715,260	3,647,826
		7,727,372
Electronic Equipment & Instruments - 4.9%
Agilent Technologies, Inc. (a)	168,100	6,416,377
IT Services - 3.7%
Mastercard, Inc. Class A	9,338	1,396,498
The Western Union Co.	153,700	3,450,565
		4,847,063
Software - 10.3%
Electronic Arts, Inc. (a)	76,948	3,760,449
NAVTEQ Corp. (a)	156,700	6,711,461
Nintendo Co. Ltd.	8,700	3,038,040
		13,509,950
TOTAL INFORMATION TECHNOLOGY		43,114,476
MATERIALS - 2.0%
Construction Materials - 1.0%
Texas Industries, Inc. (d)	15,200	1,322,096
Metals & Mining - 1.0%
Arcelor Mittal	21,500	1,289,785
TOTAL MATERIALS		2,611,881
TELECOMMUNICATION SERVICES - 16.6%
Diversified Telecommunication Services - 11.0%
AT&T, Inc.	246,200	10,177,908
Global Crossing Ltd. (a)	131,750	2,814,180
Level 3 Communications, Inc. (a)	240,400	1,399,128
		14,391,216
Wireless Telecommunication Services - 5.6%
American Tower Corp. Class A (a)	111,200	4,801,616
Vodafone Group PLC sponsored ADR	81,700	2,567,831
		7,369,447
TOTAL TELECOMMUNICATION SERVICES		21,760,663
Common Stocks - continued
	Shares	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (a)	1,200	$ 11,616
Mirant Corp. (a)	300	13,920
NRG Energy, Inc.	200	17,578
		43,114
TOTAL COMMON STOCKS (Cost $116,911,814)		129,836,516
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 5.33% (b)	2,904,009	2,904,009
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	3,433,000	3,433,000
TOTAL MONEY MARKET FUNDS (Cost $6,337,009)		6,337,009
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $123,248,823)		136,173,525
NET OTHER ASSETS - (4.0)%		(5,265,354)
NET ASSETS - 100%		$ 130,908,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,616
Fidelity Securities Lending Cash Central Fund	22,969
Total	$ 67,585
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
Italy	2.9%
France	2.5%
Japan	2.3%
Switzerland	2.1%
Bermuda	2.1%
United Kingdom	1.9%
Netherlands	1.0%
Others (individually less than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,344,215) - See accompanying schedule: Unaffiliated issuers (cost $116,911,814)	$ 129,836,516
Fidelity Central Funds (cost $6,337,009)	6,337,009
Total Investments (cost $123,248,823)		$ 136,173,525
Receivable for investments sold		3,827,614
Receivable for fund shares sold		182,853
Dividends receivable		113,179
Distributions receivable from Fidelity Central Funds		30,878
Prepaid expenses		268
Other receivables		303
Total assets		140,328,620

Liabilities
Payable to custodian bank	$ 60
Payable for investments purchased	5,516,112
Payable for fund shares redeemed	292,008
Accrued management fee	61,931
Distribution fees payable	57,417
Other affiliated payables	34,412
Other payables and accrued expenses	25,509
Collateral on securities loaned, at value	3,433,000
Total liabilities		9,420,449

Net Assets		$ 130,908,171
Net Assets consist of:
Paid in capital		$ 112,627,595
Accumulated net investment loss		(276,808)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,634,171
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,923,213
Net Assets		$ 130,908,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,097,884 ÷ 3,938,637 shares)	$ 12.47

Maximum offering price per share (100/94.25 of $12.47)	$ 13.23
Class T: Net Asset Value and redemption price per share ($34,475,157 ÷ 2,820,963 shares)	$ 12.22

Maximum offering price per share (100/96.50 of $12.22)	$ 12.66
Class B: Net Asset Value and offering price per share ($19,921,291 ÷ 1,681,896 shares)A	$ 11.84

Class C: Net Asset Value and offering price per share ($20,622,416 ÷ 1,746,116 shares)A	$ 11.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,791,423 ÷ 530,940 shares)	$ 12.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 562,882
Interest		186
Income from Fidelity Central Funds		67,585
Total income		630,653

Expenses
Management fee	$ 330,038
Transfer agent fees	181,358
Distribution fees	324,913
Accounting and security lending fees	23,495
Custodian fees and expenses	13,063
Independent trustees' compensation	186
Registration fees	37,942
Audit	26,301
Legal	939
Miscellaneous	439
Total expenses before reductions	938,674
Expense reductions	(31,213)	907,461
Net investment income (loss)		(276,808)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,876,135
Foreign currency transactions	4,801
Total net realized gain (loss)		5,880,936
Change in net unrealized appreciation (depreciation) on: Investment securities	8,692,974
Assets and liabilities in foreign currencies	(3,670)
Total change in net unrealized appreciation (depreciation)		8,689,304
Net gain (loss)		14,570,240
Net increase (decrease) in net assets resulting from operations		$ 14,293,432

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (276,808)	$ (208,470)
Net realized gain (loss)	5,880,936	20,615,421
Change in net unrealized appreciation (depreciation)	8,689,304	(11,368,396)
Net increase (decrease) in net assets resulting from operations	14,293,432	9,038,555
Distributions to shareholders from net realized gain	(19,097,085)	(1,507,934)
Share transactions - net increase (decrease)	25,385,375	23,274,290
Total increase (decrease) in net assets	20,581,722	30,804,911

Net Assets
Beginning of period	110,326,449	79,521,538
End of period (including accumulated net investment loss of $276,808 and $0, respectively)	$ 130,908,171	$ 110,326,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 12.18	$ 10.77	$ 9.97	$ 9.34	$ 8.38
Income from Investment Operations
Net investment income (loss) E	(.01)	.01 J	(.05)	(.01) H	(.01)	.02
Net realized and unrealized gain (loss)	1.47	1.23	1.46	.81	.64	.94
Total from investment operations	1.46	1.24	1.41	.80	.63	.96
Distributions from net realized gain	(2.18)	(.23)	-	-	-	-
Net asset value, end of period	$ 12.47	$ 13.19	$ 12.18	$ 10.77	$ 9.97	$ 9.34
Total Return B, C, D	13.03%	10.28%	13.09%	8.02%	6.75%	11.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.33%	1.40%	1.43%	1.51%	1.64%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.28%	1.43%	1.51%	1.61%
Expenses net of all reductions	1.24% A	1.25%	1.24%	1.38%	1.33%	1.46%
Net investment income (loss)	(.17)% A	.11% J	(.47)%	(.12)%	(.11)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,098	$ 39,182	$ 20,556	$ 17,633	$ 11,917	$ 5,942
Portfolio turnover rate G	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 11.99	$ 10.64	$ 9.89	$ 9.28	$ 8.36
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02) K	(.08)	(.05) H	(.04)	- J
Net realized and unrealized gain (loss)	1.44	1.21	1.43	.80	.65	.92
Total from investment operations	1.42	1.19	1.35	.75	.61	.92
Distributions from net realized gain	(2.15)	(.23)	-	-	-	-
Net asset value, end of period	$ 12.22	$ 12.95	$ 11.99	$ 10.64	$ 9.89	$ 9.28
Total Return B, C, D	12.85%	10.02%	12.69%	7.58%	6.57%	11.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.62%	1.68%	1.78%	1.81%	1.93%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.54%	1.75%	1.80%	1.90%
Expenses net of all reductions	1.49% A	1.49%	1.50%	1.70%	1.62%	1.75%
Net investment income (loss)	(.42)% A	(.13)% K	(.73)%	(.44)%	(.40)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,475	$ 31,313	$ 26,484	$ 24,219	$ 24,343	$ 24,691
Portfolio turnover rate G	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.20	$ 8.31
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) J	(.13)	(.09) H	(.08)	(.04)
Net realized and unrealized gain (loss)	1.39	1.18	1.39	.79	.63	.93
Total from investment operations	1.34	1.10	1.26	.70	.55	.89
Distributions from net realized gain	(2.08)	(.23)	-	-	-	-
Net asset value, end of period	$ 11.84	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.20
Total Return B, C, D	12.51%	9.48%	12.06%	7.18%	5.98%	10.71%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04% A	2.10%	2.16%	2.24%	2.25%	2.35%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.24%	2.25%	2.32%
Expenses net of all reductions	1.99% A	1.99%	2.00%	2.19%	2.08%	2.18%
Net investment income (loss)	(.92)% A	(.63)% J	(1.24)%	(.93)%	(.85)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,921	$ 19,257	$ 19,056	$ 20,137	$ 18,657	$ 15,626
Portfolio turnover rate G	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.19	$ 8.30
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) J	(.13)	(.09) H	(.07)	(.04)
Net realized and unrealized gain (loss)	1.39	1.18	1.39	.79	.63	.93
Total from investment operations	1.34	1.10	1.26	.70	.56	.89
Distributions from net realized gain	(2.11)	(.23)	-	-	-	-
Net asset value, end of period	$ 11.81	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.19
Total Return B, C, D	12.56%	9.48%	12.06%	7.18%	6.09%	10.72%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.09%	2.15%	2.18%	2.21%	2.32%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.04%	2.18%	2.21%	2.30%
Expenses net of all reductions	1.99% A	1.99%	2.00%	2.13%	2.04%	2.15%
Net investment income (loss)	(.92)% A	(.63)% J	(1.23)%	(.87)%	(.81)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,622	$ 17,132	$ 12,016	$ 11,736	$ 11,501	$ 8,594
Portfolio turnover rate G	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.41	$ 10.96	$ 10.10	$ 9.41	$ 8.41
Income from Investment Operations
Net investment income (loss) D	.01	.05 I	(.02)	.03 G	.03	.07
Net realized and unrealized gain (loss)	1.50	1.26	1.47	.83	.66	.93
Total from investment operations	1.51	1.31	1.45	.86	.69	1.00
Distributions from net realized gain	(2.21)	(.23)	-	-	-	-
Net asset value, end of period	$ 12.79	$ 13.49	$ 12.41	$ 10.96	$ 10.10	$ 9.41
Total Return B, C	13.16%	10.66%	13.23%	8.51%	7.33%	11.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.95% A	.95%	.98%	1.01%	1.03%	1.15%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	1.01%	1.03%	1.15%
Expenses net of all reductions	.94% A	.94%	.93%	.96%	.86%	1.01%
Net investment income (loss)	.13% A	.42% I	(.16)%	.30%	.37%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,791	$ 3,443	$ 1,408	$ 647	$ 1,054	$ 1,229
Portfolio turnover rate F	171% A	226%	102%	134%	205%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Fifty Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,210,618
Unrealized depreciation	(2,508,965)
Net unrealized appreciation (depreciation)	$ 12,701,653
Cost for federal income tax purposes	$ 123,471,872

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $107,454,286 and $99,613,772, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 54,829	$ 7,989
Class T	.25%	.25%	81,081	431
Class B	.75%	.25%	97,286	73,160
Class C	.75%	.25%	91,717	22,906
			$ 324,913	$ 104,486

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,237
Class T	6,847
Class B*	11,069
Class C*	1,660
$ 39,813

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 66,540.30
Class T	53,027.33
Class B	30,173.31
Class C	27,741.30
Institutional Class	3,877.21
	$ 181,358

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $839 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $137 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $22,969.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 7,935
Class T	1.50%	9,979
Class B	2.00%	4,474
Class C	2.00%	3,301
		$ 25,689

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,060 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 684
Class C	134
$ 818

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced

Semiannual Report

10. Other - continued

diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net realized gain
Class A	$ 6,830,163	$ 384,710
Class T	5,395,164	498,113
Class B	3,272,931	368,060
Class C	3,035,138	231,245
Institutional Class	563,689	25,806
Total	$ 19,097,085	$ 1,507,934

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	906,353	1,968,342	$ 10,778,113	$ 24,677,062
Reinvestment of distributions	568,354	29,874	6,598,576	367,441
Shares redeemed	(506,607)	(715,926)	(6,022,730)	(8,973,730)
Net increase (decrease)	968,100	1,282,290	$ 11,353,959	$ 16,070,773
Class T
Shares sold	363,240	851,178	$ 4,256,537	$ 10,463,972
Reinvestment of distributions	459,202	40,020	5,237,863	484,497
Shares redeemed	(419,184)	(682,606)	(4,862,349)	(8,437,661)
Net increase (decrease)	403,258	208,592	$ 4,632,051	$ 2,510,808

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class B
Shares sold	163,505	358,407	$ 1,850,408	$ 4,300,288
Reinvestment of distributions	268,213	28,096	2,974,176	331,909
Shares redeemed	(280,792)	(483,422)	(3,183,843)	(5,781,770)
Net increase (decrease)	150,926	(96,919)	$ 1,640,741	$ (1,149,573)
Class C
Shares sold	323,426	582,136	$ 3,667,945	$ 6,975,163
Reinvestment of distributions	253,040	17,909	2,796,572	211,585
Shares redeemed	(192,192)	(264,600)	(2,142,632)	(3,162,653)
Net increase (decrease)	384,274	335,445	$ 4,321,885	$ 4,024,095
Institutional Class
Shares sold	326,225	160,150	$ 4,062,457	$ 2,052,021
Reinvestment of distributions	38,142	1,953	453,800	24,502
Shares redeemed	(88,634)	(20,356)	(1,079,518)	(258,336)
Net increase (decrease)	275,733	141,747	$ 3,436,739	$ 1,818,187

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIFI-USAN-0707
1.786790.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,098.50	$ 5.49
Hypothetical A	$ 1,000.00	$ 1,019.70	$ 5.29
Class T
Actual	$ 1,000.00	$ 1,096.70	$ 6.64
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.39
Class B
Actual	$ 1,000.00	$ 1,093.90	$ 9.50
Hypothetical A	$ 1,000.00	$ 1,015.86	$ 9.15
Class C
Actual	$ 1,000.00	$ 1,094.10	$ 9.24
Hypothetical A	$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class
Actual	$ 1,000.00	$ 1,099.70	$ 3.82
Hypothetical A	$ 1,000.00	$ 1,021.29	$ 3.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.05%
Class T	1.27%
Class B	1.82%
Class C	1.77%
Institutional Class	.73%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.7	4.0
General Electric Co.	3.4	4.5
Exxon Mobil Corp.	2.7	2.4
Microsoft Corp.	2.5	3.6
Citigroup, Inc.	2.1	0.3
Procter & Gamble Co.	2.0	2.3
Cisco Systems, Inc.	2.0	1.8
Google, Inc. Class A (sub. vtg.)	1.5	1.5
United Technologies Corp.	1.5	1.3
AT&T, Inc.	1.5	1.3
	22.9
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	22.0
Information Technology	19.4	20.3
Health Care	12.0	12.7
Industrials	11.5	12.0
Energy	10.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 95.4%		Stocks 95.4%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	9.7%	** Foreign investments	10.6%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.9%
Jamba, Inc. (a)(d)	421,150	$ 4,233
Starbucks Corp. (a)	85,050	2,450
Starwood Hotels & Resorts Worldwide, Inc.	48,700	3,510
Yum! Brands, Inc.	72,100	4,883
		15,076
Household Durables - 1.2%
D.R. Horton, Inc.	158,700	3,709
Koninklijke Philips Electronics NV (NY Shares)	158,000	6,702
Toll Brothers, Inc. (a)	142,200	4,171
Whirlpool Corp.	46,600	5,203
		19,785
Media - 1.4%
E.W. Scripps Co. Class A	55,600	2,536
News Corp. Class B	167,900	3,967
Time Warner, Inc.	824,700	17,624
		24,127
Multiline Retail - 2.2%
Family Dollar Stores, Inc.	162,200	5,458
JCPenney Co., Inc.	54,600	4,394
Nordstrom, Inc.	57,600	2,991
Sears Holdings Corp. (a)	36,300	6,535
Target Corp.	295,900	18,473
		37,851
Specialty Retail - 1.7%
Best Buy Co., Inc.	110,100	5,317
Lowe's Companies, Inc.	283,900	9,318
PETsMART, Inc.	101,297	3,466
Staples, Inc.	226,798	5,684
Tiffany & Co., Inc.	99,200	5,215
		29,000
TOTAL CONSUMER DISCRETIONARY		125,839
CONSUMER STAPLES - 6.1%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	25,300	2,317
PepsiCo, Inc.	140,600	9,607
		11,924
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	227,700	$ 8,776
Wal-Mart Stores, Inc.	180,100	8,573
		17,349
Food Products - 0.9%
Nestle SA sponsored ADR	153,200	14,929
Household Products - 2.7%
Colgate-Palmolive Co.	174,900	11,711
Procter & Gamble Co.	549,700	34,933
		46,644
Tobacco - 0.8%
Altria Group, Inc.	177,500	12,620
TOTAL CONSUMER STAPLES		103,466
ENERGY - 10.5%
Energy Equipment & Services - 5.0%
Baker Hughes, Inc.	143,970	11,875
Cameron International Corp. (a)	281,000	19,923
Diamond Offshore Drilling, Inc.	19,500	1,840
Halliburton Co.	139,600	5,019
Nabors Industries Ltd. (a)	194,800	6,806
Schlumberger Ltd. (NY Shares)	317,900	24,755
Smith International, Inc.	267,300	14,838
		85,056
Oil, Gas & Consumable Fuels - 5.5%
Chesapeake Energy Corp.	93,400	3,256
Devon Energy Corp.	72,200	5,544
EOG Resources, Inc.	115,100	8,851
Exxon Mobil Corp.	549,200	45,677
Peabody Energy Corp.	111,100	6,004
Petroplus Holdings AG	27,449	2,544
Plains Exploration & Production Co. (a)	160,500	8,494
Ultra Petroleum Corp. (a)	66,300	4,069
Valero Energy Corp.	140,000	10,447
		94,886
TOTAL ENERGY		179,942
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.5%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	150,100	$ 9,434
Charles Schwab Corp.	410,400	9,222
E*TRADE Financial Corp.	96,500	2,311
Fortress Investment Group LLC	100	3
Franklin Resources, Inc.	80,800	10,968
Goldman Sachs Group, Inc.	53,900	12,441
Investors Financial Services Corp.	185,081	11,386
Lehman Brothers Holdings, Inc.	9,600	704
State Street Corp.	227,000	15,497
		71,966
Commercial Banks - 2.5%
Commerce Bancorp, Inc.	96,600	3,335
Mizuho Financial Group, Inc.	204	1,443
PNC Financial Services Group, Inc.	106,700	7,874
Standard Chartered PLC (United Kingdom)	265,586	8,992
U.S. Bancorp, Delaware	89,400	3,091
Wachovia Corp.	130,371	7,065
Wells Fargo & Co.	296,700	10,708
		42,508
Consumer Finance - 0.6%
American Express Co.	154,100	10,013
Capital One Financial Corp.	1,500	120
		10,133
Diversified Financial Services - 3.4%
Bank of America Corp.	440,500	22,338
Citigroup, Inc.	666,200	36,301
		58,639
Insurance - 9.6%
ACE Ltd.	162,800	10,024
AFLAC, Inc.	139,500	7,374
American International Group, Inc.	881,630	63,773
Berkshire Hathaway, Inc. Class A (a)	127	13,905
Endurance Specialty Holdings Ltd.	57,100	2,274
Everest Re Group Ltd.	89,500	9,597
Fidelity National Financial, Inc. Class A	138,800	3,892
Hartford Financial Services Group, Inc.	137,800	14,217
Lincoln National Corp.	90,901	6,590
National Financial Partners Corp.	130,900	6,130
PartnerRe Ltd.	49,100	3,771
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	141,000	$ 14,385
W.R. Berkley Corp.	231,050	7,611
		163,543
Real Estate Management & Development - 0.5%
Mitsui Fudosan Co. Ltd.	189,000	5,947
Move, Inc. (a)	393,600	1,653
		7,600
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	31,500	1,227
Hudson City Bancorp, Inc.	556,700	7,343
People's United Financial, Inc.	195,180	3,941
		12,511
TOTAL FINANCIALS		366,900
HEALTH CARE - 12.0%
Biotechnology - 2.0%
Amgen, Inc. (a)	76,700	4,321
Biogen Idec, Inc. (a)	77,130	4,028
Celgene Corp. (a)	66,300	4,060
Cephalon, Inc. (a)	73,800	6,126
Genentech, Inc. (a)	23,500	1,875
Gilead Sciences, Inc. (a)	81,890	6,778
PDL BioPharma, Inc. (a)	239,300	6,583
		33,771
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	18,800	2,596
American Medical Systems Holdings, Inc. (a)	44,900	842
Baxter International, Inc.	200,600	11,402
Becton, Dickinson & Co.	107,400	8,189
C.R. Bard, Inc.	79,200	6,685
Cooper Companies, Inc.	74,500	4,108
DJO, Inc. (a)	159,540	6,224
Medtronic, Inc.	117,000	6,221
Mindray Medical International Ltd. sponsored ADR	62,400	1,778
St. Jude Medical, Inc. (a)	118,600	5,063
		53,108
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc.	48,300	2,280
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	92,700	$ 6,717
Health Net, Inc. (a)	56,500	3,225
Healthways, Inc. (a)	8,400	392
Henry Schein, Inc. (a)	166,195	8,896
I-trax, Inc. (a)	241,800	1,086
Medco Health Solutions, Inc. (a)	64,400	5,008
UnitedHealth Group, Inc.	116,800	6,397
		34,001
Health Care Technology - 0.1%
IMS Health, Inc.	80,000	2,616
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	100,700	2,616
Invitrogen Corp. (a)	37,000	2,680
Millipore Corp. (a)	69,000	5,159
		10,455
Pharmaceuticals - 4.2%
Allergan, Inc.	54,900	6,837
Johnson & Johnson	180,700	11,433
Merck & Co., Inc.	350,500	18,384
Pfizer, Inc.	179,200	4,926
Roche Holding AG (participation certificate)	44,632	8,199
Schering-Plough Corp.	293,400	9,606
Wyeth	213,620	12,356
		71,741
TOTAL HEALTH CARE		205,692
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.3%
EDO Corp. (d)	120,506	4,045
General Dynamics Corp.	199,400	16,000
Hexcel Corp. (a)	148,800	3,442
Honeywell International, Inc.	115,000	6,660
United Technologies Corp.	360,100	25,405
		55,552
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	60,400	3,272
FedEx Corp.	13,000	1,451
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Panalpina Welttransport Holding AG	5,840	$ 1,142
United Parcel Service, Inc. Class B	62,900	4,527
		10,392
Airlines - 0.2%
AMR Corp. (a)	68,300	1,936
UAL Corp. (a)	60,500	2,375
		4,311
Electrical Equipment - 0.7%
Evergreen Solar, Inc. (a)	320,600	2,687
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	115,000	3,901
Vestas Wind Systems AS (a)	79,600	5,594
		12,182
Industrial Conglomerates - 5.5%
3M Co.	124,800	10,977
General Electric Co.	1,521,300	57,170
McDermott International, Inc. (a)	228,750	17,843
Tyco International Ltd.	236,000	7,873
		93,863
Machinery - 0.5%
Danaher Corp.	101,700	7,475
Deere & Co.	2,100	253
		7,728
Road & Rail - 0.7%
Landstar System, Inc.	110,200	5,362
Union Pacific Corp.	56,500	6,818
		12,180
TOTAL INDUSTRIALS		196,208
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 4.6%
Alcatel-Lucent SA sponsored ADR	363,900	4,993
Cisco Systems, Inc. (a)	1,281,500	34,498
Comverse Technology, Inc. (a)	198,935	4,560
Corning, Inc. (a)	295,300	7,383
Harris Corp.	129,500	6,465
Juniper Networks, Inc. (a)	159,900	3,903
Motorola, Inc.	106,800	1,943
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	267,500	$ 11,489
Research In Motion Ltd. (a)	17,800	2,956
		78,190
Computers & Peripherals - 3.6%
Apple, Inc. (a)	185,000	22,489
Dell, Inc. (a)	130,000	3,493
EMC Corp. (a)	471,700	7,967
Hewlett-Packard Co.	369,800	16,904
Network Appliance, Inc. (a)	20,100	647
SanDisk Corp. (a)	86,600	3,771
Sun Microsystems, Inc. (a)	1,081,600	5,516
		60,787
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	141,253	5,392
Internet Software & Services - 2.2%
CMGI, Inc. (a)	715,000	1,788
eBay, Inc. (a)	199,650	6,501
Google, Inc. Class A (sub. vtg.) (a)	52,205	25,985
Yahoo!, Inc. (a)	90,100	2,586
		36,860
IT Services - 0.7%
First Data Corp.	78,300	2,560
Paychex, Inc.	148,400	5,995
The Western Union Co.	180,800	4,059
		12,614
Office Electronics - 0.1%
Canon, Inc. (a)	30,500	1,795
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	369,800	5,277
Altera Corp.	7,800	178
Applied Materials, Inc.	424,482	8,108
Applied Micro Circuits Corp. (a)	404,300	1,136
ARM Holdings PLC sponsored ADR	205,000	1,702
ASML Holding NV (NY Shares) (a)	59,500	1,533
Broadcom Corp. Class A (a)	214,300	6,549
Fairchild Semiconductor International, Inc. (a)	233,300	4,297
FormFactor, Inc. (a)	92,100	3,664
Infineon Technologies AG sponsored ADR (a)	315,700	4,915
Intersil Corp. Class A	161,100	4,849
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	21,400	$ 1,148
Maxim Integrated Products, Inc.	134,400	4,133
Microchip Technology, Inc.	127,700	5,182
Micron Technology, Inc. (a)	19,500	238
National Semiconductor Corp.	237,000	6,380
Samsung Electronics Co. Ltd.	2,190	1,263
		60,552
Software - 4.4%
Adobe Systems, Inc. (a)	227,100	10,011
Cognos, Inc. (a)	118,000	4,720
Electronic Arts, Inc. (a)	93,900	4,589
Microsoft Corp.	1,403,800	43,055
Nintendo Co. Ltd.	7,800	2,724
Oracle Corp. (a)	386,400	7,488
Quest Software, Inc. (a)	134,600	2,318
		74,905
TOTAL INFORMATION TECHNOLOGY		331,095
MATERIALS - 2.4%
Chemicals - 1.4%
Dow Chemical Co.	58,400	2,650
Monsanto Co.	166,880	10,280
Praxair, Inc.	156,600	10,663
		23,593
Containers & Packaging - 0.1%
Owens-Illinois, Inc.	48,200	1,639
Metals & Mining - 0.9%
Alcoa, Inc.	194,500	8,029
Meridian Gold, Inc. (a)	122,740	3,148
Titanium Metals Corp.	145,164	5,023
		16,200
TOTAL MATERIALS		41,432
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	603,800	24,961
Level 3 Communications, Inc. (a)	791,400	4,606
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	421,400	$ 4,336
Verizon Communications, Inc.	460,400	20,041
		53,944
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	218,100	9,418
TOTAL TELECOMMUNICATION SERVICES		63,362
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	158,300	12,347
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	38,500	2,597
TOTAL UTILITIES		14,944
TOTAL COMMON STOCKS (Cost $1,358,236)		1,628,880
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 5.33% (b)	78,093,525	78,094
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	2,470,875	2,471
TOTAL MONEY MARKET FUNDS (Cost $80,565)		80,565
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,438,801)		1,709,445
NET OTHER ASSETS - (0.1)%		(1,476)
NET ASSETS - 100%		$ 1,707,969
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,992
Fidelity Securities Lending Cash Central Fund	80
Total	$ 2,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,432) - See accompanying schedule: Unaffiliated issuers (cost $1,358,236)	$ 1,628,880
Fidelity Central Funds (cost $80,565)	80,565
Total Investments (cost $1,438,801)		$ 1,709,445
Cash		89
Receivable for investments sold		8,822
Receivable for fund shares sold		1,068
Dividends receivable		2,235
Distributions receivable from Fidelity Central Funds		338
Prepaid expenses		4
Other receivables		2
Total assets		1,722,003

Liabilities
Payable for investments purchased	$ 6,792
Payable for fund shares redeemed	3,247
Accrued management fee	646
Distribution fees payable	453
Other affiliated payables	389
Other payables and accrued expenses	36
Collateral on securities loaned, at value	2,471
Total liabilities		14,034

Net Assets		$ 1,707,969
Net Assets consist of:
Paid in capital		$ 1,393,198
Undistributed net investment income		3,766
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,362
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,643
Net Assets		$ 1,707,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($300,468 ÷ 14,055 shares)	$ 21.38

Maximum offering price per share (100/94.25 of $21.38)	$ 22.68
Class T: Net Asset Value and redemption price per share ($483,049 ÷ 22,708 shares)	$ 21.27

Maximum offering price per share (100/96.50 of $21.27)	$ 22.04
Class B: Net Asset Value and offering price per share ($104,526 ÷ 5,060 shares)A	$ 20.66

Class C: Net Asset Value and offering price per share ($124,730 ÷ 6,048 shares)A	$ 20.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($695,196 ÷ 32,284 shares)	$ 21.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 10,832
Income from Fidelity Central Funds		2,072
Total income		12,904

Expenses
Management fee	$ 3,695
Transfer agent fees	2,051
Distribution fees	2,770
Accounting and security lending fees	252
Custodian fees and expenses	19
Independent trustees' compensation	3
Registration fees	42
Audit	36
Legal	11
Miscellaneous	6
Total expenses before reductions	8,885
Expense reductions	(62)	8,823
Net investment income (loss)		4,081
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,722
Foreign currency transactions	4
Total net realized gain (loss)		52,726
Change in net unrealized appreciation (depreciation) on: Investment securities	96,127
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		96,128
Net gain (loss)		148,854
Net increase (decrease) in net assets resulting from operations		$ 152,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,081	$ 5,780
Net realized gain (loss)	52,726	78,499
Change in net unrealized appreciation (depreciation)	96,128	87,423
Net increase (decrease) in net assets resulting from operations	152,935	171,702
Distributions to shareholders from net investment income	(4,544)	(4,871)
Distributions to shareholders from net realized gain	(33,957)	-
Total distributions	(38,501)	(4,871)
Share transactions - net increase (decrease)	32,518	(237,892)
Total increase (decrease) in net assets	146,952	(71,061)

Net Assets
Beginning of period	1,561,017	1,632,078
End of period (including undistributed net investment income of $3,766 and undistributed net investment income of $4,970, respectively)	$ 1,707,969	$ 1,561,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.98	$ 17.94	$ 16.41	$ 15.42	$ 13.83	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.06	.09	.10	.15 H	.08	.09
Net realized and unrealized gain (loss)	1.86	2.03	1.60	.91	1.60	(2.20)
Total from investment operations	1.92	2.12	1.70	1.06	1.68	(2.11)
Distributions from net investment income	(.07)	(.08)	(.17)	(.07)	(.09)	-
Distributions from net realized gain	(.45)	-	-	-	-	-
Total distributions	(.52)	(.08)	(.17)	(.07)	(.09)	-
Net asset value, end of period	$ 21.38	$ 19.98	$ 17.94	$ 16.41	$ 15.42	$ 13.83
Total Return B, C, D	9.85%	11.83%	10.45%	6.86%	12.25%	(13.24)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.05% A	1.07%	1.10%	1.10%	1.09%	1.10%
Expenses net of fee waivers, if any	1.05% A	1.07%	1.10%	1.10%	1.09%	1.10%
Expenses net of all reductions	1.04% A	1.06%	1.05%	1.09%	1.08%	1.06%
Net investment income (loss)	.57% A	.49%	.59%	.92%	.57%	.62%
Supplemental Data
Net assets, end of period (in millions)	$ 300	$ 256	$ 182	$ 160	$ 144	$ 120
Portfolio turnover rate G	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.06 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 17.80	$ 16.26	$ 15.29	$ 13.71	$ 15.84
Income from Investment Operations
Net investment income (loss) E	.04	.05	.06	.11H	.05	.06
Net realized and unrealized gain (loss)	1.84	2.02	1.60	.90	1.58	(2.19)
Total from investment operations	1.88	2.07	1.66	1.01	1.63	(2.13)
Distributions from net investment income	(.01)	(.02)	(.12)	(.04)	(.05)	-
Distributions from net realized gain	(.45)	-	-	-	-	-
Total distributions	(.46)	(.02)	(.12)	(.04)	(.05)	-
Net asset value, end of period	$ 21.27	$ 19.85	$ 17.80	$ 16.26	$ 15.29	$ 13.71
Total Return B, C, D	9.67%	11.62%	10.27%	6.58%	11.95%	(13.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.28%	1.32%	1.32%	1.32%	1.33%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.32%	1.32%	1.32%	1.33%
Expenses net of all reductions	1.26% A	1.27%	1.27%	1.32%	1.31%	1.29%
Net investment income (loss)	.35% A	.28%	.37%	.69%	.35%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 483	$ 505	$ 607	$ 792	$ 878	$ 788
Portfolio turnover rate G	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.06 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.18	$ 17.28	$ 15.78	$ 14.88	$ 13.36	$ 15.52
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03)	.02 H	(.03)	(.02)
Net realized and unrealized gain (loss)	1.80	1.95	1.55	.88	1.55	(2.14)
Total from investment operations	1.78	1.90	1.52	.90	1.52	(2.16)
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	(.30)	-	-	-	-	-
Total distributions	(.30)	-	(.02)	-	-	-
Net asset value, end of period	$ 20.66	$ 19.18	$ 17.28	$ 15.78	$ 14.88	$ 13.36
Total Return B, C, D	9.39%	11.00%	9.64%	6.05%	11.38%	(13.92)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.85%	1.87%	1.88%	1.85%	1.85%
Expenses net of fee waivers, if any	1.82% A	1.85%	1.87%	1.88%	1.85%	1.85%
Expenses net of all reductions	1.81% A	1.84%	1.83%	1.87%	1.85%	1.81%
Net investment income (loss)	(.21)% A	(.29)%	(.19)%	.14%	(.19)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 140	$ 231	$ 322	$ 372	$ 365
Portfolio turnover rate G	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.06 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.21	$ 17.30	$ 15.81	$ 14.90	$ 13.38	$ 15.53
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.02)	.03 H	(.02)	(.01)
Net realized and unrealized gain (loss)	1.80	1.95	1.54	.88	1.54	(2.14)
Total from investment operations	1.78	1.91	1.52	.91	1.52	(2.15)
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	(.37)	-	-	-	-	-
Total distributions	(.37)	-	(.03)	-	-	-
Net asset value, end of period	$ 20.62	$ 19.21	$ 17.30	$ 15.81	$ 14.90	$ 13.38
Total Return B, C, D	9.41%	11.04%	9.63%	6.11%	11.36%	(13.84)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.80%	1.84%	1.83%	1.82%	1.82%
Expenses net of fee waivers, if any	1.77% A	1.80%	1.84%	1.83%	1.82%	1.82%
Expenses net of all reductions	1.76% A	1.78%	1.79%	1.83%	1.81%	1.78%
Net investment income (loss)	(.16)% A	(.23)%	(.15)%	.18%	(.16)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 123	$ 136	$ 174	$ 202	$ 194
Portfolio turnover rate G	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.06 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 20.15	$ 18.09	$ 16.54	$ 15.55	$ 13.96	$ 16.08
Income from Investment Operations
Net investment income (loss) D	.09	.16	.16	.20 G	.13	.14
Net realized and unrealized gain (loss)	1.87	2.04	1.62	.92	1.61	(2.21)
Total from investment operations	1.96	2.20	1.78	1.12	1.74	(2.07)
Distributions from net investment income	(.13)	(.14)	(.23)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.45)	-	-	-	-	-
Total distributions	(.58)	(.14)	(.23)	(.13)	(.15)	(.05)
Net asset value, end of period	$ 21.53	$ 20.15	$ 18.09	$ 16.54	$ 15.55	$ 13.96
Total Return B, C	9.97%	12.22%	10.89%	7.21%	12.64%	(12.95)%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.73%	.74%	.78%	.72%	.73%
Expenses net of fee waivers, if any	.73% A	.73%	.74%	.78%	.72%	.73%
Expenses net of all reductions	.72% A	.72%	.69%	.77%	.72%	.69%
Net investment income (loss)	.89% A	.83%	.94%	1.24%	.94%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 695	$ 537	$ 476	$ 381	$ 191	$ 104
Portfolio turnover rate F	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.06 per share. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 275,855
Unrealized depreciation	(11,391)
Net unrealized appreciation (depreciation)	$ 264,464
Cost for federal income tax purposes	$ 1,444,981

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $692,697 and $702,484, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 338	$ 14
Class T	.25%	.25%	1,216	5
Class B	.75%	.25%	606	456
Class C	.75%	.25%	610	27
			$ 2,770	$ 502

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	16
Class B*	82
Class C*	3
$ 131

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 397.29
Class T	631.26
Class B	187.31
Class C	162.27
Institutional Class	674.22
	$ 2,051

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $80.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	10
Class C	3
Institutional Class	11
$ 27

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 907	$ 758
Class T	202	573
Institutional Class	3,435	3,540
Total	$ 4,544	$ 4,871
From net realized gain
Class A	$ 5,808	$ -
Class T	11,409	-
Class B	2,098	-
Class C	2,338	-
Institutional Class	12,304	-
Total	$ 33,957	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	2,662	6,255	$ 53,489	$ 115,817
Reinvestment of distributions	308	38	6,094	689
Shares redeemed	(1,709)	(3,642)	(34,311)	(67,641)
Net increase (decrease)	1,261	2,651	$ 25,272	$ 48,865
Class T
Shares sold	1,504	3,813	$ 29,993	$ 70,177
Reinvestment of distributions	569	31	11,207	552
Shares redeemed	(4,826)	(12,471)	(96,511)	(229,475)
Net increase (decrease)	(2,753)	(8,627)	$ (55,311)	$ (158,746)
Class B
Shares sold	179	471	$ 3,462	$ 8,341
Reinvestment of distributions	97	-	1,861	-
Shares redeemed	(2,520)	(6,562)	(48,871)	(116,897)
Net increase (decrease)	(2,244)	(6,091)	$ (43,548)	$ (108,556)
Class C
Shares sold	335	498	$ 6,455	$ 8,947
Reinvestment of distributions	105	-	2,007	-
Shares redeemed	(772)	(1,998)	(15,044)	(35,679)
Net increase (decrease)	(332)	(1,500)	$ (6,582)	$ (26,732)

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Institutional Class
Shares sold	6,229	7,062	$ 125,125	$ 132,173
Reinvestment of distributions	777	167	15,475	3,022
Shares redeemed	(1,394)	(6,860)	(27,913)	(127,918)
Net increase (decrease)	5,612	369	$ 112,687	$ 7,277

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAI-USAN-0707
1.786791.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,098.50	$ 5.49
Hypothetical A	$ 1,000.00	$ 1,019.70	$ 5.29
Class T
Actual	$ 1,000.00	$ 1,096.70	$ 6.64
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.39
Class B
Actual	$ 1,000.00	$ 1,093.90	$ 9.50
Hypothetical A	$ 1,000.00	$ 1,015.86	$ 9.15
Class C
Actual	$ 1,000.00	$ 1,094.10	$ 9.24
Hypothetical A	$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class
Actual	$ 1,000.00	$ 1,099.70	$ 3.82
Hypothetical A	$ 1,000.00	$ 1,021.29	$ 3.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.05%
Class T	1.27%
Class B	1.82%
Class C	1.77%
Institutional Class	.73%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.7	4.0
General Electric Co.	3.4	4.5
Exxon Mobil Corp.	2.7	2.4
Microsoft Corp.	2.5	3.6
Citigroup, Inc.	2.1	0.3
Procter & Gamble Co.	2.0	2.3
Cisco Systems, Inc.	2.0	1.8
Google, Inc. Class A (sub. vtg.)	1.5	1.5
United Technologies Corp.	1.5	1.3
AT&T, Inc.	1.5	1.3
	22.9
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	22.0
Information Technology	19.4	20.3
Health Care	12.0	12.7
Industrials	11.5	12.0
Energy	10.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 95.4%		Stocks 95.4%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	9.7%	** Foreign investments	10.6%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.9%
Jamba, Inc. (a)(d)	421,150	$ 4,233
Starbucks Corp. (a)	85,050	2,450
Starwood Hotels & Resorts Worldwide, Inc.	48,700	3,510
Yum! Brands, Inc.	72,100	4,883
		15,076
Household Durables - 1.2%
D.R. Horton, Inc.	158,700	3,709
Koninklijke Philips Electronics NV (NY Shares)	158,000	6,702
Toll Brothers, Inc. (a)	142,200	4,171
Whirlpool Corp.	46,600	5,203
		19,785
Media - 1.4%
E.W. Scripps Co. Class A	55,600	2,536
News Corp. Class B	167,900	3,967
Time Warner, Inc.	824,700	17,624
		24,127
Multiline Retail - 2.2%
Family Dollar Stores, Inc.	162,200	5,458
JCPenney Co., Inc.	54,600	4,394
Nordstrom, Inc.	57,600	2,991
Sears Holdings Corp. (a)	36,300	6,535
Target Corp.	295,900	18,473
		37,851
Specialty Retail - 1.7%
Best Buy Co., Inc.	110,100	5,317
Lowe's Companies, Inc.	283,900	9,318
PETsMART, Inc.	101,297	3,466
Staples, Inc.	226,798	5,684
Tiffany & Co., Inc.	99,200	5,215
		29,000
TOTAL CONSUMER DISCRETIONARY		125,839
CONSUMER STAPLES - 6.1%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	25,300	2,317
PepsiCo, Inc.	140,600	9,607
		11,924
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	227,700	$ 8,776
Wal-Mart Stores, Inc.	180,100	8,573
		17,349
Food Products - 0.9%
Nestle SA sponsored ADR	153,200	14,929
Household Products - 2.7%
Colgate-Palmolive Co.	174,900	11,711
Procter & Gamble Co.	549,700	34,933
		46,644
Tobacco - 0.8%
Altria Group, Inc.	177,500	12,620
TOTAL CONSUMER STAPLES		103,466
ENERGY - 10.5%
Energy Equipment & Services - 5.0%
Baker Hughes, Inc.	143,970	11,875
Cameron International Corp. (a)	281,000	19,923
Diamond Offshore Drilling, Inc.	19,500	1,840
Halliburton Co.	139,600	5,019
Nabors Industries Ltd. (a)	194,800	6,806
Schlumberger Ltd. (NY Shares)	317,900	24,755
Smith International, Inc.	267,300	14,838
		85,056
Oil, Gas & Consumable Fuels - 5.5%
Chesapeake Energy Corp.	93,400	3,256
Devon Energy Corp.	72,200	5,544
EOG Resources, Inc.	115,100	8,851
Exxon Mobil Corp.	549,200	45,677
Peabody Energy Corp.	111,100	6,004
Petroplus Holdings AG	27,449	2,544
Plains Exploration & Production Co. (a)	160,500	8,494
Ultra Petroleum Corp. (a)	66,300	4,069
Valero Energy Corp.	140,000	10,447
		94,886
TOTAL ENERGY		179,942
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.5%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	150,100	$ 9,434
Charles Schwab Corp.	410,400	9,222
E*TRADE Financial Corp.	96,500	2,311
Fortress Investment Group LLC	100	3
Franklin Resources, Inc.	80,800	10,968
Goldman Sachs Group, Inc.	53,900	12,441
Investors Financial Services Corp.	185,081	11,386
Lehman Brothers Holdings, Inc.	9,600	704
State Street Corp.	227,000	15,497
		71,966
Commercial Banks - 2.5%
Commerce Bancorp, Inc.	96,600	3,335
Mizuho Financial Group, Inc.	204	1,443
PNC Financial Services Group, Inc.	106,700	7,874
Standard Chartered PLC (United Kingdom)	265,586	8,992
U.S. Bancorp, Delaware	89,400	3,091
Wachovia Corp.	130,371	7,065
Wells Fargo & Co.	296,700	10,708
		42,508
Consumer Finance - 0.6%
American Express Co.	154,100	10,013
Capital One Financial Corp.	1,500	120
		10,133
Diversified Financial Services - 3.4%
Bank of America Corp.	440,500	22,338
Citigroup, Inc.	666,200	36,301
		58,639
Insurance - 9.6%
ACE Ltd.	162,800	10,024
AFLAC, Inc.	139,500	7,374
American International Group, Inc.	881,630	63,773
Berkshire Hathaway, Inc. Class A (a)	127	13,905
Endurance Specialty Holdings Ltd.	57,100	2,274
Everest Re Group Ltd.	89,500	9,597
Fidelity National Financial, Inc. Class A	138,800	3,892
Hartford Financial Services Group, Inc.	137,800	14,217
Lincoln National Corp.	90,901	6,590
National Financial Partners Corp.	130,900	6,130
PartnerRe Ltd.	49,100	3,771
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	141,000	$ 14,385
W.R. Berkley Corp.	231,050	7,611
		163,543
Real Estate Management & Development - 0.5%
Mitsui Fudosan Co. Ltd.	189,000	5,947
Move, Inc. (a)	393,600	1,653
		7,600
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	31,500	1,227
Hudson City Bancorp, Inc.	556,700	7,343
People's United Financial, Inc.	195,180	3,941
		12,511
TOTAL FINANCIALS		366,900
HEALTH CARE - 12.0%
Biotechnology - 2.0%
Amgen, Inc. (a)	76,700	4,321
Biogen Idec, Inc. (a)	77,130	4,028
Celgene Corp. (a)	66,300	4,060
Cephalon, Inc. (a)	73,800	6,126
Genentech, Inc. (a)	23,500	1,875
Gilead Sciences, Inc. (a)	81,890	6,778
PDL BioPharma, Inc. (a)	239,300	6,583
		33,771
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	18,800	2,596
American Medical Systems Holdings, Inc. (a)	44,900	842
Baxter International, Inc.	200,600	11,402
Becton, Dickinson & Co.	107,400	8,189
C.R. Bard, Inc.	79,200	6,685
Cooper Companies, Inc.	74,500	4,108
DJO, Inc. (a)	159,540	6,224
Medtronic, Inc.	117,000	6,221
Mindray Medical International Ltd. sponsored ADR	62,400	1,778
St. Jude Medical, Inc. (a)	118,600	5,063
		53,108
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc.	48,300	2,280
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	92,700	$ 6,717
Health Net, Inc. (a)	56,500	3,225
Healthways, Inc. (a)	8,400	392
Henry Schein, Inc. (a)	166,195	8,896
I-trax, Inc. (a)	241,800	1,086
Medco Health Solutions, Inc. (a)	64,400	5,008
UnitedHealth Group, Inc.	116,800	6,397
		34,001
Health Care Technology - 0.1%
IMS Health, Inc.	80,000	2,616
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	100,700	2,616
Invitrogen Corp. (a)	37,000	2,680
Millipore Corp. (a)	69,000	5,159
		10,455
Pharmaceuticals - 4.2%
Allergan, Inc.	54,900	6,837
Johnson & Johnson	180,700	11,433
Merck & Co., Inc.	350,500	18,384
Pfizer, Inc.	179,200	4,926
Roche Holding AG (participation certificate)	44,632	8,199
Schering-Plough Corp.	293,400	9,606
Wyeth	213,620	12,356
		71,741
TOTAL HEALTH CARE		205,692
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.3%
EDO Corp. (d)	120,506	4,045
General Dynamics Corp.	199,400	16,000
Hexcel Corp. (a)	148,800	3,442
Honeywell International, Inc.	115,000	6,660
United Technologies Corp.	360,100	25,405
		55,552
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	60,400	3,272
FedEx Corp.	13,000	1,451
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Panalpina Welttransport Holding AG	5,840	$ 1,142
United Parcel Service, Inc. Class B	62,900	4,527
		10,392
Airlines - 0.2%
AMR Corp. (a)	68,300	1,936
UAL Corp. (a)	60,500	2,375
		4,311
Electrical Equipment - 0.7%
Evergreen Solar, Inc. (a)	320,600	2,687
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	115,000	3,901
Vestas Wind Systems AS (a)	79,600	5,594
		12,182
Industrial Conglomerates - 5.5%
3M Co.	124,800	10,977
General Electric Co.	1,521,300	57,170
McDermott International, Inc. (a)	228,750	17,843
Tyco International Ltd.	236,000	7,873
		93,863
Machinery - 0.5%
Danaher Corp.	101,700	7,475
Deere & Co.	2,100	253
		7,728
Road & Rail - 0.7%
Landstar System, Inc.	110,200	5,362
Union Pacific Corp.	56,500	6,818
		12,180
TOTAL INDUSTRIALS		196,208
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 4.6%
Alcatel-Lucent SA sponsored ADR	363,900	4,993
Cisco Systems, Inc. (a)	1,281,500	34,498
Comverse Technology, Inc. (a)	198,935	4,560
Corning, Inc. (a)	295,300	7,383
Harris Corp.	129,500	6,465
Juniper Networks, Inc. (a)	159,900	3,903
Motorola, Inc.	106,800	1,943
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	267,500	$ 11,489
Research In Motion Ltd. (a)	17,800	2,956
		78,190
Computers & Peripherals - 3.6%
Apple, Inc. (a)	185,000	22,489
Dell, Inc. (a)	130,000	3,493
EMC Corp. (a)	471,700	7,967
Hewlett-Packard Co.	369,800	16,904
Network Appliance, Inc. (a)	20,100	647
SanDisk Corp. (a)	86,600	3,771
Sun Microsystems, Inc. (a)	1,081,600	5,516
		60,787
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	141,253	5,392
Internet Software & Services - 2.2%
CMGI, Inc. (a)	715,000	1,788
eBay, Inc. (a)	199,650	6,501
Google, Inc. Class A (sub. vtg.) (a)	52,205	25,985
Yahoo!, Inc. (a)	90,100	2,586
		36,860
IT Services - 0.7%
First Data Corp.	78,300	2,560
Paychex, Inc.	148,400	5,995
The Western Union Co.	180,800	4,059
		12,614
Office Electronics - 0.1%
Canon, Inc. (a)	30,500	1,795
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	369,800	5,277
Altera Corp.	7,800	178
Applied Materials, Inc.	424,482	8,108
Applied Micro Circuits Corp. (a)	404,300	1,136
ARM Holdings PLC sponsored ADR	205,000	1,702
ASML Holding NV (NY Shares) (a)	59,500	1,533
Broadcom Corp. Class A (a)	214,300	6,549
Fairchild Semiconductor International, Inc. (a)	233,300	4,297
FormFactor, Inc. (a)	92,100	3,664
Infineon Technologies AG sponsored ADR (a)	315,700	4,915
Intersil Corp. Class A	161,100	4,849
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	21,400	$ 1,148
Maxim Integrated Products, Inc.	134,400	4,133
Microchip Technology, Inc.	127,700	5,182
Micron Technology, Inc. (a)	19,500	238
National Semiconductor Corp.	237,000	6,380
Samsung Electronics Co. Ltd.	2,190	1,263
		60,552
Software - 4.4%
Adobe Systems, Inc. (a)	227,100	10,011
Cognos, Inc. (a)	118,000	4,720
Electronic Arts, Inc. (a)	93,900	4,589
Microsoft Corp.	1,403,800	43,055
Nintendo Co. Ltd.	7,800	2,724
Oracle Corp. (a)	386,400	7,488
Quest Software, Inc. (a)	134,600	2,318
		74,905
TOTAL INFORMATION TECHNOLOGY		331,095
MATERIALS - 2.4%
Chemicals - 1.4%
Dow Chemical Co.	58,400	2,650
Monsanto Co.	166,880	10,280
Praxair, Inc.	156,600	10,663
		23,593
Containers & Packaging - 0.1%
Owens-Illinois, Inc.	48,200	1,639
Metals & Mining - 0.9%
Alcoa, Inc.	194,500	8,029
Meridian Gold, Inc. (a)	122,740	3,148
Titanium Metals Corp.	145,164	5,023
		16,200
TOTAL MATERIALS		41,432
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	603,800	24,961
Level 3 Communications, Inc. (a)	791,400	4,606
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	421,400	$ 4,336
Verizon Communications, Inc.	460,400	20,041
		53,944
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	218,100	9,418
TOTAL TELECOMMUNICATION SERVICES		63,362
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	158,300	12,347
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	38,500	2,597
TOTAL UTILITIES		14,944
TOTAL COMMON STOCKS (Cost $1,358,236)		1,628,880
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 5.33% (b)	78,093,525	78,094
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	2,470,875	2,471
TOTAL MONEY MARKET FUNDS (Cost $80,565)		80,565
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,438,801)		1,709,445
NET OTHER ASSETS - (0.1)%		(1,476)
NET ASSETS - 100%		$ 1,707,969
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,992
Fidelity Securities Lending Cash Central Fund	80
Total	$ 2,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,432) - See accompanying schedule: Unaffiliated issuers (cost $1,358,236)	$ 1,628,880
Fidelity Central Funds (cost $80,565)	80,565
Total Investments (cost $1,438,801)		$ 1,709,445
Cash		89
Receivable for investments sold		8,822
Receivable for fund shares sold		1,068
Dividends receivable		2,235
Distributions receivable from Fidelity Central Funds		338
Prepaid expenses		4
Other receivables		2
Total assets		1,722,003

Liabilities
Payable for investments purchased	$ 6,792
Payable for fund shares redeemed	3,247
Accrued management fee	646
Distribution fees payable	453
Other affiliated payables	389
Other payables and accrued expenses	36
Collateral on securities loaned, at value	2,471
Total liabilities		14,034

Net Assets		$ 1,707,969
Net Assets consist of:
Paid in capital		$ 1,393,198
Undistributed net investment income		3,766
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,362
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,643
Net Assets		$ 1,707,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($300,468 ÷ 14,055 shares)	$ 21.38

Maximum offering price per share (100/94.25 of $21.38)	$ 22.68
Class T: Net Asset Value and redemption price per share ($483,049 ÷ 22,708 shares)	$ 21.27

Maximum offering price per share (100/96.50 of $21.27)	$ 22.04
Class B: Net Asset Value and offering price per share ($104,526 ÷ 5,060 shares)A	$ 20.66

Class C: Net Asset Value and offering price per share ($124,730 ÷ 6,048 shares)A	$ 20.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($695,196 ÷ 32,284 shares)	$ 21.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 10,832
Income from Fidelity Central Funds		2,072
Total income		12,904

Expenses
Management fee	$ 3,695
Transfer agent fees	2,051
Distribution fees	2,770
Accounting and security lending fees	252
Custodian fees and expenses	19
Independent trustees' compensation	3
Registration fees	42
Audit	36
Legal	11
Miscellaneous	6
Total expenses before reductions	8,885
Expense reductions	(62)	8,823
Net investment income (loss)		4,081
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,722
Foreign currency transactions	4
Total net realized gain (loss)		52,726
Change in net unrealized appreciation (depreciation) on: Investment securities	96,127
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		96,128
Net gain (loss)		148,854
Net increase (decrease) in net assets resulting from operations		$ 152,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,081	$ 5,780
Net realized gain (loss)	52,726	78,499
Change in net unrealized appreciation (depreciation)	96,128	87,423
Net increase (decrease) in net assets resulting from operations	152,935	171,702
Distributions to shareholders from net investment income	(4,544)	(4,871)
Distributions to shareholders from net realized gain	(33,957)	-
Total distributions	(38,501)	(4,871)
Share transactions - net increase (decrease)	32,518	(237,892)
Total increase (decrease) in net assets	146,952	(71,061)

Net Assets
Beginning of period	1,561,017	1,632,078
End of period (including undistributed net investment income of $3,766 and undistributed net investment income of $4,970, respectively)	$ 1,707,969	$ 1,561,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.98	$ 17.94	$ 16.41	$ 15.42	$ 13.83	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.06	.09	.10	.15 H	.08	.09
Net realized and unrealized gain (loss)	1.86	2.03	1.60	.91	1.60	(2.20)
Total from investment operations	1.92	2.12	1.70	1.06	1.68	(2.11)
Distributions from net investment income	(.07)	(.08)	(.17)	(.07)	(.09)	-
Distributions from net realized gain	(.45)	-	-	-	-	-
Total distributions	(.52)	(.08)	(.17)	(.07)	(.09)	-
Net asset value, end of period	$ 21.38	$ 19.98	$ 17.94	$ 16.41	$ 15.42	$ 13.83
Total Return B, C, D	9.85%	11.83%	10.45%	6.86%	12.25%	(13.24)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.05% A	1.07%	1.10%	1.10%	1.09%	1.10%
Expenses net of fee waivers, if any	1.05% A	1.07%	1.10%	1.10%	1.09%	1.10%
Expenses net of all reductions	1.04% A	1.06%	1.05%	1.09%	1.08%	1.06%
Net investment income (loss)	.57% A	.49%	.59%	.92%	.57%	.62%
Supplemental Data
Net assets, end of period (in millions)	$ 300	$ 256	$ 182	$ 160	$ 144	$ 120
Portfolio turnover rate G	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.06 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 17.80	$ 16.26	$ 15.29	$ 13.71	$ 15.84
Income from Investment Operations
Net investment income (loss) E	.04	.05	.06	.11H	.05	.06
Net realized and unrealized gain (loss)	1.84	2.02	1.60	.90	1.58	(2.19)
Total from investment operations	1.88	2.07	1.66	1.01	1.63	(2.13)
Distributions from net investment income	(.01)	(.02)	(.12)	(.04)	(.05)	-
Distributions from net realized gain	(.45)	-	-	-	-	-
Total distributions	(.46)	(.02)	(.12)	(.04)	(.05)	-
Net asset value, end of period	$ 21.27	$ 19.85	$ 17.80	$ 16.26	$ 15.29	$ 13.71
Total Return B, C, D	9.67%	11.62%	10.27%	6.58%	11.95%	(13.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.28%	1.32%	1.32%	1.32%	1.33%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.32%	1.32%	1.32%	1.33%
Expenses net of all reductions	1.26% A	1.27%	1.27%	1.32%	1.31%	1.29%
Net investment income (loss)	.35% A	.28%	.37%	.69%	.35%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 483	$ 505	$ 607	$ 792	$ 878	$ 788
Portfolio turnover rate G	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.06 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.18	$ 17.28	$ 15.78	$ 14.88	$ 13.36	$ 15.52
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03)	.02 H	(.03)	(.02)
Net realized and unrealized gain (loss)	1.80	1.95	1.55	.88	1.55	(2.14)
Total from investment operations	1.78	1.90	1.52	.90	1.52	(2.16)
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	(.30)	-	-	-	-	-
Total distributions	(.30)	-	(.02)	-	-	-
Net asset value, end of period	$ 20.66	$ 19.18	$ 17.28	$ 15.78	$ 14.88	$ 13.36
Total Return B, C, D	9.39%	11.00%	9.64%	6.05%	11.38%	(13.92)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.85%	1.87%	1.88%	1.85%	1.85%
Expenses net of fee waivers, if any	1.82% A	1.85%	1.87%	1.88%	1.85%	1.85%
Expenses net of all reductions	1.81% A	1.84%	1.83%	1.87%	1.85%	1.81%
Net investment income (loss)	(.21)% A	(.29)%	(.19)%	.14%	(.19)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 140	$ 231	$ 322	$ 372	$ 365
Portfolio turnover rate G	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.06 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.21	$ 17.30	$ 15.81	$ 14.90	$ 13.38	$ 15.53
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.02)	.03 H	(.02)	(.01)
Net realized and unrealized gain (loss)	1.80	1.95	1.54	.88	1.54	(2.14)
Total from investment operations	1.78	1.91	1.52	.91	1.52	(2.15)
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	(.37)	-	-	-	-	-
Total distributions	(.37)	-	(.03)	-	-	-
Net asset value, end of period	$ 20.62	$ 19.21	$ 17.30	$ 15.81	$ 14.90	$ 13.38
Total Return B, C, D	9.41%	11.04%	9.63%	6.11%	11.36%	(13.84)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77% A	1.80%	1.84%	1.83%	1.82%	1.82%
Expenses net of fee waivers, if any	1.77% A	1.80%	1.84%	1.83%	1.82%	1.82%
Expenses net of all reductions	1.76% A	1.78%	1.79%	1.83%	1.81%	1.78%
Net investment income (loss)	(.16)% A	(.23)%	(.15)%	.18%	(.16)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 123	$ 136	$ 174	$ 202	$ 194
Portfolio turnover rate G	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.06 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 20.15	$ 18.09	$ 16.54	$ 15.55	$ 13.96	$ 16.08
Income from Investment Operations
Net investment income (loss) D	.09	.16	.16	.20 G	.13	.14
Net realized and unrealized gain (loss)	1.87	2.04	1.62	.92	1.61	(2.21)
Total from investment operations	1.96	2.20	1.78	1.12	1.74	(2.07)
Distributions from net investment income	(.13)	(.14)	(.23)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.45)	-	-	-	-	-
Total distributions	(.58)	(.14)	(.23)	(.13)	(.15)	(.05)
Net asset value, end of period	$ 21.53	$ 20.15	$ 18.09	$ 16.54	$ 15.55	$ 13.96
Total Return B, C	9.97%	12.22%	10.89%	7.21%	12.64%	(12.95)%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.73%	.74%	.78%	.72%	.73%
Expenses net of fee waivers, if any	.73% A	.73%	.74%	.78%	.72%	.73%
Expenses net of all reductions	.72% A	.72%	.69%	.77%	.72%	.69%
Net investment income (loss)	.89% A	.83%	.94%	1.24%	.94%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 695	$ 537	$ 476	$ 381	$ 191	$ 104
Portfolio turnover rate F	91% A	109%	187%	25%	21%	93%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.06 per share. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 275,855
Unrealized depreciation	(11,391)
Net unrealized appreciation (depreciation)	$ 264,464
Cost for federal income tax purposes	$ 1,444,981

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $692,697 and $702,484, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 338	$ 14
Class T	.25%	.25%	1,216	5
Class B	.75%	.25%	606	456
Class C	.75%	.25%	610	27
			$ 2,770	$ 502

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	16
Class B*	82
Class C*	3
$ 131

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 397.29
Class T	631.26
Class B	187.31
Class C	162.27
Institutional Class	674.22
	$ 2,051

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $80.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	10
Class C	3
Institutional Class	11
$ 27

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 907	$ 758
Class T	202	573
Institutional Class	3,435	3,540
Total	$ 4,544	$ 4,871
From net realized gain
Class A	$ 5,808	$ -
Class T	11,409	-
Class B	2,098	-
Class C	2,338	-
Institutional Class	12,304	-
Total	$ 33,957	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	2,662	6,255	$ 53,489	$ 115,817
Reinvestment of distributions	308	38	6,094	689
Shares redeemed	(1,709)	(3,642)	(34,311)	(67,641)
Net increase (decrease)	1,261	2,651	$ 25,272	$ 48,865
Class T
Shares sold	1,504	3,813	$ 29,993	$ 70,177
Reinvestment of distributions	569	31	11,207	552
Shares redeemed	(4,826)	(12,471)	(96,511)	(229,475)
Net increase (decrease)	(2,753)	(8,627)	$ (55,311)	$ (158,746)
Class B
Shares sold	179	471	$ 3,462	$ 8,341
Reinvestment of distributions	97	-	1,861	-
Shares redeemed	(2,520)	(6,562)	(48,871)	(116,897)
Net increase (decrease)	(2,244)	(6,091)	$ (43,548)	$ (108,556)
Class C
Shares sold	335	498	$ 6,455	$ 8,947
Reinvestment of distributions	105	-	2,007	-
Shares redeemed	(772)	(1,998)	(15,044)	(35,679)
Net increase (decrease)	(332)	(1,500)	$ (6,582)	$ (26,732)

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Institutional Class
Shares sold	6,229	7,062	$ 125,125	$ 132,173
Reinvestment of distributions	777	167	15,475	3,022
Shares redeemed	(1,394)	(6,860)	(27,913)	(127,918)
Net increase (decrease)	5,612	369	$ 112,687	$ 7,277

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAII-USAN-0707
1.786792.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,105.50	$ 5.51
Hypothetical A	$ 1,000.00	$ 1,019.70	$ 5.29
Class T
Actual	$ 1,000.00	$ 1,104.60	$ 6.40
Hypothetical A	$ 1,000.00	$ 1,018.85	$ 6.14
Class B
Actual	$ 1,000.00	$ 1,101.40	$ 9.43
Hypothetical A	$ 1,000.00	$ 1,015.96	$ 9.05
Class C
Actual	$ 1,000.00	$ 1,101.50	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,016.01	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,107.70	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.74	$ 3.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.05%
Class T	1.22%
Class B	1.80%
Class C	1.79%
Institutional Class	.64%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	12.7	12.8
eBay, Inc.	5.6	8.3
Valero Energy Corp.	4.5	2.5
Apple, Inc.	4.1	2.9
Goldman Sachs Group, Inc.	4.1	0.1
UnitedHealth Group, Inc.	4.1	5.2
Cognizant Technology Solutions Corp. Class A	3.7	2.5
Research In Motion Ltd.	3.6	2.5
Morgan Stanley	3.2	0.4
Chicago Mercantile Exchange Holdings, Inc. Class A	2.7	0.7
	48.3
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	42.0	41.5
Financials	19.5	7.9
Energy	14.2	17.4
Health Care	9.5	14.1
Consumer Discretionary	7.1	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 100.0%		Stocks 100.3%
	Short-Term nvestments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets (0.3)%***

* Foreign investments	16.1%	** Foreign investments	15.4%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Hotels, Restaurants & Leisure - 2.9%
Las Vegas Sands Corp. (a)(d)	793,400	$ 61,901
Wynn Resorts Ltd. (d)	259,200	25,023
		86,924
Internet & Catalog Retail - 0.0%
Submarino SA	17,100	726
Media - 0.2%
The Walt Disney Co.	179,400	6,358
Multiline Retail - 1.6%
Sears Holdings Corp. (a)	267,100	48,083
Specialty Retail - 1.5%
Gamestop Corp. Class A (a)	226,800	8,387
J. Crew Group, Inc.	7,100	319
Zumiez, Inc. (a)(d)	888,793	34,307
		43,013
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	322,100	16,543
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	195,400	9,346
		25,889
TOTAL CONSUMER DISCRETIONARY		210,993
ENERGY - 14.2%
Energy Equipment & Services - 4.4%
Diamond Offshore Drilling, Inc.	67,400	6,361
GlobalSantaFe Corp.	226,600	15,477
Grant Prideco, Inc. (a)	322,600	18,320
National Oilwell Varco, Inc. (a)	309,840	29,264
Pride International, Inc. (a)	397,500	14,314
Schlumberger Ltd. (NY Shares)	377,100	29,365
Transocean, Inc. (a)	99,800	9,804
Weatherford International Ltd. (a)	128,300	6,972
		129,877
Oil, Gas & Consumable Fuels - 9.8%
Cabot Oil & Gas Corp.	84,400	3,292
Chesapeake Energy Corp.	371,900	12,964
Devon Energy Corp.	75,100	5,766
EOG Resources, Inc.	272,000	20,917
Goodrich Petroleum Corp. (a)(d)	83,800	2,985
Noble Energy, Inc.	79,300	5,019
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	547,999	$ 29,614
Petroplus Holdings AG	88,616	8,213
Quicksilver Resources, Inc. (a)	83,800	3,728
Southwestern Energy Co. (a)	62,000	2,951
Ultra Petroleum Corp. (a)	1,003,800	61,613
Valero Energy Corp.	1,768,900	131,995
		289,057
TOTAL ENERGY		418,934
FINANCIALS - 19.5%
Capital Markets - 13.9%
Ashmore Group plc	4,860,600	29,786
BlackRock, Inc. Class A	41,500	6,372
EFG International (a)	61,050	3,001
Fortress Investment Group LLC (d)	2,357,397	63,178
Goldman Sachs Group, Inc.	524,935	121,165
Greenhill & Co., Inc. (d)	359,800	25,906
Lazard Ltd. Class A	565,900	30,491
Merrill Lynch & Co., Inc.	402,600	37,333
Morgan Stanley	1,103,400	93,833
		411,065
Commercial Banks - 0.1%
Standard Chartered PLC (United Kingdom)	117,033	3,963
Diversified Financial Services - 5.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	148,114	78,649
Deutsche Boerse AG	24,800	5,870
Moody's Corp.	178,800	12,453
NETeller PLC (a)	795,852	1,387
NYSE Euronext (a)(d)	82,500	6,854
Oaktree Capital Group LLC (a)(e)	1,150,000	55,200
		160,413
Real Estate Management & Development - 0.1%
Country Garden Holdings Co. Ltd. (a)	1,655,000	1,424
TOTAL FINANCIALS		576,865
HEALTH CARE - 9.5%
Biotechnology - 4.1%
Amylin Pharmaceuticals, Inc. (a)	41,200	1,906
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,004,400	$ 61,509
Genentech, Inc. (a)	239,600	19,113
Gilead Sciences, Inc. (a)	369,300	30,567
NeurogesX, Inc.	578,500	4,686
Vertex Pharmaceuticals, Inc. (a)	97,200	2,902
		120,683
Health Care Equipment & Supplies - 0.3%
Intuitive Surgical, Inc. (a)(d)	23,100	3,179
Inverness Medical Innovations, Inc. (a)	101,800	4,855
		8,034
Health Care Providers & Services - 4.3%
Brookdale Senior Living, Inc.	66,600	3,144
Henry Schein, Inc. (a)	20,600	1,103
Humana, Inc. (a)	34,500	2,141
UnitedHealth Group, Inc.	2,180,757	119,440
		125,828
Health Care Technology - 0.2%
Cerner Corp. (a)	104,900	5,959
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	423,700	4,695
Pharmaceuticals - 0.5%
Allergan, Inc.	125,600	15,641
TOTAL HEALTH CARE		280,840
INDUSTRIALS - 1.7%
Airlines - 0.2%
AirAsia BHD (a)	2,091,400	1,206
AMR Corp. (a)	136,600	3,873
		5,079
Construction & Engineering - 1.2%
Fluor Corp.	312,100	32,490
Granite Construction, Inc.	20,800	1,425
		33,915
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	338,800	$ 7,274
Suzlon Energy Ltd.	83,719	2,673
		9,947
TOTAL INDUSTRIALS		48,941
INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 7.3%
ADVA AG Optical Networking (a)	125,031	1,223
Ciena Corp. (a)	481,000	16,508
Cisco Systems, Inc. (a)	230,800	6,213
F5 Networks, Inc. (a)	69,600	5,656
Juniper Networks, Inc. (a)	420,700	10,269
QUALCOMM, Inc.	1,593,400	68,437
Research In Motion Ltd. (a)	645,430	107,193
		215,499
Computers & Peripherals - 6.2%
Apple, Inc. (a)	1,004,200	122,071
EMC Corp. (a)	543,000	9,171
Hewlett-Packard Co.	228,300	10,436
SanDisk Corp. (a)	125,100	5,448
Sun Microsystems, Inc. (a)	7,003,800	35,719
		182,845
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A (a)(d)	3,300	176
Internet Software & Services - 18.5%
Akamai Technologies, Inc. (a)(d)	146,000	6,455
eBay, Inc. (a)	5,027,071	163,681
Google, Inc. Class A (sub. vtg.) (a)	750,400	373,508
NHN Corp.	2,532	483
		544,127
IT Services - 6.6%
Cognizant Technology Solutions Corp. Class A (a)	1,404,883	110,368
Infosys Technologies Ltd. sponsored ADR	248,600	12,244
Mastercard, Inc. Class A	226,525	33,877
Paychex, Inc. (d)	108,220	4,372
Satyam Computer Services Ltd. sponsored ADR	713,000	18,067
The Western Union Co.	710,900	15,960
		194,888
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. Class A (a)	135,850	$ 4,152
Marvell Technology Group Ltd. (a)	1,955,000	30,733
MEMC Electronic Materials, Inc. (a)	75,000	4,559
		39,444
Software - 2.1%
Electronic Arts, Inc. (a)	384,300	18,781
Nintendo Co. Ltd.	110,200	38,482
Salesforce.com, Inc. (a)	108,000	5,103
		62,366
TOTAL INFORMATION TECHNOLOGY		1,239,345
MATERIALS - 1.8%
Chemicals - 0.2%
Monsanto Co.	114,800	7,072
Metals & Mining - 1.6%
Arcelor Mittal	409,300	24,554
Carpenter Technology Corp.	66,600	8,829
Central African Mining & Exploration Co. PLC (a)	42,200	43
Freeport-McMoRan Copper & Gold, Inc. Class B	57,337	4,512
Titanium Metals Corp.	233,400	8,076
		46,014
TOTAL MATERIALS		53,086
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,466,291	60,616
Level 3 Communications, Inc. (a)	417,900	2,432
		63,048
Wireless Telecommunication Services - 2.0%
America Movil SA de CV Series L sponsored ADR	479,400	29,028
American Tower Corp. Class A (a)	241,500	10,428
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Bharti Airtel Ltd. (a)	747,858	$ 16,111
China Mobile (Hong Kong) Ltd. sponsored ADR	91,700	4,257
		59,824
TOTAL TELECOMMUNICATION SERVICES		122,872
TOTAL COMMON STOCKS (Cost $2,488,627)		2,951,876
Money Market Funds - 3.4%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $99,516)	99,516,040	99,516
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $2,588,143)		3,051,392
NET OTHER ASSETS - (3.4)%		(100,942)
NET ASSETS - 100%		$ 2,950,450
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,200,000 or 1.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 42
Fidelity Securities Lending Cash Central Fund	68
Total	$ 110
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Canada	5.7%
Bermuda	2.0%
India	1.6%
Japan	1.3%
United Kingdom	1.1%
Netherlands Antilles	1.0%
Mexico	1.0%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $462,417,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $98,576) - See accompanying schedule: Unaffiliated issuers (cost $2,488,627)	$ 2,951,876
Fidelity Central Funds (cost $99,516)	99,516
Total Investments (cost $2,588,143)		$ 3,051,392
Receivable for investments sold		38,739
Receivable for fund shares sold		898
Dividends receivable		1,425
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		8
Other receivables		405
Total assets		3,092,903

Liabilities
Payable to custodian bank	$ 503
Payable for investments purchased	30,151
Payable for fund shares redeemed	8,147
Accrued management fee	1,000
Distribution fees payable	1,128
Other affiliated payables	659
Other payables and accrued expenses	1,349
Collateral on securities loaned, at value	99,516
Total liabilities		142,453

Net Assets		$ 2,950,450
Net Assets consist of:
Paid in capital		$ 2,766,345
Accumulated net investment loss		(12,352)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(265,723)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		462,180
Net Assets		$ 2,950,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($450,969 ÷ 11,631 shares)	$ 38.77

Maximum offering price per share (100/94.25 of $38.77)	$ 41.14
Class T: Net Asset Value and redemption price per share ($2,216,217 ÷ 56,404 shares)	$ 39.29

Maximum offering price per share (100/96.50 of $39.29)	$ 40.72
Class B: Net Asset Value and offering price per share ($72,826 ÷ 1,938.3 shares)A	$ 37.57

Class C: Net Asset Value and offering price per share ($76,885 ÷ 2,036 shares)A	$ 37.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($133,553 ÷ 3,372 shares)	$ 39.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)
Investment Income
Dividends		$ 5,045
Interest		1
Income from Fidelity Central Funds		110
Total income		5,156

Expenses
Management fee Basic fee	$ 8,128
Performance adjustment	(3,022)
Transfer agent fees	3,532
Distribution fees	6,840
Accounting and security lending fees	436
Custodian fees and expenses	68
Independent trustees' compensation	5
Appreciation in deferred trustee compensation account	1
Registration fees	42
Audit	42
Legal	25
Interest	43
Miscellaneous	1,297
Total expenses before reductions	17,437
Expense reductions	(102)	17,335
Net investment income (loss)		(12,179)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,162
Investment not meeting investment restrictions	430
Foreign currency transactions	(8)
Total net realized gain (loss)		203,584
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $506)	94,401
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		94,387
Net gain (loss)		297,971
Net increase (decrease) in net assets resulting from operations		$ 285,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,179)	$ (12,071)
Net realized gain (loss)	203,584	283,677
Change in net unrealized appreciation (depreciation)	94,387	(69,014)
Net increase (decrease) in net assets resulting from operations	285,792	202,592
Distributions to shareholders from net investment income	-	(2,464)
Share transactions - net increase (decrease)	(352,097)	(1,222,511)
Total increase (decrease) in net assets	(66,305)	(1,022,383)

Net Assets
Beginning of period	3,016,755	4,039,138
End of period (including accumulated net investment loss of $12,352 and accumulated net investment loss of $173, respectively)	$ 2,950,450	$ 3,016,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.07	$ 32.68	$ 29.33	$ 27.09	$ 23.61	$ 28.39
Income from Investment Operations
Net investment income (loss) E	(.12)	(.07) H	.08	.12 I	.10	.14
Net realized and unrealized gain (loss)	3.82	2.55	3.45	2.20	3.55	(4.66)
Total from investment operations	3.70	2.48	3.53	2.32	3.65	(4.52)
Distributions from net investment income	-	(.09)	(.18)	(.08)	(.17)	(.26)
Net asset value, end of period	$ 38.77	$ 35.07	$ 32.68	$ 29.33	$ 27.09	$ 23.61
Total Return B, C, D	10.55%	7.60%	12.10%	8.59%	15.61%	(16.06)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.05% A	.98%	1.12%	1.15%	1.00%	.77%
Expenses net of fee waivers, if any	1.05% A	.98%	1.12%	1.15%	1.00%	.77%
Expenses net of all reductions	1.04% A	.97%	1.07%	1.13%	.96%	.73%
Net investment income (loss)	(.68)% A	(.21)% H	.25%	.44%	.41%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 451	$ 415	$ 365	$ 270	$ 219	$ 202
Portfolio turnover rate G	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%.

I Investment income per share reflects a special dividend which amounted to $.08 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.57	$ 33.11	$ 29.67	$ 27.40	$ 23.85	$ 28.64
Income from Investment Operations
Net investment income (loss) E	(.16)	(.12) H	.04	.09 I	.07	.11
Net realized and unrealized gain (loss)	3.88	2.59	3.49	2.22	3.60	(4.71)
Total from investment operations	3.72	2.47	3.53	2.31	3.67	(4.60)
Distributions from net investment income	-	(.01)	(.09)	(.04)	(.12)	(.19)
Net asset value, end of period	$ 39.29	$ 35.57	$ 33.11	$ 29.67	$ 27.40	$ 23.85
Total Return B, C, D	10.46%	7.45%	11.93%	8.44%	15.50%	(16.16)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.22% A	1.14%	1.25%	1.29%	1.12%	.90%
Expenses net of fee waivers, if any	1.22% A	1.14%	1.25%	1.29%	1.12%	.90%
Expenses net of all reductions	1.21% A	1.13%	1.20%	1.26%	1.09%	.86%
Net investment income (loss)	(.86)% A	(.36)% H	.12%	.31%	.28%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 2,216	$ 2,286	$ 3,132	$ 3,786	$ 4,578	$ 4,878
Portfolio turnover rate G	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Investment income per share reflects a special dividend which amounted to $.08 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.11	$ 31.93	$ 28.70	$ 26.65	$ 23.24	$ 27.91
Income from Investment Operations
Net investment income (loss) E	(.25)	(.31) H	(.15)	(.11) I	(.10)	(.06)
Net realized and unrealized gain (loss)	3.71	2.49	3.38	2.16	3.51	(4.61)
Total from investment operations	3.46	2.18	3.23	2.05	3.41	(4.67)
Net asset value, end of period	$ 37.57	$ 34.11	$ 31.93	$ 28.70	$ 26.65	$ 23.24
Total Return B, C, D	10.14%	6.83%	11.25%	7.69%	14.67%	(16.73)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80% A	1.76%	1.86%	1.98%	1.81%	1.57%
Expenses net of fee waivers, if any	1.80% A	1.76%	1.86%	1.98%	1.81%	1.57%
Expenses net of all reductions	1.79% A	1.75%	1.81%	1.96%	1.77%	1.53%
Net investment income (loss)	(1.44)% A	(.98)% H	(.50)%	(.39)%	(.41)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 121	$ 271	$ 451	$ 582	$ 598
Portfolio turnover rate G	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%.

I Investment income per share reflects a special dividend which amounted to $.07 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.28	$ 32.09	$ 28.85	$ 26.75	$ 23.32	$ 27.99
Income from Investment Operations
Net investment income (loss) E	(.25)	(.30) H	(.15)	(.09) I	(.09)	(.05)
Net realized and unrealized gain (loss)	3.73	2.49	3.39	2.19	3.52	(4.62)
Total from investment operations	3.48	2.19	3.24	2.10	3.43	(4.67)
Net asset value, end of period	$ 37.76	$ 34.28	$ 32.09	$ 28.85	$ 26.75	$ 23.32
Total Return B, C, D	10.15%	6.82%	11.23%	7.85%	14.71%	(16.68)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.79% A	1.74%	1.86%	1.93%	1.77%	1.53%
Expenses net of fee waivers, if any	1.79% A	1.74%	1.86%	1.93%	1.77%	1.53%
Expenses net of all reductions	1.79% A	1.73%	1.81%	1.90%	1.74%	1.49%
Net investment income (loss)	(1.43)% A	(.97)% H	(.49)%	(.33)%	(.37)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 78	$ 94	$ 114	$ 131	$ 142
Portfolio turnover rate G	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%.

I Investment income per share reflects a special dividend which amounted to $.07 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.76	$ 33.23	$ 29.78	$ 27.51	$ 24.00	$ 28.87
Income from Investment Operations
Net investment income (loss) D	(.05)	.05 G	.19	.24 H	.21	.25
Net realized and unrealized gain (loss)	3.90	2.63	3.50	2.23	3.59	(4.73)
Total from investment operations	3.85	2.68	3.69	2.47	3.80	(4.48)
Distributions from net investment income	-	(.15)	(.24)	(.20)	(.29)	(.39)
Net asset value, end of period	$ 39.61	$ 35.76	$ 33.23	$ 29.78	$ 27.51	$ 24.00
Total Return B, C	10.77%	8.10%	12.48%	9.03%	16.10%	(15.71)%
Ratios to Average Net Assets E, I
Expenses before reductions	.64% A	.62%	.76%	.75%	.57%	.38%
Expenses net of fee waivers, if any	.64% A	.62%	.76%	.75%	.57%	.38%
Expenses net of all reductions	.64% A	.61%	.71%	.73%	.54%	.34%
Net investment income (loss)	(.28)% A	.16% G	.61%	.84%	.83%	.96%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 117	$ 177	$ 311	$ 309	$ 155
Portfolio turnover rate F	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%.

H Investment income per share reflects a special dividend which amounted to $.08 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2006, dividend income has been reduced $3,337 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 550,264
Unrealized depreciation	(88,570)
Net unrealized appreciation (depreciation)	$ 461,694
Cost for federal income tax purposes	$ 2,589,698

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,214,223 and $1,583,169, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 526	$ 10
Class T	.25%	.25%	5,459	123
Class B	.75%	.25%	479	361
Class C	.75%	.25%	376	14
			$ 6,840	$ 508

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	27
Class B*	65
Class C*	1
$ 108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 649.31
Class T	2,523.23
Class B	148.31
Class C	115.31
Institutional Class	97.16
	$ 3,532

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,612	5.41%	$ 43

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $68.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	22
Class B	2
Class C	2
Institutional Class	1
$ 31

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ -	$ 1,000
Class T	-	658
Institutional Class	-	806
Total	$ -	$ 2,464

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	1,120	4,523	$ 40,017	$ 144,892
Issued from conversion of Class B Shares A	598	-	21,105	-
Reinvestment of distributions	-	29	-	943
Shares redeemed	(1,915)	(3,897)	(68,649)	(125,047)
Net increase (decrease)	(197)	655	$ (7,527)	$ 20,788
Class T
Shares sold	2,141	5,324	$ 78,019	$ 174,341
Reinvestment of distributions	-	19	-	626
Shares redeemed	(9,995)	(35,688)	(362,275)	(1,171,179)
Net increase (decrease)	(7,854)	(30,345)	$ (284,256)	$ (996,212)
Class B
Shares sold	88	213	$ 3,066	$ 6,714
Shares redeemed	(1,085)	(5,145)	(37,620)	(161,188)
Converted into Class A Shares A	(616)	-	(21,105)	-
Net increase (decrease)	(1,613)	(4,932)	$ (55,659)	$ (154,474)
Class C
Shares sold	104	173	$ 3,711	$ 5,483
Shares redeemed	(351)	(832)	(12,326)	(26,288)
Net increase (decrease)	(247)	(659)	$ (8,615)	$ (20,805)
Institutional Class
Shares sold	734	2,790	$ 27,044	$ 91,003
Reinvestment of distributions	-	22	-	734
Shares redeemed	(625)	(4,868)	(23,085)	(163,545)
Net increase (decrease)	109	(2,056)	$ 3,959	$ (71,808)

A See Note 10

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 17, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To approve a change in the performance adjustment index for Fidelity Advisor Growth Opportunities Fund.
	# of Votes	% of Votes
Affirmative	1,167,919,340.66	79.803
Against	193,601,447.08	13.229
Abstain	101,981,328.10	6.968
TOTAL	1,463,502,115.84	100.000
PROPOSAL 2
To authorize the Trustees to change the performance adjustment index for Fidelity Advisor Growth Opportunities Fund in the future without a shareholder vote.
Affirmative	1,023,106,597.19	69.908
Against	341,842,640.98	23.358
Abstain	98,552,877.67	6.734
TOTAL	1,463,502,115.84	100.000

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GO-USAN-0707
1.786793.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,105.50	$ 5.51
Hypothetical A	$ 1,000.00	$ 1,019.70	$ 5.29
Class T
Actual	$ 1,000.00	$ 1,104.60	$ 6.40
Hypothetical A	$ 1,000.00	$ 1,018.85	$ 6.14
Class B
Actual	$ 1,000.00	$ 1,101.40	$ 9.43
Hypothetical A	$ 1,000.00	$ 1,015.96	$ 9.05
Class C
Actual	$ 1,000.00	$ 1,101.50	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,016.01	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,107.70	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.74	$ 3.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.05%
Class T	1.22%
Class B	1.80%
Class C	1.79%
Institutional Class	.64%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	12.7	12.8
eBay, Inc.	5.6	8.3
Valero Energy Corp.	4.5	2.5
Apple, Inc.	4.1	2.9
Goldman Sachs Group, Inc.	4.1	0.1
UnitedHealth Group, Inc.	4.1	5.2
Cognizant Technology Solutions Corp. Class A	3.7	2.5
Research In Motion Ltd.	3.6	2.5
Morgan Stanley	3.2	0.4
Chicago Mercantile Exchange Holdings, Inc. Class A	2.7	0.7
	48.3
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	42.0	41.5
Financials	19.5	7.9
Energy	14.2	17.4
Health Care	9.5	14.1
Consumer Discretionary	7.1	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 100.0%		Stocks 100.3%
	Short-Term nvestments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets (0.3)%***

* Foreign investments	16.1%	** Foreign investments	15.4%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Hotels, Restaurants & Leisure - 2.9%
Las Vegas Sands Corp. (a)(d)	793,400	$ 61,901
Wynn Resorts Ltd. (d)	259,200	25,023
		86,924
Internet & Catalog Retail - 0.0%
Submarino SA	17,100	726
Media - 0.2%
The Walt Disney Co.	179,400	6,358
Multiline Retail - 1.6%
Sears Holdings Corp. (a)	267,100	48,083
Specialty Retail - 1.5%
Gamestop Corp. Class A (a)	226,800	8,387
J. Crew Group, Inc.	7,100	319
Zumiez, Inc. (a)(d)	888,793	34,307
		43,013
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	322,100	16,543
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	195,400	9,346
		25,889
TOTAL CONSUMER DISCRETIONARY		210,993
ENERGY - 14.2%
Energy Equipment & Services - 4.4%
Diamond Offshore Drilling, Inc.	67,400	6,361
GlobalSantaFe Corp.	226,600	15,477
Grant Prideco, Inc. (a)	322,600	18,320
National Oilwell Varco, Inc. (a)	309,840	29,264
Pride International, Inc. (a)	397,500	14,314
Schlumberger Ltd. (NY Shares)	377,100	29,365
Transocean, Inc. (a)	99,800	9,804
Weatherford International Ltd. (a)	128,300	6,972
		129,877
Oil, Gas & Consumable Fuels - 9.8%
Cabot Oil & Gas Corp.	84,400	3,292
Chesapeake Energy Corp.	371,900	12,964
Devon Energy Corp.	75,100	5,766
EOG Resources, Inc.	272,000	20,917
Goodrich Petroleum Corp. (a)(d)	83,800	2,985
Noble Energy, Inc.	79,300	5,019
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	547,999	$ 29,614
Petroplus Holdings AG	88,616	8,213
Quicksilver Resources, Inc. (a)	83,800	3,728
Southwestern Energy Co. (a)	62,000	2,951
Ultra Petroleum Corp. (a)	1,003,800	61,613
Valero Energy Corp.	1,768,900	131,995
		289,057
TOTAL ENERGY		418,934
FINANCIALS - 19.5%
Capital Markets - 13.9%
Ashmore Group plc	4,860,600	29,786
BlackRock, Inc. Class A	41,500	6,372
EFG International (a)	61,050	3,001
Fortress Investment Group LLC (d)	2,357,397	63,178
Goldman Sachs Group, Inc.	524,935	121,165
Greenhill & Co., Inc. (d)	359,800	25,906
Lazard Ltd. Class A	565,900	30,491
Merrill Lynch & Co., Inc.	402,600	37,333
Morgan Stanley	1,103,400	93,833
		411,065
Commercial Banks - 0.1%
Standard Chartered PLC (United Kingdom)	117,033	3,963
Diversified Financial Services - 5.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	148,114	78,649
Deutsche Boerse AG	24,800	5,870
Moody's Corp.	178,800	12,453
NETeller PLC (a)	795,852	1,387
NYSE Euronext (a)(d)	82,500	6,854
Oaktree Capital Group LLC (a)(e)	1,150,000	55,200
		160,413
Real Estate Management & Development - 0.1%
Country Garden Holdings Co. Ltd. (a)	1,655,000	1,424
TOTAL FINANCIALS		576,865
HEALTH CARE - 9.5%
Biotechnology - 4.1%
Amylin Pharmaceuticals, Inc. (a)	41,200	1,906
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,004,400	$ 61,509
Genentech, Inc. (a)	239,600	19,113
Gilead Sciences, Inc. (a)	369,300	30,567
NeurogesX, Inc.	578,500	4,686
Vertex Pharmaceuticals, Inc. (a)	97,200	2,902
		120,683
Health Care Equipment & Supplies - 0.3%
Intuitive Surgical, Inc. (a)(d)	23,100	3,179
Inverness Medical Innovations, Inc. (a)	101,800	4,855
		8,034
Health Care Providers & Services - 4.3%
Brookdale Senior Living, Inc.	66,600	3,144
Henry Schein, Inc. (a)	20,600	1,103
Humana, Inc. (a)	34,500	2,141
UnitedHealth Group, Inc.	2,180,757	119,440
		125,828
Health Care Technology - 0.2%
Cerner Corp. (a)	104,900	5,959
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	423,700	4,695
Pharmaceuticals - 0.5%
Allergan, Inc.	125,600	15,641
TOTAL HEALTH CARE		280,840
INDUSTRIALS - 1.7%
Airlines - 0.2%
AirAsia BHD (a)	2,091,400	1,206
AMR Corp. (a)	136,600	3,873
		5,079
Construction & Engineering - 1.2%
Fluor Corp.	312,100	32,490
Granite Construction, Inc.	20,800	1,425
		33,915
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	338,800	$ 7,274
Suzlon Energy Ltd.	83,719	2,673
		9,947
TOTAL INDUSTRIALS		48,941
INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 7.3%
ADVA AG Optical Networking (a)	125,031	1,223
Ciena Corp. (a)	481,000	16,508
Cisco Systems, Inc. (a)	230,800	6,213
F5 Networks, Inc. (a)	69,600	5,656
Juniper Networks, Inc. (a)	420,700	10,269
QUALCOMM, Inc.	1,593,400	68,437
Research In Motion Ltd. (a)	645,430	107,193
		215,499
Computers & Peripherals - 6.2%
Apple, Inc. (a)	1,004,200	122,071
EMC Corp. (a)	543,000	9,171
Hewlett-Packard Co.	228,300	10,436
SanDisk Corp. (a)	125,100	5,448
Sun Microsystems, Inc. (a)	7,003,800	35,719
		182,845
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A (a)(d)	3,300	176
Internet Software & Services - 18.5%
Akamai Technologies, Inc. (a)(d)	146,000	6,455
eBay, Inc. (a)	5,027,071	163,681
Google, Inc. Class A (sub. vtg.) (a)	750,400	373,508
NHN Corp.	2,532	483
		544,127
IT Services - 6.6%
Cognizant Technology Solutions Corp. Class A (a)	1,404,883	110,368
Infosys Technologies Ltd. sponsored ADR	248,600	12,244
Mastercard, Inc. Class A	226,525	33,877
Paychex, Inc. (d)	108,220	4,372
Satyam Computer Services Ltd. sponsored ADR	713,000	18,067
The Western Union Co.	710,900	15,960
		194,888
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. Class A (a)	135,850	$ 4,152
Marvell Technology Group Ltd. (a)	1,955,000	30,733
MEMC Electronic Materials, Inc. (a)	75,000	4,559
		39,444
Software - 2.1%
Electronic Arts, Inc. (a)	384,300	18,781
Nintendo Co. Ltd.	110,200	38,482
Salesforce.com, Inc. (a)	108,000	5,103
		62,366
TOTAL INFORMATION TECHNOLOGY		1,239,345
MATERIALS - 1.8%
Chemicals - 0.2%
Monsanto Co.	114,800	7,072
Metals & Mining - 1.6%
Arcelor Mittal	409,300	24,554
Carpenter Technology Corp.	66,600	8,829
Central African Mining & Exploration Co. PLC (a)	42,200	43
Freeport-McMoRan Copper & Gold, Inc. Class B	57,337	4,512
Titanium Metals Corp.	233,400	8,076
		46,014
TOTAL MATERIALS		53,086
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,466,291	60,616
Level 3 Communications, Inc. (a)	417,900	2,432
		63,048
Wireless Telecommunication Services - 2.0%
America Movil SA de CV Series L sponsored ADR	479,400	29,028
American Tower Corp. Class A (a)	241,500	10,428
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Bharti Airtel Ltd. (a)	747,858	$ 16,111
China Mobile (Hong Kong) Ltd. sponsored ADR	91,700	4,257
		59,824
TOTAL TELECOMMUNICATION SERVICES		122,872
TOTAL COMMON STOCKS (Cost $2,488,627)		2,951,876
Money Market Funds - 3.4%

Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c) (Cost $99,516)	99,516,040	99,516
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $2,588,143)		3,051,392
NET OTHER ASSETS - (3.4)%		(100,942)
NET ASSETS - 100%		$ 2,950,450
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,200,000 or 1.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 42
Fidelity Securities Lending Cash Central Fund	68
Total	$ 110
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Canada	5.7%
Bermuda	2.0%
India	1.6%
Japan	1.3%
United Kingdom	1.1%
Netherlands Antilles	1.0%
Mexico	1.0%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $462,417,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $98,576) - See accompanying schedule: Unaffiliated issuers (cost $2,488,627)	$ 2,951,876
Fidelity Central Funds (cost $99,516)	99,516
Total Investments (cost $2,588,143)		$ 3,051,392
Receivable for investments sold		38,739
Receivable for fund shares sold		898
Dividends receivable		1,425
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		8
Other receivables		405
Total assets		3,092,903

Liabilities
Payable to custodian bank	$ 503
Payable for investments purchased	30,151
Payable for fund shares redeemed	8,147
Accrued management fee	1,000
Distribution fees payable	1,128
Other affiliated payables	659
Other payables and accrued expenses	1,349
Collateral on securities loaned, at value	99,516
Total liabilities		142,453

Net Assets		$ 2,950,450
Net Assets consist of:
Paid in capital		$ 2,766,345
Accumulated net investment loss		(12,352)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(265,723)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		462,180
Net Assets		$ 2,950,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($450,969 ÷ 11,631 shares)	$ 38.77

Maximum offering price per share (100/94.25 of $38.77)	$ 41.14
Class T: Net Asset Value and redemption price per share ($2,216,217 ÷ 56,404 shares)	$ 39.29

Maximum offering price per share (100/96.50 of $39.29)	$ 40.72
Class B: Net Asset Value and offering price per share ($72,826 ÷ 1,938.3 shares)A	$ 37.57

Class C: Net Asset Value and offering price per share ($76,885 ÷ 2,036 shares)A	$ 37.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($133,553 ÷ 3,372 shares)	$ 39.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)
Investment Income
Dividends		$ 5,045
Interest		1
Income from Fidelity Central Funds		110
Total income		5,156

Expenses
Management fee Basic fee	$ 8,128
Performance adjustment	(3,022)
Transfer agent fees	3,532
Distribution fees	6,840
Accounting and security lending fees	436
Custodian fees and expenses	68
Independent trustees' compensation	5
Appreciation in deferred trustee compensation account	1
Registration fees	42
Audit	42
Legal	25
Interest	43
Miscellaneous	1,297
Total expenses before reductions	17,437
Expense reductions	(102)	17,335
Net investment income (loss)		(12,179)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,162
Investment not meeting investment restrictions	430
Foreign currency transactions	(8)
Total net realized gain (loss)		203,584
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $506)	94,401
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		94,387
Net gain (loss)		297,971
Net increase (decrease) in net assets resulting from operations		$ 285,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,179)	$ (12,071)
Net realized gain (loss)	203,584	283,677
Change in net unrealized appreciation (depreciation)	94,387	(69,014)
Net increase (decrease) in net assets resulting from operations	285,792	202,592
Distributions to shareholders from net investment income	-	(2,464)
Share transactions - net increase (decrease)	(352,097)	(1,222,511)
Total increase (decrease) in net assets	(66,305)	(1,022,383)

Net Assets
Beginning of period	3,016,755	4,039,138
End of period (including accumulated net investment loss of $12,352 and accumulated net investment loss of $173, respectively)	$ 2,950,450	$ 3,016,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.07	$ 32.68	$ 29.33	$ 27.09	$ 23.61	$ 28.39
Income from Investment Operations
Net investment income (loss) E	(.12)	(.07) H	.08	.12 I	.10	.14
Net realized and unrealized gain (loss)	3.82	2.55	3.45	2.20	3.55	(4.66)
Total from investment operations	3.70	2.48	3.53	2.32	3.65	(4.52)
Distributions from net investment income	-	(.09)	(.18)	(.08)	(.17)	(.26)
Net asset value, end of period	$ 38.77	$ 35.07	$ 32.68	$ 29.33	$ 27.09	$ 23.61
Total Return B, C, D	10.55%	7.60%	12.10%	8.59%	15.61%	(16.06)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.05% A	.98%	1.12%	1.15%	1.00%	.77%
Expenses net of fee waivers, if any	1.05% A	.98%	1.12%	1.15%	1.00%	.77%
Expenses net of all reductions	1.04% A	.97%	1.07%	1.13%	.96%	.73%
Net investment income (loss)	(.68)% A	(.21)% H	.25%	.44%	.41%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 451	$ 415	$ 365	$ 270	$ 219	$ 202
Portfolio turnover rate G	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%.

I Investment income per share reflects a special dividend which amounted to $.08 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.57	$ 33.11	$ 29.67	$ 27.40	$ 23.85	$ 28.64
Income from Investment Operations
Net investment income (loss) E	(.16)	(.12) H	.04	.09 I	.07	.11
Net realized and unrealized gain (loss)	3.88	2.59	3.49	2.22	3.60	(4.71)
Total from investment operations	3.72	2.47	3.53	2.31	3.67	(4.60)
Distributions from net investment income	-	(.01)	(.09)	(.04)	(.12)	(.19)
Net asset value, end of period	$ 39.29	$ 35.57	$ 33.11	$ 29.67	$ 27.40	$ 23.85
Total Return B, C, D	10.46%	7.45%	11.93%	8.44%	15.50%	(16.16)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.22% A	1.14%	1.25%	1.29%	1.12%	.90%
Expenses net of fee waivers, if any	1.22% A	1.14%	1.25%	1.29%	1.12%	.90%
Expenses net of all reductions	1.21% A	1.13%	1.20%	1.26%	1.09%	.86%
Net investment income (loss)	(.86)% A	(.36)% H	.12%	.31%	.28%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 2,216	$ 2,286	$ 3,132	$ 3,786	$ 4,578	$ 4,878
Portfolio turnover rate G	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Investment income per share reflects a special dividend which amounted to $.08 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.11	$ 31.93	$ 28.70	$ 26.65	$ 23.24	$ 27.91
Income from Investment Operations
Net investment income (loss) E	(.25)	(.31) H	(.15)	(.11) I	(.10)	(.06)
Net realized and unrealized gain (loss)	3.71	2.49	3.38	2.16	3.51	(4.61)
Total from investment operations	3.46	2.18	3.23	2.05	3.41	(4.67)
Net asset value, end of period	$ 37.57	$ 34.11	$ 31.93	$ 28.70	$ 26.65	$ 23.24
Total Return B, C, D	10.14%	6.83%	11.25%	7.69%	14.67%	(16.73)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80% A	1.76%	1.86%	1.98%	1.81%	1.57%
Expenses net of fee waivers, if any	1.80% A	1.76%	1.86%	1.98%	1.81%	1.57%
Expenses net of all reductions	1.79% A	1.75%	1.81%	1.96%	1.77%	1.53%
Net investment income (loss)	(1.44)% A	(.98)% H	(.50)%	(.39)%	(.41)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 121	$ 271	$ 451	$ 582	$ 598
Portfolio turnover rate G	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%.

I Investment income per share reflects a special dividend which amounted to $.07 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.28	$ 32.09	$ 28.85	$ 26.75	$ 23.32	$ 27.99
Income from Investment Operations
Net investment income (loss) E	(.25)	(.30) H	(.15)	(.09) I	(.09)	(.05)
Net realized and unrealized gain (loss)	3.73	2.49	3.39	2.19	3.52	(4.62)
Total from investment operations	3.48	2.19	3.24	2.10	3.43	(4.67)
Net asset value, end of period	$ 37.76	$ 34.28	$ 32.09	$ 28.85	$ 26.75	$ 23.32
Total Return B, C, D	10.15%	6.82%	11.23%	7.85%	14.71%	(16.68)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.79% A	1.74%	1.86%	1.93%	1.77%	1.53%
Expenses net of fee waivers, if any	1.79% A	1.74%	1.86%	1.93%	1.77%	1.53%
Expenses net of all reductions	1.79% A	1.73%	1.81%	1.90%	1.74%	1.49%
Net investment income (loss)	(1.43)% A	(.97)% H	(.49)%	(.33)%	(.37)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 78	$ 94	$ 114	$ 131	$ 142
Portfolio turnover rate G	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%.

I Investment income per share reflects a special dividend which amounted to $.07 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.76	$ 33.23	$ 29.78	$ 27.51	$ 24.00	$ 28.87
Income from Investment Operations
Net investment income (loss) D	(.05)	.05 G	.19	.24 H	.21	.25
Net realized and unrealized gain (loss)	3.90	2.63	3.50	2.23	3.59	(4.73)
Total from investment operations	3.85	2.68	3.69	2.47	3.80	(4.48)
Distributions from net investment income	-	(.15)	(.24)	(.20)	(.29)	(.39)
Net asset value, end of period	$ 39.61	$ 35.76	$ 33.23	$ 29.78	$ 27.51	$ 24.00
Total Return B, C	10.77%	8.10%	12.48%	9.03%	16.10%	(15.71)%
Ratios to Average Net Assets E, I
Expenses before reductions	.64% A	.62%	.76%	.75%	.57%	.38%
Expenses net of fee waivers, if any	.64% A	.62%	.76%	.75%	.57%	.38%
Expenses net of all reductions	.64% A	.61%	.71%	.73%	.54%	.34%
Net investment income (loss)	(.28)% A	.16% G	.61%	.84%	.83%	.96%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 117	$ 177	$ 311	$ 309	$ 155
Portfolio turnover rate F	84% A	121%	110%	61%	59%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%.

H Investment income per share reflects a special dividend which amounted to $.08 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2006, dividend income has been reduced $3,337 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 550,264
Unrealized depreciation	(88,570)
Net unrealized appreciation (depreciation)	$ 461,694
Cost for federal income tax purposes	$ 2,589,698

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,214,223 and $1,583,169, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 526	$ 10
Class T	.25%	.25%	5,459	123
Class B	.75%	.25%	479	361
Class C	.75%	.25%	376	14
			$ 6,840	$ 508

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	27
Class B*	65
Class C*	1
$ 108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 649.31
Class T	2,523.23
Class B	148.31
Class C	115.31
Institutional Class	97.16
	$ 3,532

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,612	5.41%	$ 43

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $68.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	22
Class B	2
Class C	2
Institutional Class	1
$ 31

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ -	$ 1,000
Class T	-	658
Institutional Class	-	806
Total	$ -	$ 2,464

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	1,120	4,523	$ 40,017	$ 144,892
Issued from conversion of Class B Shares A	598	-	21,105	-
Reinvestment of distributions	-	29	-	943
Shares redeemed	(1,915)	(3,897)	(68,649)	(125,047)
Net increase (decrease)	(197)	655	$ (7,527)	$ 20,788
Class T
Shares sold	2,141	5,324	$ 78,019	$ 174,341
Reinvestment of distributions	-	19	-	626
Shares redeemed	(9,995)	(35,688)	(362,275)	(1,171,179)
Net increase (decrease)	(7,854)	(30,345)	$ (284,256)	$ (996,212)
Class B
Shares sold	88	213	$ 3,066	$ 6,714
Shares redeemed	(1,085)	(5,145)	(37,620)	(161,188)
Converted into Class A Shares A	(616)	-	(21,105)	-
Net increase (decrease)	(1,613)	(4,932)	$ (55,659)	$ (154,474)
Class C
Shares sold	104	173	$ 3,711	$ 5,483
Shares redeemed	(351)	(832)	(12,326)	(26,288)
Net increase (decrease)	(247)	(659)	$ (8,615)	$ (20,805)
Institutional Class
Shares sold	734	2,790	$ 27,044	$ 91,003
Reinvestment of distributions	-	22	-	734
Shares redeemed	(625)	(4,868)	(23,085)	(163,545)
Net increase (decrease)	109	(2,056)	$ 3,959	$ (71,808)

A See Note 10

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 17, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To approve a change in the performance adjustment index for Fidelity Advisor Growth Opportunities Fund.
	# of Votes	% of Votes
Affirmative	1,167,919,340.66	79.803
Against	193,601,447.08	13.229
Abstain	101,981,328.10	6.968
TOTAL	1,463,502,115.84	100.000
PROPOSAL 2
To authorize the Trustees to change the performance adjustment index for Fidelity Advisor Growth Opportunities Fund in the future without a shareholder vote.
Affirmative	1,023,106,597.19	69.908
Against	341,842,640.98	23.358
Abstain	98,552,877.67	6.734
TOTAL	1,463,502,115.84	100.000

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GOI-USAN-0707
1.786794.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On July 18, 2007, shareholders of Fidelity® Advisor Large Cap Fund approved a new management contract for the fund, effective August 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,114.70	$ 6.17
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 5.89
Class T
Actual	$ 1,000.00	$ 1,113.30	$ 7.48
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.14
Class B
Actual	$ 1,000.00	$ 1,110.70	$ 10.21
HypotheticalA	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,110.90	$ 10.16
HypotheticalA	$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class
Actual	$ 1,000.00	$ 1,116.70	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.17%
Class T	1.42%
Class B	1.94%
Class C	1.93%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.0	7.1
American International Group, Inc.	3.1	3.4
Honeywell International, Inc.	3.0	4.1
Citigroup, Inc.	2.4	0.0
Google, Inc. Class A (sub. vtg.)	2.4	2.2
AT&T, Inc.	2.3	1.8
Johnson & Johnson	2.2	2.4
Bank of America Corp.	2.2	2.6
Procter & Gamble Co.	1.8	0.0
JPMorgan Chase & Co.	1.7	2.1
	27.1
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	20.2
Information Technology	19.0	18.1
Industrials	16.4	15.7
Health Care	12.3	15.3
Energy	10.7	10.8
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 99.3%		Stocks 98.4%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	18.1%	** Foreign investments	17.7%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Distributors - 0.3%
Li & Fung Ltd.	888,000	$ 2,979,503
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	163,028	7,820,453
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. (a)	19,600	564,676
Household Durables - 2.5%
D.R. Horton, Inc.	506,100	11,827,557
KB Home	220,100	10,100,389
Ryland Group, Inc.	9,200	425,040
Standard Pacific Corp. (d)	246,272	5,250,519
Tele Atlas NV (a)	53,200	1,214,052
		28,817,557
Media - 0.8%
McGraw-Hill Companies, Inc.	31,800	2,235,858
Time Warner, Inc.	340,400	7,274,348
		9,510,206
Multiline Retail - 0.7%
Target Corp.	130,900	8,172,087
Specialty Retail - 1.9%
Home Depot, Inc.	208,700	8,112,169
Limited Brands, Inc.	21,800	572,250
Staples, Inc.	506,979	12,704,894
		21,389,313
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	28,207	2,479,113
TOTAL CONSUMER DISCRETIONARY		81,732,908
CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	25,000	1,706,500
PepsiCo, Inc.	107,200	7,324,976
		9,031,476
Food & Staples Retailing - 1.3%
Tesco PLC	58,200	533,500
Tesco PLC Sponsored ADR	56,400	1,551,000
Wal-Mart Stores, Inc.	188,800	8,986,880
Walgreen Co.	93,600	4,224,168
		15,295,548
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)	32,612	$ 2,206,202
Marine Harvest ASA (a)	2,097,000	2,322,737
Nestle SA (Reg.)	29,221	11,390,346
		15,919,285
Household Products - 1.8%
Procter & Gamble Co.	322,300	20,482,165
Personal Products - 0.3%
Bare Escentuals, Inc.	68,900	2,890,355
TOTAL CONSUMER STAPLES		63,618,829
ENERGY - 10.7%
Energy Equipment & Services - 3.6%
Diamond Offshore Drilling, Inc.	47,000	4,435,390
GlobalSantaFe Corp.	46,200	3,155,460
National Oilwell Varco, Inc. (a)	73,600	6,951,520
Noble Corp.	22,126	2,044,221
North American Energy Partners, Inc.	80,900	1,711,845
Schlumberger Ltd. (NY Shares)	192,700	15,005,549
Smith International, Inc.	138,100	7,665,931
		40,969,916
Oil, Gas & Consumable Fuels - 7.1%
Boardwalk Pipeline Partners, LP	25,300	894,608
Canadian Natural Resources Ltd.	18,300	1,216,464
ConocoPhillips	142,100	11,002,803
EOG Resources, Inc.	105,500	8,112,950
Forest Oil Corp. (a)	78,900	3,202,551
Frontier Oil Corp.	68,000	2,737,680
NuStar GP Holdings LLC	63,900	2,357,271
OAO Gazprom sponsored ADR	28,700	1,046,115
Occidental Petroleum Corp.	73,100	4,018,307
Petroplus Holdings AG	25,093	2,325,513
Quicksilver Resources, Inc. (a)	121,600	5,409,984
Range Resources Corp.	207,000	8,019,180
Spectra Energy Corp.	104,900	2,793,487
Suncor Energy, Inc.	26,900	2,336,473
Ultra Petroleum Corp. (a)	129,900	7,973,262
Valero Energy Corp.	189,000	14,103,180
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Oil Sands, Inc. Class A (a)	41,600	$ 1,468,418
Williams Partners LP	44,100	2,148,552
		81,166,798
TOTAL ENERGY		122,136,714
FINANCIALS - 21.2%
Capital Markets - 4.0%
Bank of New York Co., Inc.	28,600	1,160,016
EFG International (a)	39,930	1,962,755
Investors Financial Services Corp.	223,276	13,735,940
Julius Baer Holding AG (Bearer)	36,662	2,789,988
KKR Private Equity Investors, LP	149,200	3,506,200
KKR Private Equity Investors, LP Restricted Depositary Units (e)	62,300	1,464,050
Lazard Ltd. Class A	89,200	4,806,096
State Street Corp.	48,841	3,334,375
T. Rowe Price Group, Inc.	37,200	1,910,220
UBS AG (NY Shares)	163,800	10,686,312
		45,355,952
Commercial Banks - 3.0%
Commerce Bancorp, Inc.	271,191	9,361,513
East West Bancorp, Inc.	65,700	2,663,478
Erste Bank AG	67,426	5,289,271
JSC Halyk Bank of Kazakhstan unit (a)	62,500	1,312,500
Societe Generale Series A	16,900	3,292,495
Standard Chartered PLC (United Kingdom)	350,248	11,858,697
VTB Bank JSC sponsored ADR (a)	25,300	285,890
		34,063,844
Diversified Financial Services - 6.3%
Bank of America Corp.	490,800	24,888,468
Citigroup, Inc.	511,300	27,860,737
JPMorgan Chase & Co.	376,421	19,509,900
		72,259,105
Insurance - 6.8%
ACE Ltd.	166,900	10,276,033
AFLAC, Inc.	135,000	7,136,100
American International Group, Inc.	497,987	36,024,380
Endurance Specialty Holdings Ltd.	132,771	5,288,269
Everest Re Group Ltd.	25,500	2,734,365
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	156,190	$ 5,379,184
RenaissanceRe Holdings Ltd.	71,100	4,172,859
The Chubb Corp.	136,600	7,495,242
		78,506,432
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	157,900	6,148,626
Radian Group, Inc.	109,962	6,806,648
		12,955,274
TOTAL FINANCIALS		243,140,607
HEALTH CARE - 12.3%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (a)	188,100	3,084,840
Amgen, Inc. (a)	120,100	6,765,233
Cephalon, Inc. (a)	99,035	8,220,895
CSL Ltd.	49,641	3,666,207
Genentech, Inc. (a)	45,500	3,629,535
Vertex Pharmaceuticals, Inc. (a)	62,300	1,860,278
		27,226,988
Health Care Equipment & Supplies - 2.8%
American Medical Systems Holdings, Inc. (a)	97,100	1,821,596
C.R. Bard, Inc.	36,500	3,080,965
Cooper Companies, Inc.	33,400	1,841,676
Gen-Probe, Inc. (a)	54,100	2,926,269
Hologic, Inc. (a)	56,845	3,074,746
Inverness Medical Innovations, Inc. (a)	367,000	17,502,230
Kyphon, Inc. (a)	15,700	745,593
Phonak Holding AG	13,890	1,326,962
		32,320,037
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	50,300	2,374,663
Humana, Inc. (a)	55,100	3,418,955
UnitedHealth Group, Inc.	147,800	8,095,006
		13,888,624
Health Care Technology - 0.2%
Cerner Corp. (a)	38,800	2,204,228
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)	99,400	$ 1,730,554
Pharmaceuticals - 5.5%
Allergan, Inc.	101,002	12,577,779
BioMimetic Therapeutics, Inc.	77,100	1,407,846
Elan Corp. PLC sponsored ADR (a)	155,400	3,064,488
Johnson & Johnson	408,600	25,852,122
Merck & Co., Inc.	248,772	13,048,091
Sirtris Pharmaceuticals, Inc.	13,600	175,304
Wyeth	121,600	7,033,344
		63,158,974
TOTAL HEALTH CARE		140,529,405
INDUSTRIALS - 16.4%
Aerospace & Defense - 3.8%
General Dynamics Corp.	21,200	1,701,088
Goodrich Corp.	62,700	3,730,023
Honeywell International, Inc.	593,700	34,381,167
United Technologies Corp.	50,400	3,555,720
		43,367,998
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	15,063	816,113
United Parcel Service, Inc. Class B	170,700	12,285,279
		13,101,392
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	34,700	2,264,869
Corporate Executive Board Co.	25,400	1,689,354
CoStar Group, Inc. (a)	43,959	2,385,215
		6,339,438
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	39,900	1,197,399
Shaw Group, Inc. (a)	14,000	566,440
		1,763,839
Electrical Equipment - 2.2%
ABB Ltd. sponsored ADR	194,600	4,178,062
Emerson Electric Co.	150,300	7,282,035
Energy Conversion Devices, Inc. (a)	44,300	1,523,034
Evergreen Solar, Inc. (a)	353,800	2,964,844
Genlyte Group, Inc. (a)	7,000	609,840
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Q-Cells AG	7,900	$ 659,050
SolarWorld AG (d)	46,200	4,220,963
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	87,143	2,955,891
Suzlon Energy Ltd.	42,499	1,356,863
		25,750,582
Industrial Conglomerates - 7.4%
3M Co.	109,300	9,614,028
General Electric Co.	1,823,300	68,519,615
Siemens AG sponsored ADR	50,600	6,679,200
		84,812,843
Machinery - 0.9%
Danaher Corp.	9,400	690,900
GEA Group AG	18,400	593,452
IDEX Corp.	40,650	1,532,505
Illinois Tool Works, Inc.	113,800	5,999,536
SPX Corp.	13,800	1,212,606
		10,028,999
Road & Rail - 0.2%
Hertz Global Holdings, Inc.	105,200	2,228,136
TOTAL INDUSTRIALS		187,393,227
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 3.1%
Alcatel-Lucent SA sponsored ADR	196,200	2,691,864
Cisco Systems, Inc. (a)	606,400	16,324,288
Corning, Inc. (a)	59,900	1,497,500
Juniper Networks, Inc. (a)	207,108	5,055,506
QUALCOMM, Inc.	149,900	6,438,205
Research In Motion Ltd. (a)	11,000	1,826,880
Sonus Networks, Inc. (a)	217,400	1,884,858
		35,719,101
Computers & Peripherals - 4.1%
Apple, Inc. (a)	90,500	11,001,180
Dell, Inc. (a)	233,098	6,263,343
EMC Corp. (a)	568,900	9,608,721
Hewlett-Packard Co.	152,500	6,970,775
Network Appliance, Inc. (a)	73,500	2,365,965
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	172,400	$ 7,508,020
Sun Microsystems, Inc. (a)	517,600	2,639,760
		46,357,764
Electronic Equipment & Instruments - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	70,000	494,778
Jabil Circuit, Inc.	261,400	6,012,200
Motech Industries, Inc.	147,000	1,855,577
Motech Industries, Inc. (a)(e)	89,753	1,108,450
		9,471,005
Internet Software & Services - 3.5%
Blinkx PLC	1,169,544	1,152,059
eBay, Inc. (a)	258,903	8,429,882
Google, Inc. Class A (sub. vtg.) (a)	54,050	26,903,388
LoopNet, Inc.	63,175	1,294,456
Terremark Worldwide, Inc. (a)	189,028	1,396,917
ValueClick, Inc. (a)	41,700	1,306,461
		40,483,163
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	67,100	5,271,376
Fiserv, Inc. (a)	21,400	1,267,950
MoneyGram International, Inc.	159,200	4,639,088
Satyam Computer Services Ltd. sponsored ADR	92,000	2,331,280
The Western Union Co.	313,300	7,033,585
		20,543,279
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	90,200	2,057,462
ARM Holdings PLC sponsored ADR	205,300	1,703,990
FormFactor, Inc. (a)	85,400	3,397,212
Intel Corp.	834,194	18,494,081
LSI Logic Corp. (a)	447,800	3,886,904
Marvell Technology Group Ltd. (a)	300,600	4,725,432
Maxim Integrated Products, Inc.	190,200	5,848,650
MEMC Electronic Materials, Inc. (a)	45,700	2,777,646
PMC-Sierra, Inc. (a)	288,503	2,224,358
Silicon Laboratories, Inc. (a)	43,100	1,492,122
Siliconware Precision Industries Co. Ltd. sponsored ADR	108,800	1,136,960
Taiwan Semiconductor Manufacturing Co. Ltd.	1,552,000	3,204,068
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,100	590,231
		51,539,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.2%
Autonomy Corp. PLC (a)	110,700	$ 1,694,308
Microsoft Corp.	147,438	4,521,923
Nintendo Co. Ltd.	19,600	6,844,320
Take-Two Interactive Software, Inc. (a)	49,100	1,010,969
		14,071,520
TOTAL INFORMATION TECHNOLOGY		218,184,948
MATERIALS - 2.0%
Chemicals - 0.8%
Celanese Corp. Class A	113,470	4,129,173
Georgia Gulf Corp.	53,916	930,590
Minerals Technologies, Inc.	30,300	1,927,383
Monsanto Co.	14,700	905,520
Zoltek Companies, Inc. (a)	42,200	1,588,830
		9,481,496
Metals & Mining - 1.2%
Alcoa, Inc.	94,300	3,892,704
Arcelor Mittal	100,100	6,004,999
Reliance Steel & Aluminum Co.	58,800	3,608,556
		13,506,259
TOTAL MATERIALS		22,987,755
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	625,700	25,866,438
Qwest Communications International, Inc. (a)	345,200	3,552,108
Verizon Communications, Inc.	131,400	5,719,842
		35,138,388
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	126,300	5,453,634
TOTAL TELECOMMUNICATION SERVICES		40,592,022
UTILITIES - 1.5%
Electric Utilities - 0.1%
Reliant Energy, Inc. (a)	44,200	1,132,404
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	130,300	3,092,019
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Clipper Windpower PLC (a)	190,600	$ 3,464,422
Constellation Energy Group, Inc.	27,900	2,560,383
NRG Energy, Inc.	61,100	5,370,079
		14,486,903
Multi-Utilities - 0.1%
Sempra Energy	27,100	1,661,772
TOTAL UTILITIES		17,281,079
TOTAL COMMON STOCKS (Cost $973,434,306)		1,137,597,494
Convertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,120,000	1,291,136
TOTAL CONVERTIBLE BONDS (Cost $1,138,925)		1,291,136
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	9,183,257	$ 9,183,257
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	7,803,448	7,803,448
TOTAL MONEY MARKET FUNDS (Cost $16,986,705)		16,986,705
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $991,559,936)		1,155,875,335
NET OTHER ASSETS - (0.9)%		(10,475,237)
NET ASSETS - 100%		$ 1,145,400,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,572,500 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 265,576
Fidelity Securities Lending Cash Central Fund	28,643
Total	$ 294,219
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.9%
Switzerland	3.1%
Bermuda	2.4%
United Kingdom	2.3%
Cayman Islands	1.7%
Canada	1.4%
Netherlands Antilles	1.3%
Germany	1.1%
Others (individually less than 1%)	4.8%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $6,139,877 of which $4,753,047 and $1,386,830 will expire on November 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,536,128) - See accompanying schedule: Unaffiliated issuers (cost $974,573,231)	$ 1,138,888,630
Fidelity Central Funds (cost $16,986,705)	16,986,705
Total Investments (cost $991,559,936)		$ 1,155,875,335
Cash		173,837
Receivable for investments sold		12,282,515
Receivable for fund shares sold		831,626
Dividends receivable		1,647,606
Interest receivable		21,817
Distributions receivable from Fidelity Central Funds		65,422
Prepaid expenses		2,091
Other receivables		13,553
Total assets		1,170,913,802

Liabilities
Payable for investments purchased	$ 15,123,564
Payable for fund shares redeemed	1,555,061
Accrued management fee	522,697
Distribution fees payable	199,890
Other affiliated payables	254,270
Other payables and accrued expenses	54,774
Collateral on securities loaned, at value	7,803,448
Total liabilities		25,513,704

Net Assets		$ 1,145,400,098
Net Assets consist of:
Paid in capital		$ 954,201,874
Undistributed net investment income		2,694,880
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		24,190,912
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,312,432
Net Assets		$ 1,145,400,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($157,156,039 ÷ 7,569,042 shares)	$ 20.76

Maximum offering price per share (100/94.25 of $20.76)	$ 22.03
Class T: Net Asset Value and redemption price per share ($183,102,056 ÷ 8,871,393 shares)	$ 20.64

Maximum offering price per share (100/96.50 of $20.64)	$ 21.39
Class B: Net Asset Value and offering price per share ($63,715,078 ÷ 3,239,155 shares)A	$ 19.67

Class C: Net Asset Value and offering price per share ($49,252,476 ÷ 2,509,049 shares)A	$ 19.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($692,174,449 ÷ 32,359,722 shares)	$ 21.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)
Investment Income
Dividends		$ 8,051,698
Interest		75,636
Income from Fidelity Central Funds		294,219
Total income		8,421,553

Expenses
Management fee	$ 2,796,138
Transfer agent fees	1,282,228
Distribution fees	1,133,753
Accounting and security lending fees	168,096
Custodian fees and expenses	56,627
Independent trustees' compensation	1,536
Registration fees	64,157
Audit	34,210
Legal	6,161
Miscellaneous	4,045
Total expenses before reductions	5,546,951
Expense reductions	(59,526)	5,487,425
Net investment income (loss)		2,934,128
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,447,121
Foreign currency transactions	(14,071)
Total net realized gain (loss)		34,433,050
Change in net unrealized appreciation (depreciation) on: Investment securities	77,430,103
Assets and liabilities in foreign currencies	(3,278)
Total change in net unrealized appreciation (depreciation)		77,426,825
Net gain (loss)		111,859,875
Net increase (decrease) in net assets resulting from operations		$ 114,794,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,934,128	$ 2,561,544
Net realized gain (loss)	34,433,050	58,055,083
Change in net unrealized appreciation (depreciation)	77,426,825	46,089,664
Net increase (decrease) in net assets resulting from operations	114,794,003	106,706,291
Distributions to shareholders from net investment income	(2,446,261)	(467,846)
Share transactions - net increase (decrease)	146,036,688	(101,445,197)
Total increase (decrease) in net assets	258,384,430	4,793,248

Net Assets
Beginning of period	887,015,668	882,222,420
End of period (including undistributed net investment income of $2,694,880 and undistributed net investment income of $2,207,013, respectively)	$ 1,145,400,098	$ 887,015,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.65	$ 16.55	$ 14.59	$ 13.64	$ 12.22	$ 14.98
Income from Investment Operations
Net investment income (loss) E	.05	.05	.01	.07 H	.01	- J
Net realized and unrealized gain (loss)	2.09	2.05	2.04	.88	1.41	(2.76)
Total from investment operations	2.14	2.10	2.05	.95	1.42	(2.76)
Distributions from net investment income	(.03)	-	(.08)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.03)	-	(.09)	-	-	-
Net asset value, end of period	$ 20.76	$ 18.65	$ 16.55	$ 14.59	$ 13.64	$ 12.22
Total Return B, C, D	11.47%	12.69%	14.13%	6.96%	11.62%	(18.42)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17% A	1.22%	1.25%	1.27%	1.31%	1.30%
Expenses net of fee waivers, if any	1.17% A	1.22%	1.25%	1.27%	1.31%	1.30%
Expenses net of all reductions	1.16% A	1.20%	1.19%	1.25%	1.25%	1.25%
Net investment income (loss)	.52% A	.29%	.07%	.47%	.05%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,156	$ 111,667	$ 76,059	$ 53,531	$ 45,003	$ 35,707
Portfolio turnover rate G	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.54	$ 16.49	$ 14.51	$ 13.59	$ 12.19	$ 14.97
Income from Investment Operations
Net investment income (loss) E	.03	.02	(.01)	.05 H	(.01)	(.02)
Net realized and unrealized gain (loss)	2.07	2.03	2.04	.87	1.41	(2.76)
Total from investment operations	2.10	2.05	2.03	.92	1.40	(2.78)
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	-	-	(.05)	-	-	-
Net asset value, end of period	$ 20.64	$ 18.54	$ 16.49	$ 14.51	$ 13.59	$ 12.19
Total Return B, C, D	11.33%	12.43%	14.03%	6.77%	11.48%	(18.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.42% A	1.41%	1.40%	1.41%	1.45%	1.44%
Expenses net of fee waivers, if any	1.42% A	1.41%	1.40%	1.41%	1.45%	1.44%
Expenses net of all reductions	1.41% A	1.40%	1.34%	1.39%	1.40%	1.39%
Net investment income (loss)	.27% A	.09%	(.08)%	.33%	(.10)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,102	$ 152,145	$ 286,738	$ 276,257	$ 274,805	$ 232,814
Portfolio turnover rate G	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 15.84	$ 13.98	$ 13.17	$ 11.89	$ 14.68
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.10)	(.04) H	(.08)	(.10)
Net realized and unrealized gain (loss)	1.98	1.95	1.96	.85	1.36	(2.69)
Total from investment operations	1.96	1.87	1.86	.81	1.28	(2.79)
Net asset value, end of period	$ 19.67	$ 17.71	$ 15.84	$ 13.98	$ 13.17	$ 11.89
Total Return B, C, D	11.07%	11.81%	13.30%	6.15%	10.77%	(19.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.99%	2.00%	2.11%	2.12%	2.08%
Expenses net of fee waivers, if any	1.94% A	1.99%	1.99%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.93% A	1.97%	1.93%	2.03%	2.00%	1.99%
Net investment income (loss)	(.24)% A	(.48)%	(.67)%	(.31)%	(.70)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,715	$ 69,399	$ 77,731	$ 83,728	$ 88,320	$ 84,325
Portfolio turnover rate G	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.67	$ 15.80	$ 13.95	$ 13.14	$ 11.86	$ 14.64
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.10)	(.04) H	(.08)	(.09)
Net realized and unrealized gain (loss)	1.98	1.95	1.95	.85	1.36	(2.69)
Total from investment operations	1.96	1.87	1.85	.81	1.28	(2.78)
Net asset value, end of period	$ 19.63	$ 17.67	$ 15.80	$ 13.95	$ 13.14	$ 11.86
Total Return B, C, D	11.09%	11.84%	13.26%	6.16%	10.79%	(18.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.97%	1.99%	2.02%	2.03%	2.02%
Expenses net of fee waivers, if any	1.93% A	1.97%	1.99%	2.02%	2.03%	2.02%
Expenses net of all reductions	1.92% A	1.96%	1.94%	2.00%	1.98%	1.96%
Net investment income (loss)	(.23)% A	(.47)%	(.68)%	(.28)%	(.68)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,252	$ 44,193	$ 42,084	$ 39,969	$ 40,426	$ 36,307
Portfolio turnover rate G	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 17.04	$ 15.00	$ 13.97	$ 12.47	$ 15.22
Income from Investment Operations
Net investment income (loss) D	.08	.11	.07	.12 G	.06	.06
Net realized and unrealized gain (loss)	2.16	2.11	2.10	.91	1.44	(2.81)
Total from investment operations	2.24	2.22	2.17	1.03	1.50	(2.75)
Distributions from net investment income	(.09)	(.02)	(.12)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.09)	(.02)	(.13)	-	-	-
Net asset value, end of period	$ 21.39	$ 19.24	$ 17.04	$ 15.00	$ 13.97	$ 12.47
Total Return B, C	11.67%	13.04%	14.58%	7.37%	12.03%	(18.07)%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.88%	.87%	.93%	.89%	.88%
Expenses net of fee waivers, if any	.85% A	.88%	.87%	.93%	.89%	.88%
Expenses net of all reductions	.84% A	.86%	.82%	.91%	.84%	.82%
Net investment income (loss)	.85% A	.63%	.44%	.81%	.46%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 692,174	$ 509,612	$ 399,610	$ 267,512	$ 144,877	$ 73,313
Portfolio turnover rate F	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 177,037,541
Unrealized depreciation	(16,267,258)
Net unrealized appreciation (depreciation)	$ 160,770,283
Cost for federal income tax purposes	$ 995,105,052

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $694,068,250 and $539,728,533, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On July 18, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin August 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (July, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 163,682	$ 18,471
Class T	.25%	.25%	414,818	10,105
Class B	.75%	.25%	327,558	246,424
Class C	.75%	.25%	227,695	29,931
			$ 1,133,753	$ 304,931

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,200
Class T	13,325
Class B*	46,913
Class C*	1,983
$ 98,421

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,848.30
Class T	247,455.30
Class B	101,019.31
Class C	68,702.30
Institutional Class	669,204.23
	$ 1,282,228

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,920 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,120 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $28,643.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,804 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,267. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,335
Class B	265
Institutional Class	11,330
$ 12,930

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements - continued

10. Other - continued

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 162,328	$ -
Institutional Class	2,283,933	467,846
Total	$ 2,446,261	$ 467,846

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	2,384,625	2,967,326	$ 45,835,379	$ 50,994,679
Reinvestment of distributions	8,014	-	149,613	-
Shares redeemed	(810,688)	(1,575,360)	(15,652,350)	(27,238,612)
Net increase (decrease)	1,581,951	1,391,966	$ 30,332,642	$ 23,756,067
Class T
Shares sold	2,021,047	2,467,257	$ 38,977,300	$ 42,420,856
Shares redeemed	(1,357,765)	(11,652,387)	(26,310,646)	(203,259,332)
Net increase (decrease)	663,282	(9,185,130)	$ 12,666,654	$ (160,838,476)
Class B
Shares sold	207,324	687,355	$ 3,776,075	$ 11,324,331
Shares redeemed	(886,709)	(1,676,804)	(16,165,008)	(27,553,391)
Net increase (decrease)	(679,385)	(989,449)	$ (12,388,933)	$ (16,229,060)
Class C
Shares sold	339,983	531,947	$ 6,149,264	$ 8,725,039
Shares redeemed	(331,357)	(694,384)	(6,032,596)	(11,420,087)
Net increase (decrease)	8,626	(162,437)	$ 116,668	$ (2,695,048)
Institutional Class
Shares sold	6,218,370	7,167,905	$ 122,239,873	$ 127,317,257
Reinvestment of distributions	118,082	26,986	2,268,355	464,960
Shares redeemed	(462,871)	(4,164,290)	(9,198,571)	(73,220,897)
Net increase (decrease)	5,873,581	3,030,601	$ 115,309,657	$ 54,561,320

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Large Cap Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the S&P 500 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the three- and five-year periods, although the fund's one-year cumulative return compared favorably to the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 3.2 basis points. As a result, the fund's hypothetical management fee would have been 3.2 basis points ($0.3 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LC-USAN-0707
1.786795.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On July 18, 2007, shareholders of Fidelity® Advisor Large Cap Fund approved a new management contract for the fund, effective August 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,114.70	$ 6.17
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 5.89
Class T
Actual	$ 1,000.00	$ 1,113.30	$ 7.48
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.14
Class B
Actual	$ 1,000.00	$ 1,110.70	$ 10.21
HypotheticalA	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,110.90	$ 10.16
HypotheticalA	$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class
Actual	$ 1,000.00	$ 1,116.70	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.17%
Class T	1.42%
Class B	1.94%
Class C	1.93%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.0	7.1
American International Group, Inc.	3.1	3.4
Honeywell International, Inc.	3.0	4.1
Citigroup, Inc.	2.4	0.0
Google, Inc. Class A (sub. vtg.)	2.4	2.2
AT&T, Inc.	2.3	1.8
Johnson & Johnson	2.2	2.4
Bank of America Corp.	2.2	2.6
Procter & Gamble Co.	1.8	0.0
JPMorgan Chase & Co.	1.7	2.1
	27.1
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	20.2
Information Technology	19.0	18.1
Industrials	16.4	15.7
Health Care	12.3	15.3
Energy	10.7	10.8
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 99.3%		Stocks 98.4%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	18.1%	** Foreign investments	17.7%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Distributors - 0.3%
Li & Fung Ltd.	888,000	$ 2,979,503
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	163,028	7,820,453
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. (a)	19,600	564,676
Household Durables - 2.5%
D.R. Horton, Inc.	506,100	11,827,557
KB Home	220,100	10,100,389
Ryland Group, Inc.	9,200	425,040
Standard Pacific Corp. (d)	246,272	5,250,519
Tele Atlas NV (a)	53,200	1,214,052
		28,817,557
Media - 0.8%
McGraw-Hill Companies, Inc.	31,800	2,235,858
Time Warner, Inc.	340,400	7,274,348
		9,510,206
Multiline Retail - 0.7%
Target Corp.	130,900	8,172,087
Specialty Retail - 1.9%
Home Depot, Inc.	208,700	8,112,169
Limited Brands, Inc.	21,800	572,250
Staples, Inc.	506,979	12,704,894
		21,389,313
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	28,207	2,479,113
TOTAL CONSUMER DISCRETIONARY		81,732,908
CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	25,000	1,706,500
PepsiCo, Inc.	107,200	7,324,976
		9,031,476
Food & Staples Retailing - 1.3%
Tesco PLC	58,200	533,500
Tesco PLC Sponsored ADR	56,400	1,551,000
Wal-Mart Stores, Inc.	188,800	8,986,880
Walgreen Co.	93,600	4,224,168
		15,295,548
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)	32,612	$ 2,206,202
Marine Harvest ASA (a)	2,097,000	2,322,737
Nestle SA (Reg.)	29,221	11,390,346
		15,919,285
Household Products - 1.8%
Procter & Gamble Co.	322,300	20,482,165
Personal Products - 0.3%
Bare Escentuals, Inc.	68,900	2,890,355
TOTAL CONSUMER STAPLES		63,618,829
ENERGY - 10.7%
Energy Equipment & Services - 3.6%
Diamond Offshore Drilling, Inc.	47,000	4,435,390
GlobalSantaFe Corp.	46,200	3,155,460
National Oilwell Varco, Inc. (a)	73,600	6,951,520
Noble Corp.	22,126	2,044,221
North American Energy Partners, Inc.	80,900	1,711,845
Schlumberger Ltd. (NY Shares)	192,700	15,005,549
Smith International, Inc.	138,100	7,665,931
		40,969,916
Oil, Gas & Consumable Fuels - 7.1%
Boardwalk Pipeline Partners, LP	25,300	894,608
Canadian Natural Resources Ltd.	18,300	1,216,464
ConocoPhillips	142,100	11,002,803
EOG Resources, Inc.	105,500	8,112,950
Forest Oil Corp. (a)	78,900	3,202,551
Frontier Oil Corp.	68,000	2,737,680
NuStar GP Holdings LLC	63,900	2,357,271
OAO Gazprom sponsored ADR	28,700	1,046,115
Occidental Petroleum Corp.	73,100	4,018,307
Petroplus Holdings AG	25,093	2,325,513
Quicksilver Resources, Inc. (a)	121,600	5,409,984
Range Resources Corp.	207,000	8,019,180
Spectra Energy Corp.	104,900	2,793,487
Suncor Energy, Inc.	26,900	2,336,473
Ultra Petroleum Corp. (a)	129,900	7,973,262
Valero Energy Corp.	189,000	14,103,180
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Oil Sands, Inc. Class A (a)	41,600	$ 1,468,418
Williams Partners LP	44,100	2,148,552
		81,166,798
TOTAL ENERGY		122,136,714
FINANCIALS - 21.2%
Capital Markets - 4.0%
Bank of New York Co., Inc.	28,600	1,160,016
EFG International (a)	39,930	1,962,755
Investors Financial Services Corp.	223,276	13,735,940
Julius Baer Holding AG (Bearer)	36,662	2,789,988
KKR Private Equity Investors, LP	149,200	3,506,200
KKR Private Equity Investors, LP Restricted Depositary Units (e)	62,300	1,464,050
Lazard Ltd. Class A	89,200	4,806,096
State Street Corp.	48,841	3,334,375
T. Rowe Price Group, Inc.	37,200	1,910,220
UBS AG (NY Shares)	163,800	10,686,312
		45,355,952
Commercial Banks - 3.0%
Commerce Bancorp, Inc.	271,191	9,361,513
East West Bancorp, Inc.	65,700	2,663,478
Erste Bank AG	67,426	5,289,271
JSC Halyk Bank of Kazakhstan unit (a)	62,500	1,312,500
Societe Generale Series A	16,900	3,292,495
Standard Chartered PLC (United Kingdom)	350,248	11,858,697
VTB Bank JSC sponsored ADR (a)	25,300	285,890
		34,063,844
Diversified Financial Services - 6.3%
Bank of America Corp.	490,800	24,888,468
Citigroup, Inc.	511,300	27,860,737
JPMorgan Chase & Co.	376,421	19,509,900
		72,259,105
Insurance - 6.8%
ACE Ltd.	166,900	10,276,033
AFLAC, Inc.	135,000	7,136,100
American International Group, Inc.	497,987	36,024,380
Endurance Specialty Holdings Ltd.	132,771	5,288,269
Everest Re Group Ltd.	25,500	2,734,365
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	156,190	$ 5,379,184
RenaissanceRe Holdings Ltd.	71,100	4,172,859
The Chubb Corp.	136,600	7,495,242
		78,506,432
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	157,900	6,148,626
Radian Group, Inc.	109,962	6,806,648
		12,955,274
TOTAL FINANCIALS		243,140,607
HEALTH CARE - 12.3%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (a)	188,100	3,084,840
Amgen, Inc. (a)	120,100	6,765,233
Cephalon, Inc. (a)	99,035	8,220,895
CSL Ltd.	49,641	3,666,207
Genentech, Inc. (a)	45,500	3,629,535
Vertex Pharmaceuticals, Inc. (a)	62,300	1,860,278
		27,226,988
Health Care Equipment & Supplies - 2.8%
American Medical Systems Holdings, Inc. (a)	97,100	1,821,596
C.R. Bard, Inc.	36,500	3,080,965
Cooper Companies, Inc.	33,400	1,841,676
Gen-Probe, Inc. (a)	54,100	2,926,269
Hologic, Inc. (a)	56,845	3,074,746
Inverness Medical Innovations, Inc. (a)	367,000	17,502,230
Kyphon, Inc. (a)	15,700	745,593
Phonak Holding AG	13,890	1,326,962
		32,320,037
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	50,300	2,374,663
Humana, Inc. (a)	55,100	3,418,955
UnitedHealth Group, Inc.	147,800	8,095,006
		13,888,624
Health Care Technology - 0.2%
Cerner Corp. (a)	38,800	2,204,228
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)	99,400	$ 1,730,554
Pharmaceuticals - 5.5%
Allergan, Inc.	101,002	12,577,779
BioMimetic Therapeutics, Inc.	77,100	1,407,846
Elan Corp. PLC sponsored ADR (a)	155,400	3,064,488
Johnson & Johnson	408,600	25,852,122
Merck & Co., Inc.	248,772	13,048,091
Sirtris Pharmaceuticals, Inc.	13,600	175,304
Wyeth	121,600	7,033,344
		63,158,974
TOTAL HEALTH CARE		140,529,405
INDUSTRIALS - 16.4%
Aerospace & Defense - 3.8%
General Dynamics Corp.	21,200	1,701,088
Goodrich Corp.	62,700	3,730,023
Honeywell International, Inc.	593,700	34,381,167
United Technologies Corp.	50,400	3,555,720
		43,367,998
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	15,063	816,113
United Parcel Service, Inc. Class B	170,700	12,285,279
		13,101,392
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	34,700	2,264,869
Corporate Executive Board Co.	25,400	1,689,354
CoStar Group, Inc. (a)	43,959	2,385,215
		6,339,438
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	39,900	1,197,399
Shaw Group, Inc. (a)	14,000	566,440
		1,763,839
Electrical Equipment - 2.2%
ABB Ltd. sponsored ADR	194,600	4,178,062
Emerson Electric Co.	150,300	7,282,035
Energy Conversion Devices, Inc. (a)	44,300	1,523,034
Evergreen Solar, Inc. (a)	353,800	2,964,844
Genlyte Group, Inc. (a)	7,000	609,840
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Q-Cells AG	7,900	$ 659,050
SolarWorld AG (d)	46,200	4,220,963
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	87,143	2,955,891
Suzlon Energy Ltd.	42,499	1,356,863
		25,750,582
Industrial Conglomerates - 7.4%
3M Co.	109,300	9,614,028
General Electric Co.	1,823,300	68,519,615
Siemens AG sponsored ADR	50,600	6,679,200
		84,812,843
Machinery - 0.9%
Danaher Corp.	9,400	690,900
GEA Group AG	18,400	593,452
IDEX Corp.	40,650	1,532,505
Illinois Tool Works, Inc.	113,800	5,999,536
SPX Corp.	13,800	1,212,606
		10,028,999
Road & Rail - 0.2%
Hertz Global Holdings, Inc.	105,200	2,228,136
TOTAL INDUSTRIALS		187,393,227
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 3.1%
Alcatel-Lucent SA sponsored ADR	196,200	2,691,864
Cisco Systems, Inc. (a)	606,400	16,324,288
Corning, Inc. (a)	59,900	1,497,500
Juniper Networks, Inc. (a)	207,108	5,055,506
QUALCOMM, Inc.	149,900	6,438,205
Research In Motion Ltd. (a)	11,000	1,826,880
Sonus Networks, Inc. (a)	217,400	1,884,858
		35,719,101
Computers & Peripherals - 4.1%
Apple, Inc. (a)	90,500	11,001,180
Dell, Inc. (a)	233,098	6,263,343
EMC Corp. (a)	568,900	9,608,721
Hewlett-Packard Co.	152,500	6,970,775
Network Appliance, Inc. (a)	73,500	2,365,965
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	172,400	$ 7,508,020
Sun Microsystems, Inc. (a)	517,600	2,639,760
		46,357,764
Electronic Equipment & Instruments - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	70,000	494,778
Jabil Circuit, Inc.	261,400	6,012,200
Motech Industries, Inc.	147,000	1,855,577
Motech Industries, Inc. (a)(e)	89,753	1,108,450
		9,471,005
Internet Software & Services - 3.5%
Blinkx PLC	1,169,544	1,152,059
eBay, Inc. (a)	258,903	8,429,882
Google, Inc. Class A (sub. vtg.) (a)	54,050	26,903,388
LoopNet, Inc.	63,175	1,294,456
Terremark Worldwide, Inc. (a)	189,028	1,396,917
ValueClick, Inc. (a)	41,700	1,306,461
		40,483,163
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	67,100	5,271,376
Fiserv, Inc. (a)	21,400	1,267,950
MoneyGram International, Inc.	159,200	4,639,088
Satyam Computer Services Ltd. sponsored ADR	92,000	2,331,280
The Western Union Co.	313,300	7,033,585
		20,543,279
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	90,200	2,057,462
ARM Holdings PLC sponsored ADR	205,300	1,703,990
FormFactor, Inc. (a)	85,400	3,397,212
Intel Corp.	834,194	18,494,081
LSI Logic Corp. (a)	447,800	3,886,904
Marvell Technology Group Ltd. (a)	300,600	4,725,432
Maxim Integrated Products, Inc.	190,200	5,848,650
MEMC Electronic Materials, Inc. (a)	45,700	2,777,646
PMC-Sierra, Inc. (a)	288,503	2,224,358
Silicon Laboratories, Inc. (a)	43,100	1,492,122
Siliconware Precision Industries Co. Ltd. sponsored ADR	108,800	1,136,960
Taiwan Semiconductor Manufacturing Co. Ltd.	1,552,000	3,204,068
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,100	590,231
		51,539,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.2%
Autonomy Corp. PLC (a)	110,700	$ 1,694,308
Microsoft Corp.	147,438	4,521,923
Nintendo Co. Ltd.	19,600	6,844,320
Take-Two Interactive Software, Inc. (a)	49,100	1,010,969
		14,071,520
TOTAL INFORMATION TECHNOLOGY		218,184,948
MATERIALS - 2.0%
Chemicals - 0.8%
Celanese Corp. Class A	113,470	4,129,173
Georgia Gulf Corp.	53,916	930,590
Minerals Technologies, Inc.	30,300	1,927,383
Monsanto Co.	14,700	905,520
Zoltek Companies, Inc. (a)	42,200	1,588,830
		9,481,496
Metals & Mining - 1.2%
Alcoa, Inc.	94,300	3,892,704
Arcelor Mittal	100,100	6,004,999
Reliance Steel & Aluminum Co.	58,800	3,608,556
		13,506,259
TOTAL MATERIALS		22,987,755
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	625,700	25,866,438
Qwest Communications International, Inc. (a)	345,200	3,552,108
Verizon Communications, Inc.	131,400	5,719,842
		35,138,388
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	126,300	5,453,634
TOTAL TELECOMMUNICATION SERVICES		40,592,022
UTILITIES - 1.5%
Electric Utilities - 0.1%
Reliant Energy, Inc. (a)	44,200	1,132,404
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	130,300	3,092,019
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Clipper Windpower PLC (a)	190,600	$ 3,464,422
Constellation Energy Group, Inc.	27,900	2,560,383
NRG Energy, Inc.	61,100	5,370,079
		14,486,903
Multi-Utilities - 0.1%
Sempra Energy	27,100	1,661,772
TOTAL UTILITIES		17,281,079
TOTAL COMMON STOCKS (Cost $973,434,306)		1,137,597,494
Convertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,120,000	1,291,136
TOTAL CONVERTIBLE BONDS (Cost $1,138,925)		1,291,136
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	9,183,257	$ 9,183,257
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	7,803,448	7,803,448
TOTAL MONEY MARKET FUNDS (Cost $16,986,705)		16,986,705
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $991,559,936)		1,155,875,335
NET OTHER ASSETS - (0.9)%		(10,475,237)
NET ASSETS - 100%		$ 1,145,400,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,572,500 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 265,576
Fidelity Securities Lending Cash Central Fund	28,643
Total	$ 294,219
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.9%
Switzerland	3.1%
Bermuda	2.4%
United Kingdom	2.3%
Cayman Islands	1.7%
Canada	1.4%
Netherlands Antilles	1.3%
Germany	1.1%
Others (individually less than 1%)	4.8%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $6,139,877 of which $4,753,047 and $1,386,830 will expire on November 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,536,128) - See accompanying schedule: Unaffiliated issuers (cost $974,573,231)	$ 1,138,888,630
Fidelity Central Funds (cost $16,986,705)	16,986,705
Total Investments (cost $991,559,936)		$ 1,155,875,335
Cash		173,837
Receivable for investments sold		12,282,515
Receivable for fund shares sold		831,626
Dividends receivable		1,647,606
Interest receivable		21,817
Distributions receivable from Fidelity Central Funds		65,422
Prepaid expenses		2,091
Other receivables		13,553
Total assets		1,170,913,802

Liabilities
Payable for investments purchased	$ 15,123,564
Payable for fund shares redeemed	1,555,061
Accrued management fee	522,697
Distribution fees payable	199,890
Other affiliated payables	254,270
Other payables and accrued expenses	54,774
Collateral on securities loaned, at value	7,803,448
Total liabilities		25,513,704

Net Assets		$ 1,145,400,098
Net Assets consist of:
Paid in capital		$ 954,201,874
Undistributed net investment income		2,694,880
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		24,190,912
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,312,432
Net Assets		$ 1,145,400,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($157,156,039 ÷ 7,569,042 shares)	$ 20.76

Maximum offering price per share (100/94.25 of $20.76)	$ 22.03
Class T: Net Asset Value and redemption price per share ($183,102,056 ÷ 8,871,393 shares)	$ 20.64

Maximum offering price per share (100/96.50 of $20.64)	$ 21.39
Class B: Net Asset Value and offering price per share ($63,715,078 ÷ 3,239,155 shares)A	$ 19.67

Class C: Net Asset Value and offering price per share ($49,252,476 ÷ 2,509,049 shares)A	$ 19.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($692,174,449 ÷ 32,359,722 shares)	$ 21.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)
Investment Income
Dividends		$ 8,051,698
Interest		75,636
Income from Fidelity Central Funds		294,219
Total income		8,421,553

Expenses
Management fee	$ 2,796,138
Transfer agent fees	1,282,228
Distribution fees	1,133,753
Accounting and security lending fees	168,096
Custodian fees and expenses	56,627
Independent trustees' compensation	1,536
Registration fees	64,157
Audit	34,210
Legal	6,161
Miscellaneous	4,045
Total expenses before reductions	5,546,951
Expense reductions	(59,526)	5,487,425
Net investment income (loss)		2,934,128
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,447,121
Foreign currency transactions	(14,071)
Total net realized gain (loss)		34,433,050
Change in net unrealized appreciation (depreciation) on: Investment securities	77,430,103
Assets and liabilities in foreign currencies	(3,278)
Total change in net unrealized appreciation (depreciation)		77,426,825
Net gain (loss)		111,859,875
Net increase (decrease) in net assets resulting from operations		$ 114,794,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,934,128	$ 2,561,544
Net realized gain (loss)	34,433,050	58,055,083
Change in net unrealized appreciation (depreciation)	77,426,825	46,089,664
Net increase (decrease) in net assets resulting from operations	114,794,003	106,706,291
Distributions to shareholders from net investment income	(2,446,261)	(467,846)
Share transactions - net increase (decrease)	146,036,688	(101,445,197)
Total increase (decrease) in net assets	258,384,430	4,793,248

Net Assets
Beginning of period	887,015,668	882,222,420
End of period (including undistributed net investment income of $2,694,880 and undistributed net investment income of $2,207,013, respectively)	$ 1,145,400,098	$ 887,015,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.65	$ 16.55	$ 14.59	$ 13.64	$ 12.22	$ 14.98
Income from Investment Operations
Net investment income (loss) E	.05	.05	.01	.07 H	.01	- J
Net realized and unrealized gain (loss)	2.09	2.05	2.04	.88	1.41	(2.76)
Total from investment operations	2.14	2.10	2.05	.95	1.42	(2.76)
Distributions from net investment income	(.03)	-	(.08)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.03)	-	(.09)	-	-	-
Net asset value, end of period	$ 20.76	$ 18.65	$ 16.55	$ 14.59	$ 13.64	$ 12.22
Total Return B, C, D	11.47%	12.69%	14.13%	6.96%	11.62%	(18.42)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17% A	1.22%	1.25%	1.27%	1.31%	1.30%
Expenses net of fee waivers, if any	1.17% A	1.22%	1.25%	1.27%	1.31%	1.30%
Expenses net of all reductions	1.16% A	1.20%	1.19%	1.25%	1.25%	1.25%
Net investment income (loss)	.52% A	.29%	.07%	.47%	.05%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,156	$ 111,667	$ 76,059	$ 53,531	$ 45,003	$ 35,707
Portfolio turnover rate G	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.54	$ 16.49	$ 14.51	$ 13.59	$ 12.19	$ 14.97
Income from Investment Operations
Net investment income (loss) E	.03	.02	(.01)	.05 H	(.01)	(.02)
Net realized and unrealized gain (loss)	2.07	2.03	2.04	.87	1.41	(2.76)
Total from investment operations	2.10	2.05	2.03	.92	1.40	(2.78)
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	-	-	(.05)	-	-	-
Net asset value, end of period	$ 20.64	$ 18.54	$ 16.49	$ 14.51	$ 13.59	$ 12.19
Total Return B, C, D	11.33%	12.43%	14.03%	6.77%	11.48%	(18.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.42% A	1.41%	1.40%	1.41%	1.45%	1.44%
Expenses net of fee waivers, if any	1.42% A	1.41%	1.40%	1.41%	1.45%	1.44%
Expenses net of all reductions	1.41% A	1.40%	1.34%	1.39%	1.40%	1.39%
Net investment income (loss)	.27% A	.09%	(.08)%	.33%	(.10)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,102	$ 152,145	$ 286,738	$ 276,257	$ 274,805	$ 232,814
Portfolio turnover rate G	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 15.84	$ 13.98	$ 13.17	$ 11.89	$ 14.68
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.10)	(.04) H	(.08)	(.10)
Net realized and unrealized gain (loss)	1.98	1.95	1.96	.85	1.36	(2.69)
Total from investment operations	1.96	1.87	1.86	.81	1.28	(2.79)
Net asset value, end of period	$ 19.67	$ 17.71	$ 15.84	$ 13.98	$ 13.17	$ 11.89
Total Return B, C, D	11.07%	11.81%	13.30%	6.15%	10.77%	(19.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.99%	2.00%	2.11%	2.12%	2.08%
Expenses net of fee waivers, if any	1.94% A	1.99%	1.99%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.93% A	1.97%	1.93%	2.03%	2.00%	1.99%
Net investment income (loss)	(.24)% A	(.48)%	(.67)%	(.31)%	(.70)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,715	$ 69,399	$ 77,731	$ 83,728	$ 88,320	$ 84,325
Portfolio turnover rate G	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 17.67	$ 15.80	$ 13.95	$ 13.14	$ 11.86	$ 14.64
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.10)	(.04) H	(.08)	(.09)
Net realized and unrealized gain (loss)	1.98	1.95	1.95	.85	1.36	(2.69)
Total from investment operations	1.96	1.87	1.85	.81	1.28	(2.78)
Net asset value, end of period	$ 19.63	$ 17.67	$ 15.80	$ 13.95	$ 13.14	$ 11.86
Total Return B, C, D	11.09%	11.84%	13.26%	6.16%	10.79%	(18.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.97%	1.99%	2.02%	2.03%	2.02%
Expenses net of fee waivers, if any	1.93% A	1.97%	1.99%	2.02%	2.03%	2.02%
Expenses net of all reductions	1.92% A	1.96%	1.94%	2.00%	1.98%	1.96%
Net investment income (loss)	(.23)% A	(.47)%	(.68)%	(.28)%	(.68)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,252	$ 44,193	$ 42,084	$ 39,969	$ 40,426	$ 36,307
Portfolio turnover rate G	109% A	92%	188%	64%	72%	96%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 17.04	$ 15.00	$ 13.97	$ 12.47	$ 15.22
Income from Investment Operations
Net investment income (loss) D	.08	.11	.07	.12 G	.06	.06
Net realized and unrealized gain (loss)	2.16	2.11	2.10	.91	1.44	(2.81)
Total from investment operations	2.24	2.22	2.17	1.03	1.50	(2.75)
Distributions from net investment income	(.09)	(.02)	(.12)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.09)	(.02)	(.13)	-	-	-
Net asset value, end of period	$ 21.39	$ 19.24	$ 17.04	$ 15.00	$ 13.97	$ 12.47
Total Return B, C	11.67%	13.04%	14.58%	7.37%	12.03%	(18.07)%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.88%	.87%	.93%	.89%	.88%
Expenses net of fee waivers, if any	.85% A	.88%	.87%	.93%	.89%	.88%
Expenses net of all reductions	.84% A	.86%	.82%	.91%	.84%	.82%
Net investment income (loss)	.85% A	.63%	.44%	.81%	.46%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 692,174	$ 509,612	$ 399,610	$ 267,512	$ 144,877	$ 73,313
Portfolio turnover rate F	109% A	92%	188%	64%	72%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 177,037,541
Unrealized depreciation	(16,267,258)
Net unrealized appreciation (depreciation)	$ 160,770,283
Cost for federal income tax purposes	$ 995,105,052

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $694,068,250 and $539,728,533, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On July 18, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin August 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (July, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 163,682	$ 18,471
Class T	.25%	.25%	414,818	10,105
Class B	.75%	.25%	327,558	246,424
Class C	.75%	.25%	227,695	29,931
			$ 1,133,753	$ 304,931

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,200
Class T	13,325
Class B*	46,913
Class C*	1,983
$ 98,421

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,848.30
Class T	247,455.30
Class B	101,019.31
Class C	68,702.30
Institutional Class	669,204.23
	$ 1,282,228

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,920 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,120 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $28,643.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28,804 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,267. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,335
Class B	265
Institutional Class	11,330
$ 12,930

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements - continued

10. Other - continued

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 162,328	$ -
Institutional Class	2,283,933	467,846
Total	$ 2,446,261	$ 467,846

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	2,384,625	2,967,326	$ 45,835,379	$ 50,994,679
Reinvestment of distributions	8,014	-	149,613	-
Shares redeemed	(810,688)	(1,575,360)	(15,652,350)	(27,238,612)
Net increase (decrease)	1,581,951	1,391,966	$ 30,332,642	$ 23,756,067
Class T
Shares sold	2,021,047	2,467,257	$ 38,977,300	$ 42,420,856
Shares redeemed	(1,357,765)	(11,652,387)	(26,310,646)	(203,259,332)
Net increase (decrease)	663,282	(9,185,130)	$ 12,666,654	$ (160,838,476)
Class B
Shares sold	207,324	687,355	$ 3,776,075	$ 11,324,331
Shares redeemed	(886,709)	(1,676,804)	(16,165,008)	(27,553,391)
Net increase (decrease)	(679,385)	(989,449)	$ (12,388,933)	$ (16,229,060)
Class C
Shares sold	339,983	531,947	$ 6,149,264	$ 8,725,039
Shares redeemed	(331,357)	(694,384)	(6,032,596)	(11,420,087)
Net increase (decrease)	8,626	(162,437)	$ 116,668	$ (2,695,048)
Institutional Class
Shares sold	6,218,370	7,167,905	$ 122,239,873	$ 127,317,257
Reinvestment of distributions	118,082	26,986	2,268,355	464,960
Shares redeemed	(462,871)	(4,164,290)	(9,198,571)	(73,220,897)
Net increase (decrease)	5,873,581	3,030,601	$ 115,309,657	$ 54,561,320

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Large Cap Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the S&P 500 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the three- and five-year periods, although the fund's one-year cumulative return compared favorably to the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 3.2 basis points. As a result, the fund's hypothetical management fee would have been 3.2 basis points ($0.3 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LCI-USAN-0707
1.786796.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,209.70	$ 6.23
HypotheticalA	$ 1,000.00	$ 1,019.30	$ 5.69
Class T
Actual	$ 1,000.00	$ 1,208.50	$ 7.49
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.84
Class B
Actual	$ 1,000.00	$ 1,205.10	$ 10.56
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,205.60	$ 10.17
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class
Actual	$ 1,000.00	$ 1,211.50	$ 4.63
HypotheticalA	$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.13%
Class T	1.36%
Class B	1.92%
Class C	1.85%
Institutional Class	.84%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	2.9	0.1
Celanese Corp. Class A	2.6	2.7
Amkor Technology, Inc.	2.4	2.5
Teekay Shipping Corp.	2.4	2.9
ON Semiconductor Corp.	2.2	2.2
Universal Compression Holdings, Inc.	2.1	3.0
El Paso Corp.	2.1	3.0
Overseas Shipholding Group, Inc.	2.1	1.8
Forest Oil Corp.	2.0	2.0
Service Corp. International	1.8	2.2
	22.6
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	30.7	33.0
Information Technology	16.5	19.7
Industrials	15.3	11.0
Materials	12.0	8.8
Consumer Discretionary	8.4	7.9
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 93.8%		Stocks 94.0%
	Bonds 0.2%		Bonds 0.4%
	Convertible Securities 0.5%		Convertible Securities 0.1%
	Other 0.0%		Other 0.0%
	Short-Term Investments and Net Other Assets 5.5%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	12.1%	** Foreign investments	15.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.0%
Delphi Corp. (a)	1,000,000	$ 2,710,000
Tenneco, Inc. (a)	353,300	11,521,113
The Goodyear Tire & Rubber Co. (a)	255,000	9,044,850
TRW Automotive Holdings Corp. (a)	283,200	11,492,256
		34,768,219
Automobiles - 0.1%
Ford Motor Co. (f)	580,000	4,837,200
Diversified Consumer Services - 2.0%
Carriage Services, Inc. Class A	36,900	281,547
Coinmach Service Corp. Class A	192,600	2,118,600
Service Corp. International	4,465,200	62,423,496
Stewart Enterprises, Inc. Class A	399,603	3,092,927
		67,916,570
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	329,640	8,956,319
Friendly Ice Cream Corp. (a)	41,076	558,634
Penn National Gaming, Inc. (a)	292,100	15,606,903
Six Flags, Inc. (f)	1,179,000	7,298,010
Station Casinos, Inc.	90,000	7,906,500
Steak n Shake Co. (a)	253,100	3,847,120
		44,173,486
Household Durables - 0.4%
Black & Decker Corp.	61,900	5,845,217
Foamex International, Inc. (a)	267,000	3,684,600
Sealy Corp., Inc.	200,000	3,310,000
		12,839,817
Internet & Catalog Retail - 0.1%
Audible, Inc. (a)(f)	150,000	1,503,000
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	352,890	6,412,011
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	330,300	11,953,557
Charter Communications, Inc. Class A (a)	2,845,500	11,410,455
Cinemark Holdings, Inc. (a)	311,800	6,033,330
Gray Television, Inc.	817,120	8,391,822
Knology, Inc. (a)(f)	49,885	928,360
Liberty Global, Inc.:
Class A (a)	198,300	7,614,720
Class C (a)	2,264	80,938
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)	11,800	$ 418,664
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	11,508,588
RCN Corp.	353,500	9,951,025
Regal Entertainment Group Class A	100	2,288
Tribune Co.	93,900	3,121,124
Virgin Media, Inc.	403,030	10,446,538
		81,861,409
Specialty Retail - 0.7%
Gamestop Corp. Class A (a)	199,200	7,366,416
Gap, Inc.	87,400	1,618,648
Sally Beauty Holdings, Inc. (a)	1,303,600	11,954,012
The Pep Boys - Manny, Moe & Jack	50,200	1,069,260
		22,008,336
TOTAL CONSUMER DISCRETIONARY		276,320,048
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.5%
Koninklijke Ahold NV sponsored ADR (a)	1,405,100	17,563,750
Kroger Co.	286,100	8,674,552
SUPERVALU, Inc.	549,800	26,192,472
		52,430,774
Food Products - 1.5%
Corn Products International, Inc.	380,830	15,625,455
Dean Foods Co.	448,700	14,699,412
Interstate Bakeries Corp. (a)	1,323,300	3,969,900
Kellogg Co.	15,100	815,098
Smithfield Foods, Inc. (a)(f)	477,400	15,343,636
		50,453,501
Personal Products - 0.4%
Playtex Products, Inc. (a)	676,500	10,079,850
Revlon, Inc. Class A (sub. vtg.) (a)	1,651,383	2,278,909
		12,358,759
TOTAL CONSUMER STAPLES		115,243,034
ENERGY - 30.3%
Energy Equipment & Services - 7.5%
Basic Energy Services, Inc. (a)	85,700	2,288,190
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc. (a)	858,380	$ 48,747,400
Grey Wolf, Inc. (a)	3,019,861	23,917,299
Hanover Compressor Co. (a)	1,486,600	37,165,000
Hercules Offshore, Inc. (a)(f)	485,478	16,957,747
Nabors Industries Ltd. (a)	178,600	6,240,284
Noble Corp.	150,000	13,858,500
Oil States International, Inc. (a)	103,500	4,029,255
Parker Drilling Co. (a)	944,929	11,046,220
Petroleum Geo-Services ASA sponsored ADR (a)	263,844	6,619,846
Pride International, Inc. (a)	237,900	8,566,779
Rowan Companies, Inc.	108,000	4,263,840
Universal Compression Holdings, Inc. (a)	959,100	71,270,721
		254,971,081
Oil, Gas & Consumable Fuels - 22.8%
Alpha Natural Resources, Inc. (a)	1,703,950	32,835,117
Anadarko Petroleum Corp.	120,300	5,972,895
Arch Coal, Inc.	311,745	12,588,263
Cabot Oil & Gas Corp.	321,600	12,542,400
Canadian Natural Resources Ltd.	100,000	6,647,342
Chesapeake Energy Corp. (f)	1,526,500	53,213,790
ConocoPhillips	187,564	14,523,081
El Paso Corp.	4,105,100	69,950,904
EOG Resources, Inc.	165,400	12,719,260
Forest Oil Corp. (a)(f)	1,667,157	67,669,903
Frontier Oil Corp.	380,000	15,298,800
Frontline Ltd. (f)	14,700	684,934
Frontline Ltd. (NY Shares)	821,000	37,601,800
General Maritime Corp.	1,426,600	43,254,512
Houston Exploration Co. (a)	44,700	2,683,788
Mariner Energy, Inc. (a)	1,185,276	29,608,194
Massey Energy Co.	175,200	5,077,296
Nexen, Inc.	326,800	9,784,596
Occidental Petroleum Corp.	82,656	4,543,600
Overseas Shipholding Group, Inc.	875,100	69,614,205
Paladin Resources Ltd. (a)	849,100	6,152,844
Peabody Energy Corp.	450,784	24,360,367
Petrohawk Energy Corp. (a)	1,527,128	24,892,186
Plains Exploration & Production Co. (a)	96,700	5,117,364
Pogo Producing Co.	120,300	6,504,621
Range Resources Corp.	615,300	23,836,722
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ship Finance International Ltd.:
(Norway)	3,780	$ 115,015
(NY Shares)	484,910	15,066,154
Teekay Shipping Corp.	1,359,000	82,708,740
Valero Energy Corp.	624,300	46,585,266
Williams Companies, Inc.	924,800	29,371,648
		771,525,607
TOTAL ENERGY		1,026,496,688
FINANCIALS - 0.9%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.	69,500	6,444,735
Commercial Banks - 0.3%
PNC Financial Services Group, Inc.	122,700	9,055,260
Insurance - 0.1%
American Financial Group, Inc.	130,500	4,652,325
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	150,100	5,586,722
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	158,200	6,160,308
TOTAL FINANCIALS		31,899,350
HEALTH CARE - 3.2%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	397,844
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	191,500	10,884,860
Beckman Coulter, Inc. (f)	155,900	10,195,860
Hospira, Inc. (a)	162,700	6,481,968
		27,562,688
Health Care Providers & Services - 2.3%
DaVita, Inc. (a)	670,900	37,053,807
Quest Diagnostics, Inc. (f)	170,800	8,372,616
ResCare, Inc. (a)	449,800	9,310,860
Rural/Metro Corp. (a)	343,733	2,402,694
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)(f)	944,548	$ 6,564,609
VCA Antech, Inc. (a)	300,000	11,874,000
		75,578,586
Pharmaceuticals - 0.1%
Adams Respiratory Therapeutics, Inc. (a)	92,700	4,245,660
TOTAL HEALTH CARE		107,784,778
INDUSTRIALS - 15.3%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	77,000	6,616,610
DRS Technologies, Inc.	59,700	3,065,595
United Technologies Corp.	239,600	16,903,780
		26,585,985
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	114,577	2,671,936
Airlines - 1.1%
AirTran Holdings, Inc. (a)	138,500	1,716,015
AMR Corp. (a)	288,770	8,186,630
Delta Air Lines, Inc. (a)	900,511	17,154,735
Northwest Airlines Corp. (a)	46,189	1,161,653
UAL Corp. (a)	200,000	7,852,000
		36,071,033
Building Products - 2.5%
American Standard Companies, Inc.	579,900	34,666,422
Armstrong World Industries, Inc. (a)	46,526	2,606,852
Goodman Global, Inc.	120,400	2,639,168
Lennox International, Inc.	197,100	6,750,675
Owens Corning (a)(f)	1,038,760	37,291,484
		83,954,601
Commercial Services & Supplies - 4.0%
Allied Waste Industries, Inc.	2,862,000	38,522,520
Cenveo, Inc. (a)	1,368,300	33,400,203
Clean Harbors, Inc.	209,300	9,835,007
Deluxe Corp.	128,800	5,624,696
Interface, Inc. Class A	108,200	1,826,416
Layne Christensen Co. (a)	41,499	1,867,870
Republic Services, Inc.	155,250	4,700,970
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
SAIC, Inc.	597,400	$ 12,037,610
Waste Management, Inc.	676,000	26,140,920
		133,956,212
Construction & Engineering - 1.3%
Foster Wheeler Ltd. (a)	427,000	44,211,580
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	257,263	3,982,431
Industrial Conglomerates - 1.1%
Tyco International Ltd.	1,145,300	38,207,208
Machinery - 2.0%
Accuride Corp. (a)	377,029	5,926,896
American Science & Engineering, Inc. (a)(f)	141,609	7,672,376
Badger Meter, Inc. (f)	155,646	3,998,546
Cummins, Inc.	62,300	5,870,529
Eaton Corp.	210,500	19,732,270
FreightCar America, Inc.	41,982	2,075,170
Navistar International Corp. (a)	29,100	1,888,299
SPX Corp.	19,800	1,739,826
Terex Corp. (a)	35,600	3,017,812
Thermadyne Holdings Corp. (a)	5,100	83,385
Timken Co.	7,200	253,152
Watts Water Technologies, Inc. Class A (f)	407,764	15,454,256
		67,712,517
Marine - 1.1%
American Commercial Lines, Inc. (a)	3,400	107,746
Genco Shipping & Trading Ltd.	200,000	7,612,000
Golden Ocean Group Ltd.	232,800	617,630
Navios Maritime Holdings, Inc.	2,126,567	22,328,954
OceanFreight, Inc. (a)	335,400	6,942,780
		37,609,110
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	158,700	14,779,731
Kansas City Southern (f)	50,500	2,073,025
		16,852,756
Trading Companies & Distributors - 0.7%
H&E Equipment Services, Inc. (a)	3,100	80,972
UAP Holding Corp.	488,200	14,382,372
United Rentals, Inc. (a)	279,500	9,377,225
		23,840,569
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	95,400	$ 1,764,900
TOTAL INDUSTRIALS		517,420,838
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.4%
Alcatel-Lucent SA sponsored ADR	152,314	2,089,748
Motorola, Inc.	511,300	9,300,547
		11,390,295
Computers & Peripherals - 1.3%
EMC Corp. (a)	1,749,100	29,542,299
Seagate Technology	558,100	11,491,279
Sun Microsystems, Inc. (a)	493,300	2,515,830
		43,549,408
Electronic Equipment & Instruments - 3.1%
Benchmark Electronics, Inc. (a)	150,000	3,316,500
Cogent, Inc. (a)(f)	891,083	13,793,965
DDi Corp. (a)	23,328	163,763
Flextronics International Ltd. (a)	4,786,200	55,280,610
Itron, Inc. (a)	215,600	14,585,340
Merix Corp. (a)	446,225	3,337,763
SMTC Corp. (a)	343,580	1,614,826
Solectron Corp. (a)	1,048,400	3,564,560
TTM Technologies, Inc. (a)	153,686	1,699,767
Viasystems Group, Inc. (a)	213,790	1,924,110
Viasystems Group, Inc. (a)(h)	47,440	426,960
Vishay Intertechnology, Inc. (a)	327,800	5,841,396
		105,549,560
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	5,795,969
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,167,000
CACI International, Inc. Class A (a)	152,000	7,835,600
Global Cash Access Holdings, Inc. (a)	591,600	9,613,500
Hewitt Associates, Inc. Class A (a)	53,000	1,591,060
		20,207,160
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)(f)	3,996,800	57,034,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AMIS Holdings, Inc. (a)	2,023,676	$ 25,862,579
Amkor Technology, Inc. (a)	5,837,314	83,006,605
Atmel Corp. (a)	8,830,000	49,359,700
Cypress Semiconductor Corp. (a)	1,041,200	22,354,564
Fairchild Semiconductor International, Inc. (a)	171,200	3,153,504
ON Semiconductor Corp. (a)	6,968,700	74,843,838
Skyworks Solutions, Inc. (a)	215,153	1,525,435
Texas Instruments, Inc.	60,100	2,125,136
		319,265,697
Software - 1.5%
Autodesk, Inc. (a)	371,700	16,893,765
BEA Systems, Inc. (a)	764,800	9,827,680
Cognos, Inc. (a)	169,200	6,768,000
Sybase, Inc. (a)	145,800	3,507,948
Symantec Corp. (a)	745,148	14,895,509
		51,892,902
TOTAL INFORMATION TECHNOLOGY		557,650,991
MATERIALS - 12.0%
Chemicals - 4.2%
Agrium, Inc.	155,800	6,009,397
Albemarle Corp.	160,400	6,518,656
Arch Chemicals, Inc.	117,658	4,136,855
Celanese Corp. Class A	2,414,400	87,860,016
Georgia Gulf Corp. (f)	277,160	4,783,782
H.B. Fuller Co.	466,723	12,718,202
Methanex Corp.	94,600	2,467,941
Monsanto Co.	207,600	12,788,160
Pliant Corp. (a)	119	1
Texas Petrochemicals, Inc. (a)	158,000	4,740,000
		142,023,010
Containers & Packaging - 1.2%
Owens-Illinois, Inc.	571,310	19,424,540
Packaging Corp. of America	22,170	573,316
Sealed Air Corp.	22,800	736,440
Smurfit-Stone Container Corp.	1,045,215	13,514,630
Temple-Inland, Inc.	83,400	5,254,200
		39,503,126
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 4.6%
Chaparral Steel Co.	106,000	$ 7,759,200
Freeport-McMoRan Copper & Gold, Inc. Class B	1,227,220	96,582,206
Ormet Corp. (a)	500,000	12,500,000
Ormet Corp. (a)(h)	150,000	3,187,500
Reliance Steel & Aluminum Co.	351,600	21,577,692
United States Steel Corp.	120,000	13,579,200
		155,185,798
Paper & Forest Products - 2.0%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	80,100	4,819,617
Domtar Corp. (a)	595,200	6,487,680
International Paper Co.	546,200	21,394,654
Neenah Paper, Inc.	231,700	10,148,460
Weyerhaeuser Co.	317,600	26,030,496
		68,880,907
TOTAL MATERIALS		405,592,841
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
General Communications, Inc. Class A (a)	112,400	1,489,300
Level 3 Communications, Inc. (a)	771,132	4,487,988
McLeodUSA, Inc. (a)	149,007	1,117,553
Qwest Communications International, Inc. (a)(f)	1,436,700	14,783,643
Windstream Corp.	43,477	653,025
XO Holdings, Inc. (a)	7,300	34,675
		22,566,184
Wireless Telecommunication Services - 0.3%
ALLTEL Corp.	42,051	2,881,335
Centennial Communications Corp. Class A (a)	325,900	3,320,921
Rogers Communications, Inc. Class B (non-vtg.)	141,176	5,854,557
		12,056,813
TOTAL TELECOMMUNICATION SERVICES		34,622,997
UTILITIES - 3.0%
Electric Utilities - 0.1%
Allegheny Energy, Inc. (a)	65,600	3,502,384
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	5,577,710
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	1,777,472	$ 42,179,411
Dynegy, Inc. (a)	648,600	6,278,448
Mirant Corp. (a)	320,300	14,861,920
		63,319,779
Multi-Utilities - 0.9%
Aquila, Inc.	88,200	376,614
CMS Energy Corp.	1,632,100	29,785,825
		30,162,439
TOTAL UTILITIES		102,562,312
TOTAL COMMON STOCKS (Cost $2,414,236,331)		3,175,593,877
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EXCO Resources, Inc. Series A1:
11.00% (h)	1,046	11,507,883
7.00% (h)	254	2,713,050
		14,220,933
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	367,150
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	45
TOTAL NONCONVERTIBLE PREFERRED STOCKS		367,195
TOTAL PREFERRED STOCKS (Cost $13,491,681)		14,588,128
Corporate Bonds - 0.3%
	Principal Amount	Value
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 4,125,000	$ 4,125,000
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(g)	6,120,000	4,192,200
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
8% 12/15/07 (d)(g)	935,000	65,450
8.3% 12/15/29 (d)	780,000	54,600
Northwest Airlines Corp. 10% 2/1/09 (d)	215,000	29,563
Northwest Airlines, Inc. 9.875% 3/15/49 (d)	1,605,000	232,725
		382,338
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. 13% 7/15/10	146,820	88,092
TOTAL NONCONVERTIBLE BONDS		4,662,630
TOTAL CORPORATE BONDS (Cost $10,222,717)		8,787,630
Other - 0.0%

Delta Airlines ALPA Claim (a) (Cost $341,216)	29,250,000	1,974,375
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	116,396,592	$ 116,396,592
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	183,975,400	183,975,400
TOTAL MONEY MARKET FUNDS (Cost $300,371,992)		300,371,992
Cash Equivalents - 1.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.05%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $64,514,000)	$ 64,523,057	64,514,000
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $2,803,177,937)		3,565,830,002
NET OTHER ASSETS - (5.3)%		(179,783,427)
NET ASSETS - 100%		$ 3,386,046,575
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,257,650 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,960,393 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
EXCO Resources, Inc. Series A1, 11.00%	3/28/07	$ 10,460,000
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 2,540,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 4,193,075
Ormet Corp.	5/14/07	$ 3,262,500
Viasystems Group, Inc.	2/13/04	$ 954,730
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$64,514,000 due 6/01/07 at 5.05%
Banc of America Securities LLC	$ 12,454,393
Goldman, Sachs & Co.	52,059,607
$ 64,514,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,810,423
Fidelity Securities Lending Cash Central Fund	651,470
Total	$ 4,461,893
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Marshall Islands	4.8%
Bermuda	2.8%
Singapore	1.6%
Canada	1.1%
Others (individually less than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $179,849,583 and repurchase agreements of $64,514,000) - See accompanying schedule: Unaffiliated issuers (cost $2,502,805,945)	$ 3,265,458,010
Fidelity Central Funds (cost $300,371,992)	300,371,992
Total Investments (cost $2,803,177,937)		$ 3,565,830,002
Cash		613,392
Receivable for investments sold		12,772,502
Receivable for fund shares sold		22,343,816
Dividends receivable		1,826,260
Interest receivable		97,392
Distributions receivable from Fidelity Central Funds		809,726
Prepaid expenses		3,970
Total assets		3,604,297,060

Liabilities
Payable for investments purchased	$ 26,889,251
Payable for fund shares redeemed	3,924,619
Accrued management fee	1,608,240
Distribution fees payable	1,249,170
Other affiliated payables	569,646
Other payables and accrued expenses	34,159
Collateral on securities loaned, at value	183,975,400
Total liabilities		218,250,485

Net Assets		$ 3,386,046,575
Net Assets consist of:
Paid in capital		$ 2,553,578,331
Undistributed net investment income		16,587,037
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,229,133
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		762,652,074
Net Assets		$ 3,386,046,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,261,054,323 ÷ 31,793,935 shares)	$ 39.66

Maximum offering price per share (100/94.25 of $39.66)	$ 42.08
Class T: Net Asset Value and redemption price per share ($788,544,108 ÷ 20,168,474 shares)	$ 39.10

Maximum offering price per share (100/96.50 of $39.10)	$ 40.52
Class B: Net Asset Value and offering price per share ($207,574,312 ÷ 5,421,214 shares)A	$ 38.29

Class C: Net Asset Value and offering price per share ($682,368,659 ÷ 17,828,759 shares)A	$ 38.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($446,505,173 ÷ 11,153,957 shares)	$ 40.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 15,494,351
Special dividends		13,251,600
Interest		460,683
Income from Fidelity Central Funds		4,461,893
Total income		33,668,527

Expenses
Management fee	$ 7,619,751
Transfer agent fees	2,624,494
Distribution fees	6,046,872
Accounting and security lending fees	383,821
Custodian fees and expenses	16,191
Independent trustees' compensation	3,643
Registration fees	175,985
Audit	35,838
Legal	13,041
Miscellaneous	7,494
Total expenses before reductions	16,927,130
Expense reductions	(50,223)	16,876,907
Net investment income (loss)		16,791,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,646,527
Foreign currency transactions	5,139
Total net realized gain (loss)		53,651,666
Change in net unrealized appreciation (depreciation) on: Investment securities	443,489,619
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		443,489,628
Net gain (loss)		497,141,294
Net increase (decrease) in net assets resulting from operations		$ 513,932,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,791,620	$ 1,525,311
Net realized gain (loss)	53,651,666	11,855,370
Change in net unrealized appreciation (depreciation)	443,489,628	202,162,312
Net increase (decrease) in net assets resulting from operations	513,932,914	215,542,993
Distributions to shareholders from net investment income	(1,638,059)	(1,303,239)
Distributions to shareholders from net realized gain	(10,541,075)	(2,341,781)
Total distributions	(12,179,134)	(3,645,020)
Share transactions - net increase (decrease)	902,083,018	956,058,420
Total increase (decrease) in net assets	1,403,836,798	1,167,956,393

Net Assets
Beginning of period	1,982,209,777	814,253,384
End of period (including undistributed net investment income of $16,587,037 and undistributed net investment income of $1,596,830, respectively)	$ 3,386,046,575	$ 1,982,209,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02	$ 10.26
Income from Investment Operations
Net investment income (loss) E	.28 N	.11	.16 H	- I, K, L	(.05)	(.06)
Net realized and unrealized gain (loss)	6.60	4.95	3.69	5.88	8.25	.82
Total from investment operations	6.88	5.06	3.85	5.88	8.20	.76
Distributions from net investment income	(.04)	(.07)	-	-	-	-
Distributions from net realized gain	(.17)	(.09)	(.43)	(.43)	-	-
Total distributions	(.21)	(.16) M	(.43)	(.43)	-	-
Net asset value, end of period	$ 39.66	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02
Total Return B, C, D	20.97%	18.10%	15.87%	31.15%	74.41%	7.41%
Ratios to Average Net Assets F, J
Expenses before reductions	1.13% A	1.16%	1.20%	1.28%	1.49%	4.50%
Expenses net of fee waivers, if any	1.13% A	1.16%	1.20%	1.28%	1.49%	1.66%
Expenses net of all reductions	1.12% A	1.16%	1.17%	1.26%	1.38%	1.30%
Net investment income (loss)	1.56% A,N	.37%	.62% H	.01% I, L	(.32)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,261,054	$ 736,078	$ 286,589	$ 92,147	$ 27,926	$ 970
Portfolio turnover rate G	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. M Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. N Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97	$ 10.23
Income from Investment Operations
Net investment income (loss) E	.23 M	.04	.09 H	(.07) I, K	(.09)	(.09)
Net realized and unrealized gain (loss)	6.52	4.88	3.64	5.82	8.17	.83
Total from investment operations	6.75	4.92	3.73	5.75	8.08	.74
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	(.17)	(.09)	(.37)	(.44)	-	-
Total distributions	(.17)	(.12) L	(.37)	(.44)	-	-
Net asset value, end of period	$ 39.10	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97
Total Return B, C, D	20.85%	17.80%	15.53%	30.75%	73.66%	7.23%
Ratios to Average Net Assets F, J
Expenses before reductions	1.36% A	1.40%	1.49%	1.61%	2.09%	4.81%
Expenses net of fee waivers, if any	1.36% A	1.40%	1.49%	1.61%	1.77%	1.91%
Expenses net of all reductions	1.35% A	1.39%	1.45%	1.58%	1.65%	1.55%
Net investment income (loss)	1.33% A,M	.14%	.34% H	(.32)% I, K	(.59)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,544	$ 480,033	$ 195,558	$ 43,969	$ 16,126	$ 1,862
Portfolio turnover rate G	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. M Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89	$ 10.18
Income from Investment Operations
Net investment income (loss) E	.13 M	(.13)	(.05) H	(.17) I,K	(.17)	(.13)
Net realized and unrealized gain (loss)	6.39	4.81	3.60	5.76	8.14	.84
Total from investment operations	6.52	4.68	3.55	5.59	7.97	.71
Distributions from net realized gain	(.17)	(.06) L	(.29)	(.39)	-	-
Net asset value, end of period	$ 38.29	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89
Total Return B,C,D	20.51%	17.14%	14.92%	30.13%	73.19%	6.97%
Ratios to Average Net Assets F,J
Expenses before reductions	1.92% A	1.96%	2.01%	2.10%	2.46%	5.36%
Expenses net of fee waivers, if any	1.92% A	1.96%	2.01%	2.10%	2.25%	2.41%
Expenses net of all reductions	1.91% A	1.95%	1.98%	2.08%	2.13%	2.05%
Net investment income (loss)	.77% A,M	(.43)%	(.18)% H	(.81)% I,K	(1.07)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,574	$ 149,902	$ 91,815	$ 36,573	$ 13,991	$ 1,159
Portfolio turnover rate G	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Distributions from net realized gain represent $.055 per share. M Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.14 M	(.10)	(.03) H	(.15) I,K	(.17)	(.14)
Net realized and unrealized gain (loss)	6.39	4.79	3.59	5.75	8.10	.82
Total from investment operations	6.53	4.69	3.56	5.60	7.93	.68
Distributions from net realized gain	(.17)	(.06) L	(.28)	(.40)	-	-
Net asset value, end of period	$ 38.27	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87
Total Return B,C,D	20.56%	17.20%	14.99%	30.29%	72.95%	6.67%
Ratios to Average Net Assets F,J
Expenses before reductions	1.85% A	1.89%	1.94%	2.02%	2.36%	5.22%
Expenses net of fee waivers, if any	1.85% A	1.89%	1.94%	2.02%	2.25%	2.43%
Expenses net of all reductions	1.85% A	1.88%	1.90%	2.00%	2.14%	2.07%
Net investment income (loss)	.84% A,M	(.35)%	(.11)% H	(.73)% I,K	(1.08)%	(1.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 682,369	$ 413,429	$ 178,572	$ 46,832	$ 20,975	$ 1,357
Portfolio turnover rate G	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Distributions from net realized gain represent $.055 per share. M Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07	$ 10.28
Income from Investment Operations
Net investment income (loss) D	.33 L	.21	.25 G	.07 H,J	(.01)	(.04)
Net realized and unrealized gain (loss)	6.66	4.98	3.71	5.92	8.28	.83
Total from investment operations	6.99	5.19	3.96	5.99	8.27	.79
Distributions from net investment income	(.11)	(.13)	(.03)	-	-	-
Distributions from net realized gain	(.17)	(.09)	(.44)	(.48)	-	-
Total distributions	(.28)	(.21) K	(.47)	(.48)	-	-
Net asset value, end of period	$ 40.03	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07
Total Return B,C	21.15%	18.43%	16.23%	31.60%	74.71%	7.68%
Ratios to Average Net Assets E,I
Expenses before reductions	.84% A	.87%	.89%	.95%	1.40%	4.32%
Expenses net of fee waivers, if any	.84% A	.87%	.89%	.95%	1.25%	1.45%
Expenses net of all reductions	.84% A	.86%	.85%	.93%	1.12%	1.09%
Net investment income (loss)	1.85% A,L	.67%	.94% G	.34% H,J	(.06)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 446,505	$ 202,768	$ 61,720	$ 23,665	$ 5,521	$ 2,287
Portfolio turnover rate F	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. L Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, defaulted bonds, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 809,894,300
Unrealized depreciation	(46,486,259)
Net unrealized appreciation (depreciation)	$ 763,408,041
Cost for federal income tax purposes	$ 2,802,421,961

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $1,064,417,241 and $213,654,157, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,164,861	$ 103,403
Class T	.25%	.25%	1,488,914	157,353
Class B	.75%	.25%	848,994	639,742
Class C	.75%	.25%	2,544,103	1,290,746
			$ 6,046,872	$ 2,191,244

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 657,651
Class T	106,397
Class B*	117,031
Class C*	54,806
$ 935,885

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,023,163.22
Class T	599,757.20
Class B	222,788.26
Class C	508,233.20
Institutional Class	270,553.19
	$ 2,624,494

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,512 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,555 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $651,470.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,710 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,190. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4,529
Institutional Class	4,288
$ 8,817

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 923,178	$ 787,639
Class T	-	228,133
Institutional Class	714,881	287,467
Total	$ 1,638,059	$ 1,303,239
From net realized gain
Class A	$ 3,923,500	$ 937,480
Class T	2,503,096	637,464
Class B	805,765	190,432
Class C	2,242,663	376,084
Institutional Class	1,066,051	200,321
Total	$ 10,541,075	$ 2,341,781

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	11,889,102	15,839,207	$ 422,013,397	$ 484,848,076
Reinvestment of distributions	131,464	53,528	4,410,611	1,537,717
Shares redeemed	(2,540,841)	(3,779,594)	(88,901,975)	(114,966,270)
Net increase (decrease)	9,479,725	12,113,141	$ 337,522,033	$ 371,419,523
Class T
Shares sold	7,521,543	10,116,307	$ 261,505,450	$ 305,434,450
Reinvestment of distributions	71,286	28,708	2,360,270	814,969
Shares redeemed	(2,186,405)	(2,437,132)	(75,248,709)	(73,507,588)
Net increase (decrease)	5,406,424	7,707,883	$ 188,617,011	$ 232,741,831
Class B
Shares sold	1,197,881	2,237,834	$ 41,097,818	$ 66,396,993
Reinvestment of distributions	21,278	5,851	691,746	164,431
Shares redeemed	(491,459)	(910,897)	(16,643,272)	(26,961,331)
Net increase (decrease)	727,700	1,332,788	$ 25,146,292	$ 39,600,093
Class C
Shares sold	5,775,261	8,159,424	$ 198,993,572	$ 242,227,814
Reinvestment of distributions	50,267	10,064	1,633,160	282,445
Shares redeemed	(951,211)	(1,761,095)	(32,182,760)	(51,736,524)
Net increase (decrease)	4,874,317	6,408,393	$ 168,443,972	$ 190,773,735
Institutional Class
Shares sold	6,063,571	5,522,978	$ 217,263,247	$ 171,166,854
Reinvestment of distributions	27,816	7,352	940,728	212,731
Shares redeemed	(1,023,530)	(1,622,177)	(35,850,265)	(49,856,347)
Net increase (decrease)	5,067,857	3,908,153	$ 182,353,710	$ 121,523,238

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-USAN-0707
1.786797.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,209.70	$ 6.23
HypotheticalA	$ 1,000.00	$ 1,019.30	$ 5.69
Class T
Actual	$ 1,000.00	$ 1,208.50	$ 7.49
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.84
Class B
Actual	$ 1,000.00	$ 1,205.10	$ 10.56
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,205.60	$ 10.17
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class
Actual	$ 1,000.00	$ 1,211.50	$ 4.63
HypotheticalA	$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.13%
Class T	1.36%
Class B	1.92%
Class C	1.85%
Institutional Class	.84%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	2.9	0.1
Celanese Corp. Class A	2.6	2.7
Amkor Technology, Inc.	2.4	2.5
Teekay Shipping Corp.	2.4	2.9
ON Semiconductor Corp.	2.2	2.2
Universal Compression Holdings, Inc.	2.1	3.0
El Paso Corp.	2.1	3.0
Overseas Shipholding Group, Inc.	2.1	1.8
Forest Oil Corp.	2.0	2.0
Service Corp. International	1.8	2.2
	22.6
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	30.7	33.0
Information Technology	16.5	19.7
Industrials	15.3	11.0
Materials	12.0	8.8
Consumer Discretionary	8.4	7.9
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 93.8%		Stocks 94.0%
	Bonds 0.2%		Bonds 0.4%
	Convertible Securities 0.5%		Convertible Securities 0.1%
	Other 0.0%		Other 0.0%
	Short-Term Investments and Net Other Assets 5.5%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	12.1%	** Foreign investments	15.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.0%
Delphi Corp. (a)	1,000,000	$ 2,710,000
Tenneco, Inc. (a)	353,300	11,521,113
The Goodyear Tire & Rubber Co. (a)	255,000	9,044,850
TRW Automotive Holdings Corp. (a)	283,200	11,492,256
		34,768,219
Automobiles - 0.1%
Ford Motor Co. (f)	580,000	4,837,200
Diversified Consumer Services - 2.0%
Carriage Services, Inc. Class A	36,900	281,547
Coinmach Service Corp. Class A	192,600	2,118,600
Service Corp. International	4,465,200	62,423,496
Stewart Enterprises, Inc. Class A	399,603	3,092,927
		67,916,570
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	329,640	8,956,319
Friendly Ice Cream Corp. (a)	41,076	558,634
Penn National Gaming, Inc. (a)	292,100	15,606,903
Six Flags, Inc. (f)	1,179,000	7,298,010
Station Casinos, Inc.	90,000	7,906,500
Steak n Shake Co. (a)	253,100	3,847,120
		44,173,486
Household Durables - 0.4%
Black & Decker Corp.	61,900	5,845,217
Foamex International, Inc. (a)	267,000	3,684,600
Sealy Corp., Inc.	200,000	3,310,000
		12,839,817
Internet & Catalog Retail - 0.1%
Audible, Inc. (a)(f)	150,000	1,503,000
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	352,890	6,412,011
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	330,300	11,953,557
Charter Communications, Inc. Class A (a)	2,845,500	11,410,455
Cinemark Holdings, Inc. (a)	311,800	6,033,330
Gray Television, Inc.	817,120	8,391,822
Knology, Inc. (a)(f)	49,885	928,360
Liberty Global, Inc.:
Class A (a)	198,300	7,614,720
Class C (a)	2,264	80,938
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)	11,800	$ 418,664
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	11,508,588
RCN Corp.	353,500	9,951,025
Regal Entertainment Group Class A	100	2,288
Tribune Co.	93,900	3,121,124
Virgin Media, Inc.	403,030	10,446,538
		81,861,409
Specialty Retail - 0.7%
Gamestop Corp. Class A (a)	199,200	7,366,416
Gap, Inc.	87,400	1,618,648
Sally Beauty Holdings, Inc. (a)	1,303,600	11,954,012
The Pep Boys - Manny, Moe & Jack	50,200	1,069,260
		22,008,336
TOTAL CONSUMER DISCRETIONARY		276,320,048
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.5%
Koninklijke Ahold NV sponsored ADR (a)	1,405,100	17,563,750
Kroger Co.	286,100	8,674,552
SUPERVALU, Inc.	549,800	26,192,472
		52,430,774
Food Products - 1.5%
Corn Products International, Inc.	380,830	15,625,455
Dean Foods Co.	448,700	14,699,412
Interstate Bakeries Corp. (a)	1,323,300	3,969,900
Kellogg Co.	15,100	815,098
Smithfield Foods, Inc. (a)(f)	477,400	15,343,636
		50,453,501
Personal Products - 0.4%
Playtex Products, Inc. (a)	676,500	10,079,850
Revlon, Inc. Class A (sub. vtg.) (a)	1,651,383	2,278,909
		12,358,759
TOTAL CONSUMER STAPLES		115,243,034
ENERGY - 30.3%
Energy Equipment & Services - 7.5%
Basic Energy Services, Inc. (a)	85,700	2,288,190
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc. (a)	858,380	$ 48,747,400
Grey Wolf, Inc. (a)	3,019,861	23,917,299
Hanover Compressor Co. (a)	1,486,600	37,165,000
Hercules Offshore, Inc. (a)(f)	485,478	16,957,747
Nabors Industries Ltd. (a)	178,600	6,240,284
Noble Corp.	150,000	13,858,500
Oil States International, Inc. (a)	103,500	4,029,255
Parker Drilling Co. (a)	944,929	11,046,220
Petroleum Geo-Services ASA sponsored ADR (a)	263,844	6,619,846
Pride International, Inc. (a)	237,900	8,566,779
Rowan Companies, Inc.	108,000	4,263,840
Universal Compression Holdings, Inc. (a)	959,100	71,270,721
		254,971,081
Oil, Gas & Consumable Fuels - 22.8%
Alpha Natural Resources, Inc. (a)	1,703,950	32,835,117
Anadarko Petroleum Corp.	120,300	5,972,895
Arch Coal, Inc.	311,745	12,588,263
Cabot Oil & Gas Corp.	321,600	12,542,400
Canadian Natural Resources Ltd.	100,000	6,647,342
Chesapeake Energy Corp. (f)	1,526,500	53,213,790
ConocoPhillips	187,564	14,523,081
El Paso Corp.	4,105,100	69,950,904
EOG Resources, Inc.	165,400	12,719,260
Forest Oil Corp. (a)(f)	1,667,157	67,669,903
Frontier Oil Corp.	380,000	15,298,800
Frontline Ltd. (f)	14,700	684,934
Frontline Ltd. (NY Shares)	821,000	37,601,800
General Maritime Corp.	1,426,600	43,254,512
Houston Exploration Co. (a)	44,700	2,683,788
Mariner Energy, Inc. (a)	1,185,276	29,608,194
Massey Energy Co.	175,200	5,077,296
Nexen, Inc.	326,800	9,784,596
Occidental Petroleum Corp.	82,656	4,543,600
Overseas Shipholding Group, Inc.	875,100	69,614,205
Paladin Resources Ltd. (a)	849,100	6,152,844
Peabody Energy Corp.	450,784	24,360,367
Petrohawk Energy Corp. (a)	1,527,128	24,892,186
Plains Exploration & Production Co. (a)	96,700	5,117,364
Pogo Producing Co.	120,300	6,504,621
Range Resources Corp.	615,300	23,836,722
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ship Finance International Ltd.:
(Norway)	3,780	$ 115,015
(NY Shares)	484,910	15,066,154
Teekay Shipping Corp.	1,359,000	82,708,740
Valero Energy Corp.	624,300	46,585,266
Williams Companies, Inc.	924,800	29,371,648
		771,525,607
TOTAL ENERGY		1,026,496,688
FINANCIALS - 0.9%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.	69,500	6,444,735
Commercial Banks - 0.3%
PNC Financial Services Group, Inc.	122,700	9,055,260
Insurance - 0.1%
American Financial Group, Inc.	130,500	4,652,325
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	150,100	5,586,722
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	158,200	6,160,308
TOTAL FINANCIALS		31,899,350
HEALTH CARE - 3.2%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	397,844
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	191,500	10,884,860
Beckman Coulter, Inc. (f)	155,900	10,195,860
Hospira, Inc. (a)	162,700	6,481,968
		27,562,688
Health Care Providers & Services - 2.3%
DaVita, Inc. (a)	670,900	37,053,807
Quest Diagnostics, Inc. (f)	170,800	8,372,616
ResCare, Inc. (a)	449,800	9,310,860
Rural/Metro Corp. (a)	343,733	2,402,694
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)(f)	944,548	$ 6,564,609
VCA Antech, Inc. (a)	300,000	11,874,000
		75,578,586
Pharmaceuticals - 0.1%
Adams Respiratory Therapeutics, Inc. (a)	92,700	4,245,660
TOTAL HEALTH CARE		107,784,778
INDUSTRIALS - 15.3%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	77,000	6,616,610
DRS Technologies, Inc.	59,700	3,065,595
United Technologies Corp.	239,600	16,903,780
		26,585,985
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	114,577	2,671,936
Airlines - 1.1%
AirTran Holdings, Inc. (a)	138,500	1,716,015
AMR Corp. (a)	288,770	8,186,630
Delta Air Lines, Inc. (a)	900,511	17,154,735
Northwest Airlines Corp. (a)	46,189	1,161,653
UAL Corp. (a)	200,000	7,852,000
		36,071,033
Building Products - 2.5%
American Standard Companies, Inc.	579,900	34,666,422
Armstrong World Industries, Inc. (a)	46,526	2,606,852
Goodman Global, Inc.	120,400	2,639,168
Lennox International, Inc.	197,100	6,750,675
Owens Corning (a)(f)	1,038,760	37,291,484
		83,954,601
Commercial Services & Supplies - 4.0%
Allied Waste Industries, Inc.	2,862,000	38,522,520
Cenveo, Inc. (a)	1,368,300	33,400,203
Clean Harbors, Inc.	209,300	9,835,007
Deluxe Corp.	128,800	5,624,696
Interface, Inc. Class A	108,200	1,826,416
Layne Christensen Co. (a)	41,499	1,867,870
Republic Services, Inc.	155,250	4,700,970
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
SAIC, Inc.	597,400	$ 12,037,610
Waste Management, Inc.	676,000	26,140,920
		133,956,212
Construction & Engineering - 1.3%
Foster Wheeler Ltd. (a)	427,000	44,211,580
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	257,263	3,982,431
Industrial Conglomerates - 1.1%
Tyco International Ltd.	1,145,300	38,207,208
Machinery - 2.0%
Accuride Corp. (a)	377,029	5,926,896
American Science & Engineering, Inc. (a)(f)	141,609	7,672,376
Badger Meter, Inc. (f)	155,646	3,998,546
Cummins, Inc.	62,300	5,870,529
Eaton Corp.	210,500	19,732,270
FreightCar America, Inc.	41,982	2,075,170
Navistar International Corp. (a)	29,100	1,888,299
SPX Corp.	19,800	1,739,826
Terex Corp. (a)	35,600	3,017,812
Thermadyne Holdings Corp. (a)	5,100	83,385
Timken Co.	7,200	253,152
Watts Water Technologies, Inc. Class A (f)	407,764	15,454,256
		67,712,517
Marine - 1.1%
American Commercial Lines, Inc. (a)	3,400	107,746
Genco Shipping & Trading Ltd.	200,000	7,612,000
Golden Ocean Group Ltd.	232,800	617,630
Navios Maritime Holdings, Inc.	2,126,567	22,328,954
OceanFreight, Inc. (a)	335,400	6,942,780
		37,609,110
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	158,700	14,779,731
Kansas City Southern (f)	50,500	2,073,025
		16,852,756
Trading Companies & Distributors - 0.7%
H&E Equipment Services, Inc. (a)	3,100	80,972
UAP Holding Corp.	488,200	14,382,372
United Rentals, Inc. (a)	279,500	9,377,225
		23,840,569
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	95,400	$ 1,764,900
TOTAL INDUSTRIALS		517,420,838
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.4%
Alcatel-Lucent SA sponsored ADR	152,314	2,089,748
Motorola, Inc.	511,300	9,300,547
		11,390,295
Computers & Peripherals - 1.3%
EMC Corp. (a)	1,749,100	29,542,299
Seagate Technology	558,100	11,491,279
Sun Microsystems, Inc. (a)	493,300	2,515,830
		43,549,408
Electronic Equipment & Instruments - 3.1%
Benchmark Electronics, Inc. (a)	150,000	3,316,500
Cogent, Inc. (a)(f)	891,083	13,793,965
DDi Corp. (a)	23,328	163,763
Flextronics International Ltd. (a)	4,786,200	55,280,610
Itron, Inc. (a)	215,600	14,585,340
Merix Corp. (a)	446,225	3,337,763
SMTC Corp. (a)	343,580	1,614,826
Solectron Corp. (a)	1,048,400	3,564,560
TTM Technologies, Inc. (a)	153,686	1,699,767
Viasystems Group, Inc. (a)	213,790	1,924,110
Viasystems Group, Inc. (a)(h)	47,440	426,960
Vishay Intertechnology, Inc. (a)	327,800	5,841,396
		105,549,560
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	5,795,969
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,167,000
CACI International, Inc. Class A (a)	152,000	7,835,600
Global Cash Access Holdings, Inc. (a)	591,600	9,613,500
Hewitt Associates, Inc. Class A (a)	53,000	1,591,060
		20,207,160
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)(f)	3,996,800	57,034,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AMIS Holdings, Inc. (a)	2,023,676	$ 25,862,579
Amkor Technology, Inc. (a)	5,837,314	83,006,605
Atmel Corp. (a)	8,830,000	49,359,700
Cypress Semiconductor Corp. (a)	1,041,200	22,354,564
Fairchild Semiconductor International, Inc. (a)	171,200	3,153,504
ON Semiconductor Corp. (a)	6,968,700	74,843,838
Skyworks Solutions, Inc. (a)	215,153	1,525,435
Texas Instruments, Inc.	60,100	2,125,136
		319,265,697
Software - 1.5%
Autodesk, Inc. (a)	371,700	16,893,765
BEA Systems, Inc. (a)	764,800	9,827,680
Cognos, Inc. (a)	169,200	6,768,000
Sybase, Inc. (a)	145,800	3,507,948
Symantec Corp. (a)	745,148	14,895,509
		51,892,902
TOTAL INFORMATION TECHNOLOGY		557,650,991
MATERIALS - 12.0%
Chemicals - 4.2%
Agrium, Inc.	155,800	6,009,397
Albemarle Corp.	160,400	6,518,656
Arch Chemicals, Inc.	117,658	4,136,855
Celanese Corp. Class A	2,414,400	87,860,016
Georgia Gulf Corp. (f)	277,160	4,783,782
H.B. Fuller Co.	466,723	12,718,202
Methanex Corp.	94,600	2,467,941
Monsanto Co.	207,600	12,788,160
Pliant Corp. (a)	119	1
Texas Petrochemicals, Inc. (a)	158,000	4,740,000
		142,023,010
Containers & Packaging - 1.2%
Owens-Illinois, Inc.	571,310	19,424,540
Packaging Corp. of America	22,170	573,316
Sealed Air Corp.	22,800	736,440
Smurfit-Stone Container Corp.	1,045,215	13,514,630
Temple-Inland, Inc.	83,400	5,254,200
		39,503,126
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 4.6%
Chaparral Steel Co.	106,000	$ 7,759,200
Freeport-McMoRan Copper & Gold, Inc. Class B	1,227,220	96,582,206
Ormet Corp. (a)	500,000	12,500,000
Ormet Corp. (a)(h)	150,000	3,187,500
Reliance Steel & Aluminum Co.	351,600	21,577,692
United States Steel Corp.	120,000	13,579,200
		155,185,798
Paper & Forest Products - 2.0%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	80,100	4,819,617
Domtar Corp. (a)	595,200	6,487,680
International Paper Co.	546,200	21,394,654
Neenah Paper, Inc.	231,700	10,148,460
Weyerhaeuser Co.	317,600	26,030,496
		68,880,907
TOTAL MATERIALS		405,592,841
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
General Communications, Inc. Class A (a)	112,400	1,489,300
Level 3 Communications, Inc. (a)	771,132	4,487,988
McLeodUSA, Inc. (a)	149,007	1,117,553
Qwest Communications International, Inc. (a)(f)	1,436,700	14,783,643
Windstream Corp.	43,477	653,025
XO Holdings, Inc. (a)	7,300	34,675
		22,566,184
Wireless Telecommunication Services - 0.3%
ALLTEL Corp.	42,051	2,881,335
Centennial Communications Corp. Class A (a)	325,900	3,320,921
Rogers Communications, Inc. Class B (non-vtg.)	141,176	5,854,557
		12,056,813
TOTAL TELECOMMUNICATION SERVICES		34,622,997
UTILITIES - 3.0%
Electric Utilities - 0.1%
Allegheny Energy, Inc. (a)	65,600	3,502,384
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	5,577,710
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	1,777,472	$ 42,179,411
Dynegy, Inc. (a)	648,600	6,278,448
Mirant Corp. (a)	320,300	14,861,920
		63,319,779
Multi-Utilities - 0.9%
Aquila, Inc.	88,200	376,614
CMS Energy Corp.	1,632,100	29,785,825
		30,162,439
TOTAL UTILITIES		102,562,312
TOTAL COMMON STOCKS (Cost $2,414,236,331)		3,175,593,877
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EXCO Resources, Inc. Series A1:
11.00% (h)	1,046	11,507,883
7.00% (h)	254	2,713,050
		14,220,933
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	367,150
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	45
TOTAL NONCONVERTIBLE PREFERRED STOCKS		367,195
TOTAL PREFERRED STOCKS (Cost $13,491,681)		14,588,128
Corporate Bonds - 0.3%
	Principal Amount	Value
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 4,125,000	$ 4,125,000
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(g)	6,120,000	4,192,200
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
8% 12/15/07 (d)(g)	935,000	65,450
8.3% 12/15/29 (d)	780,000	54,600
Northwest Airlines Corp. 10% 2/1/09 (d)	215,000	29,563
Northwest Airlines, Inc. 9.875% 3/15/49 (d)	1,605,000	232,725
		382,338
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. 13% 7/15/10	146,820	88,092
TOTAL NONCONVERTIBLE BONDS		4,662,630
TOTAL CORPORATE BONDS (Cost $10,222,717)		8,787,630
Other - 0.0%

Delta Airlines ALPA Claim (a) (Cost $341,216)	29,250,000	1,974,375
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 5.33% (b)	116,396,592	$ 116,396,592
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	183,975,400	183,975,400
TOTAL MONEY MARKET FUNDS (Cost $300,371,992)		300,371,992
Cash Equivalents - 1.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.05%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $64,514,000)	$ 64,523,057	64,514,000
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $2,803,177,937)		3,565,830,002
NET OTHER ASSETS - (5.3)%		(179,783,427)
NET ASSETS - 100%		$ 3,386,046,575
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,257,650 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,960,393 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
EXCO Resources, Inc. Series A1, 11.00%	3/28/07	$ 10,460,000
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 2,540,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 4,193,075
Ormet Corp.	5/14/07	$ 3,262,500
Viasystems Group, Inc.	2/13/04	$ 954,730
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$64,514,000 due 6/01/07 at 5.05%
Banc of America Securities LLC	$ 12,454,393
Goldman, Sachs & Co.	52,059,607
$ 64,514,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,810,423
Fidelity Securities Lending Cash Central Fund	651,470
Total	$ 4,461,893
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Marshall Islands	4.8%
Bermuda	2.8%
Singapore	1.6%
Canada	1.1%
Others (individually less than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $179,849,583 and repurchase agreements of $64,514,000) - See accompanying schedule: Unaffiliated issuers (cost $2,502,805,945)	$ 3,265,458,010
Fidelity Central Funds (cost $300,371,992)	300,371,992
Total Investments (cost $2,803,177,937)		$ 3,565,830,002
Cash		613,392
Receivable for investments sold		12,772,502
Receivable for fund shares sold		22,343,816
Dividends receivable		1,826,260
Interest receivable		97,392
Distributions receivable from Fidelity Central Funds		809,726
Prepaid expenses		3,970
Total assets		3,604,297,060

Liabilities
Payable for investments purchased	$ 26,889,251
Payable for fund shares redeemed	3,924,619
Accrued management fee	1,608,240
Distribution fees payable	1,249,170
Other affiliated payables	569,646
Other payables and accrued expenses	34,159
Collateral on securities loaned, at value	183,975,400
Total liabilities		218,250,485

Net Assets		$ 3,386,046,575
Net Assets consist of:
Paid in capital		$ 2,553,578,331
Undistributed net investment income		16,587,037
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,229,133
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		762,652,074
Net Assets		$ 3,386,046,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,261,054,323 ÷ 31,793,935 shares)	$ 39.66

Maximum offering price per share (100/94.25 of $39.66)	$ 42.08
Class T: Net Asset Value and redemption price per share ($788,544,108 ÷ 20,168,474 shares)	$ 39.10

Maximum offering price per share (100/96.50 of $39.10)	$ 40.52
Class B: Net Asset Value and offering price per share ($207,574,312 ÷ 5,421,214 shares)A	$ 38.29

Class C: Net Asset Value and offering price per share ($682,368,659 ÷ 17,828,759 shares)A	$ 38.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($446,505,173 ÷ 11,153,957 shares)	$ 40.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 15,494,351
Special dividends		13,251,600
Interest		460,683
Income from Fidelity Central Funds		4,461,893
Total income		33,668,527

Expenses
Management fee	$ 7,619,751
Transfer agent fees	2,624,494
Distribution fees	6,046,872
Accounting and security lending fees	383,821
Custodian fees and expenses	16,191
Independent trustees' compensation	3,643
Registration fees	175,985
Audit	35,838
Legal	13,041
Miscellaneous	7,494
Total expenses before reductions	16,927,130
Expense reductions	(50,223)	16,876,907
Net investment income (loss)		16,791,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,646,527
Foreign currency transactions	5,139
Total net realized gain (loss)		53,651,666
Change in net unrealized appreciation (depreciation) on: Investment securities	443,489,619
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		443,489,628
Net gain (loss)		497,141,294
Net increase (decrease) in net assets resulting from operations		$ 513,932,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,791,620	$ 1,525,311
Net realized gain (loss)	53,651,666	11,855,370
Change in net unrealized appreciation (depreciation)	443,489,628	202,162,312
Net increase (decrease) in net assets resulting from operations	513,932,914	215,542,993
Distributions to shareholders from net investment income	(1,638,059)	(1,303,239)
Distributions to shareholders from net realized gain	(10,541,075)	(2,341,781)
Total distributions	(12,179,134)	(3,645,020)
Share transactions - net increase (decrease)	902,083,018	956,058,420
Total increase (decrease) in net assets	1,403,836,798	1,167,956,393

Net Assets
Beginning of period	1,982,209,777	814,253,384
End of period (including undistributed net investment income of $16,587,037 and undistributed net investment income of $1,596,830, respectively)	$ 3,386,046,575	$ 1,982,209,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02	$ 10.26
Income from Investment Operations
Net investment income (loss) E	.28 N	.11	.16 H	- I, K, L	(.05)	(.06)
Net realized and unrealized gain (loss)	6.60	4.95	3.69	5.88	8.25	.82
Total from investment operations	6.88	5.06	3.85	5.88	8.20	.76
Distributions from net investment income	(.04)	(.07)	-	-	-	-
Distributions from net realized gain	(.17)	(.09)	(.43)	(.43)	-	-
Total distributions	(.21)	(.16) M	(.43)	(.43)	-	-
Net asset value, end of period	$ 39.66	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02
Total Return B, C, D	20.97%	18.10%	15.87%	31.15%	74.41%	7.41%
Ratios to Average Net Assets F, J
Expenses before reductions	1.13% A	1.16%	1.20%	1.28%	1.49%	4.50%
Expenses net of fee waivers, if any	1.13% A	1.16%	1.20%	1.28%	1.49%	1.66%
Expenses net of all reductions	1.12% A	1.16%	1.17%	1.26%	1.38%	1.30%
Net investment income (loss)	1.56% A,N	.37%	.62% H	.01% I, L	(.32)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,261,054	$ 736,078	$ 286,589	$ 92,147	$ 27,926	$ 970
Portfolio turnover rate G	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. M Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. N Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97	$ 10.23
Income from Investment Operations
Net investment income (loss) E	.23 M	.04	.09 H	(.07) I, K	(.09)	(.09)
Net realized and unrealized gain (loss)	6.52	4.88	3.64	5.82	8.17	.83
Total from investment operations	6.75	4.92	3.73	5.75	8.08	.74
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	(.17)	(.09)	(.37)	(.44)	-	-
Total distributions	(.17)	(.12) L	(.37)	(.44)	-	-
Net asset value, end of period	$ 39.10	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97
Total Return B, C, D	20.85%	17.80%	15.53%	30.75%	73.66%	7.23%
Ratios to Average Net Assets F, J
Expenses before reductions	1.36% A	1.40%	1.49%	1.61%	2.09%	4.81%
Expenses net of fee waivers, if any	1.36% A	1.40%	1.49%	1.61%	1.77%	1.91%
Expenses net of all reductions	1.35% A	1.39%	1.45%	1.58%	1.65%	1.55%
Net investment income (loss)	1.33% A,M	.14%	.34% H	(.32)% I, K	(.59)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,544	$ 480,033	$ 195,558	$ 43,969	$ 16,126	$ 1,862
Portfolio turnover rate G	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. M Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89	$ 10.18
Income from Investment Operations
Net investment income (loss) E	.13 M	(.13)	(.05) H	(.17) I,K	(.17)	(.13)
Net realized and unrealized gain (loss)	6.39	4.81	3.60	5.76	8.14	.84
Total from investment operations	6.52	4.68	3.55	5.59	7.97	.71
Distributions from net realized gain	(.17)	(.06) L	(.29)	(.39)	-	-
Net asset value, end of period	$ 38.29	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89
Total Return B,C,D	20.51%	17.14%	14.92%	30.13%	73.19%	6.97%
Ratios to Average Net Assets F,J
Expenses before reductions	1.92% A	1.96%	2.01%	2.10%	2.46%	5.36%
Expenses net of fee waivers, if any	1.92% A	1.96%	2.01%	2.10%	2.25%	2.41%
Expenses net of all reductions	1.91% A	1.95%	1.98%	2.08%	2.13%	2.05%
Net investment income (loss)	.77% A,M	(.43)%	(.18)% H	(.81)% I,K	(1.07)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,574	$ 149,902	$ 91,815	$ 36,573	$ 13,991	$ 1,159
Portfolio turnover rate G	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Distributions from net realized gain represent $.055 per share. M Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.14 M	(.10)	(.03) H	(.15) I,K	(.17)	(.14)
Net realized and unrealized gain (loss)	6.39	4.79	3.59	5.75	8.10	.82
Total from investment operations	6.53	4.69	3.56	5.60	7.93	.68
Distributions from net realized gain	(.17)	(.06) L	(.28)	(.40)	-	-
Net asset value, end of period	$ 38.27	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87
Total Return B,C,D	20.56%	17.20%	14.99%	30.29%	72.95%	6.67%
Ratios to Average Net Assets F,J
Expenses before reductions	1.85% A	1.89%	1.94%	2.02%	2.36%	5.22%
Expenses net of fee waivers, if any	1.85% A	1.89%	1.94%	2.02%	2.25%	2.43%
Expenses net of all reductions	1.85% A	1.88%	1.90%	2.00%	2.14%	2.07%
Net investment income (loss)	.84% A,M	(.35)%	(.11)% H	(.73)% I,K	(1.08)%	(1.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 682,369	$ 413,429	$ 178,572	$ 46,832	$ 20,975	$ 1,357
Portfolio turnover rate G	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Distributions from net realized gain represent $.055 per share. M Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07	$ 10.28
Income from Investment Operations
Net investment income (loss) D	.33 L	.21	.25 G	.07 H,J	(.01)	(.04)
Net realized and unrealized gain (loss)	6.66	4.98	3.71	5.92	8.28	.83
Total from investment operations	6.99	5.19	3.96	5.99	8.27	.79
Distributions from net investment income	(.11)	(.13)	(.03)	-	-	-
Distributions from net realized gain	(.17)	(.09)	(.44)	(.48)	-	-
Total distributions	(.28)	(.21) K	(.47)	(.48)	-	-
Net asset value, end of period	$ 40.03	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07
Total Return B,C	21.15%	18.43%	16.23%	31.60%	74.71%	7.68%
Ratios to Average Net Assets E,I
Expenses before reductions	.84% A	.87%	.89%	.95%	1.40%	4.32%
Expenses net of fee waivers, if any	.84% A	.87%	.89%	.95%	1.25%	1.45%
Expenses net of all reductions	.84% A	.86%	.85%	.93%	1.12%	1.09%
Net investment income (loss)	1.85% A,L	.67%	.94% G	.34% H,J	(.06)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 446,505	$ 202,768	$ 61,720	$ 23,665	$ 5,521	$ 2,287
Portfolio turnover rate F	18% A	9%	11%	24%	73%	252%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. L Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, defaulted bonds, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 809,894,300
Unrealized depreciation	(46,486,259)
Net unrealized appreciation (depreciation)	$ 763,408,041
Cost for federal income tax purposes	$ 2,802,421,961

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $1,064,417,241 and $213,654,157, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,164,861	$ 103,403
Class T	.25%	.25%	1,488,914	157,353
Class B	.75%	.25%	848,994	639,742
Class C	.75%	.25%	2,544,103	1,290,746
			$ 6,046,872	$ 2,191,244

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 657,651
Class T	106,397
Class B*	117,031
Class C*	54,806
$ 935,885

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,023,163.22
Class T	599,757.20
Class B	222,788.26
Class C	508,233.20
Institutional Class	270,553.19
	$ 2,624,494

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,512 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,555 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $651,470.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,710 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,190. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4,529
Institutional Class	4,288
$ 8,817

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 923,178	$ 787,639
Class T	-	228,133
Institutional Class	714,881	287,467
Total	$ 1,638,059	$ 1,303,239
From net realized gain
Class A	$ 3,923,500	$ 937,480
Class T	2,503,096	637,464
Class B	805,765	190,432
Class C	2,242,663	376,084
Institutional Class	1,066,051	200,321
Total	$ 10,541,075	$ 2,341,781

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	11,889,102	15,839,207	$ 422,013,397	$ 484,848,076
Reinvestment of distributions	131,464	53,528	4,410,611	1,537,717
Shares redeemed	(2,540,841)	(3,779,594)	(88,901,975)	(114,966,270)
Net increase (decrease)	9,479,725	12,113,141	$ 337,522,033	$ 371,419,523
Class T
Shares sold	7,521,543	10,116,307	$ 261,505,450	$ 305,434,450
Reinvestment of distributions	71,286	28,708	2,360,270	814,969
Shares redeemed	(2,186,405)	(2,437,132)	(75,248,709)	(73,507,588)
Net increase (decrease)	5,406,424	7,707,883	$ 188,617,011	$ 232,741,831
Class B
Shares sold	1,197,881	2,237,834	$ 41,097,818	$ 66,396,993
Reinvestment of distributions	21,278	5,851	691,746	164,431
Shares redeemed	(491,459)	(910,897)	(16,643,272)	(26,961,331)
Net increase (decrease)	727,700	1,332,788	$ 25,146,292	$ 39,600,093
Class C
Shares sold	5,775,261	8,159,424	$ 198,993,572	$ 242,227,814
Reinvestment of distributions	50,267	10,064	1,633,160	282,445
Shares redeemed	(951,211)	(1,761,095)	(32,182,760)	(51,736,524)
Net increase (decrease)	4,874,317	6,408,393	$ 168,443,972	$ 190,773,735
Institutional Class
Shares sold	6,063,571	5,522,978	$ 217,263,247	$ 171,166,854
Reinvestment of distributions	27,816	7,352	940,728	212,731
Shares redeemed	(1,023,530)	(1,622,177)	(35,850,265)	(49,856,347)
Net increase (decrease)	5,067,857	3,908,153	$ 182,353,710	$ 121,523,238

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-USAN-0707
1.786798.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Mid Cap Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,138.80	$ 5.76
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44
Class T
Actual	$ 1,000.00	$ 1,137.90	$ 6.77
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.39
Class B
Actual	$ 1,000.00	$ 1,134.50	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,015.51	$ 9.50
Class C
Actual	$ 1,000.00	$ 1,134.50	$ 9.79
HypotheticalA	$ 1,000.00	$ 1,015.76	$ 9.25
Institutional Class
Actual	$ 1,000.00	$ 1,140.70	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.27%
Class B	1.89%
Class C	1.84%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Harman International Industries, Inc.	6.2	6.5
AT&T, Inc.	6.1	5.1
NAVTEQ Corp.	4.6	1.3
Juniper Networks, Inc.	4.3	2.6
Agilent Technologies, Inc.	4.1	2.3
Sears Holdings Corp.	3.5	1.2
The Walt Disney Co.	3.4	0.5
SanDisk Corp.	3.4	0.0
Electronic Arts, Inc.	3.2	2.4
American Tower Corp. Class A	3.0	1.8
	41.8
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.7	18.0
Consumer Discretionary	22.1	20.9
Industrials	18.2	18.1
Telecommunication Services	13.1	11.1
Financials	6.8	5.5
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.6%		Stocks 96.5%
	Bonds 0.0%		Bonds 0.7%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	14.7%	** Foreign investments	21.8%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Diversified Consumer Services - 6.7%
DeVry, Inc. (e)	7,080,600	$ 237,908
Service Corp. International	4,853,400	67,851
Weight Watchers International, Inc. (d)(e)	4,853,800	253,465
		559,224
Hotels, Restaurants & Leisure - 1.7%
International Game Technology	2,136,200	85,854
Shuffle Master, Inc. (a)(d)(e)	3,120,509	60,007
		145,861
Household Durables - 6.2%
Harman International Industries, Inc. (e)	4,386,580	520,468
Media - 3.4%
The Walt Disney Co.	8,136,747	288,366
Multiline Retail - 3.5%
Sears Holdings Corp. (a)	1,609,600	289,760
Textiles, Apparel & Luxury Goods - 0.6%
Phillips-Van Heusen Corp.	798,800	48,823
TOTAL CONSUMER DISCRETIONARY		1,852,502
CONSUMER STAPLES - 3.7%
Beverages - 3.7%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	1,927,641	89,539
Cott Corp. (a)(e)	4,496,900	72,198
Molson Coors Brewing Co. Class B	1,652,624	151,331
		313,068
ENERGY - 3.0%
Energy Equipment & Services - 1.0%
SEACOR Holdings, Inc. (a)	888,377	82,166
Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	674,500	51,869
EXCO Resources, Inc. (a)	3,869,900	69,929
Goodrich Petroleum Corp. (a)(d)(e)	1,442,200	51,371
		173,169
TOTAL ENERGY		255,335
FINANCIALS - 6.5%
Capital Markets - 5.5%
Ashmore Group plc	20,373,458	124,851
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
FBR Capital Markets Corp. (a)(f)	1,213,333	$ 18,503
Greenhill & Co., Inc. (d)	1,123,900	80,921
Jefferies Group, Inc.	1,105,600	33,876
Julius Baer Holding AG (Bearer)	1,240,972	94,438
Lazard Ltd. Class A	1,871,980	100,862
Thomas Weisel Partners Group, Inc. (a)(d)	266,725	4,668
		458,119
Commercial Banks - 1.0%
East West Bancorp, Inc.	2,114,200	85,710
TOTAL FINANCIALS		543,829
HEALTH CARE - 2.3%
Biotechnology - 0.5%
Neurocrine Biosciences, Inc. (a)(d)(e)	3,578,114	41,578
Health Care Equipment & Supplies - 1.8%
Advanced Medical Optics, Inc. (a)(d)(e)	4,282,100	150,302
TOTAL HEALTH CARE		191,880
INDUSTRIALS - 17.9%
Aerospace & Defense - 0.2%
Argon ST, Inc. (a)	745,548	17,781
Airlines - 2.7%
AirAsia BHD (a)	110,984,300	64,007
Delta Air Lines, Inc. (a)	3,968,040	75,591
US Airways Group, Inc. (a)	2,416,399	86,145
		225,743
Commercial Services & Supplies - 2.4%
Allied Waste Industries, Inc.	7,500,000	100,950
Knoll, Inc. (e)	4,249,303	102,833
		203,783
Construction & Engineering - 2.1%
Quanta Services, Inc. (a)(d)(e)	5,942,800	178,343
Electrical Equipment - 4.7%
ABB Ltd. sponsored ADR	5,074,400	108,947
Nexans SA	236,300	38,119
Prysmian SpA (a)(e)	9,729,740	244,700
		391,766
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 3.0%
Flowserve Corp. (e)	3,644,100	$ 252,937
Road & Rail - 2.8%
Hertz Global Holdings, Inc.	10,814,300	229,047
TOTAL INDUSTRIALS		1,499,400
INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 5.3%
Harris Corp.	1,682,600	83,995
Juniper Networks, Inc. (a)	14,581,335	355,930
		439,925
Computers & Peripherals - 5.7%
SanDisk Corp. (a)(d)	6,488,512	282,575
Sun Microsystems, Inc. (a)	37,696,992	192,255
		474,830
Electronic Equipment & Instruments - 4.1%
Agilent Technologies, Inc. (a)	8,941,606	341,301
Internet Software & Services - 0.8%
Openwave Systems, Inc. (a)(d)(e)	6,595,554	67,934
IT Services - 4.4%
Global Cash Access Holdings, Inc. (a)(e)	4,804,201	78,068
MoneyGram International, Inc.	2,442,885	71,186
The Western Union Co.	9,737,094	218,598
		367,852
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)(d)	7,267,846	103,712
Software - 9.2%
Electronic Arts, Inc. (a)	5,559,784	271,707
NAVTEQ Corp. (a)(e)	9,016,899	386,194
Nintendo Co. Ltd.	332,100	115,969
		773,870
TOTAL INFORMATION TECHNOLOGY		2,569,424
TELECOMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 8.3%
Arbinet-thexchange, Inc. (a)	1,235,905	7,700
AT&T, Inc.	12,272,209	507,333
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	14,998,374	$ 87,291
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	4,752,259	92,004
		694,328
Wireless Telecommunication Services - 4.8%
American Tower Corp. Class A (a)	5,875,335	253,697
Bharti Airtel Ltd. (a)	6,843,515	147,426
		401,123
TOTAL TELECOMMUNICATION SERVICES		1,095,451
TOTAL COMMON STOCKS (Cost $6,797,957)		8,320,889
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.3%
INDUSTRIALS - 0.3%
Airlines - 0.3%
Skybus Airlines, Inc.:
Series A (a)(g)	2,300,000	12,650
Series B (a)(g)	1,671,354	9,192
		21,842
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
European Capital Ltd. preference shares (g)	2,100,000	30,206
TOTAL PREFERRED STOCKS (Cost $46,378)		52,048
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 5.33% (b)	39,797,921	39,798
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	154,857,200	154,857
TOTAL MONEY MARKET FUNDS (Cost $194,655)		194,655
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.05%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,938)	$ 3,939	$ 3,938
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $7,042,928)		8,571,530
NET OTHER ASSETS - (2.3)%		(195,108)
NET ASSETS - 100%		$ 8,376,422
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,503,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,049,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
European Capital Ltd. preference shares	8/22/05	$ 25,686
Skybus Airlines, Inc. Series A	3/20/06	$ 11,500
Skybus Airlines, Inc. Series B	3/13/07	$ 9,192
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (Amounts in thousands)
$3,938,000 due 6/01/07 at 5.05%
Banc of America Securities LLC	$ 760
Goldman, Sachs & Co.	3,178
$ 3,938
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,418
Fidelity Securities Lending Cash Central Fund	533
Total	$ 1,951
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Medical Optics, Inc.	$ 91,205	$ 77,353	$ 15,925	$ -	$ 150,302
Arbinet-thexchange, Inc.	8,470	-	1,215	-	-
Argon ST, Inc.	37,897	-	24,377	-	-
Biosite, Inc.	67,415	3,663	121,891	-	-
Cott Corp.	52,038	10,205	-	-	72,198
DeVry, Inc.	185,653	-	-	354	237,908
Flowserve Corp.	185,231	36,925	24,997	559	252,937
Global Cash Access Holdings, Inc.	76,452	527	-	-	78,068
Global Crossing Ltd.	66,699	-	63,373	-	-
Goodrich Petroleum Corp.	41,432	16,360	-	-	51,371
Harman International Industries, Inc.	505,791	-	49,365	110	520,468
Knoll, Inc.	88,428	-	-	935	102,833
NAVTEQ Corp.	102,814	215,377	-	-	386,194
Neurocrine Biosciences, Inc.	33,062	-	-	-	41,578
Novelis, Inc.	173,459	-	266,916	-	-
Openwave Systems, Inc.	59,409	-	4,200	-	67,934
Prysmian SpA	-	223,674	-	-	244,700
Quanta Services, Inc.	108,932	-	-	-	178,343
SEACOR Holdings, Inc.	135,454	-	52,738	-	-
Shuffle Master, Inc.	71,658	24,096	13,343	-	60,007
Weight Watchers International, Inc.	154,244	102,376	20,339	1,421	253,465
Total	$ 2,245,743	$ 710,556	$ 658,679	$ 3,379	$ 2,698,306
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.3%
Italy	2.9%
Switzerland	2.4%
United Kingdom	1.8%
India	1.8%
Japan	1.4%
Bermuda	1.2%
Greece	1.1%
Others (individually less than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $151,904 and repurchase agreements of $3,938) - See accompanying schedule: Unaffiliated issuers (cost $4,736,500)	$ 5,678,569
Fidelity Central Funds (cost $194,655)	194,655
Other affiliated issuers (cost $2,111,773)	2,698,306
Total Investments (cost $7,042,928)		$ 8,571,530
Cash		1
Receivable for investments sold		70,248
Receivable for fund shares sold		4,683
Dividends receivable		3,530
Distributions receivable from Fidelity Central Funds		270
Prepaid expenses		20
Other receivables		3
Total assets		8,650,285

Liabilities
Payable for investments purchased	$ 87,628
Payable for fund shares redeemed	22,692
Accrued management fee	3,855
Distribution fees payable	3,198
Other affiliated payables	1,512
Other payables and accrued expenses	121
Collateral on securities loaned, at value	154,857
Total liabilities		273,863

Net Assets		$ 8,376,422
Net Assets consist of:
Paid in capital		$ 6,006,638
Accumulated net investment loss		(21,661)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		862,886
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,528,559
Net Assets		$ 8,376,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,844,115 ÷ 67,332.8 shares)	$ 27.39

Maximum offering price per share (100/94.25 of $27.39)	$ 29.06
Class T: Net Asset Value and redemption price per share ($4,284,101 ÷ 154,908.2 shares)	$ 27.66

Maximum offering price per share (100/96.50 of $27.66)	$ 28.66
Class B: Net Asset Value and offering price per share ($739,339 ÷ 28,060.8 shares)A	$ 26.35

Class C: Net Asset Value and offering price per share ($536,897 ÷ 20,364.1 shares)A	$ 26.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($971,970 ÷ 34,407.8 shares)	$ 28.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends (including $3,379 earned from other affiliated issuers)		$ 25,699
Interest		268
Income from Fidelity Central Funds		1,951
Total income		27,918

Expenses
Management fee	$ 22,263
Transfer agent fees	8,342
Distribution fees	18,719
Accounting and security lending fees	629
Custodian fees and expenses	200
Independent trustees' compensation	13
Registration fees	148
Audit	62
Legal	56
Interest	139
Miscellaneous	36
Total expenses before reductions	50,607
Expense reductions	(360)	50,247
Net investment income (loss)		(22,329)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	691,349
Other affiliated issuers	197,864
Foreign currency transactions	(474)
Total net realized gain (loss)		888,739
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $900)	165,059
Assets and liabilities in foreign currencies	372
Total change in net unrealized appreciation (depreciation)		165,431
Net gain (loss)		1,054,170
Net increase (decrease) in net assets resulting from operations		$ 1,031,841

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (22,329)	$ (35,057)
Net realized gain (loss)	888,739	818,962
Change in net unrealized appreciation (depreciation)	165,431	171,055
Net increase (decrease) in net assets resulting from operations	1,031,841	954,960
Distributions to shareholders from net realized gain	(607,303)	(1,021,388)
Share transactions - net increase (decrease)	157,772	(24,538)
Total increase (decrease) in net assets	582,310	(90,966)

Net Assets
Beginning of period	7,794,112	7,885,078
End of period (including accumulated net investment loss of $21,661 and undistributed net investment income of $668, respectively)	$ 8,376,422	$ 7,794,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.10	$ 26.31	$ 24.84	$ 21.08	$ 15.73	$ 17.95
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.04)	.03 H,J	(.06)	(.06)
Net realized and unrealized gain (loss)	3.41	3.26	2.68	3.73	5.41	(2.10)
Total from investment operations	3.36	3.20	2.64	3.76	5.35	(2.16)
Distributions from net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	(2.07)	(3.41)	(1.17)	-	-	-
Total distributions	(2.07)	(3.41)	(1.17)	-	-	(.06)
Net asset value, end of period	$ 27.39	$ 26.10	$ 26.31	$ 24.84	$ 21.08	$ 15.73
Total Return B,C,D	13.88%	13.57%	11.16%	17.84%	34.01%	(12.09)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08% A	1.10%	1.15%	1.18%	1.21%	1.26%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.15%	1.18%	1.21%	1.26%
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.11%	1.07%	1.08%
Net investment income (loss)	(.37)% A	(.25)%	(.18)%	.14% J	(.31)%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,844	$ 1,646	$ 1,565	$ 1,479	$ 877	$ 384
Portfolio turnover rate G	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.31	$ 26.48	$ 24.99	$ 21.24	$ 15.87	$ 18.09
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.08)	- H,J,K	(.09)	(.09)
Net realized and unrealized gain (loss)	3.44	3.28	2.71	3.75	5.46	(2.13)
Total from investment operations	3.37	3.18	2.63	3.75	5.37	(2.22)
Distributions from net realized gain	(2.02)	(3.35)	(1.14)	-	-	-
Net asset value, end of period	$ 27.66	$ 26.31	$ 26.48	$ 24.99	$ 21.24	$ 15.87
Total Return B,C,D	13.79%	13.36%	11.01%	17.66%	33.84%	(12.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.28%	1.31%	1.32%	1.39%	1.44%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.31%	1.32%	1.39%	1.44%
Expenses net of all reductions	1.27% A	1.26%	1.24%	1.25%	1.24%	1.26%
Net investment income (loss)	(.56)% A	(.43)%	(.34)%	(.01)% K	(.48)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,284	$ 4,055	$ 4,182	$ 4,698	$ 3,228	$ 1,712
Portfolio turnover rate G	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.06	$ 25.35	$ 23.97	$ 20.51	$ 15.41	$ 17.66
Income from Investment Operations
Net investment income (loss) E	(.14)	(.25)	(.23)	(.14) H,J	(.18)	(.18)
Net realized and unrealized gain (loss)	3.29	3.14	2.60	3.60	5.28	(2.07)
Total from investment operations	3.15	2.89	2.37	3.46	5.10	(2.25)
Distributions from net realized gain	(1.86)	(3.18)	(.99)	-	-	-
Net asset value, end of period	$ 26.35	$ 25.06	$ 25.35	$ 23.97	$ 20.51	$ 15.41
Total Return B,C,D	13.45%	12.62%	10.30%	16.87%	33.10%	(12.74)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.92%	1.95%	1.97%	1.98%	1.98%
Expenses net of fee waivers, if any	1.89% A	1.92%	1.95%	1.97%	1.98%	1.98%
Expenses net of all reductions	1.88% A	1.90%	1.89%	1.91%	1.84%	1.80%
Net investment income (loss)	(1.18)% A	(1.07)%	(.98)%	(.66)% J	(1.08)%	(1.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 739	$ 763	$ 874	$ 972	$ 829	$ 550
Portfolio turnover rate G	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 25.38	$ 24.00	$ 20.52	$ 15.42	$ 17.66
Income from Investment Operations
Net investment income (loss) E	(.14)	(.24)	(.22)	(.13) H,J	(.18)	(.17)
Net realized and unrealized gain (loss)	3.29	3.14	2.61	3.61	5.28	(2.07)
Total from investment operations	3.15	2.90	2.39	3.48	5.10	(2.24)
Distributions from net realized gain	(1.88)	(3.19)	(1.01)	-	-	-
Net asset value, end of period	$ 26.36	$ 25.09	$ 25.38	$ 24.00	$ 20.52	$ 15.42
Total Return B,C,D	13.45%	12.66%	10.38%	16.96%	33.07%	(12.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.86%	1.90%	1.92%	1.92%	1.93%
Expenses net of fee waivers, if any	1.84% A	1.86%	1.90%	1.92%	1.92%	1.93%
Expenses net of all reductions	1.83% A	1.84%	1.84%	1.85%	1.78%	1.75%
Net investment income (loss)	(1.13)% A	(1.01)%	(.93)%	(.60)% J	(1.02)%	(1.00)%
Supplemental Data
Net assets, end of period (in millions)	$ 537	$ 525	$ 577	$ 653	$ 500	$ 296
Portfolio turnover rate G	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.90	$ 27.04	$ 25.48	$ 21.54	$ 16.00	$ 18.22
Income from Investment Operations
Net investment income (loss) D	(.01)	.02	.05	.12 G,I	.02	.02
Net realized and unrealized gain (loss)	3.52	3.35	2.76	3.82	5.52	(2.14)
Total from investment operations	3.51	3.37	2.81	3.94	5.54	(2.12)
Distributions from net investment income	-	-	-	-	-	(.10)
Distributions from net realized gain	(2.16)	(3.51)	(1.25)	-	-	-
Total distributions	(2.16)	(3.51)	(1.25)	-	-	(.10)
Net asset value, end of period	$ 28.25	$ 26.90	$ 27.04	$ 25.48	$ 21.54	$ 16.00
Total Return B,C	14.07%	13.90%	11.58%	18.29%	34.63%	(11.72)%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.78%	.79%	.79%	.81%	.82%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.79%	.81%	.82%
Expenses net of all reductions	.77% A	.76%	.73%	.73%	.66%	.64%
Net investment income (loss)	(.07)% A	.07%	.18%	.52% I	.09%	.11%
Supplemental Data
Net assets, end of period (in millions)	$ 972	$ 804	$ 687	$ 647	$ 393	$ 221
Portfolio turnover rate F	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.10 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,838,330
Unrealized depreciation	(324,400)
Net unrealized appreciation (depreciation)	$ 1,513,930
Cost for federal income tax purposes	$ 7,057,600

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,279,402 and $4,537,980, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,143	$ 106
Class T	.25%	.25%	10,227	202
Class B	.75%	.25%	3,723	2,802
Class C	.75%	.25%	2,626	69
			$ 18,719	$ 3,179

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34
Class T	29
Class B*	475
Class C*	5
$ 543

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,067.24
Class T	3,719.18
Class B	1,096.29
Class C	642.24
Institutional Class	818.19
	$ 8,342

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 26,981	5.42%	$ 138

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $533.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,738. The weighted average interest rate was 5.57%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions - continued

the period, these credits reduced the Fund's custody expenses by $51. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 29
Class T	31
Class B	1
Class C	2
Institutional Class	16
$ 79

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business

Semiannual Report

11. Other - continued

entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net realized gain
Class A	$ 132,424	$ 208,630
Class T	313,494	536,587
Class B	56,687	111,181
Class C	39,472	73,586
Institutional Class	65,226	91,404
Total	$ 607,303	$ 1,021,388

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	9,453	15,988	$ 240,842	$ 390,056
Reinvestment of distributions	5,140	8,225	126,603	198,611
Shares redeemed	(10,340)	(20,619)	(263,097)	(498,840)
Net increase (decrease)	4,253	3,594	$ 104,348	$ 89,827
Class T
Shares sold	15,466	31,635	$ 398,377	$ 779,229
Reinvestment of distributions	12,168	21,301	302,821	519,267
Shares redeemed	(26,874)	(56,713)	(689,020)	(1,388,947)
Net increase (decrease)	760	(3,777)	$ 12,178	$ (90,451)
Class B
Shares sold	314	819	$ 7,628	$ 19,311
Reinvestment of distributions	2,190	4,343	52,096	101,561
Shares redeemed	(4,904)	(9,180)	(120,228)	(214,240)
Net increase (decrease)	(2,400)	(4,018)	$ (60,504)	$ (93,368)
Class C
Shares sold	552	1,280	$ 13,427	$ 30,094
Reinvestment of distributions	1,420	2,674	33,794	62,595
Shares redeemed	(2,516)	(5,793)	(61,925)	(135,813)
Net increase (decrease)	(544)	(1,839)	$ (14,704)	$ (43,124)
Institutional Class
Shares sold	5,299	8,282	$ 139,109	$ 206,249
Reinvestment of distributions	2,203	3,018	55,866	74,855
Shares redeemed	(2,990)	(6,812)	(78,521)	(168,526)
Net increase (decrease)	4,512	4,488	$ 116,454	$ 112,578

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the S&P MidCap 400 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one- and five-year periods, although the fund's three-year cumulative return compared favorably to the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 0.6 basis points. As a result, the fund's hypothetical management fee would have been 0.6 basis points ($0.4 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36 months for the 12-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MC-USAN-0707
1.786799.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Mid Cap Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,138.80	$ 5.76
HypotheticalA	$ 1,000.00	$ 1,019.55	$ 5.44
Class T
Actual	$ 1,000.00	$ 1,137.90	$ 6.77
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.39
Class B
Actual	$ 1,000.00	$ 1,134.50	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,015.51	$ 9.50
Class C
Actual	$ 1,000.00	$ 1,134.50	$ 9.79
HypotheticalA	$ 1,000.00	$ 1,015.76	$ 9.25
Institutional Class
Actual	$ 1,000.00	$ 1,140.70	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.27%
Class B	1.89%
Class C	1.84%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Harman International Industries, Inc.	6.2	6.5
AT&T, Inc.	6.1	5.1
NAVTEQ Corp.	4.6	1.3
Juniper Networks, Inc.	4.3	2.6
Agilent Technologies, Inc.	4.1	2.3
Sears Holdings Corp.	3.5	1.2
The Walt Disney Co.	3.4	0.5
SanDisk Corp.	3.4	0.0
Electronic Arts, Inc.	3.2	2.4
American Tower Corp. Class A	3.0	1.8
	41.8
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.7	18.0
Consumer Discretionary	22.1	20.9
Industrials	18.2	18.1
Telecommunication Services	13.1	11.1
Financials	6.8	5.5
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.6%		Stocks 96.5%
	Bonds 0.0%		Bonds 0.7%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	14.7%	** Foreign investments	21.8%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Diversified Consumer Services - 6.7%
DeVry, Inc. (e)	7,080,600	$ 237,908
Service Corp. International	4,853,400	67,851
Weight Watchers International, Inc. (d)(e)	4,853,800	253,465
		559,224
Hotels, Restaurants & Leisure - 1.7%
International Game Technology	2,136,200	85,854
Shuffle Master, Inc. (a)(d)(e)	3,120,509	60,007
		145,861
Household Durables - 6.2%
Harman International Industries, Inc. (e)	4,386,580	520,468
Media - 3.4%
The Walt Disney Co.	8,136,747	288,366
Multiline Retail - 3.5%
Sears Holdings Corp. (a)	1,609,600	289,760
Textiles, Apparel & Luxury Goods - 0.6%
Phillips-Van Heusen Corp.	798,800	48,823
TOTAL CONSUMER DISCRETIONARY		1,852,502
CONSUMER STAPLES - 3.7%
Beverages - 3.7%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	1,927,641	89,539
Cott Corp. (a)(e)	4,496,900	72,198
Molson Coors Brewing Co. Class B	1,652,624	151,331
		313,068
ENERGY - 3.0%
Energy Equipment & Services - 1.0%
SEACOR Holdings, Inc. (a)	888,377	82,166
Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	674,500	51,869
EXCO Resources, Inc. (a)	3,869,900	69,929
Goodrich Petroleum Corp. (a)(d)(e)	1,442,200	51,371
		173,169
TOTAL ENERGY		255,335
FINANCIALS - 6.5%
Capital Markets - 5.5%
Ashmore Group plc	20,373,458	124,851
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
FBR Capital Markets Corp. (a)(f)	1,213,333	$ 18,503
Greenhill & Co., Inc. (d)	1,123,900	80,921
Jefferies Group, Inc.	1,105,600	33,876
Julius Baer Holding AG (Bearer)	1,240,972	94,438
Lazard Ltd. Class A	1,871,980	100,862
Thomas Weisel Partners Group, Inc. (a)(d)	266,725	4,668
		458,119
Commercial Banks - 1.0%
East West Bancorp, Inc.	2,114,200	85,710
TOTAL FINANCIALS		543,829
HEALTH CARE - 2.3%
Biotechnology - 0.5%
Neurocrine Biosciences, Inc. (a)(d)(e)	3,578,114	41,578
Health Care Equipment & Supplies - 1.8%
Advanced Medical Optics, Inc. (a)(d)(e)	4,282,100	150,302
TOTAL HEALTH CARE		191,880
INDUSTRIALS - 17.9%
Aerospace & Defense - 0.2%
Argon ST, Inc. (a)	745,548	17,781
Airlines - 2.7%
AirAsia BHD (a)	110,984,300	64,007
Delta Air Lines, Inc. (a)	3,968,040	75,591
US Airways Group, Inc. (a)	2,416,399	86,145
		225,743
Commercial Services & Supplies - 2.4%
Allied Waste Industries, Inc.	7,500,000	100,950
Knoll, Inc. (e)	4,249,303	102,833
		203,783
Construction & Engineering - 2.1%
Quanta Services, Inc. (a)(d)(e)	5,942,800	178,343
Electrical Equipment - 4.7%
ABB Ltd. sponsored ADR	5,074,400	108,947
Nexans SA	236,300	38,119
Prysmian SpA (a)(e)	9,729,740	244,700
		391,766
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 3.0%
Flowserve Corp. (e)	3,644,100	$ 252,937
Road & Rail - 2.8%
Hertz Global Holdings, Inc.	10,814,300	229,047
TOTAL INDUSTRIALS		1,499,400
INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 5.3%
Harris Corp.	1,682,600	83,995
Juniper Networks, Inc. (a)	14,581,335	355,930
		439,925
Computers & Peripherals - 5.7%
SanDisk Corp. (a)(d)	6,488,512	282,575
Sun Microsystems, Inc. (a)	37,696,992	192,255
		474,830
Electronic Equipment & Instruments - 4.1%
Agilent Technologies, Inc. (a)	8,941,606	341,301
Internet Software & Services - 0.8%
Openwave Systems, Inc. (a)(d)(e)	6,595,554	67,934
IT Services - 4.4%
Global Cash Access Holdings, Inc. (a)(e)	4,804,201	78,068
MoneyGram International, Inc.	2,442,885	71,186
The Western Union Co.	9,737,094	218,598
		367,852
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)(d)	7,267,846	103,712
Software - 9.2%
Electronic Arts, Inc. (a)	5,559,784	271,707
NAVTEQ Corp. (a)(e)	9,016,899	386,194
Nintendo Co. Ltd.	332,100	115,969
		773,870
TOTAL INFORMATION TECHNOLOGY		2,569,424
TELECOMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 8.3%
Arbinet-thexchange, Inc. (a)	1,235,905	7,700
AT&T, Inc.	12,272,209	507,333
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	14,998,374	$ 87,291
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	4,752,259	92,004
		694,328
Wireless Telecommunication Services - 4.8%
American Tower Corp. Class A (a)	5,875,335	253,697
Bharti Airtel Ltd. (a)	6,843,515	147,426
		401,123
TOTAL TELECOMMUNICATION SERVICES		1,095,451
TOTAL COMMON STOCKS (Cost $6,797,957)		8,320,889
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.3%
INDUSTRIALS - 0.3%
Airlines - 0.3%
Skybus Airlines, Inc.:
Series A (a)(g)	2,300,000	12,650
Series B (a)(g)	1,671,354	9,192
		21,842
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
European Capital Ltd. preference shares (g)	2,100,000	30,206
TOTAL PREFERRED STOCKS (Cost $46,378)		52,048
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 5.33% (b)	39,797,921	39,798
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	154,857,200	154,857
TOTAL MONEY MARKET FUNDS (Cost $194,655)		194,655
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.05%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,938)	$ 3,939	$ 3,938
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $7,042,928)		8,571,530
NET OTHER ASSETS - (2.3)%		(195,108)
NET ASSETS - 100%		$ 8,376,422
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,503,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,049,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
European Capital Ltd. preference shares	8/22/05	$ 25,686
Skybus Airlines, Inc. Series A	3/20/06	$ 11,500
Skybus Airlines, Inc. Series B	3/13/07	$ 9,192
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (Amounts in thousands)
$3,938,000 due 6/01/07 at 5.05%
Banc of America Securities LLC	$ 760
Goldman, Sachs & Co.	3,178
$ 3,938
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,418
Fidelity Securities Lending Cash Central Fund	533
Total	$ 1,951
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Medical Optics, Inc.	$ 91,205	$ 77,353	$ 15,925	$ -	$ 150,302
Arbinet-thexchange, Inc.	8,470	-	1,215	-	-
Argon ST, Inc.	37,897	-	24,377	-	-
Biosite, Inc.	67,415	3,663	121,891	-	-
Cott Corp.	52,038	10,205	-	-	72,198
DeVry, Inc.	185,653	-	-	354	237,908
Flowserve Corp.	185,231	36,925	24,997	559	252,937
Global Cash Access Holdings, Inc.	76,452	527	-	-	78,068
Global Crossing Ltd.	66,699	-	63,373	-	-
Goodrich Petroleum Corp.	41,432	16,360	-	-	51,371
Harman International Industries, Inc.	505,791	-	49,365	110	520,468
Knoll, Inc.	88,428	-	-	935	102,833
NAVTEQ Corp.	102,814	215,377	-	-	386,194
Neurocrine Biosciences, Inc.	33,062	-	-	-	41,578
Novelis, Inc.	173,459	-	266,916	-	-
Openwave Systems, Inc.	59,409	-	4,200	-	67,934
Prysmian SpA	-	223,674	-	-	244,700
Quanta Services, Inc.	108,932	-	-	-	178,343
SEACOR Holdings, Inc.	135,454	-	52,738	-	-
Shuffle Master, Inc.	71,658	24,096	13,343	-	60,007
Weight Watchers International, Inc.	154,244	102,376	20,339	1,421	253,465
Total	$ 2,245,743	$ 710,556	$ 658,679	$ 3,379	$ 2,698,306
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.3%
Italy	2.9%
Switzerland	2.4%
United Kingdom	1.8%
India	1.8%
Japan	1.4%
Bermuda	1.2%
Greece	1.1%
Others (individually less than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $151,904 and repurchase agreements of $3,938) - See accompanying schedule: Unaffiliated issuers (cost $4,736,500)	$ 5,678,569
Fidelity Central Funds (cost $194,655)	194,655
Other affiliated issuers (cost $2,111,773)	2,698,306
Total Investments (cost $7,042,928)		$ 8,571,530
Cash		1
Receivable for investments sold		70,248
Receivable for fund shares sold		4,683
Dividends receivable		3,530
Distributions receivable from Fidelity Central Funds		270
Prepaid expenses		20
Other receivables		3
Total assets		8,650,285

Liabilities
Payable for investments purchased	$ 87,628
Payable for fund shares redeemed	22,692
Accrued management fee	3,855
Distribution fees payable	3,198
Other affiliated payables	1,512
Other payables and accrued expenses	121
Collateral on securities loaned, at value	154,857
Total liabilities		273,863

Net Assets		$ 8,376,422
Net Assets consist of:
Paid in capital		$ 6,006,638
Accumulated net investment loss		(21,661)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		862,886
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,528,559
Net Assets		$ 8,376,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,844,115 ÷ 67,332.8 shares)	$ 27.39

Maximum offering price per share (100/94.25 of $27.39)	$ 29.06
Class T: Net Asset Value and redemption price per share ($4,284,101 ÷ 154,908.2 shares)	$ 27.66

Maximum offering price per share (100/96.50 of $27.66)	$ 28.66
Class B: Net Asset Value and offering price per share ($739,339 ÷ 28,060.8 shares)A	$ 26.35

Class C: Net Asset Value and offering price per share ($536,897 ÷ 20,364.1 shares)A	$ 26.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($971,970 ÷ 34,407.8 shares)	$ 28.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends (including $3,379 earned from other affiliated issuers)		$ 25,699
Interest		268
Income from Fidelity Central Funds		1,951
Total income		27,918

Expenses
Management fee	$ 22,263
Transfer agent fees	8,342
Distribution fees	18,719
Accounting and security lending fees	629
Custodian fees and expenses	200
Independent trustees' compensation	13
Registration fees	148
Audit	62
Legal	56
Interest	139
Miscellaneous	36
Total expenses before reductions	50,607
Expense reductions	(360)	50,247
Net investment income (loss)		(22,329)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	691,349
Other affiliated issuers	197,864
Foreign currency transactions	(474)
Total net realized gain (loss)		888,739
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $900)	165,059
Assets and liabilities in foreign currencies	372
Total change in net unrealized appreciation (depreciation)		165,431
Net gain (loss)		1,054,170
Net increase (decrease) in net assets resulting from operations		$ 1,031,841

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (22,329)	$ (35,057)
Net realized gain (loss)	888,739	818,962
Change in net unrealized appreciation (depreciation)	165,431	171,055
Net increase (decrease) in net assets resulting from operations	1,031,841	954,960
Distributions to shareholders from net realized gain	(607,303)	(1,021,388)
Share transactions - net increase (decrease)	157,772	(24,538)
Total increase (decrease) in net assets	582,310	(90,966)

Net Assets
Beginning of period	7,794,112	7,885,078
End of period (including accumulated net investment loss of $21,661 and undistributed net investment income of $668, respectively)	$ 8,376,422	$ 7,794,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.10	$ 26.31	$ 24.84	$ 21.08	$ 15.73	$ 17.95
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.04)	.03 H,J	(.06)	(.06)
Net realized and unrealized gain (loss)	3.41	3.26	2.68	3.73	5.41	(2.10)
Total from investment operations	3.36	3.20	2.64	3.76	5.35	(2.16)
Distributions from net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	(2.07)	(3.41)	(1.17)	-	-	-
Total distributions	(2.07)	(3.41)	(1.17)	-	-	(.06)
Net asset value, end of period	$ 27.39	$ 26.10	$ 26.31	$ 24.84	$ 21.08	$ 15.73
Total Return B,C,D	13.88%	13.57%	11.16%	17.84%	34.01%	(12.09)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08% A	1.10%	1.15%	1.18%	1.21%	1.26%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.15%	1.18%	1.21%	1.26%
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.11%	1.07%	1.08%
Net investment income (loss)	(.37)% A	(.25)%	(.18)%	.14% J	(.31)%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,844	$ 1,646	$ 1,565	$ 1,479	$ 877	$ 384
Portfolio turnover rate G	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.31	$ 26.48	$ 24.99	$ 21.24	$ 15.87	$ 18.09
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.08)	- H,J,K	(.09)	(.09)
Net realized and unrealized gain (loss)	3.44	3.28	2.71	3.75	5.46	(2.13)
Total from investment operations	3.37	3.18	2.63	3.75	5.37	(2.22)
Distributions from net realized gain	(2.02)	(3.35)	(1.14)	-	-	-
Net asset value, end of period	$ 27.66	$ 26.31	$ 26.48	$ 24.99	$ 21.24	$ 15.87
Total Return B,C,D	13.79%	13.36%	11.01%	17.66%	33.84%	(12.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.28%	1.31%	1.32%	1.39%	1.44%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.31%	1.32%	1.39%	1.44%
Expenses net of all reductions	1.27% A	1.26%	1.24%	1.25%	1.24%	1.26%
Net investment income (loss)	(.56)% A	(.43)%	(.34)%	(.01)% K	(.48)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,284	$ 4,055	$ 4,182	$ 4,698	$ 3,228	$ 1,712
Portfolio turnover rate G	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.06	$ 25.35	$ 23.97	$ 20.51	$ 15.41	$ 17.66
Income from Investment Operations
Net investment income (loss) E	(.14)	(.25)	(.23)	(.14) H,J	(.18)	(.18)
Net realized and unrealized gain (loss)	3.29	3.14	2.60	3.60	5.28	(2.07)
Total from investment operations	3.15	2.89	2.37	3.46	5.10	(2.25)
Distributions from net realized gain	(1.86)	(3.18)	(.99)	-	-	-
Net asset value, end of period	$ 26.35	$ 25.06	$ 25.35	$ 23.97	$ 20.51	$ 15.41
Total Return B,C,D	13.45%	12.62%	10.30%	16.87%	33.10%	(12.74)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.92%	1.95%	1.97%	1.98%	1.98%
Expenses net of fee waivers, if any	1.89% A	1.92%	1.95%	1.97%	1.98%	1.98%
Expenses net of all reductions	1.88% A	1.90%	1.89%	1.91%	1.84%	1.80%
Net investment income (loss)	(1.18)% A	(1.07)%	(.98)%	(.66)% J	(1.08)%	(1.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 739	$ 763	$ 874	$ 972	$ 829	$ 550
Portfolio turnover rate G	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 25.38	$ 24.00	$ 20.52	$ 15.42	$ 17.66
Income from Investment Operations
Net investment income (loss) E	(.14)	(.24)	(.22)	(.13) H,J	(.18)	(.17)
Net realized and unrealized gain (loss)	3.29	3.14	2.61	3.61	5.28	(2.07)
Total from investment operations	3.15	2.90	2.39	3.48	5.10	(2.24)
Distributions from net realized gain	(1.88)	(3.19)	(1.01)	-	-	-
Net asset value, end of period	$ 26.36	$ 25.09	$ 25.38	$ 24.00	$ 20.52	$ 15.42
Total Return B,C,D	13.45%	12.66%	10.38%	16.96%	33.07%	(12.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.86%	1.90%	1.92%	1.92%	1.93%
Expenses net of fee waivers, if any	1.84% A	1.86%	1.90%	1.92%	1.92%	1.93%
Expenses net of all reductions	1.83% A	1.84%	1.84%	1.85%	1.78%	1.75%
Net investment income (loss)	(1.13)% A	(1.01)%	(.93)%	(.60)% J	(1.02)%	(1.00)%
Supplemental Data
Net assets, end of period (in millions)	$ 537	$ 525	$ 577	$ 653	$ 500	$ 296
Portfolio turnover rate G	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.90	$ 27.04	$ 25.48	$ 21.54	$ 16.00	$ 18.22
Income from Investment Operations
Net investment income (loss) D	(.01)	.02	.05	.12 G,I	.02	.02
Net realized and unrealized gain (loss)	3.52	3.35	2.76	3.82	5.52	(2.14)
Total from investment operations	3.51	3.37	2.81	3.94	5.54	(2.12)
Distributions from net investment income	-	-	-	-	-	(.10)
Distributions from net realized gain	(2.16)	(3.51)	(1.25)	-	-	-
Total distributions	(2.16)	(3.51)	(1.25)	-	-	(.10)
Net asset value, end of period	$ 28.25	$ 26.90	$ 27.04	$ 25.48	$ 21.54	$ 16.00
Total Return B,C	14.07%	13.90%	11.58%	18.29%	34.63%	(11.72)%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.78%	.79%	.79%	.81%	.82%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.79%	.81%	.82%
Expenses net of all reductions	.77% A	.76%	.73%	.73%	.66%	.64%
Net investment income (loss)	(.07)% A	.07%	.18%	.52% I	.09%	.11%
Supplemental Data
Net assets, end of period (in millions)	$ 972	$ 804	$ 687	$ 647	$ 393	$ 221
Portfolio turnover rate F	109% A	142%	138%	130%	164%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.10 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,838,330
Unrealized depreciation	(324,400)
Net unrealized appreciation (depreciation)	$ 1,513,930
Cost for federal income tax purposes	$ 7,057,600

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,279,402 and $4,537,980, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,143	$ 106
Class T	.25%	.25%	10,227	202
Class B	.75%	.25%	3,723	2,802
Class C	.75%	.25%	2,626	69
			$ 18,719	$ 3,179

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34
Class T	29
Class B*	475
Class C*	5
$ 543

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,067.24
Class T	3,719.18
Class B	1,096.29
Class C	642.24
Institutional Class	818.19
	$ 8,342

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 26,981	5.42%	$ 138

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $533.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,738. The weighted average interest rate was 5.57%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions - continued

the period, these credits reduced the Fund's custody expenses by $51. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 29
Class T	31
Class B	1
Class C	2
Institutional Class	16
$ 79

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business

Semiannual Report

11. Other - continued

entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net realized gain
Class A	$ 132,424	$ 208,630
Class T	313,494	536,587
Class B	56,687	111,181
Class C	39,472	73,586
Institutional Class	65,226	91,404
Total	$ 607,303	$ 1,021,388

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	9,453	15,988	$ 240,842	$ 390,056
Reinvestment of distributions	5,140	8,225	126,603	198,611
Shares redeemed	(10,340)	(20,619)	(263,097)	(498,840)
Net increase (decrease)	4,253	3,594	$ 104,348	$ 89,827
Class T
Shares sold	15,466	31,635	$ 398,377	$ 779,229
Reinvestment of distributions	12,168	21,301	302,821	519,267
Shares redeemed	(26,874)	(56,713)	(689,020)	(1,388,947)
Net increase (decrease)	760	(3,777)	$ 12,178	$ (90,451)
Class B
Shares sold	314	819	$ 7,628	$ 19,311
Reinvestment of distributions	2,190	4,343	52,096	101,561
Shares redeemed	(4,904)	(9,180)	(120,228)	(214,240)
Net increase (decrease)	(2,400)	(4,018)	$ (60,504)	$ (93,368)
Class C
Shares sold	552	1,280	$ 13,427	$ 30,094
Reinvestment of distributions	1,420	2,674	33,794	62,595
Shares redeemed	(2,516)	(5,793)	(61,925)	(135,813)
Net increase (decrease)	(544)	(1,839)	$ (14,704)	$ (43,124)
Institutional Class
Shares sold	5,299	8,282	$ 139,109	$ 206,249
Reinvestment of distributions	2,203	3,018	55,866	74,855
Shares redeemed	(2,990)	(6,812)	(78,521)	(168,526)
Net increase (decrease)	4,512	4,488	$ 116,454	$ 112,578

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the S&P MidCap 400 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one- and five-year periods, although the fund's three-year cumulative return compared favorably to the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 0.6 basis points. As a result, the fund's hypothetical management fee would have been 0.6 basis points ($0.4 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36 months for the 12-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management
& Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MCI-USAN-0707
1.786800.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/ (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Small Cap Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell 2000® Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,141.30	$ 6.83
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.44
Class T
Actual	$ 1,000.00	$ 1,140.20	$ 7.90
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.44
Class B
Actual	$ 1,000.00	$ 1,137.30	$ 11.03
HypotheticalA	$ 1,000.00	$ 1,014.61	$ 10.40
Class C
Actual	$ 1,000.00	$ 1,137.10	$ 10.87
HypotheticalA	$ 1,000.00	$ 1,014.76	$ 10.25
Institutional Class
Actual	$ 1,000.00	$ 1,143.20	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.28%
Class T	1.48%
Class B	2.07%
Class C	2.04%
Institutional Class	.96%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Belden CDT, Inc.	3.9	3.0
Mettler-Toledo International, Inc.	2.8	2.5
RadioShack Corp.	2.7	1.6
FTI Consulting, Inc.	2.5	1.9
Fair Isaac Corp.	2.4	2.0
Alliant Techsystems, Inc.	2.3	2.0
Penn National Gaming, Inc.	2.2	1.7
Aspen Insurance Holdings Ltd.	1.8	1.3
j2 Global Communications, Inc.	1.8	0.9
DRS Technologies, Inc.	1.8	0.5
	24.2
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.8	17.6
Financials	15.7	15.0
Information Technology	15.6	17.4
Consumer Discretionary	12.9	13.5
Health Care	10.8	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 92.9%		Stocks 87.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 12.5%
* Foreign investments	19.6%	** Foreign investments	15.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares		Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	946,600		$ 28,370
Diversified Consumer Services - 0.4%
IBT Education Ltd.	8,697,972		13,902
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	594,400		11,662
Penn National Gaming, Inc. (a)	1,552,741		82,963
			94,625
Household Durables - 0.7%
Helen of Troy Ltd. (a)	906,255		24,741
Internet & Catalog Retail - 2.0%
FTD Group, Inc.	1,089,750		19,321
Priceline.com, Inc. (a)	726,300		44,914
Systemax, Inc. (d)	534,204		11,619
			75,854
Leisure Equipment & Products - 0.7%
Jumbo SA	777,600		26,911
Media - 1.1%
Aeroplan Income Fund (d)	1,357,600		26,379
STW Group Ltd.	6,901,400		17,146
			43,525
Specialty Retail - 4.8%
Lithia Motors, Inc. Class A (sub. vtg.)	696,200		18,714
Pacific Sunwear of California, Inc. (a)	1,007,800		20,045
Payless ShoeSource, Inc. (a)	1,153,300		41,196
RadioShack Corp.	3,012,400		102,843
			182,798
TOTAL CONSUMER DISCRETIONARY			490,726
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.8%
Nash-Finch Co. (e)	673,123		31,670
Food Products - 0.0%
Binggrea Co. Ltd. (a)	12,680		560
Household Products - 0.7%
Central Garden & Pet Co. (a)	642,200		9,216
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,284,400		17,108
			26,324
Common Stocks - continued
	Shares		Value (000s)
CONSUMER STAPLES - continued
Personal Products - 2.4%
Chattem, Inc. (a)(e)	1,033,400		$ 65,797
Prestige Brands Holdings, Inc. (a)	1,833,147		24,106
			89,903
TOTAL CONSUMER STAPLES			148,457
ENERGY - 4.9%
Energy Equipment & Services - 0.9%
Universal Compression Holdings, Inc. (a)	433,200		32,191
Oil, Gas & Consumable Fuels - 4.0%
Forest Oil Corp. (a)	449,635		18,251
Mariner Energy, Inc. (a)	869,789		21,727
Petroleum Development Corp. (a)	674,038		34,356
Quicksilver Resources, Inc. (a)	261,348		11,627
Range Resources Corp.	611,900		23,705
Western Refining, Inc.	872,593		42,888
			152,554
TOTAL ENERGY			184,745
FINANCIALS - 15.7%
Capital Markets - 1.4%
HCI Capital AG	1,199,977		24,623
MPC Muenchmeyer Petersen Capital AG	278,936		25,991
			50,614
Commercial Banks - 0.7%
Gunma Bank Ltd.	2,268,000		15,634
Oriental Financial Group, Inc.	817,900		9,888
Wilshire Bancorp, Inc.	139,631		1,779
			27,301
Insurance - 10.8%
Affirmative Insurance Holdings, Inc. (e)	1,118,244		17,277
Aspen Insurance Holdings Ltd.	2,503,300		67,889
Benfield Group PLC	3,042,900		18,843
Hilb Rogal & Hobbs Co.	1,484,800		64,425
Mercer Insurance Group, Inc. (e)	589,000		10,985
Philadelphia Consolidated Holdings Corp. (a)	541,021		22,290
Platinum Underwriters Holdings Ltd.	1,171,370		40,342
Protective Life Corp.	690,100		34,526
Reinsurance Group of America, Inc.	1,004,900		62,927
Common Stocks - continued
	Shares		Value (000s)
FINANCIALS - continued
Insurance - continued
RLI Corp.	637,250		$ 36,610
StanCorp Financial Group, Inc.	687,200		34,951
			411,065
Real Estate Investment Trusts - 2.2%
Cedar Shopping Centers, Inc.	1,005,900		16,044
Education Realty Trust, Inc.	862,700		12,509
FelCor Lodging Trust, Inc.	764,100		20,012
Realty Income Corp.	1,257,700		34,486
			83,051
Thrifts & Mortgage Finance - 0.6%
Interhyp AG (a)	184,904		23,511
TOTAL FINANCIALS			595,542
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 5.0%
CONMED Corp. (a)	790,594		24,753
Cooper Companies, Inc.	894,400		49,317
DJO, Inc. (a)	1,053,714		41,105
Medical Action Industries, Inc. (a)	750,081		15,152
Medisize Holding AG (e)	252,990		20,244
Merit Medical Systems, Inc. (a)	544,255		6,232
Orthofix International NV (a)	708,758		33,517
			190,320
Health Care Providers & Services - 5.6%
Allied Healthcare International, Inc. (a)(e)	2,567,000		7,727
AmSurg Corp. (a)	705,819		17,370
Celesio AG	462,236		31,092
CML Healthcare Income Fund	826,900		12,611
Community Health Systems, Inc. (a)	1,009,000		38,463
LifePoint Hospitals, Inc. (a)	933,700		37,899
Pediatrix Medical Group, Inc. (a)	426,100		24,552
United Drug PLC (Ireland)	7,421,800		41,444
			211,158
Pharmaceuticals - 0.2%
Barr Pharmaceuticals, Inc. (a)	133,931		7,141
TOTAL HEALTH CARE			408,619
Common Stocks - continued
	Shares		Value (000s)
INDUSTRIALS - 23.8%
Aerospace & Defense - 6.6%
AAR Corp. (a)	1,358,071		$ 44,137
Alliant Techsystems, Inc. (a)	869,310		87,800
DRS Technologies, Inc.	1,309,400		67,238
Moog, Inc. Class A (a)	400,000		17,224
VT Group PLC	2,741,251		32,403
			248,802
Air Freight & Logistics - 0.8%
Mainfreight Ltd.	750,526		4,077
Pacer International, Inc.	894,900		24,091
			28,168
Commercial Services & Supplies - 4.7%
Corrections Corp. of America (a)	349,936		22,676
FTI Consulting, Inc. (a)(e)	2,593,400		96,163
Navigant Consulting, Inc. (a)	1,900,000		39,596
Prosegur Comp Securidad SA (Reg.)	529,800		20,944
			179,379
Construction & Engineering - 2.6%
Chicago Bridge & Iron Co. NV (NY Shares)	1,691,900		65,916
URS Corp. (a)	592,900		29,811
Washington Group International, Inc. (a)	46,400		3,898
			99,625
Electrical Equipment - 3.9%
Belden CDT, Inc. (e)	2,605,613		149,200
Industrial Conglomerates - 1.9%
Bidvest Group Ltd.	1,066,600		21,498
DCC plc (Ireland)	1,395,800		48,268
			69,766
Machinery - 0.5%
IDEX Corp.	506,100		19,080
Road & Rail - 1.3%
Laidlaw International, Inc.	1,475,900		50,623
Trading Companies & Distributors - 1.5%
UAP Holding Corp.	599,876		17,672
Univar NV	762,029		39,660
			57,332
TOTAL INDUSTRIALS			901,975
Common Stocks - continued
	Shares		Value (000s)
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.3%
Adtran, Inc.	1,708,447		$ 46,231
Avocent Corp. (a)	514,354		14,417
NETGEAR, Inc. (a)	669,374		24,974
			85,622
Electronic Equipment & Instruments - 3.7%
Elec & Eltek International Co. Ltd.	2,561,000		5,916
Insight Enterprises, Inc. (a)	1,297,788		28,759
Mettler-Toledo International, Inc. (a)	1,078,700		106,036
			140,711
Internet Software & Services - 2.2%
j2 Global Communications, Inc. (a)	2,021,192		67,366
Websense, Inc. (a)	756,700		17,026
			84,392
IT Services - 1.8%
Fidelity National Information Services, Inc.	911,500		49,148
SI International, Inc. (a)	640,470		20,207
			69,355
Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)	1,563,639		12,103
Software - 5.3%
Blackbaud, Inc.	1,221,800		28,944
EPIQ Systems, Inc. (a)(e)	1,697,477		44,813
Fair Isaac Corp.	2,376,425		89,948
Quest Software, Inc. (a)	2,213,400		38,115
			201,820
TOTAL INFORMATION TECHNOLOGY			594,003
MATERIALS - 3.6%
Chemicals - 1.9%
Airgas, Inc.	902,100		38,466
FUCHS PETROLUB AG	106,142		8,926
RPM International, Inc.	1,054,300		23,954
			71,346
Common Stocks - continued
	Shares		Value (000s)
MATERIALS - continued
Metals & Mining - 1.7%
Carpenter Technology Corp.	329,300		$ 43,655
Titanium Metals Corp.	650,109		22,494
			66,149
TOTAL MATERIALS			137,495
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
MTN Group Ltd.	4,795,800		65,875
TOTAL COMMON STOCKS (Cost $2,777,279)		3,527,437
Convertible Bonds - 0.0%
		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Jumbo SA 0.1% 8/8/13	EUR	$ 52	1,885
TOTAL CONVERTIBLE BONDS (Cost $665)		1,885
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	303,944,508	303,945
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	8,911,125	8,911
TOTAL MONEY MARKET FUNDS (Cost $312,856)		312,856
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,090,800)		3,842,178
NET OTHER ASSETS - (1.1)%		(43,125)
NET ASSETS - 100%		$ 3,799,053
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,929
Fidelity Securities Lending Cash Central Fund	360
Total	$ 9,289
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affirmative Insurance Holdings, Inc.	$ 10,784	$ 6,845	$ -	$ 33	$ 17,277
Allied Healthcare International, Inc.	5,391	-	-	-	7,727
Belden CDT, Inc.	100,040	3,621	-	261	149,200
Chattem, Inc.	50,368	-	-	-	65,797
EPIQ Systems, Inc.	13,527	17,730	-	-	44,813
FTI Consulting, Inc.	66,488	4,066	-	-	96,163
INTOPS Co. Ltd.	16,562	-	13,073	234	-
Medisize Holding AG	15,829	-	-	284	20,244
Mercer Insurance Group, Inc.	7,781	3,523	-	39	10,985
Nash-Finch Co.	-	29,944	-	81	31,670
Total	$ 286,770	$ 65,729	$ 13,073	$ 932	$ 443,876
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.4%
Bermuda	3.6%
Germany	3.1%
Netherlands	2.7%
Ireland	2.4%
South Africa	2.3%
United Kingdom	1.3%
Canada	1.0%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,639) - See accompanying schedule: Unaffiliated issuers (cost $2,457,150)	$ 3,085,446
Fidelity Central Funds (cost $312,856)	312,856
Other affiliated issuers (cost $320,794)	443,876
Total Investments (cost $3,090,800)		$ 3,842,178
Receivable for investments sold		11,278
Receivable for fund shares sold		3,798
Dividends receivable		2,235
Distributions receivable from Fidelity Central Funds		1,527
Prepaid expenses		9
Other receivables		2
Total assets		3,861,027

Liabilities
Payable for investments purchased	$ 41,220
Payable for fund shares redeemed	7,463
Accrued management fee	2,198
Distribution fees payable	1,306
Other affiliated payables	816
Other payables and accrued expenses	60
Collateral on securities loaned, at value	8,911
Total liabilities		61,974

Net Assets		$ 3,799,053
Net Assets consist of:
Paid in capital		$ 3,011,486
Undistributed net investment income		2,250
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,944
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		751,373
Net Assets		$ 3,799,053

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($979,119 ÷ 38,151 shares)	$ 25.66

Maximum offering price per share (100/94.25 of $25.66)	$ 27.23
Class T: Net Asset Value and redemption price per share ($1,672,271 ÷ 66,774 shares)	$ 25.04

Maximum offering price per share (100/96.50 of $25.04)	$ 25.95
Class B: Net Asset Value and offering price per share ($190,069 ÷ 8,055 shares)A	$ 23.60

Class C: Net Asset Value and offering price per share ($325,742 ÷ 13,692 shares)A	$ 23.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($631,852 ÷ 23,797 shares)	$ 26.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends (including $932 earned from other affiliated issuers)		$ 17,879
Interest		4
Income from Fidelity Central Funds		9,289
Total income		27,172

Expenses
Management fee	$ 12,478
Transfer agent fees	4,272
Distribution fees	7,570
Accounting and security lending fees	517
Custodian fees and expenses	125
Independent trustees' compensation	6
Registration fees	91
Audit	38
Legal	24
Miscellaneous	15
Total expenses before reductions	25,136
Expense reductions	(214)	24,922
Net investment income (loss)		2,250
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,044
Other affiliated issuers	(5,026)
Foreign currency transactions	34
Total net realized gain (loss)		41,052
Change in net unrealized appreciation (depreciation) on: Investment securities	424,066
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		424,027
Net gain (loss)		465,079
Net increase (decrease) in net assets resulting from operations		$ 467,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,250	$ (20,869)
Net realized gain (loss)	41,052	343,177
Change in net unrealized appreciation (depreciation)	424,027	(26,341)
Net increase (decrease) in net assets resulting from operations	467,329	295,967
Distributions to shareholders from net realized gain	(270,065)	(579,175)
Share transactions - net increase (decrease)	221,604	461,091
Total increase (decrease) in net assets	418,868	177,883

Net Assets
Beginning of period	3,380,185	3,202,302
End of period (including undistributed net investment income of $2,250 and $0, respectively)	$ 3,799,053	$ 3,380,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 26.65	$ 24.10	$ 19.63	$ 15.56	$ 16.83
Income from Investment Operations
Net investment income (loss) E	.03	(.11)	(.19)	(.17) H	(.16)	(.13)
Net realized and unrealized gain (loss)	3.16	2.37	2.78	4.64	4.23	(1.14)
Total from investment operations	3.19	2.26	2.59	4.47	4.07	(1.27)
Distributions from net realized gain	(1.91)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 25.66	$ 24.38	$ 26.65	$ 24.10	$ 19.63	$ 15.56
Total Return B,C,D	14.13%	9.62%	10.77%	22.77%	26.16%	(7.55)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.28% A	1.32%	1.39%	1.36%	1.39%	1.41%
Expenses net of fee waivers, if any	1.28% A	1.32%	1.39%	1.36%	1.39%	1.41%
Expenses net of all reductions	1.27% A	1.28%	1.36%	1.34%	1.35%	1.38%
Net investment income (loss)	.28% A	(.46)%	(.74)%	(.81)%	(.99)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 979	$ 805	$ 636	$ 432	$ 193	$ 117
Portfolio turnover rate G	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.86	$ 26.22	$ 23.74	$ 19.38	$ 15.40	$ 16.70
Income from Investment Operations
Net investment income (loss) E	.01	(.15)	(.22)	(.22) H	(.20)	(.17)
Net realized and unrealized gain (loss)	3.08	2.32	2.74	4.58	4.18	(1.13)
Total from investment operations	3.09	2.17	2.52	4.36	3.98	(1.30)
Distributions from net realized gain	(1.91)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 25.04	$ 23.86	$ 26.22	$ 23.74	$ 19.38	$ 15.40
Total Return B,C,D	14.02%	9.40%	10.64%	22.50%	25.84%	(7.78)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.48% A	1.50%	1.54%	1.58%	1.63%	1.64%
Expenses net of fee waivers, if any	1.48% A	1.50%	1.54%	1.58%	1.63%	1.64%
Expenses net of all reductions	1.46% A	1.46%	1.51%	1.57%	1.59%	1.61%
Net investment income (loss)	.08% A	(.64)%	(.89)%	(1.04)%	(1.23)%	(1.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,672	$ 1,521	$ 1,514	$ 1,240	$ 854	$ 612
Portfolio turnover rate G	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.65	$ 25.24	$ 23.00	$ 18.88	$ 15.09	$ 16.45
Income from Investment Operations
Net investment income (loss) E	(.06)	(.28)	(.35)	(.33) H	(.28)	(.25)
Net realized and unrealized gain (loss)	2.92	2.22	2.63	4.45	4.07	(1.11)
Total from investment operations	2.86	1.94	2.28	4.12	3.79	(1.36)
Distributions from net realized gain	(1.91)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 23.60	$ 22.65	$ 25.24	$ 23.00	$ 18.88	$ 15.09
Total Return B,C,D	13.73%	8.75%	9.93%	21.82%	25.12%	(8.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.07% A	2.12%	2.13%	2.18%	2.19%	2.18%
Expenses net of fee waivers, if any	2.07% A	2.12%	2.13%	2.18%	2.19%	2.18%
Expenses net of all reductions	2.06% A	2.08%	2.10%	2.16%	2.15%	2.15%
Net investment income (loss)	(.51)% A	(1.26)%	(1.48)%	(1.63)%	(1.79)%	(1.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 221	$ 315	$ 343	$ 298	$ 246
Portfolio turnover rate G	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.82	$ 25.39	$ 23.12	$ 18.97	$ 15.15	$ 16.51
Income from Investment Operations
Net investment income (loss) E	(.05)	(.27)	(.35)	(.32) H	(.27)	(.25)
Net realized and unrealized gain (loss)	2.93	2.23	2.66	4.47	4.09	(1.11)
Total from investment operations	2.88	1.96	2.31	4.15	3.82	(1.36)
Distributions from net realized gain	(1.91)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 23.79	$ 22.82	$ 25.39	$ 23.12	$ 18.97	$ 15.15
Total Return B,C,D	13.71%	8.78%	10.01%	21.88%	25.21%	(8.24)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.04% A	2.07%	2.10%	2.12%	2.13%	2.13%
Expenses net of fee waivers, if any	2.04% A	2.07%	2.10%	2.12%	2.13%	2.13%
Expenses net of all reductions	2.03% A	2.04%	2.07%	2.10%	2.09%	2.10%
Net investment income (loss)	(.48)% A	(1.21)%	(1.45)%	(1.57)%	(1.73)%	(1.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 326	$ 311	$ 317	$ 294	$ 241	$ 190
Portfolio turnover rate G	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.19	$ 27.31	$ 24.60	$ 19.96	$ 15.76	$ 16.97
Income from Investment Operations
Net investment income (loss) D	.07	(.03)	(.09)	(.10) G	(.10)	(.07)
Net realized and unrealized gain (loss)	3.27	2.44	2.84	4.74	4.30	(1.14)
Total from investment operations	3.34	2.41	2.75	4.64	4.20	(1.21)
Distributions from net realized gain	(1.98)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 26.55	$ 25.19	$ 27.31	$ 24.60	$ 19.96	$ 15.76
Total Return B,C	14.32%	9.99%	11.20%	23.25%	26.65%	(7.13)%
Ratios to Average Net Assets E,H
Expenses before reductions	.96% A	.97%	.98%	1.01%	.99%	1.00%
Expenses net of fee waivers, if any	.96% A	.97%	.98%	1.01%	.99%	1.00%
Expenses net of all reductions	.95% A	.94%	.95%	.99%	.95%	.97%
Net investment income (loss)	.60% A	(.12)%	(.33)%	(.46)%	(.58)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 632	$ 523	$ 421	$ 227	$ 108	$ 70
Portfolio turnover rate F	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3.Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3.Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3.Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 789,388
Unrealized depreciation	(38,365)
Net unrealized appreciation (depreciation)	$ 751,023
Cost for federal income tax purposes	$ 3,091,155

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $832,748 and $716,296, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,088	$ 150
Class T	.25%	.25%	3,911	65
Class B	.75%	.25%	1,006	757
Class C	.75%	.25%	1,565	159
			$ 7,570	$ 1,131

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6.Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 153
Class T	33
Class B*	136
Class C*	13
$ 335

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,214.28
Class T	1,727.22
Class B	310.31
Class C	444.28
Institutional Class	577.20
	$ 4,272

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $360.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 15
Class T	14
Class C	2
Institutional Class	5
$ 36

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net realized gain
Class A	$ 63,271	$ 117,199
Class T	121,583	271,591
Class B	18,441	57,646
Class C	25,941	59,141
Institutional Class	40,829	73,598
Total	$ 270,065	$ 579,175

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	9,070	19,018	$ 215,725	$ 449,616
Reinvestment of distributions	2,514	4,516	56,900	107,554
Shares redeemed	(6,441)	(14,391)	(152,329)	(337,425)
Net increase (decrease)	5,143	9,143	$ 120,296	$ 219,745
Class T
Shares sold	9,601	20,377	$ 223,045	$ 472,271
Reinvestment of distributions	5,222	10,888	115,404	254,635
Shares redeemed	(11,797)	(25,248)	(272,889)	(584,580)
Net increase (decrease)	3,026	6,017	$ 65,560	$ 142,326
Class B
Shares sold	329	975	$ 7,197	$ 21,624
Reinvestment of distributions	805	2,263	16,801	50,636
Shares redeemed	(2,825)	(5,954)	(61,491)	(130,758)
Net increase (decrease)	(1,691)	(2,716)	$ (37,493)	$ (58,498)
Class C
Shares sold	962	2,638	$ 21,075	$ 58,749
Reinvestment of distributions	1,087	2,271	22,879	51,148
Shares redeemed	(1,985)	(3,783)	(43,696)	(83,750)
Net increase (decrease)	64	1,126	$ 258	$ 26,147

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Institutional Class
Shares sold	4,344	9,287	$ 106,103	$ 225,638
Reinvestment of distributions	1,474	2,264	34,456	55,502
Shares redeemed	(2,764)	(6,206)	(67,576)	(149,769)
Net increase (decrease)	3,054	5,345	$ 72,983	$ 131,371

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Small Cap Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 2000 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for the one- and three-year periods, although the fund's five-year cumulative return was lower than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 2.6 basis points. As a result, the fund's hypothetical management fee would have been 2.6 basis points ($0.8 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCF-USAN-0707
1.786801.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/ (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Small Cap Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell 2000® Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,141.30	$ 6.83
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.44
Class T
Actual	$ 1,000.00	$ 1,140.20	$ 7.90
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.44
Class B
Actual	$ 1,000.00	$ 1,137.30	$ 11.03
HypotheticalA	$ 1,000.00	$ 1,014.61	$ 10.40
Class C
Actual	$ 1,000.00	$ 1,137.10	$ 10.87
HypotheticalA	$ 1,000.00	$ 1,014.76	$ 10.25
Institutional Class
Actual	$ 1,000.00	$ 1,143.20	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.28%
Class T	1.48%
Class B	2.07%
Class C	2.04%
Institutional Class	.96%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Belden CDT, Inc.	3.9	3.0
Mettler-Toledo International, Inc.	2.8	2.5
RadioShack Corp.	2.7	1.6
FTI Consulting, Inc.	2.5	1.9
Fair Isaac Corp.	2.4	2.0
Alliant Techsystems, Inc.	2.3	2.0
Penn National Gaming, Inc.	2.2	1.7
Aspen Insurance Holdings Ltd.	1.8	1.3
j2 Global Communications, Inc.	1.8	0.9
DRS Technologies, Inc.	1.8	0.5
	24.2
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.8	17.6
Financials	15.7	15.0
Information Technology	15.6	17.4
Consumer Discretionary	12.9	13.5
Health Care	10.8	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 92.9%		Stocks 87.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 12.5%
* Foreign investments	19.6%	** Foreign investments	15.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares		Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	946,600		$ 28,370
Diversified Consumer Services - 0.4%
IBT Education Ltd.	8,697,972		13,902
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	594,400		11,662
Penn National Gaming, Inc. (a)	1,552,741		82,963
			94,625
Household Durables - 0.7%
Helen of Troy Ltd. (a)	906,255		24,741
Internet & Catalog Retail - 2.0%
FTD Group, Inc.	1,089,750		19,321
Priceline.com, Inc. (a)	726,300		44,914
Systemax, Inc. (d)	534,204		11,619
			75,854
Leisure Equipment & Products - 0.7%
Jumbo SA	777,600		26,911
Media - 1.1%
Aeroplan Income Fund (d)	1,357,600		26,379
STW Group Ltd.	6,901,400		17,146
			43,525
Specialty Retail - 4.8%
Lithia Motors, Inc. Class A (sub. vtg.)	696,200		18,714
Pacific Sunwear of California, Inc. (a)	1,007,800		20,045
Payless ShoeSource, Inc. (a)	1,153,300		41,196
RadioShack Corp.	3,012,400		102,843
			182,798
TOTAL CONSUMER DISCRETIONARY			490,726
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.8%
Nash-Finch Co. (e)	673,123		31,670
Food Products - 0.0%
Binggrea Co. Ltd. (a)	12,680		560
Household Products - 0.7%
Central Garden & Pet Co. (a)	642,200		9,216
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,284,400		17,108
			26,324
Common Stocks - continued
	Shares		Value (000s)
CONSUMER STAPLES - continued
Personal Products - 2.4%
Chattem, Inc. (a)(e)	1,033,400		$ 65,797
Prestige Brands Holdings, Inc. (a)	1,833,147		24,106
			89,903
TOTAL CONSUMER STAPLES			148,457
ENERGY - 4.9%
Energy Equipment & Services - 0.9%
Universal Compression Holdings, Inc. (a)	433,200		32,191
Oil, Gas & Consumable Fuels - 4.0%
Forest Oil Corp. (a)	449,635		18,251
Mariner Energy, Inc. (a)	869,789		21,727
Petroleum Development Corp. (a)	674,038		34,356
Quicksilver Resources, Inc. (a)	261,348		11,627
Range Resources Corp.	611,900		23,705
Western Refining, Inc.	872,593		42,888
			152,554
TOTAL ENERGY			184,745
FINANCIALS - 15.7%
Capital Markets - 1.4%
HCI Capital AG	1,199,977		24,623
MPC Muenchmeyer Petersen Capital AG	278,936		25,991
			50,614
Commercial Banks - 0.7%
Gunma Bank Ltd.	2,268,000		15,634
Oriental Financial Group, Inc.	817,900		9,888
Wilshire Bancorp, Inc.	139,631		1,779
			27,301
Insurance - 10.8%
Affirmative Insurance Holdings, Inc. (e)	1,118,244		17,277
Aspen Insurance Holdings Ltd.	2,503,300		67,889
Benfield Group PLC	3,042,900		18,843
Hilb Rogal & Hobbs Co.	1,484,800		64,425
Mercer Insurance Group, Inc. (e)	589,000		10,985
Philadelphia Consolidated Holdings Corp. (a)	541,021		22,290
Platinum Underwriters Holdings Ltd.	1,171,370		40,342
Protective Life Corp.	690,100		34,526
Reinsurance Group of America, Inc.	1,004,900		62,927
Common Stocks - continued
	Shares		Value (000s)
FINANCIALS - continued
Insurance - continued
RLI Corp.	637,250		$ 36,610
StanCorp Financial Group, Inc.	687,200		34,951
			411,065
Real Estate Investment Trusts - 2.2%
Cedar Shopping Centers, Inc.	1,005,900		16,044
Education Realty Trust, Inc.	862,700		12,509
FelCor Lodging Trust, Inc.	764,100		20,012
Realty Income Corp.	1,257,700		34,486
			83,051
Thrifts & Mortgage Finance - 0.6%
Interhyp AG (a)	184,904		23,511
TOTAL FINANCIALS			595,542
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 5.0%
CONMED Corp. (a)	790,594		24,753
Cooper Companies, Inc.	894,400		49,317
DJO, Inc. (a)	1,053,714		41,105
Medical Action Industries, Inc. (a)	750,081		15,152
Medisize Holding AG (e)	252,990		20,244
Merit Medical Systems, Inc. (a)	544,255		6,232
Orthofix International NV (a)	708,758		33,517
			190,320
Health Care Providers & Services - 5.6%
Allied Healthcare International, Inc. (a)(e)	2,567,000		7,727
AmSurg Corp. (a)	705,819		17,370
Celesio AG	462,236		31,092
CML Healthcare Income Fund	826,900		12,611
Community Health Systems, Inc. (a)	1,009,000		38,463
LifePoint Hospitals, Inc. (a)	933,700		37,899
Pediatrix Medical Group, Inc. (a)	426,100		24,552
United Drug PLC (Ireland)	7,421,800		41,444
			211,158
Pharmaceuticals - 0.2%
Barr Pharmaceuticals, Inc. (a)	133,931		7,141
TOTAL HEALTH CARE			408,619
Common Stocks - continued
	Shares		Value (000s)
INDUSTRIALS - 23.8%
Aerospace & Defense - 6.6%
AAR Corp. (a)	1,358,071		$ 44,137
Alliant Techsystems, Inc. (a)	869,310		87,800
DRS Technologies, Inc.	1,309,400		67,238
Moog, Inc. Class A (a)	400,000		17,224
VT Group PLC	2,741,251		32,403
			248,802
Air Freight & Logistics - 0.8%
Mainfreight Ltd.	750,526		4,077
Pacer International, Inc.	894,900		24,091
			28,168
Commercial Services & Supplies - 4.7%
Corrections Corp. of America (a)	349,936		22,676
FTI Consulting, Inc. (a)(e)	2,593,400		96,163
Navigant Consulting, Inc. (a)	1,900,000		39,596
Prosegur Comp Securidad SA (Reg.)	529,800		20,944
			179,379
Construction & Engineering - 2.6%
Chicago Bridge & Iron Co. NV (NY Shares)	1,691,900		65,916
URS Corp. (a)	592,900		29,811
Washington Group International, Inc. (a)	46,400		3,898
			99,625
Electrical Equipment - 3.9%
Belden CDT, Inc. (e)	2,605,613		149,200
Industrial Conglomerates - 1.9%
Bidvest Group Ltd.	1,066,600		21,498
DCC plc (Ireland)	1,395,800		48,268
			69,766
Machinery - 0.5%
IDEX Corp.	506,100		19,080
Road & Rail - 1.3%
Laidlaw International, Inc.	1,475,900		50,623
Trading Companies & Distributors - 1.5%
UAP Holding Corp.	599,876		17,672
Univar NV	762,029		39,660
			57,332
TOTAL INDUSTRIALS			901,975
Common Stocks - continued
	Shares		Value (000s)
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.3%
Adtran, Inc.	1,708,447		$ 46,231
Avocent Corp. (a)	514,354		14,417
NETGEAR, Inc. (a)	669,374		24,974
			85,622
Electronic Equipment & Instruments - 3.7%
Elec & Eltek International Co. Ltd.	2,561,000		5,916
Insight Enterprises, Inc. (a)	1,297,788		28,759
Mettler-Toledo International, Inc. (a)	1,078,700		106,036
			140,711
Internet Software & Services - 2.2%
j2 Global Communications, Inc. (a)	2,021,192		67,366
Websense, Inc. (a)	756,700		17,026
			84,392
IT Services - 1.8%
Fidelity National Information Services, Inc.	911,500		49,148
SI International, Inc. (a)	640,470		20,207
			69,355
Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)	1,563,639		12,103
Software - 5.3%
Blackbaud, Inc.	1,221,800		28,944
EPIQ Systems, Inc. (a)(e)	1,697,477		44,813
Fair Isaac Corp.	2,376,425		89,948
Quest Software, Inc. (a)	2,213,400		38,115
			201,820
TOTAL INFORMATION TECHNOLOGY			594,003
MATERIALS - 3.6%
Chemicals - 1.9%
Airgas, Inc.	902,100		38,466
FUCHS PETROLUB AG	106,142		8,926
RPM International, Inc.	1,054,300		23,954
			71,346
Common Stocks - continued
	Shares		Value (000s)
MATERIALS - continued
Metals & Mining - 1.7%
Carpenter Technology Corp.	329,300		$ 43,655
Titanium Metals Corp.	650,109		22,494
			66,149
TOTAL MATERIALS			137,495
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
MTN Group Ltd.	4,795,800		65,875
TOTAL COMMON STOCKS (Cost $2,777,279)		3,527,437
Convertible Bonds - 0.0%
		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Jumbo SA 0.1% 8/8/13	EUR	$ 52	1,885
TOTAL CONVERTIBLE BONDS (Cost $665)		1,885
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	303,944,508	303,945
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	8,911,125	8,911
TOTAL MONEY MARKET FUNDS (Cost $312,856)		312,856
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,090,800)		3,842,178
NET OTHER ASSETS - (1.1)%		(43,125)
NET ASSETS - 100%		$ 3,799,053
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,929
Fidelity Securities Lending Cash Central Fund	360
Total	$ 9,289
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affirmative Insurance Holdings, Inc.	$ 10,784	$ 6,845	$ -	$ 33	$ 17,277
Allied Healthcare International, Inc.	5,391	-	-	-	7,727
Belden CDT, Inc.	100,040	3,621	-	261	149,200
Chattem, Inc.	50,368	-	-	-	65,797
EPIQ Systems, Inc.	13,527	17,730	-	-	44,813
FTI Consulting, Inc.	66,488	4,066	-	-	96,163
INTOPS Co. Ltd.	16,562	-	13,073	234	-
Medisize Holding AG	15,829	-	-	284	20,244
Mercer Insurance Group, Inc.	7,781	3,523	-	39	10,985
Nash-Finch Co.	-	29,944	-	81	31,670
Total	$ 286,770	$ 65,729	$ 13,073	$ 932	$ 443,876
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.4%
Bermuda	3.6%
Germany	3.1%
Netherlands	2.7%
Ireland	2.4%
South Africa	2.3%
United Kingdom	1.3%
Canada	1.0%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,639) - See accompanying schedule: Unaffiliated issuers (cost $2,457,150)	$ 3,085,446
Fidelity Central Funds (cost $312,856)	312,856
Other affiliated issuers (cost $320,794)	443,876
Total Investments (cost $3,090,800)		$ 3,842,178
Receivable for investments sold		11,278
Receivable for fund shares sold		3,798
Dividends receivable		2,235
Distributions receivable from Fidelity Central Funds		1,527
Prepaid expenses		9
Other receivables		2
Total assets		3,861,027

Liabilities
Payable for investments purchased	$ 41,220
Payable for fund shares redeemed	7,463
Accrued management fee	2,198
Distribution fees payable	1,306
Other affiliated payables	816
Other payables and accrued expenses	60
Collateral on securities loaned, at value	8,911
Total liabilities		61,974

Net Assets		$ 3,799,053
Net Assets consist of:
Paid in capital		$ 3,011,486
Undistributed net investment income		2,250
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,944
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		751,373
Net Assets		$ 3,799,053

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($979,119 ÷ 38,151 shares)	$ 25.66

Maximum offering price per share (100/94.25 of $25.66)	$ 27.23
Class T: Net Asset Value and redemption price per share ($1,672,271 ÷ 66,774 shares)	$ 25.04

Maximum offering price per share (100/96.50 of $25.04)	$ 25.95
Class B: Net Asset Value and offering price per share ($190,069 ÷ 8,055 shares)A	$ 23.60

Class C: Net Asset Value and offering price per share ($325,742 ÷ 13,692 shares)A	$ 23.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($631,852 ÷ 23,797 shares)	$ 26.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends (including $932 earned from other affiliated issuers)		$ 17,879
Interest		4
Income from Fidelity Central Funds		9,289
Total income		27,172

Expenses
Management fee	$ 12,478
Transfer agent fees	4,272
Distribution fees	7,570
Accounting and security lending fees	517
Custodian fees and expenses	125
Independent trustees' compensation	6
Registration fees	91
Audit	38
Legal	24
Miscellaneous	15
Total expenses before reductions	25,136
Expense reductions	(214)	24,922
Net investment income (loss)		2,250
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,044
Other affiliated issuers	(5,026)
Foreign currency transactions	34
Total net realized gain (loss)		41,052
Change in net unrealized appreciation (depreciation) on: Investment securities	424,066
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		424,027
Net gain (loss)		465,079
Net increase (decrease) in net assets resulting from operations		$ 467,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,250	$ (20,869)
Net realized gain (loss)	41,052	343,177
Change in net unrealized appreciation (depreciation)	424,027	(26,341)
Net increase (decrease) in net assets resulting from operations	467,329	295,967
Distributions to shareholders from net realized gain	(270,065)	(579,175)
Share transactions - net increase (decrease)	221,604	461,091
Total increase (decrease) in net assets	418,868	177,883

Net Assets
Beginning of period	3,380,185	3,202,302
End of period (including undistributed net investment income of $2,250 and $0, respectively)	$ 3,799,053	$ 3,380,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 26.65	$ 24.10	$ 19.63	$ 15.56	$ 16.83
Income from Investment Operations
Net investment income (loss) E	.03	(.11)	(.19)	(.17) H	(.16)	(.13)
Net realized and unrealized gain (loss)	3.16	2.37	2.78	4.64	4.23	(1.14)
Total from investment operations	3.19	2.26	2.59	4.47	4.07	(1.27)
Distributions from net realized gain	(1.91)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 25.66	$ 24.38	$ 26.65	$ 24.10	$ 19.63	$ 15.56
Total Return B,C,D	14.13%	9.62%	10.77%	22.77%	26.16%	(7.55)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.28% A	1.32%	1.39%	1.36%	1.39%	1.41%
Expenses net of fee waivers, if any	1.28% A	1.32%	1.39%	1.36%	1.39%	1.41%
Expenses net of all reductions	1.27% A	1.28%	1.36%	1.34%	1.35%	1.38%
Net investment income (loss)	.28% A	(.46)%	(.74)%	(.81)%	(.99)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 979	$ 805	$ 636	$ 432	$ 193	$ 117
Portfolio turnover rate G	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.86	$ 26.22	$ 23.74	$ 19.38	$ 15.40	$ 16.70
Income from Investment Operations
Net investment income (loss) E	.01	(.15)	(.22)	(.22) H	(.20)	(.17)
Net realized and unrealized gain (loss)	3.08	2.32	2.74	4.58	4.18	(1.13)
Total from investment operations	3.09	2.17	2.52	4.36	3.98	(1.30)
Distributions from net realized gain	(1.91)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 25.04	$ 23.86	$ 26.22	$ 23.74	$ 19.38	$ 15.40
Total Return B,C,D	14.02%	9.40%	10.64%	22.50%	25.84%	(7.78)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.48% A	1.50%	1.54%	1.58%	1.63%	1.64%
Expenses net of fee waivers, if any	1.48% A	1.50%	1.54%	1.58%	1.63%	1.64%
Expenses net of all reductions	1.46% A	1.46%	1.51%	1.57%	1.59%	1.61%
Net investment income (loss)	.08% A	(.64)%	(.89)%	(1.04)%	(1.23)%	(1.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,672	$ 1,521	$ 1,514	$ 1,240	$ 854	$ 612
Portfolio turnover rate G	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.65	$ 25.24	$ 23.00	$ 18.88	$ 15.09	$ 16.45
Income from Investment Operations
Net investment income (loss) E	(.06)	(.28)	(.35)	(.33) H	(.28)	(.25)
Net realized and unrealized gain (loss)	2.92	2.22	2.63	4.45	4.07	(1.11)
Total from investment operations	2.86	1.94	2.28	4.12	3.79	(1.36)
Distributions from net realized gain	(1.91)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 23.60	$ 22.65	$ 25.24	$ 23.00	$ 18.88	$ 15.09
Total Return B,C,D	13.73%	8.75%	9.93%	21.82%	25.12%	(8.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.07% A	2.12%	2.13%	2.18%	2.19%	2.18%
Expenses net of fee waivers, if any	2.07% A	2.12%	2.13%	2.18%	2.19%	2.18%
Expenses net of all reductions	2.06% A	2.08%	2.10%	2.16%	2.15%	2.15%
Net investment income (loss)	(.51)% A	(1.26)%	(1.48)%	(1.63)%	(1.79)%	(1.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 221	$ 315	$ 343	$ 298	$ 246
Portfolio turnover rate G	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.82	$ 25.39	$ 23.12	$ 18.97	$ 15.15	$ 16.51
Income from Investment Operations
Net investment income (loss) E	(.05)	(.27)	(.35)	(.32) H	(.27)	(.25)
Net realized and unrealized gain (loss)	2.93	2.23	2.66	4.47	4.09	(1.11)
Total from investment operations	2.88	1.96	2.31	4.15	3.82	(1.36)
Distributions from net realized gain	(1.91)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 23.79	$ 22.82	$ 25.39	$ 23.12	$ 18.97	$ 15.15
Total Return B,C,D	13.71%	8.78%	10.01%	21.88%	25.21%	(8.24)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.04% A	2.07%	2.10%	2.12%	2.13%	2.13%
Expenses net of fee waivers, if any	2.04% A	2.07%	2.10%	2.12%	2.13%	2.13%
Expenses net of all reductions	2.03% A	2.04%	2.07%	2.10%	2.09%	2.10%
Net investment income (loss)	(.48)% A	(1.21)%	(1.45)%	(1.57)%	(1.73)%	(1.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 326	$ 311	$ 317	$ 294	$ 241	$ 190
Portfolio turnover rate G	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.19	$ 27.31	$ 24.60	$ 19.96	$ 15.76	$ 16.97
Income from Investment Operations
Net investment income (loss) D	.07	(.03)	(.09)	(.10) G	(.10)	(.07)
Net realized and unrealized gain (loss)	3.27	2.44	2.84	4.74	4.30	(1.14)
Total from investment operations	3.34	2.41	2.75	4.64	4.20	(1.21)
Distributions from net realized gain	(1.98)	(4.53)	(.04)	-	-	-
Net asset value, end of period	$ 26.55	$ 25.19	$ 27.31	$ 24.60	$ 19.96	$ 15.76
Total Return B,C	14.32%	9.99%	11.20%	23.25%	26.65%	(7.13)%
Ratios to Average Net Assets E,H
Expenses before reductions	.96% A	.97%	.98%	1.01%	.99%	1.00%
Expenses net of fee waivers, if any	.96% A	.97%	.98%	1.01%	.99%	1.00%
Expenses net of all reductions	.95% A	.94%	.95%	.99%	.95%	.97%
Net investment income (loss)	.60% A	(.12)%	(.33)%	(.46)%	(.58)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 632	$ 523	$ 421	$ 227	$ 108	$ 70
Portfolio turnover rate F	45% A	84%	102%	36%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3.Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3.Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3.Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 789,388
Unrealized depreciation	(38,365)
Net unrealized appreciation (depreciation)	$ 751,023
Cost for federal income tax purposes	$ 3,091,155

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $832,748 and $716,296, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,088	$ 150
Class T	.25%	.25%	3,911	65
Class B	.75%	.25%	1,006	757
Class C	.75%	.25%	1,565	159
			$ 7,570	$ 1,131

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6.Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 153
Class T	33
Class B*	136
Class C*	13
$ 335

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,214.28
Class T	1,727.22
Class B	310.31
Class C	444.28
Institutional Class	577.20
	$ 4,272

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $360.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 15
Class T	14
Class C	2
Institutional Class	5
$ 36

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net realized gain
Class A	$ 63,271	$ 117,199
Class T	121,583	271,591
Class B	18,441	57,646
Class C	25,941	59,141
Institutional Class	40,829	73,598
Total	$ 270,065	$ 579,175

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	9,070	19,018	$ 215,725	$ 449,616
Reinvestment of distributions	2,514	4,516	56,900	107,554
Shares redeemed	(6,441)	(14,391)	(152,329)	(337,425)
Net increase (decrease)	5,143	9,143	$ 120,296	$ 219,745
Class T
Shares sold	9,601	20,377	$ 223,045	$ 472,271
Reinvestment of distributions	5,222	10,888	115,404	254,635
Shares redeemed	(11,797)	(25,248)	(272,889)	(584,580)
Net increase (decrease)	3,026	6,017	$ 65,560	$ 142,326
Class B
Shares sold	329	975	$ 7,197	$ 21,624
Reinvestment of distributions	805	2,263	16,801	50,636
Shares redeemed	(2,825)	(5,954)	(61,491)	(130,758)
Net increase (decrease)	(1,691)	(2,716)	$ (37,493)	$ (58,498)
Class C
Shares sold	962	2,638	$ 21,075	$ 58,749
Reinvestment of distributions	1,087	2,271	22,879	51,148
Shares redeemed	(1,985)	(3,783)	(43,696)	(83,750)
Net increase (decrease)	64	1,126	$ 258	$ 26,147

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Institutional Class
Shares sold	4,344	9,287	$ 106,103	$ 225,638
Reinvestment of distributions	1,474	2,264	34,456	55,502
Shares redeemed	(2,764)	(6,206)	(67,576)	(149,769)
Net increase (decrease)	3,054	5,345	$ 72,983	$ 131,371

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Small Cap Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 2000 Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund compared favorably to the Index for the one- and three-year periods, although the fund's five-year cumulative return was lower than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 2.6 basis points. As a result, the fund's hypothetical management fee would have been 2.6 basis points ($0.8 million) higher if the Amended Contract had been in effect during that period. The Board also noted that the fund generally outperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCFI-USAN-0707
1.786802.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On July 18, 2007, shareholders of Fidelity® Advisor Strategic Growth Fund approved a new management contract for the fund, effective August 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell 1000® Growth Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,076.80	$ 6.47
HypotheticalA	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,075.30	$ 7.76
HypotheticalA	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,072.80	$ 10.34
HypotheticalA	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,073.10	$ 10.34
HypotheticalA	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,077.60	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
ABB Ltd. sponsored ADR	4.0	0.0
Cisco Systems, Inc.	3.8	1.7
Apple, Inc.	3.4	7.0
JCPenney Co., Inc.	3.4	0.0
Google, Inc. Class A (sub. vtg.)	3.3	2.0
Sun Microsystems, Inc.	3.2	0.0
Cognizant Technology Solutions Corp. Class A	2.5	0.0
C.R. Bard, Inc.	2.2	0.7
Monsanto Co.	2.1	0.0
Merck & Co., Inc.	2.1	0.7
	30.0
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.4	42.5
Health Care	16.3	21.5
Industrials	14.2	8.3
Consumer Discretionary	11.1	6.6
Consumer Staples	8.7	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 99.2%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	16.3%	** Foreign investments	12.8%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 0.2%
Stewart Enterprises, Inc. Class A	3,800	$ 29,412
Household Durables - 0.7%
Centex Corp.	1,300	62,868
Lennar Corp. Class A	2,000	91,300
		154,168
Leisure Equipment & Products - 0.4%
Nautilus, Inc. (d)	7,000	90,160
Media - 1.4%
Time Warner, Inc.	14,000	299,180
Multiline Retail - 5.9%
Federated Department Stores, Inc.	9,900	395,307
JCPenney Co., Inc.	8,800	708,224
Nordstrom, Inc.	2,400	124,632
		1,228,163
Specialty Retail - 0.9%
Casual Male Retail Group, Inc. (a)	16,700	196,058
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc. (a)	3,700	190,032
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	3,000	143,490
		333,522
TOTAL CONSUMER DISCRETIONARY		2,330,663
CONSUMER STAPLES - 8.7%
Beverages - 2.4%
Molson Coors Brewing Co. Class B	1,100	100,727
PepsiCo, Inc.	5,900	403,147
		503,874
Food & Staples Retailing - 1.3%
Kroger Co.	3,200	97,024
Safeway, Inc.	5,500	189,640
		286,664
Food Products - 2.9%
Groupe Danone	600	93,997
Koninklijke Numico NV	1,900	94,567
Nestle SA sponsored ADR	1,000	97,450
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	3,600	$ 209,376
Tyson Foods, Inc. Class A	4,800	106,992
		602,382
Household Products - 0.6%
Procter & Gamble Co.	1,900	120,745
Personal Products - 1.5%
Avon Products, Inc.	8,200	314,798
TOTAL CONSUMER STAPLES		1,828,463
ENERGY - 4.5%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)	2,414	228,002
Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp.	700	36,281
Canadian Natural Resources Ltd.	900	59,826
EOG Resources, Inc.	1,400	107,660
Suncor Energy, Inc.	600	52,115
Ultra Petroleum Corp. (a)	1,800	110,484
Valero Energy Corp.	3,600	268,632
Western Oil Sands, Inc. Class A (a)	2,600	91,776
		726,774
TOTAL ENERGY		954,776
FINANCIALS - 6.7%
Capital Markets - 5.3%
Goldman Sachs Group, Inc.	700	161,574
Janus Capital Group, Inc.	9,600	265,728
Julius Baer Holding AG (Bearer)	1,450	110,345
Lazard Ltd. Class A	2,900	156,252
Northern Trust Corp.	3,600	234,288
State Street Corp.	2,900	197,983
		1,126,170
Real Estate Investment Trusts - 0.6%
General Growth Properties, Inc.	2,300	135,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	1,600	$ 62,304
Hudson City Bancorp, Inc.	7,300	96,287
		158,591
TOTAL FINANCIALS		1,420,553
HEALTH CARE - 16.3%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	1,316	63,918
Alkermes, Inc. (a)	800	12,848
Alnylam Pharmaceuticals, Inc. (a)(d)	7,300	119,720
Amylin Pharmaceuticals, Inc. (a)(d)	4,700	217,375
CSL Ltd.	2,600	192,021
Gilead Sciences, Inc. (a)	2,400	198,648
		804,530
Health Care Equipment & Supplies - 5.7%
Becton, Dickinson & Co.	3,700	282,125
C.R. Bard, Inc.	5,400	455,814
Inverness Medical Innovations, Inc. (a)	2,200	104,918
St. Jude Medical, Inc. (a)	8,400	358,596
		1,201,453
Health Care Technology - 0.7%
Cerner Corp. (a)	2,400	136,344
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	1,800	58,734
Ventana Medical Systems, Inc. (a)	2,200	113,212
		171,946
Pharmaceuticals - 5.3%
Allergan, Inc.	3,200	398,496
Merck & Co., Inc.	8,400	440,580
Nastech Pharmaceutical Co., Inc. (a)(d)	23,400	281,736
		1,120,812
TOTAL HEALTH CARE		3,435,085
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.2%
Aerospace & Defense - 4.1%
DynCorp International, Inc. Class A	5,288	$ 91,694
General Dynamics Corp.	4,800	385,152
United Technologies Corp.	5,400	380,970
		857,816
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,300	124,614
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	4,600	56,994
Commercial Services & Supplies - 1.1%
Fuel Tech, Inc. (a)(d)	8,400	223,440
Construction & Engineering - 1.2%
Washington Group International, Inc. (a)	3,100	260,400
Electrical Equipment - 5.8%
ABB Ltd. sponsored ADR	39,300	843,772
American Superconductor Corp. (a)	3,600	62,424
Q-Cells AG	3,900	325,354
		1,231,550
Industrial Conglomerates - 1.1%
Siemens AG sponsored ADR	1,700	224,400
TOTAL INDUSTRIALS		2,979,214
INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	29,900	804,908
Research In Motion Ltd. (a)	800	132,864
		937,772
Computers & Peripherals - 6.6%
Apple, Inc. (a)	5,900	717,204
Sun Microsystems, Inc. (a)	133,400	680,340
		1,397,544
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	8,000	305,360
Internet Software & Services - 6.0%
eBay, Inc. (a)	6,400	208,384
Google, Inc. Class A (sub. vtg.) (a)	1,400	696,850
Omniture, Inc. (d)	4,000	70,040
ValueClick, Inc. (a)	9,500	297,635
		1,272,909
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.8%
Cognizant Technology Solutions Corp. Class A (a)	6,700	$ 526,352
ExlService Holdings, Inc.	3,000	56,370
Mastercard, Inc. Class A	2,200	329,010
Unisys Corp. (a)	2,800	23,296
WNS Holdings Ltd. ADR	2,700	73,143
		1,008,171
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	15,000	286,500
Intel Corp.	15,300	339,201
Renewable Energy Corp. AS (d)	10,000	316,708
		942,409
Software - 1.5%
Cognos, Inc. (a)	2,300	92,000
Nintendo Co. Ltd.	500	174,600
Salesforce.com, Inc. (a)	1,200	56,700
		323,300
TOTAL INFORMATION TECHNOLOGY		6,187,465
MATERIALS - 3.5%
Chemicals - 2.8%
Monsanto Co.	7,200	443,520
Potash Corp. of Saskatchewan, Inc.	2,100	148,995
		592,515
Metals & Mining - 0.7%
Titanium Metals Corp.	4,300	148,780
TOTAL MATERIALS		741,295
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	7,600	314,184
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	8,200	354,076
TOTAL TELECOMMUNICATION SERVICES		668,260
Common Stocks - continued
	Shares	Value
UTILITIES - 1.6%
Electric Utilities - 0.6%
Entergy Corp.	500	$ 56,450
FPL Group, Inc.	1,200	76,716
		133,166
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	5,100	121,023
Clipper Windpower PLC (a)	1,900	34,535
		155,558
Multi-Utilities - 0.2%
Sempra Energy	800	49,056
TOTAL UTILITIES		337,780
TOTAL COMMON STOCKS (Cost $19,322,050)		20,883,554
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 5.33% (b)	238,725	238,725
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	1,242,175	1,242,175
TOTAL MONEY MARKET FUNDS (Cost $1,480,900)		1,480,900
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $20,802,950)		22,364,454
NET OTHER ASSETS - (6.3)%		(1,319,806)
NET ASSETS - 100%		$ 21,044,648
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,353
Fidelity Securities Lending Cash Central Fund	8,395
Total	$ 19,748
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.7%
Switzerland	5.0%
Canada	3.4%
Germany	2.6%
Norway	1.5%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information

At November 30, 2006, the fund had a capital loss carryforward of approximately $10,003,216 of which $2,131,477, $5,708,196 and $2,163,543 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,220,681) - See accompanying schedule: Unaffiliated issuers (cost $19,322,050)	$ 20,883,554
Fidelity Central Funds (cost $1,480,900)	1,480,900
Total Investments (cost $20,802,950)		$ 22,364,454
Cash		4,142
Foreign currency held at value (cost $19,658)		19,798
Receivable for investments sold		427,964
Receivable for fund shares sold		3,275
Dividends receivable		19,500
Distributions receivable from Fidelity Central Funds		1,224
Prepaid expenses		56
Receivable from investment adviser for expense reductions		2,137
Other receivables		276
Total assets		22,842,826

Liabilities
Payable for investments purchased	$ 435,365
Payable for fund shares redeemed	70,640
Accrued management fee	9,730
Distribution fees payable	10,064
Other affiliated payables	5,781
Other payables and accrued expenses	24,423
Collateral on securities loaned, at value	1,242,175
Total liabilities		1,798,178

Net Assets		$ 21,044,648
Net Assets consist of:
Paid in capital		$ 27,758,725
Accumulated net investment loss		(70,883)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,204,719)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,561,525
Net Assets		$ 21,044,648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,068,333 ÷ 577,296 shares)	$ 10.51

Maximum offering price per share (100/94.25 of $10.51)	$ 11.15
Class T: Net Asset Value and redemption price per share ($8,426,732 ÷ 819,590 shares)	$ 10.28

Maximum offering price per share (100/96.50 of $10.28)	$ 10.65
Class B: Net Asset Value and offering price per share ($3,921,168 ÷ 397,146 shares)A	$ 9.87

Class C: Net Asset Value and offering price per share ($2,456,934 ÷ 250,019 shares)A	$ 9.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,481 ÷ 16,038 shares)	$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 72,227
Interest		81
Income from Fidelity Central Funds (including $8,395 from security lending)		19,748
Total income		92,056

Expenses
Management fee	$ 57,790
Transfer agent fees	34,619
Distribution fees	60,582
Accounting and security lending fees	4,187
Custodian fees and expenses	3,191
Independent trustees' compensation	34
Registration fees	30,037
Audit	26,655
Legal	189
Miscellaneous	129
Total expenses before reductions	217,413
Expense reductions	(54,474)	162,939
Net investment income (loss)		(70,883)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,832,447
Foreign currency transactions	(137)
Total net realized gain (loss)		1,832,310
Change in net unrealized appreciation (depreciation) on: Investment securities	(295,054)
Assets and liabilities in foreign currencies	20
Total change in net unrealized appreciation (depreciation)		(295,034)
Net gain (loss)		1,537,276
Net increase (decrease) in net assets resulting from operations		$ 1,466,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (70,883)	$ (150,838)
Net realized gain (loss)	1,832,310	1,125,623
Change in net unrealized appreciation (depreciation)	(295,034)	73,303
Net increase (decrease) in net assets resulting from operations	1,466,393	1,048,088
Share transactions - net increase (decrease)	(1,995,484)	(2,711,819)
Total increase (decrease) in net assets	(529,091)	(1,663,731)

Net Assets
Beginning of period	21,573,739	23,237,470
End of period (including accumulated net investment loss of $70,883 and $0, respectively)	$ 21,044,648	$ 21,573,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 9.27	$ 8.59	$ 8.28	$ 7.26	$ 10.92
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.04)	.01 H	(.01)	(.05)
Net realized and unrealized gain (loss)	.77	.52	.72	.30	1.03	(3.61)
Total from investment operations	.75	.49	.68	.31	1.02	(3.66)
Net asset value, end of period	$ 10.51	$ 9.76	$ 9.27	$ 8.59	$ 8.28	$ 7.26
Total Return B,C,D	7.68%	5.29%	7.92%	3.74%	14.05%	(33.52)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.73%	1.76%	2.02%	2.28%	2.03%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.26%	1.30%	1.33%	1.32%
Expenses net of all reductions	1.25% A	1.24%	1.22%	1.25%	1.25%	1.23%
Net investment income (loss)	(.35)% A	(.34)%	(.43)%	.08%	(.14)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,068	$ 5,709	$ 5,524	$ 5,691	$ 4,076	$ 3,491
Portfolio turnover rate G	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 9.10	$ 8.45	$ 8.16	$ 7.18	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.06)	(.01) H	(.03)	(.08)
Net realized and unrealized gain (loss)	.75	.51	.71	.30	1.01	(3.57)
Total from investment operations	.72	.46	.65	.29	.98	(3.65)
Net asset value, end of period	$ 10.28	$ 9.56	$ 9.10	$ 8.45	$ 8.16	$ 7.18
Total Return B,C,D	7.53%	5.05%	7.69%	3.55%	13.65%	(33.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05% A	2.03%	2.07%	2.39%	2.64%	2.37%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.51%	1.55%	1.58%	1.57%
Expenses net of all reductions	1.49% A	1.49%	1.47%	1.50%	1.50%	1.48%
Net investment income (loss)	(.60)% A	(.59)%	(.67)%	(.17)%	(.39)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,427	$ 8,896	$ 9,753	$ 10,200	$ 9,905	$ 8,925
Portfolio turnover rate G	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 8.80	$ 8.21	$ 7.98	$ 7.05	$ 10.67
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.10)	(.05) H	(.06)	(.12)
Net realized and unrealized gain (loss)	.72	.50	.69	.28	.99	(3.50)
Total from investment operations	.67	.40	.59	.23	.93	(3.62)
Net asset value, end of period	$ 9.87	$ 9.20	$ 8.80	$ 8.21	$ 7.98	$ 7.05
Total Return B,C,D	7.28%	4.55%	7.19%	2.88%	13.19%	(33.93)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.51% A	2.48%	2.52%	2.82%	2.96%	2.70%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.01%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	1.96%	2.00%	1.97%	1.96%
Net investment income (loss)	(1.10)% A	(1.08)%	(1.17)%	(.67)%	(.86)%	(1.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,921	$ 4,242	$ 5,080	$ 5,757	$ 7,634	$ 6,921
Portfolio turnover rate G	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 8.76	$ 8.17	$ 7.94	$ 7.02	$ 10.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.10)	(.05) H	(.06)	(.12)
Net realized and unrealized gain (loss)	.72	.50	.69	.28	.98	(3.50)
Total from investment operations	.67	.40	.59	.23	.92	(3.62)
Net asset value, end of period	$ 9.83	$ 9.16	$ 8.76	$ 8.17	$ 7.94	$ 7.02
Total Return B,C,D	7.31%	4.57%	7.22%	2.90%	13.11%	(34.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.51% A	2.48%	2.51%	2.70%	2.91%	2.68%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.01%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	1.97%	2.00%	1.97%	1.96%
Net investment income (loss)	(1.10)% A	(1.09)%	(1.17)%	(.67)%	(.86)%	(1.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,457	$ 2,546	$ 2,688	$ 2,688	$ 2,379	$ 1,758
Portfolio turnover rate G	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.39	$ 8.67	$ 8.34	$ 7.30	$ 10.95
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	(.02)	.03 G	.01	(.03)
Net realized and unrealized gain (loss)	.78	.54	.74	.30	1.03	(3.62)
Total from investment operations	.77	.53	.72	.33	1.04	(3.65)
Net asset value, end of period	$ 10.69	$ 9.92	$ 9.39	$ 8.67	$ 8.34	$ 7.30
Total Return B,C	7.76%	5.64%	8.30%	3.96%	14.25%	(33.33)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.40% A	1.35%	1.39%	1.40%	1.50%	1.39%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.00% A	.99%	.97%	1.00%	.97%	.95%
Net investment income (loss)	(.10)% A	(.09)%	(.18)%	.33%	.14%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 171	$ 180	$ 192	$ 147	$ 146	$ 300
Portfolio turnover rate F	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,958,684
Unrealized depreciation	(402,303)
Net unrealized appreciation (depreciation)	$ 1,556,381
Cost for federal income tax purposes	$ 20,808,073

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $20,384,073 and $22,583,067, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On July 18, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin August 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (July, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,714	$ 48
Class T	.25%	.25%	21,492	147
Class B	.75%	.25%	19,774	14,869
Class C	.75%	.25%	12,602	1,069
			$ 60,582	$ 16,133

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,992
Class T	2,297
Class B*	4,813
Class C*	223
$ 12,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,422.31
Class T	15,666.36
Class B	6,335.32
Class C	4,025.32
Institutional Class	171.21
	$ 34,619

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,844 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 13,203
Class T	1.50%	23,754
Class B	2.00%	10,126
Class C	2.00%	6,374
Institutional Class	1.00%	331
		$ 53,788

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $281 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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Notes to Financial Statements (Unaudited) - continued

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	130,029	159,537	$ 1,282,180	$ 1,502,941
Shares redeemed	(137,520)	(170,840)	(1,330,636)	(1,595,833)
Net increase (decrease)	(7,491)	(11,303)	$ (48,456)	$ (92,892)
Class T
Shares sold	68,328	171,132	$ 655,451	$ 1,567,640
Shares redeemed	(179,156)	(313,023)	(1,723,910)	(2,873,918)
Net increase (decrease)	(110,828)	(141,891)	$ (1,068,459)	$ (1,306,278)
Class B
Shares sold	32,381	61,778	$ 297,791	$ 549,230
Shares redeemed	(96,097)	(178,140)	(888,316)	(1,587,246)
Net increase (decrease)	(63,716)	(116,362)	$ (590,525)	$ (1,038,016)
Class C
Shares sold	24,163	58,720	$ 221,619	$ 515,439
Shares redeemed	(52,113)	(87,627)	(488,662)	(768,146)
Net increase (decrease)	(27,950)	(28,907)	$ (267,043)	$ (252,707)
Institutional Class
Shares sold	7	2,061	$ 75	$ 20,075
Shares redeemed	(2,139)	(4,363)	(21,076)	(42,001)
Net increase (decrease)	(2,132)	(2,302)	$ (21,001)	$ (21,926)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Strategic Growth Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 1000 Growth Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

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The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the three- and five-year periods, although the fund's one-year cumulative return compared favorably to the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 10.2 basis points. As a result, the fund's hypothetical management fee would have been 10.2 basis points ($0.02 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

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In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQG-USAN-0707
1.786803.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity®Advisor

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On July 18, 2007, shareholders of Fidelity® Advisor Strategic Growth Fund approved a new management contract for the fund, effective August 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell 1000® Growth Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,076.80	$ 6.47
HypotheticalA	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,075.30	$ 7.76
HypotheticalA	$ 1,000.00	$ 1,017.45	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,072.80	$ 10.34
HypotheticalA	$ 1,000.00	$ 1,014.96	$ 10.05
Class C
Actual	$ 1,000.00	$ 1,073.10	$ 10.34
HypotheticalA	$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class
Actual	$ 1,000.00	$ 1,077.60	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

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Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
ABB Ltd. sponsored ADR	4.0	0.0
Cisco Systems, Inc.	3.8	1.7
Apple, Inc.	3.4	7.0
JCPenney Co., Inc.	3.4	0.0
Google, Inc. Class A (sub. vtg.)	3.3	2.0
Sun Microsystems, Inc.	3.2	0.0
Cognizant Technology Solutions Corp. Class A	2.5	0.0
C.R. Bard, Inc.	2.2	0.7
Monsanto Co.	2.1	0.0
Merck & Co., Inc.	2.1	0.7
	30.0
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.4	42.5
Health Care	16.3	21.5
Industrials	14.2	8.3
Consumer Discretionary	11.1	6.6
Consumer Staples	8.7	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 99.2%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	16.3%	** Foreign investments	12.8%

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Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 0.2%
Stewart Enterprises, Inc. Class A	3,800	$ 29,412
Household Durables - 0.7%
Centex Corp.	1,300	62,868
Lennar Corp. Class A	2,000	91,300
		154,168
Leisure Equipment & Products - 0.4%
Nautilus, Inc. (d)	7,000	90,160
Media - 1.4%
Time Warner, Inc.	14,000	299,180
Multiline Retail - 5.9%
Federated Department Stores, Inc.	9,900	395,307
JCPenney Co., Inc.	8,800	708,224
Nordstrom, Inc.	2,400	124,632
		1,228,163
Specialty Retail - 0.9%
Casual Male Retail Group, Inc. (a)	16,700	196,058
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc. (a)	3,700	190,032
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	3,000	143,490
		333,522
TOTAL CONSUMER DISCRETIONARY		2,330,663
CONSUMER STAPLES - 8.7%
Beverages - 2.4%
Molson Coors Brewing Co. Class B	1,100	100,727
PepsiCo, Inc.	5,900	403,147
		503,874
Food & Staples Retailing - 1.3%
Kroger Co.	3,200	97,024
Safeway, Inc.	5,500	189,640
		286,664
Food Products - 2.9%
Groupe Danone	600	93,997
Koninklijke Numico NV	1,900	94,567
Nestle SA sponsored ADR	1,000	97,450
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	3,600	$ 209,376
Tyson Foods, Inc. Class A	4,800	106,992
		602,382
Household Products - 0.6%
Procter & Gamble Co.	1,900	120,745
Personal Products - 1.5%
Avon Products, Inc.	8,200	314,798
TOTAL CONSUMER STAPLES		1,828,463
ENERGY - 4.5%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)	2,414	228,002
Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp.	700	36,281
Canadian Natural Resources Ltd.	900	59,826
EOG Resources, Inc.	1,400	107,660
Suncor Energy, Inc.	600	52,115
Ultra Petroleum Corp. (a)	1,800	110,484
Valero Energy Corp.	3,600	268,632
Western Oil Sands, Inc. Class A (a)	2,600	91,776
		726,774
TOTAL ENERGY		954,776
FINANCIALS - 6.7%
Capital Markets - 5.3%
Goldman Sachs Group, Inc.	700	161,574
Janus Capital Group, Inc.	9,600	265,728
Julius Baer Holding AG (Bearer)	1,450	110,345
Lazard Ltd. Class A	2,900	156,252
Northern Trust Corp.	3,600	234,288
State Street Corp.	2,900	197,983
		1,126,170
Real Estate Investment Trusts - 0.6%
General Growth Properties, Inc.	2,300	135,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	1,600	$ 62,304
Hudson City Bancorp, Inc.	7,300	96,287
		158,591
TOTAL FINANCIALS		1,420,553
HEALTH CARE - 16.3%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	1,316	63,918
Alkermes, Inc. (a)	800	12,848
Alnylam Pharmaceuticals, Inc. (a)(d)	7,300	119,720
Amylin Pharmaceuticals, Inc. (a)(d)	4,700	217,375
CSL Ltd.	2,600	192,021
Gilead Sciences, Inc. (a)	2,400	198,648
		804,530
Health Care Equipment & Supplies - 5.7%
Becton, Dickinson & Co.	3,700	282,125
C.R. Bard, Inc.	5,400	455,814
Inverness Medical Innovations, Inc. (a)	2,200	104,918
St. Jude Medical, Inc. (a)	8,400	358,596
		1,201,453
Health Care Technology - 0.7%
Cerner Corp. (a)	2,400	136,344
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	1,800	58,734
Ventana Medical Systems, Inc. (a)	2,200	113,212
		171,946
Pharmaceuticals - 5.3%
Allergan, Inc.	3,200	398,496
Merck & Co., Inc.	8,400	440,580
Nastech Pharmaceutical Co., Inc. (a)(d)	23,400	281,736
		1,120,812
TOTAL HEALTH CARE		3,435,085
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.2%
Aerospace & Defense - 4.1%
DynCorp International, Inc. Class A	5,288	$ 91,694
General Dynamics Corp.	4,800	385,152
United Technologies Corp.	5,400	380,970
		857,816
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,300	124,614
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	4,600	56,994
Commercial Services & Supplies - 1.1%
Fuel Tech, Inc. (a)(d)	8,400	223,440
Construction & Engineering - 1.2%
Washington Group International, Inc. (a)	3,100	260,400
Electrical Equipment - 5.8%
ABB Ltd. sponsored ADR	39,300	843,772
American Superconductor Corp. (a)	3,600	62,424
Q-Cells AG	3,900	325,354
		1,231,550
Industrial Conglomerates - 1.1%
Siemens AG sponsored ADR	1,700	224,400
TOTAL INDUSTRIALS		2,979,214
INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	29,900	804,908
Research In Motion Ltd. (a)	800	132,864
		937,772
Computers & Peripherals - 6.6%
Apple, Inc. (a)	5,900	717,204
Sun Microsystems, Inc. (a)	133,400	680,340
		1,397,544
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	8,000	305,360
Internet Software & Services - 6.0%
eBay, Inc. (a)	6,400	208,384
Google, Inc. Class A (sub. vtg.) (a)	1,400	696,850
Omniture, Inc. (d)	4,000	70,040
ValueClick, Inc. (a)	9,500	297,635
		1,272,909
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.8%
Cognizant Technology Solutions Corp. Class A (a)	6,700	$ 526,352
ExlService Holdings, Inc.	3,000	56,370
Mastercard, Inc. Class A	2,200	329,010
Unisys Corp. (a)	2,800	23,296
WNS Holdings Ltd. ADR	2,700	73,143
		1,008,171
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	15,000	286,500
Intel Corp.	15,300	339,201
Renewable Energy Corp. AS (d)	10,000	316,708
		942,409
Software - 1.5%
Cognos, Inc. (a)	2,300	92,000
Nintendo Co. Ltd.	500	174,600
Salesforce.com, Inc. (a)	1,200	56,700
		323,300
TOTAL INFORMATION TECHNOLOGY		6,187,465
MATERIALS - 3.5%
Chemicals - 2.8%
Monsanto Co.	7,200	443,520
Potash Corp. of Saskatchewan, Inc.	2,100	148,995
		592,515
Metals & Mining - 0.7%
Titanium Metals Corp.	4,300	148,780
TOTAL MATERIALS		741,295
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	7,600	314,184
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	8,200	354,076
TOTAL TELECOMMUNICATION SERVICES		668,260
Common Stocks - continued
	Shares	Value
UTILITIES - 1.6%
Electric Utilities - 0.6%
Entergy Corp.	500	$ 56,450
FPL Group, Inc.	1,200	76,716
		133,166
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	5,100	121,023
Clipper Windpower PLC (a)	1,900	34,535
		155,558
Multi-Utilities - 0.2%
Sempra Energy	800	49,056
TOTAL UTILITIES		337,780
TOTAL COMMON STOCKS (Cost $19,322,050)		20,883,554
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 5.33% (b)	238,725	238,725
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	1,242,175	1,242,175
TOTAL MONEY MARKET FUNDS (Cost $1,480,900)		1,480,900
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $20,802,950)		22,364,454
NET OTHER ASSETS - (6.3)%		(1,319,806)
NET ASSETS - 100%		$ 21,044,648
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,353
Fidelity Securities Lending Cash Central Fund	8,395
Total	$ 19,748
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.7%
Switzerland	5.0%
Canada	3.4%
Germany	2.6%
Norway	1.5%
Others (individually less than 1%)	3.8%
100.0%
Income Tax Information

At November 30, 2006, the fund had a capital loss carryforward of approximately $10,003,216 of which $2,131,477, $5,708,196 and $2,163,543 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,220,681) - See accompanying schedule: Unaffiliated issuers (cost $19,322,050)	$ 20,883,554
Fidelity Central Funds (cost $1,480,900)	1,480,900
Total Investments (cost $20,802,950)		$ 22,364,454
Cash		4,142
Foreign currency held at value (cost $19,658)		19,798
Receivable for investments sold		427,964
Receivable for fund shares sold		3,275
Dividends receivable		19,500
Distributions receivable from Fidelity Central Funds		1,224
Prepaid expenses		56
Receivable from investment adviser for expense reductions		2,137
Other receivables		276
Total assets		22,842,826

Liabilities
Payable for investments purchased	$ 435,365
Payable for fund shares redeemed	70,640
Accrued management fee	9,730
Distribution fees payable	10,064
Other affiliated payables	5,781
Other payables and accrued expenses	24,423
Collateral on securities loaned, at value	1,242,175
Total liabilities		1,798,178

Net Assets		$ 21,044,648
Net Assets consist of:
Paid in capital		$ 27,758,725
Accumulated net investment loss		(70,883)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,204,719)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,561,525
Net Assets		$ 21,044,648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,068,333 ÷ 577,296 shares)	$ 10.51

Maximum offering price per share (100/94.25 of $10.51)	$ 11.15
Class T: Net Asset Value and redemption price per share ($8,426,732 ÷ 819,590 shares)	$ 10.28

Maximum offering price per share (100/96.50 of $10.28)	$ 10.65
Class B: Net Asset Value and offering price per share ($3,921,168 ÷ 397,146 shares)A	$ 9.87

Class C: Net Asset Value and offering price per share ($2,456,934 ÷ 250,019 shares)A	$ 9.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,481 ÷ 16,038 shares)	$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 72,227
Interest		81
Income from Fidelity Central Funds (including $8,395 from security lending)		19,748
Total income		92,056

Expenses
Management fee	$ 57,790
Transfer agent fees	34,619
Distribution fees	60,582
Accounting and security lending fees	4,187
Custodian fees and expenses	3,191
Independent trustees' compensation	34
Registration fees	30,037
Audit	26,655
Legal	189
Miscellaneous	129
Total expenses before reductions	217,413
Expense reductions	(54,474)	162,939
Net investment income (loss)		(70,883)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,832,447
Foreign currency transactions	(137)
Total net realized gain (loss)		1,832,310
Change in net unrealized appreciation (depreciation) on: Investment securities	(295,054)
Assets and liabilities in foreign currencies	20
Total change in net unrealized appreciation (depreciation)		(295,034)
Net gain (loss)		1,537,276
Net increase (decrease) in net assets resulting from operations		$ 1,466,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (70,883)	$ (150,838)
Net realized gain (loss)	1,832,310	1,125,623
Change in net unrealized appreciation (depreciation)	(295,034)	73,303
Net increase (decrease) in net assets resulting from operations	1,466,393	1,048,088
Share transactions - net increase (decrease)	(1,995,484)	(2,711,819)
Total increase (decrease) in net assets	(529,091)	(1,663,731)

Net Assets
Beginning of period	21,573,739	23,237,470
End of period (including accumulated net investment loss of $70,883 and $0, respectively)	$ 21,044,648	$ 21,573,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 9.27	$ 8.59	$ 8.28	$ 7.26	$ 10.92
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.04)	.01 H	(.01)	(.05)
Net realized and unrealized gain (loss)	.77	.52	.72	.30	1.03	(3.61)
Total from investment operations	.75	.49	.68	.31	1.02	(3.66)
Net asset value, end of period	$ 10.51	$ 9.76	$ 9.27	$ 8.59	$ 8.28	$ 7.26
Total Return B,C,D	7.68%	5.29%	7.92%	3.74%	14.05%	(33.52)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.73%	1.76%	2.02%	2.28%	2.03%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.26%	1.30%	1.33%	1.32%
Expenses net of all reductions	1.25% A	1.24%	1.22%	1.25%	1.25%	1.23%
Net investment income (loss)	(.35)% A	(.34)%	(.43)%	.08%	(.14)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,068	$ 5,709	$ 5,524	$ 5,691	$ 4,076	$ 3,491
Portfolio turnover rate G	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 9.10	$ 8.45	$ 8.16	$ 7.18	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.06)	(.01) H	(.03)	(.08)
Net realized and unrealized gain (loss)	.75	.51	.71	.30	1.01	(3.57)
Total from investment operations	.72	.46	.65	.29	.98	(3.65)
Net asset value, end of period	$ 10.28	$ 9.56	$ 9.10	$ 8.45	$ 8.16	$ 7.18
Total Return B,C,D	7.53%	5.05%	7.69%	3.55%	13.65%	(33.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05% A	2.03%	2.07%	2.39%	2.64%	2.37%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.51%	1.55%	1.58%	1.57%
Expenses net of all reductions	1.49% A	1.49%	1.47%	1.50%	1.50%	1.48%
Net investment income (loss)	(.60)% A	(.59)%	(.67)%	(.17)%	(.39)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,427	$ 8,896	$ 9,753	$ 10,200	$ 9,905	$ 8,925
Portfolio turnover rate G	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 8.80	$ 8.21	$ 7.98	$ 7.05	$ 10.67
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.10)	(.05) H	(.06)	(.12)
Net realized and unrealized gain (loss)	.72	.50	.69	.28	.99	(3.50)
Total from investment operations	.67	.40	.59	.23	.93	(3.62)
Net asset value, end of period	$ 9.87	$ 9.20	$ 8.80	$ 8.21	$ 7.98	$ 7.05
Total Return B,C,D	7.28%	4.55%	7.19%	2.88%	13.19%	(33.93)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.51% A	2.48%	2.52%	2.82%	2.96%	2.70%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.01%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	1.96%	2.00%	1.97%	1.96%
Net investment income (loss)	(1.10)% A	(1.08)%	(1.17)%	(.67)%	(.86)%	(1.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,921	$ 4,242	$ 5,080	$ 5,757	$ 7,634	$ 6,921
Portfolio turnover rate G	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 8.76	$ 8.17	$ 7.94	$ 7.02	$ 10.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.10)	(.05) H	(.06)	(.12)
Net realized and unrealized gain (loss)	.72	.50	.69	.28	.98	(3.50)
Total from investment operations	.67	.40	.59	.23	.92	(3.62)
Net asset value, end of period	$ 9.83	$ 9.16	$ 8.76	$ 8.17	$ 7.94	$ 7.02
Total Return B,C,D	7.31%	4.57%	7.22%	2.90%	13.11%	(34.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.51% A	2.48%	2.51%	2.70%	2.91%	2.68%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.01%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	1.97%	2.00%	1.97%	1.96%
Net investment income (loss)	(1.10)% A	(1.09)%	(1.17)%	(.67)%	(.86)%	(1.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,457	$ 2,546	$ 2,688	$ 2,688	$ 2,379	$ 1,758
Portfolio turnover rate G	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.39	$ 8.67	$ 8.34	$ 7.30	$ 10.95
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	(.02)	.03 G	.01	(.03)
Net realized and unrealized gain (loss)	.78	.54	.74	.30	1.03	(3.62)
Total from investment operations	.77	.53	.72	.33	1.04	(3.65)
Net asset value, end of period	$ 10.69	$ 9.92	$ 9.39	$ 8.67	$ 8.34	$ 7.30
Total Return B,C	7.76%	5.64%	8.30%	3.96%	14.25%	(33.33)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.40% A	1.35%	1.39%	1.40%	1.50%	1.39%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.00% A	.99%	.97%	1.00%	.97%	.95%
Net investment income (loss)	(.10)% A	(.09)%	(.18)%	.33%	.14%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 171	$ 180	$ 192	$ 147	$ 146	$ 300
Portfolio turnover rate F	201% A	88%	115%	149%	188%	241%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,958,684
Unrealized depreciation	(402,303)
Net unrealized appreciation (depreciation)	$ 1,556,381
Cost for federal income tax purposes	$ 20,808,073

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $20,384,073 and $22,583,067, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On July 18, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin August 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (July, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,714	$ 48
Class T	.25%	.25%	21,492	147
Class B	.75%	.25%	19,774	14,869
Class C	.75%	.25%	12,602	1,069
			$ 60,582	$ 16,133

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,992
Class T	2,297
Class B*	4,813
Class C*	223
$ 12,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,422.31
Class T	15,666.36
Class B	6,335.32
Class C	4,025.32
Institutional Class	171.21
	$ 34,619

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,844 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 13,203
Class T	1.50%	23,754
Class B	2.00%	10,126
Class C	2.00%	6,374
Institutional Class	1.00%	331
		$ 53,788

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $281 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	130,029	159,537	$ 1,282,180	$ 1,502,941
Shares redeemed	(137,520)	(170,840)	(1,330,636)	(1,595,833)
Net increase (decrease)	(7,491)	(11,303)	$ (48,456)	$ (92,892)
Class T
Shares sold	68,328	171,132	$ 655,451	$ 1,567,640
Shares redeemed	(179,156)	(313,023)	(1,723,910)	(2,873,918)
Net increase (decrease)	(110,828)	(141,891)	$ (1,068,459)	$ (1,306,278)
Class B
Shares sold	32,381	61,778	$ 297,791	$ 549,230
Shares redeemed	(96,097)	(178,140)	(888,316)	(1,587,246)
Net increase (decrease)	(63,716)	(116,362)	$ (590,525)	$ (1,038,016)
Class C
Shares sold	24,163	58,720	$ 221,619	$ 515,439
Shares redeemed	(52,113)	(87,627)	(488,662)	(768,146)
Net increase (decrease)	(27,950)	(28,907)	$ (267,043)	$ (252,707)
Institutional Class
Shares sold	7	2,061	$ 75	$ 20,075
Shares redeemed	(2,139)	(4,363)	(21,076)	(42,001)
Net increase (decrease)	(2,132)	(2,302)	$ (21,001)	$ (21,926)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Strategic Growth Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell 1000 Growth Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the three- and five-year periods, although the fund's one-year cumulative return compared favorably to the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 10.2 basis points. As a result, the fund's hypothetical management fee would have been 10.2 basis points ($0.02 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQGI-USAN-0707
1.786804.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Value Strategies Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,179.90	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.74
Class T
Actual	$ 1,000.00	$ 1,178.50	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,175.30	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,175.20	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,181.50	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.38
Institutional Class
Actual	$ 1,000.00	$ 1,181.50	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.33%
Class B	1.92%
Class C	1.92%
Fidelity Value Strategies Fund	.87%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.3	0.9
Constellation Energy Group, Inc.	1.3	0.8
NRG Energy, Inc.	1.0	0.8
AES Corp.	0.9	1.1
Washington Group International, Inc.	0.9	0.2
Valero Energy Corp.	0.8	0.8
Entergy Corp.	0.7	1.5
Fannie Mae	0.7	0.8
Winn-Dixie Stores, Inc.	0.7	0.0
AT&T, Inc.	0.6	0.0
	8.9
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	24.5
Information Technology	18.5	15.7
Industrials	12.1	8.4
Consumer Discretionary	12.1	13.1
Energy	9.9	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 100.3%		Stocks 100.3%
	Short-Term Investments and Net Other Assets(dagger) (0.3)%		Short-Term Investments and Net Other Assets(dagger) (0.3)%
* Foreign investments	17.6%	** Foreign investments	14.1%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (a)	21,900	$ 777
Automobiles - 0.2%
Monaco Coach Corp.	292,200	4,503
Winnebago Industries, Inc.	43,041	1,334
		5,837
Diversified Consumer Services - 0.5%
H&R Block, Inc.	488,888	11,582
Hotels, Restaurants & Leisure - 1.1%
Carrols Restaurant Group, Inc.	274,114	4,334
Cosi, Inc. (a)(e)	666,309	3,212
McCormick & Schmick's Seafood Restaurants (a)	157,500	4,434
Rare Hospitality International, Inc. (a)	292,570	8,496
Vail Resorts, Inc. (a)	130,890	7,847
		28,323
Household Durables - 2.9%
Bassett Furniture Industries, Inc.	205,608	2,950
Beazer Homes USA, Inc.	161,000	5,759
Black & Decker Corp.	40,000	3,777
Centex Corp.	190,800	9,227
Ethan Allen Interiors, Inc.	186,800	6,783
Hovnanian Enterprises, Inc. Class A	227,900	5,757
KB Home	134,300	6,163
Koninklijke Philips Electronics NV (NY Shares)	239,800	10,172
La-Z-Boy, Inc.	50,600	595
Standard Pacific Corp.	197,800	4,217
The Stanley Works	157,400	9,952
Whirlpool Corp.	58,500	6,532
		71,884
Internet & Catalog Retail - 0.4%
Liberty Media Holding Corp. - Interactive Series A (a)	369,800	8,960
Leisure Equipment & Products - 0.9%
Brunswick Corp.	313,700	10,801
Callaway Golf Co.	198,283	3,603
Eastman Kodak Co.	240,600	6,102
MarineMax, Inc. (a)	147,300	3,061
		23,567
Media - 2.3%
Cinemark Holdings, Inc. (a)	12,300	238
E.W. Scripps Co. Class A	136,500	6,227
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Getty Images, Inc. (a)	145,300	$ 7,272
Liberty Global, Inc. Class A (a)	271,149	10,412
Live Nation, Inc. (a)	318,639	7,138
R.H. Donnelley Corp.	138,200	10,771
Regal Entertainment Group Class A	269,100	6,157
Valassis Communications, Inc. (a)	469,490	8,409
		56,624
Multiline Retail - 0.9%
Retail Ventures, Inc. (a)	283,010	5,488
Sears Holdings Corp. (a)	64,300	11,575
Tuesday Morning Corp. (e)	311,500	4,342
		21,405
Specialty Retail - 2.9%
AutoZone, Inc. (a)	37,300	4,798
Build-A-Bear Workshop, Inc. (a)(e)	217,400	6,500
Christopher & Banks Corp.	353,023	6,669
Circuit City Stores, Inc.	479,500	7,706
Group 1 Automotive, Inc.	149,500	6,309
Hot Topic, Inc. (a)	422,729	4,684
Lithia Motors, Inc. Class A (sub. vtg.)	58,000	1,559
OfficeMax, Inc.	84,700	3,803
PETsMART, Inc.	244,100	8,353
Staples, Inc.	319,500	8,007
The Children's Place Retail Stores, Inc. (a)	163,200	9,214
Williams-Sonoma, Inc.	132,000	4,473
		72,075
TOTAL CONSUMER DISCRETIONARY		301,034
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	165,900	6,274
Nash-Finch Co.	215,300	10,130
Performance Food Group Co. (a)	174,597	6,198
Rite Aid Corp. (e)	1,482,600	9,370
Sysco Corp.	351,400	11,638
United Natural Foods, Inc. (a)	174,572	4,778
Winn-Dixie Stores, Inc. (a)(e)	534,700	16,736
		65,124
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.1%
Cermaq ASA (e)	166,800	$ 2,863
Chaoda Modern Agriculture (Holdings) Ltd.	6,812,000	5,915
Chiquita Brands International, Inc. (e)	236,800	4,343
Fresh Del Monte Produce, Inc.	259,082	6,303
Green Mountain Coffee Roasters, Inc. (a)(e)	92,192	6,237
Marine Harvest ASA (a)(e)	12,401,000	13,736
Nestle SA sponsored ADR	61,900	6,032
Tyson Foods, Inc. Class A	321,600	7,168
		52,597
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	259,000	3,406
Tobacco - 0.9%
Altria Group, Inc.	96,200	6,840
British American Tobacco PLC sponsored ADR	215,000	14,637
		21,477
TOTAL CONSUMER STAPLES		142,604
ENERGY - 9.9%
Energy Equipment & Services - 2.6%
Calfrac Well Services Ltd.	238,100	5,107
Cameron International Corp. (a)	94,100	6,672
CE Franklin Ltd. (a)	226,300	2,729
Expro International Group PLC	421,300	7,666
Hanover Compressor Co. (a)	165,300	4,133
Nabors Industries Ltd. (a)	241,200	8,428
National Oilwell Varco, Inc. (a)	148,500	14,026
Superior Energy Services, Inc. (a)	92,800	3,727
Transocean, Inc. (a)	62,300	6,120
Universal Compression Holdings, Inc. (a)	81,000	6,019
		64,627
Oil, Gas & Consumable Fuels - 7.3%
Aurora Oil & Gas Corp. (a)	1,238,741	2,477
Cabot Oil & Gas Corp.	368,918	14,388
Canadian Natural Resources Ltd.	167,700	11,148
Cheniere Energy Partners LP	233,500	4,696
CONSOL Energy, Inc.	158,400	7,697
Copano Energy LLC	184,513	8,074
EOG Resources, Inc.	128,100	9,851
EXCO Resources, Inc. (a)	562,624	10,167
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	384,200	$ 11,134
Noble Energy, Inc.	173,800	11,000
NuStar GP Holdings LLC	216,524	7,988
Petrohawk Energy Corp. (a)	629,730	10,265
Range Resources Corp.	21,500	833
Tesoro Corp.	105,000	6,497
Tsakos Energy Navigation Ltd.	102,300	6,576
Ultra Petroleum Corp. (a)	198,100	12,159
Valero Energy Corp.	249,300	18,603
Western Oil Sands, Inc. Class A (a)	299,300	10,565
Williams Companies, Inc.	322,000	10,227
Williams Partners LP	165,050	8,041
		182,386
TOTAL ENERGY		247,013
FINANCIALS - 18.7%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	101,800	6,398
Ares Capital Corp.	308,700	5,720
Credit Suisse Group sponsored ADR	129,100	9,803
Gluskin Sheff + Associates, Inc.	244,600	6,134
Investors Financial Services Corp.	89,400	5,500
Janus Capital Group, Inc.	228,200	6,317
Julius Baer Holding AG (Bearer)	139,040	10,581
KKR Private Equity Investors, LP	367,900	8,646
State Street Corp.	136,900	9,346
		68,445
Commercial Banks - 2.0%
Center Financial Corp., California	95,871	1,651
Commerce Bancorp, Inc.	320,759	11,073
First Community Bancorp, California	108,453	6,125
Hanmi Financial Corp.	203,252	3,551
HSBC Holdings PLC (United Kingdom) (Reg.)	331,798	6,174
Nara Bancorp, Inc.	211,863	3,403
PNC Financial Services Group, Inc.	157,500	11,624
Siam City Bank PCL NVDR	8,912,400	4,527
Wintrust Financial Corp.	56,200	2,579
		50,707
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	341,698	$ 6,031
Diversified Financial Services - 0.6%
Genesis Lease Ltd. ADR	270,500	7,601
MarketAxess Holdings, Inc. (a)	64,311	1,136
Onex Corp. (sub. vtg.)	173,200	6,143
		14,880
Insurance - 5.8%
AFLAC, Inc.	133,500	7,057
Allied World Assurance Co. Holdings Ltd.	154,900	7,847
American International Group, Inc.	145,400	10,518
American Safety Insurance Group Ltd. (a)	160,651	3,409
Axis Capital Holdings Ltd.	217,500	8,606
Endurance Specialty Holdings Ltd.	339,900	13,538
Everest Re Group Ltd.	145,800	15,634
First Mercury Financial Corp.	170,600	3,197
Hartford Financial Services Group, Inc.	60,300	6,221
IPC Holdings Ltd.	171,500	5,351
Max Capital Group Ltd.	229,134	6,510
MetLife, Inc.	141,700	9,636
National Financial Partners Corp.	154,100	7,217
Navigators Group, Inc. (a)	102,240	5,062
Principal Financial Group, Inc.	79,000	4,803
Prudential Financial, Inc.	68,700	7,009
The Chubb Corp.	98,700	5,416
United America Indemnity Ltd. Class A (a)	113,298	2,831
Universal American Financial Corp. (a)	418,406	8,883
Willis Group Holdings Ltd.	112,664	5,217
		143,962
Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc.	115,901	12,193
Annaly Capital Management, Inc.	531,700	8,209
Developers Diversified Realty Corp.	104,100	6,418
Friedman, Billings, Ramsey Group, Inc. Class A	370,900	2,326
General Growth Properties, Inc.	173,600	10,249
Health Care Property Investors, Inc.	224,500	7,334
Healthcare Realty Trust, Inc.	122,400	4,011
Highwoods Properties, Inc. (SBI)	109,400	4,796
Home Properties, Inc.	55,500	3,197
Inland Real Estate Corp.	265,900	4,786
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage, Inc.	119,700	$ 10,713
Quadra Realty Trust, Inc.	260,177	3,510
		77,742
Real Estate Management & Development - 0.5%
Move, Inc. (a)	1,663,267	6,986
The St. Joe Co. (e)	91,000	4,763
		11,749
Thrifts & Mortgage Finance - 3.7%
BankUnited Financial Corp. Class A	274,795	6,298
Countrywide Financial Corp.	255,300	9,941
Fannie Mae	270,000	17,258
FirstFed Financial Corp., Delaware (a)(e)	221,600	14,287
Hudson City Bancorp, Inc.	740,500	9,767
MGIC Investment Corp.	154,400	10,036
New York Community Bancorp, Inc.	347,800	6,080
People's United Financial, Inc.	275,480	5,562
Radian Group, Inc.	208,288	12,893
		92,122
TOTAL FINANCIALS		465,638
HEALTH CARE - 5.9%
Biotechnology - 0.7%
Amgen, Inc. (a)	197,800	11,142
Theravance, Inc. (a)	179,320	6,158
		17,300
Health Care Equipment & Supplies - 0.3%
Aspect Medical Systems, Inc. (a)	43,600	706
Becton, Dickinson & Co.	76,600	5,841
		6,547
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc.	284,811	13,446
Capital Senior Living Corp. (a)	174,500	1,940
DaVita, Inc. (a)	156,900	8,666
Emeritus Corp. (a)	239,200	8,551
Henry Schein, Inc. (a)	131,497	7,039
LHC Group, Inc. (a)	127,275	3,737
McKesson Corp.	123,400	7,790
		51,169
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	201,384	$ 4,946
IMS Health, Inc.	301,800	9,869
		14,815
Life Sciences Tools & Services - 0.1%
Advanced Magnetics, Inc. (a)	46,700	2,945
Pharmaceuticals - 2.2%
Alpharma, Inc. Class A	395,500	9,611
Barr Pharmaceuticals, Inc. (a)	165,517	8,825
BioMimetic Therapeutics, Inc.	9,000	164
Collagenex Pharmaceuticals, Inc. (a)	150,800	1,597
Endo Pharmaceuticals Holdings, Inc. (a)	353,200	12,475
Jazz Pharmaceuticals, Inc.	86,500	1,557
MGI Pharma, Inc. (a)	568,600	12,157
Nastech Pharmaceutical Co., Inc. (a)	43,500	524
Penwest Pharmaceuticals Co. (a)(e)	200,400	2,605
Xenoport, Inc. (a)	112,900	4,968
		54,483
TOTAL HEALTH CARE		147,259
INDUSTRIALS - 12.1%
Aerospace & Defense - 0.4%
General Dynamics Corp.	92,000	7,382
Ladish Co., Inc. (a)	56,435	2,505
		9,887
Air Freight & Logistics - 0.7%
Forward Air Corp.	146,730	4,990
United Parcel Service, Inc. Class B	161,600	11,630
		16,620
Airlines - 0.5%
AirTran Holdings, Inc. (a)(e)	453,555	5,620
Delta Air Lines, Inc. (a)	297,033	5,658
		11,278
Building Products - 0.1%
Trex Co., Inc. (a)(e)	171,400	3,428
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. (a)	313,212	7,833
Allied Waste Industries, Inc.	715,300	9,628
Cintas Corp.	158,600	6,084
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc.	195,389	$ 9,181
CoStar Group, Inc. (a)	34,781	1,887
On Assignment, Inc. (a)	618,646	6,743
Robert Half International, Inc.	171,700	6,034
The Brink's Co.	169,183	11,154
TRC Companies, Inc. (a)	204,018	2,701
Waste Services, Inc. (a)	311,304	3,185
		64,430
Construction & Engineering - 2.6%
Chicago Bridge & Iron Co. NV (NY Shares)	104,100	4,056
Fluor Corp.	55,300	5,757
Granite Construction, Inc.	156,800	10,739
Infrasource Services, Inc. (a)	235,700	8,532
Shaw Group, Inc. (a)	162,900	6,591
SNC-Lavalin Group, Inc.	180,100	6,654
Washington Group International, Inc. (a)	251,400	21,118
		63,447
Electrical Equipment - 0.7%
Prysmian SpA (a)	34,600	870
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	163,000	5,529
Vestas Wind Systems AS (a)	163,500	11,490
		17,889
Industrial Conglomerates - 0.8%
Siemens AG (Reg.)	90,000	11,880
Tyco International Ltd.	270,300	9,017
		20,897
Machinery - 2.0%
Albany International Corp. Class A	167,400	6,549
Bucyrus International, Inc. Class A	181,500	12,877
Dover Corp.	139,200	6,967
IDEX Corp.	6,600	249
Illinois Tool Works, Inc.	117,900	6,216
Kadant, Inc. (a)	193,078	5,763
Pentair, Inc.	138,100	5,108
Valmont Industries, Inc.	95,600	6,739
		50,468
Marine - 0.9%
Kirby Corp. (a)	125,900	5,039
Navios Maritime Holdings, Inc.	584,700	6,139
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - continued
OceanFreight, Inc. (a)	74,100	$ 1,534
Ultrapetrol (Bahamas) Ltd.	390,950	8,968
		21,680
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc. (a)	86,398	2,698
P.A.M. Transportation Services, Inc. (a)	227,974	4,186
Quality Distribution, Inc. (a)	113,157	1,139
YRC Worldwide, Inc. (a)	76,600	3,079
		11,102
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(e)	320,300	5,733
Williams Scotsman International, Inc. (a)	152,904	3,511
		9,244
TOTAL INDUSTRIALS		300,370
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 4.0%
Adtran, Inc.	336,309	9,101
Alcatel-Lucent SA sponsored ADR	736,700	10,108
Andrew Corp. (a)	463,600	6,133
Avocent Corp. (a)	381,100	10,682
Comverse Technology, Inc. (a)	301,600	6,913
Dycom Industries, Inc. (a)	322,400	9,588
EFJ, Inc. (a)	186,835	986
Finisar Corp. (a)	580,235	2,106
Harris Corp.	203,600	10,164
Juniper Networks, Inc. (a)	548,400	13,386
Packeteer, Inc. (a)	240,650	2,469
Powerwave Technologies, Inc. (a)	861,657	5,497
QUALCOMM, Inc.	200,100	8,594
RADWARE Ltd. (a)	349,015	4,597
		100,324
Computers & Peripherals - 1.9%
Dell, Inc. (a)	129,900	3,490
Diebold, Inc.	125,100	6,202
Hypercom Corp. (a)	241,600	1,462
Intermec, Inc. (a)	265,800	6,539
NCR Corp. (a)	147,200	7,900
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	160,700	$ 5,173
Seagate Technology	473,000	9,739
STEC, Inc. (a)	3,800	24
Sun Microsystems, Inc. (a)	1,338,500	6,826
		47,355
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	404,000	15,421
Arrow Electronics, Inc. (a)	231,800	9,515
Avnet, Inc. (a)	139,000	5,955
Benchmark Electronics, Inc. (a)	276,100	6,105
Itron, Inc. (a)	120,370	8,143
Molex, Inc.	293,900	8,741
Tektronix, Inc.	324,633	9,827
		63,707
Internet Software & Services - 1.2%
Omniture, Inc.	97,956	1,715
Open Text Corp. (a)	272,000	6,178
Openwave Systems, Inc. (a)	350,269	3,608
ValueClick, Inc. (a)	326,200	10,220
VeriSign, Inc. (a)	323,100	9,638
		31,359
IT Services - 3.2%
CACI International, Inc. Class A (a)	218,013	11,239
Fidelity National Information Services, Inc.	183,300	9,884
Fiserv, Inc. (a)	114,900	6,808
IXEurope PLC	1,738,200	4,440
ManTech International Corp. Class A (a)	108,300	3,463
MoneyGram International, Inc.	388,000	11,306
Perot Systems Corp. Class A (a)	90,500	1,546
Satyam Computer Services Ltd. sponsored ADR	291,800	7,394
SI International, Inc. (a)	82,800	2,612
SRA International, Inc. Class A (a)	219,600	5,576
The Western Union Co.	251,600	5,648
Unisys Corp. (a)	1,209,400	10,062
		79,978
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	773,300	11,035
AMIS Holdings, Inc. (a)	423,500	5,412
Applied Materials, Inc.	309,500	5,911
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	326,200	$ 8,406
Atmel Corp. (a)	1,726,700	9,652
FormFactor, Inc. (a)	98,300	3,910
Infineon Technologies AG sponsored ADR (a)	531,200	8,271
Integrated Device Technology, Inc. (a)	278,585	4,182
Maxim Integrated Products, Inc.	154,600	4,754
National Semiconductor Corp.	259,900	6,997
ON Semiconductor Corp. (a)	677,000	7,271
Standard Microsystems Corp. (a)	133,153	4,130
Supertex, Inc. (a)	135,980	4,559
Volterra Semiconductor Corp. (a)	36,400	572
Zoran Corp. (a)	301,416	6,068
		91,130
Software - 1.9%
Business Objects SA sponsored ADR (a)	228,100	9,377
Cadence Design Systems, Inc. (a)	518,400	11,773
EPIQ Systems, Inc. (a)	364,863	9,632
Fair Isaac Corp.	209,700	7,937
Moldflow Corp. (a)	365,871	8,093
		46,812
TOTAL INFORMATION TECHNOLOGY		460,665
MATERIALS - 6.2%
Chemicals - 3.5%
Agrium, Inc.	291,700	11,251
Airgas, Inc.	159,700	6,810
Arkema sponsored ADR (a)	97,800	6,362
Celanese Corp. Class A	401,000	14,592
Chemtura Corp.	824,000	8,973
Dyno Nobel Ltd. (a)	1,766,837	3,746
Georgia Gulf Corp. (e)	159,948	2,761
H.B. Fuller Co.	275,600	7,510
Minerals Technologies, Inc.	170,889	10,870
OMNOVA Solutions, Inc. (a)	405,550	2,275
Royal DSM NV	101,600	5,047
The Mosaic Co.	189,900	6,671
		86,868
Containers & Packaging - 0.2%
Temple-Inland, Inc.	79,500	5,009
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.2%
Compass Minerals International, Inc.	148,536	$ 5,073
European Nickel PLC (a)	1,793,600	2,095
Meridian Gold, Inc. (a)	325,600	8,352
Quanex Corp.	170,090	8,154
Reliance Steel & Aluminum Co.	222,900	13,679
Shore Gold, Inc. (a)	299,700	1,317
Titanium Metals Corp.	291,521	10,087
ZincOx Resources PLC (a)	875,400	5,963
		54,720
Paper & Forest Products - 0.3%
Norbord, Inc. (e)	155,200	1,315
Sino-Forest Corp. (a)	393,000	4,796
		6,111
TOTAL MATERIALS		152,708
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	384,480	15,894
Cincinnati Bell, Inc.	1,280,060	7,463
Qwest Communications International, Inc. (a)	1,152,100	11,855
Verizon Communications, Inc.	140,500	6,116
		41,328
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	316,200	7,225
TOTAL TELECOMMUNICATION SERVICES		48,553
UTILITIES - 9.2%
Electric Utilities - 3.5%
DPL, Inc.	233,750	7,132
E.ON AG	78,300	12,882
Entergy Corp.	164,100	18,527
Exelon Corp.	102,900	8,026
PPL Corp.	687,300	31,585
Reliant Energy, Inc. (a)	336,800	8,629
		86,781
Gas Utilities - 0.6%
Equitable Resources, Inc.	279,200	14,524
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 4.2%
AES Corp. (a)	972,400	$ 23,075
Clipper Windpower PLC (a)	527,100	9,581
Constellation Energy Group, Inc.	338,789	31,091
Mirant Corp. (a)	331,000	15,358
NRG Energy, Inc.	283,912	24,953
		104,058
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	128,300	11,411
Sempra Energy	189,200	11,602
		23,013
TOTAL UTILITIES		228,376
TOTAL COMMON STOCKS (Cost $2,197,692)		2,494,220
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (d) (Cost $362)	$ 12,940	906
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	5,142,040	5,142
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	39,289,903	39,290
TOTAL MONEY MARKET FUNDS (Cost $44,432)		44,432
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,242,486)		2,539,558
NET OTHER ASSETS - (2.1)%		(52,963)
NET ASSETS - 100%		$ 2,486,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 327
Fidelity Securities Lending Cash Central Fund	323
Total	$ 650
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.4%
Canada	3.8%
Bermuda	3.2%
United Kingdom	2.5%
Germany	1.3%
Netherlands	1.1%
France	1.1%
Switzerland	1.0%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,111) - See accompanying schedule: Unaffiliated issuers (cost $2,198,054)	$ 2,495,126
Fidelity Central Funds (cost $44,432)	44,432
Total Investments (cost $2,242,486)		$ 2,539,558
Cash		104
Receivable for investments sold		32,388
Receivable for fund shares sold		9,246
Dividends receivable		2,099
Distributions receivable from Fidelity Central Funds		149
Prepaid expenses		5
Other receivables		18
Total assets		2,583,567

Liabilities
Payable to custodian bank	$ 285
Payable for investments purchased	49,309
Payable for fund shares redeemed	5,676
Accrued management fee	1,120
Distribution fees payable	722
Other affiliated payables	508
Other payables and accrued expenses	62
Collateral on securities loaned, at value	39,290
Total liabilities		96,972

Net Assets		$ 2,486,595
Net Assets consist of:
Paid in capital		$ 1,985,606
Accumulated net investment loss		(113)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		204,031
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,071
Net Assets		$ 2,486,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($407,389 ÷ 11,986.1 shares)	$ 33.99

Maximum offering price per share (100/94.25 of $33.99)	$ 36.06
Class T: Net Asset Value and redemption price per share ($909,660 ÷ 26,048.1 shares)	$ 34.92

Maximum offering price per share (100/96.50 of $34.92)	$ 36.19
Class B: Net Asset Value and offering price price per share ($217,445 ÷ 6,800.3 shares)A	$ 31.98

Class C: Net Asset Value and offering price price per share ($109,635 ÷ 3,457.3 shares)A	$ 31.71

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($749,323 ÷ 20,155.1 shares)	$ 37.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($93,143 ÷ 2,596.4 shares)	$ 35.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,431
Interest		28
Income from Fidelity Central Funds		650
Total income		14,109

Expenses
Management fee	$ 5,605
Transfer agent fees	2,472
Distribution fees	4,123
Accounting and security lending fees	311
Custodian fees and expenses	58
Independent trustees' compensation	3
Registration fees	135
Audit	35
Legal	13
Interest	10
Miscellaneous	7
Total expenses before reductions	12,772
Expense reductions	(148)	12,624
Net investment income (loss)		1,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,213
Foreign currency transactions	410
Total net realized gain (loss)		208,623
Change in net unrealized appreciation (depreciation) on: Investment securities	129,065
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		129,069
Net gain (loss)		337,692
Net increase (decrease) in net assets resulting from operations		$ 339,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,485	$ 32
Net realized gain (loss)	208,623	264,719
Change in net unrealized appreciation (depreciation)	129,069	14,826
Net increase (decrease) in net assets resulting from operations	339,177	279,577
Distributions to shareholders from net investment income	(417)	(1,053)
Distributions to shareholders from net realized gain	(226,010)	(387,222)
Total distributions	(226,427)	(388,275)
Share transactions - net increase (decrease)	603,767	4,446
Total increase (decrease) in net assets	716,517	(104,252)

Net Assets
Beginning of period	1,770,078	1,874,330
End of period (including accumulated net investment loss of $113 and accumulated net investment loss of $1,181, respectively)	$ 2,486,595	$ 1,770,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77
Income from Investment Operations
Net investment income (loss) E	.04	.06	.03	(.10)	(.08)	.02
Net realized and unrealized gain (loss)	5.19	4.94	2.04	2.73	9.29	(2.82)
Total from investment operations	5.23	5.00	2.07	2.63	9.21	(2.80)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(4.27)	(7.35)	(.26)	-	-	(.23)
Total distributions	(4.27)	(7.36)	(.26)	-	-	(.23)
Net asset value, end of period	$ 33.99	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74
Total Return B, C, D	17.99%	17.23%	6.19%	8.50%	42.36%	(11.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.17%	1.19%	1.18%	1.21%	1.24%
Expenses net of fee waivers, if any	1.14% A	1.17%	1.19%	1.18%	1.21%	1.24%
Expenses net of all reductions	1.12% A	1.16%	1.13%	1.17%	1.18%	1.17%
Net investment income (loss)	.28% A	.20%	.09%	(.30)%	(.35)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 407	$ 334	$ 312	$ 299	$ 238	$ 129
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36
Income from Investment Operations
Net investment income (loss) E	.01	- I	(.03)	(.16)	(.13)	(.03)
Net realized and unrealized gain (loss)	5.33	5.06	2.07	2.79	9.50	(2.90)
Total from investment operations	5.34	5.06	2.04	2.63	9.37	(2.93)
Distributions from net realized gain	(4.19)	(7.35)	(.26)	-	-	(.15)
Net asset value, end of period	$ 34.92	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28
Total Return B, C, D	17.85%	17.03%	5.97%	8.31%	42.06%	(11.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.37%	1.38%	1.41%	1.42%
Expenses net of fee waivers, if any	1.33% A	1.35%	1.37%	1.38%	1.41%	1.42%
Expenses net of all reductions	1.32% A	1.34%	1.32%	1.36%	1.38%	1.35%
Net investment income (loss)	.09% A	.01%	(.10)%	(.50)%	(.54)%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 910	$ 827	$ 930	$ 1,107	$ 1,127	$ 710
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.23)	(.35)	(.27)	(.16)
Net realized and unrealized gain (loss)	4.88	4.69	1.96	2.65	9.09	(2.80)
Total from investment operations	4.81	4.51	1.73	2.30	8.82	(2.96)
Distributions from net realized gain	(4.00)	(7.35)	(.26)	-	-	(.07)
Net asset value, end of period	$ 31.98	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42
Total Return B, C, D	17.53%	16.29%	5.33%	7.61%	41.18%	(12.16)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.97%	1.98%	2.02%	2.04%	2.03%
Expenses net of fee waivers, if any	1.92% A	1.97%	1.98%	2.02%	2.04%	2.03%
Expenses net of all reductions	1.91% A	1.96%	1.93%	2.00%	2.01%	1.97%
Net investment income (loss)	(.51)% A	(.61)%	(.71)%	(1.14)%	(1.17)%	(.73)%
Supplemental Data
Net assets, end of period (in millions)	$ 217	$ 212	$ 244	$ 301	$ 290	$ 196
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.23)	(.33)	(.26)	(.15)
Net realized and unrealized gain (loss)	4.84	4.65	1.95	2.63	9.04	(2.78)
Total from investment operations	4.77	4.48	1.72	2.30	8.78	(2.93)
Distributions from net realized gain	(4.02)	(7.35)	(.26)	-	-	(.25)
Net asset value, end of period	$ 31.71	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29
Total Return B, C, D	17.52%	16.30%	5.33%	7.65%	41.24%	(12.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.95%	1.98%	1.97%	1.99%	2.01%
Expenses net of fee waivers, if any	1.92% A	1.95%	1.98%	1.97%	1.99%	2.01%
Expenses net of all reductions	1.90% A	1.94%	1.93%	1.96%	1.97%	1.94%
Net investment income (loss)	(.50)% A	(.59)%	(.71)%	(1.10)%	(1.13)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 99	$ 108	$ 136	$ 106	$ 53
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05
Income from Investment Operations
Net investment income (loss) D	.10	.14	.14	- H	.02	.12
Net realized and unrealized gain (loss)	5.66	5.34	2.16	2.90	9.84	(2.96)
Total from investment operations	5.76	5.48	2.30	2.90	9.86	(2.84)
Distributions from net investment income	(.04)	(.11)	-	-	-	-
Distributions from net realized gain	(4.31)	(7.35)	(.26)	-	-	(.26)
Total distributions	(4.35)	(7.46)	(.26)	-	-	(.26)
Net asset value, end of period	$ 37.18	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95
Total Return B, C	18.15%	17.52%	6.46%	8.84%	42.96%	(11.06)%
Ratios to Average Net Assets E,G
Expenses before reductions	.87% A	.93%	.89%	.87%	.79%	.80%
Expenses net of fee waivers, if any	.87% A	.93%	.89%	.87%	.79%	.80%
Expenses net of all reductions	.85% A	.91%	.83%	.86%	.76%	.73%
Net investment income (loss)	.55% A	.44%	.39%	.00%	.08%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 749	$ 216	$ 171	$ 185	$ 22	$ 16
Portfolio turnover rate F	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42
Income from Investment Operations
Net investment income (loss) D	.10	.18	.17	.03	.01	.10
Net realized and unrealized gain (loss)	5.46	5.19	2.11	2.82	9.58	(2.89)
Total from investment operations	5.56	5.37	2.28	2.85	9.59	(2.79)
Distributions from net investment income	(.07)	(.15)	-	-	-	-
Distributions from net realized gain	(4.31)	(7.35)	(.26)	-	-	(.27)
Total distributions	(4.38)	(7.50)	(.26)	-	-	(.27)
Net asset value, end of period	$ 35.87	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36
Total Return B, C	18.15%	17.70%	6.58%	8.92%	42.89%	(11.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.79%	.80%	.79%	.83%	.87%
Expenses net of fee waivers, if any	.80% A	.79%	.80%	.79%	.83%	.87%
Expenses net of all reductions	.79% A	.78%	.74%	.78%	.81%	.80%
Net investment income (loss)	.62% A	.57%	.48%	.08%	.03%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 93	$ 81	$ 109	$ 131	$ 141	$ 65
Portfolio turnover rate F	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period discount on debt securities and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 324,381
Unrealized depreciation	(29,907)
Net unrealized appreciation (depreciation)	$ 294,474
Cost for federal income tax purposes	$ 2,245,084

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,346,775 and $1,962,000, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Retail Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 449	$ 17
Class T	.25%	.25%	2,113	48
Class B	.75%	.25%	1,052	791
Class C	.75%	.25%	509	30
			$ 4,123	$ 886

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	19
Class B*	145
Class C*	2
$ 217

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 490.27
Class T	919.22
Class B	324.31
Class C	153.30
Fidelity Value Strategies Fund	509.25
Institutional Class	77.18
	$ 2,472

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,389	5.40%	$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $323.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	12
Fidelity Value Strategies Fund	5
$ 22

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ -	$ 106
Fidelity Value Strategies Fund	258	522
Institutional Class	159	425
Total	$ 417	$ 1,053
From net realized gain
Class A	$ 43,826	$ 65,270
Class T	103,366	188,894
Class B	27,424	52,282
Class C	12,966	24,896
Fidelity Value Strategies Fund	28,276	34,631
Institutional Class	10,152	21,249
Total	$ 226,010	$ 387,222

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	1,912	2,955	$ 59,888	$ 89,837
Reinvestment of distributions	1,416	2,133	41,941	61,932
Shares redeemed	(1,464)	(3,791)	(45,393)	(114,922)
Net increase (decrease)	1,864	1,297	$ 56,436	$ 36,847
Class T
Shares sold	2,636	3,928	$ 84,962	$ 122,243
Reinvestment of distributions	3,194	5,995	97,269	178,166
Shares redeemed	(4,268)	(11,231)	(136,188)	(350,264)
Net increase (decrease)	1,562	(1,308)	$ 46,043	$ (49,855)
Class B
Shares sold	231	353	$ 6,816	$ 10,127
Reinvestment of distributions	917	1,743	25,663	48,144
Shares redeemed	(1,160)	(2,464)	(33,915)	(71,218)
Net increase (decrease)	(12)	(368)	$ (1,436)	$ (12,947)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class C
Shares sold	299	618	$ 8,773	$ 19,031
Reinvestment of distributions	435	785	12,064	21,526
Shares redeemed	(480)	(1,382)	(14,011)	(39,384)
Net increase (decrease)	254	21	$ 6,826	$ 1,173
Fidelity Value Strategies Fund
Shares sold	15,134	2,754	$ 525,332	$ 91,248
Reinvestment of distributions	843	1,058	27,244	33,160
Shares redeemed	(1,871)	(2,305)	(64,972)	(75,400)
Net increase (decrease)	14,106	1,507	$ 487,604	$ 49,008
Institutional Class
Shares sold	325	397	$ 10,761	$ 12,888
Reinvestment of distributions	300	499	9,355	15,136
Shares redeemed	(364)	(1,512)	(11,822)	(47,804)
Net increase (decrease)	261	(616)	$ 8,294	$ (19,780)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Strategies Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell Midcap Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one-, three-, and five-year periods.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of the Retail Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Retail Class of the fund, which has lower expenses than most other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 14.6 basis points. As a result, the fund's hypothetical management fee would have been 14.6 basis points ($2.6 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

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Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SO-USAN-0707
1.786805.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Value Strategies Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,179.90	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.74
Class T
Actual	$ 1,000.00	$ 1,178.50	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,175.30	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,175.20	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,181.50	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.38
Institutional Class
Actual	$ 1,000.00	$ 1,181.50	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.33%
Class B	1.92%
Class C	1.92%
Fidelity Value Strategies Fund	.87%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.3	0.9
Constellation Energy Group, Inc.	1.3	0.8
NRG Energy, Inc.	1.0	0.8
AES Corp.	0.9	1.1
Washington Group International, Inc.	0.9	0.2
Valero Energy Corp.	0.8	0.8
Entergy Corp.	0.7	1.5
Fannie Mae	0.7	0.8
Winn-Dixie Stores, Inc.	0.7	0.0
AT&T, Inc.	0.6	0.0
	8.9
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	24.5
Information Technology	18.5	15.7
Industrials	12.1	8.4
Consumer Discretionary	12.1	13.1
Energy	9.9	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 100.3%		Stocks 100.3%
	Short-Term Investments and Net Other Assets(dagger) (0.3)%		Short-Term Investments and Net Other Assets(dagger) (0.3)%
* Foreign investments	17.6%	** Foreign investments	14.1%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (a)	21,900	$ 777
Automobiles - 0.2%
Monaco Coach Corp.	292,200	4,503
Winnebago Industries, Inc.	43,041	1,334
		5,837
Diversified Consumer Services - 0.5%
H&R Block, Inc.	488,888	11,582
Hotels, Restaurants & Leisure - 1.1%
Carrols Restaurant Group, Inc.	274,114	4,334
Cosi, Inc. (a)(e)	666,309	3,212
McCormick & Schmick's Seafood Restaurants (a)	157,500	4,434
Rare Hospitality International, Inc. (a)	292,570	8,496
Vail Resorts, Inc. (a)	130,890	7,847
		28,323
Household Durables - 2.9%
Bassett Furniture Industries, Inc.	205,608	2,950
Beazer Homes USA, Inc.	161,000	5,759
Black & Decker Corp.	40,000	3,777
Centex Corp.	190,800	9,227
Ethan Allen Interiors, Inc.	186,800	6,783
Hovnanian Enterprises, Inc. Class A	227,900	5,757
KB Home	134,300	6,163
Koninklijke Philips Electronics NV (NY Shares)	239,800	10,172
La-Z-Boy, Inc.	50,600	595
Standard Pacific Corp.	197,800	4,217
The Stanley Works	157,400	9,952
Whirlpool Corp.	58,500	6,532
		71,884
Internet & Catalog Retail - 0.4%
Liberty Media Holding Corp. - Interactive Series A (a)	369,800	8,960
Leisure Equipment & Products - 0.9%
Brunswick Corp.	313,700	10,801
Callaway Golf Co.	198,283	3,603
Eastman Kodak Co.	240,600	6,102
MarineMax, Inc. (a)	147,300	3,061
		23,567
Media - 2.3%
Cinemark Holdings, Inc. (a)	12,300	238
E.W. Scripps Co. Class A	136,500	6,227
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Getty Images, Inc. (a)	145,300	$ 7,272
Liberty Global, Inc. Class A (a)	271,149	10,412
Live Nation, Inc. (a)	318,639	7,138
R.H. Donnelley Corp.	138,200	10,771
Regal Entertainment Group Class A	269,100	6,157
Valassis Communications, Inc. (a)	469,490	8,409
		56,624
Multiline Retail - 0.9%
Retail Ventures, Inc. (a)	283,010	5,488
Sears Holdings Corp. (a)	64,300	11,575
Tuesday Morning Corp. (e)	311,500	4,342
		21,405
Specialty Retail - 2.9%
AutoZone, Inc. (a)	37,300	4,798
Build-A-Bear Workshop, Inc. (a)(e)	217,400	6,500
Christopher & Banks Corp.	353,023	6,669
Circuit City Stores, Inc.	479,500	7,706
Group 1 Automotive, Inc.	149,500	6,309
Hot Topic, Inc. (a)	422,729	4,684
Lithia Motors, Inc. Class A (sub. vtg.)	58,000	1,559
OfficeMax, Inc.	84,700	3,803
PETsMART, Inc.	244,100	8,353
Staples, Inc.	319,500	8,007
The Children's Place Retail Stores, Inc. (a)	163,200	9,214
Williams-Sonoma, Inc.	132,000	4,473
		72,075
TOTAL CONSUMER DISCRETIONARY		301,034
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	165,900	6,274
Nash-Finch Co.	215,300	10,130
Performance Food Group Co. (a)	174,597	6,198
Rite Aid Corp. (e)	1,482,600	9,370
Sysco Corp.	351,400	11,638
United Natural Foods, Inc. (a)	174,572	4,778
Winn-Dixie Stores, Inc. (a)(e)	534,700	16,736
		65,124
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.1%
Cermaq ASA (e)	166,800	$ 2,863
Chaoda Modern Agriculture (Holdings) Ltd.	6,812,000	5,915
Chiquita Brands International, Inc. (e)	236,800	4,343
Fresh Del Monte Produce, Inc.	259,082	6,303
Green Mountain Coffee Roasters, Inc. (a)(e)	92,192	6,237
Marine Harvest ASA (a)(e)	12,401,000	13,736
Nestle SA sponsored ADR	61,900	6,032
Tyson Foods, Inc. Class A	321,600	7,168
		52,597
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	259,000	3,406
Tobacco - 0.9%
Altria Group, Inc.	96,200	6,840
British American Tobacco PLC sponsored ADR	215,000	14,637
		21,477
TOTAL CONSUMER STAPLES		142,604
ENERGY - 9.9%
Energy Equipment & Services - 2.6%
Calfrac Well Services Ltd.	238,100	5,107
Cameron International Corp. (a)	94,100	6,672
CE Franklin Ltd. (a)	226,300	2,729
Expro International Group PLC	421,300	7,666
Hanover Compressor Co. (a)	165,300	4,133
Nabors Industries Ltd. (a)	241,200	8,428
National Oilwell Varco, Inc. (a)	148,500	14,026
Superior Energy Services, Inc. (a)	92,800	3,727
Transocean, Inc. (a)	62,300	6,120
Universal Compression Holdings, Inc. (a)	81,000	6,019
		64,627
Oil, Gas & Consumable Fuels - 7.3%
Aurora Oil & Gas Corp. (a)	1,238,741	2,477
Cabot Oil & Gas Corp.	368,918	14,388
Canadian Natural Resources Ltd.	167,700	11,148
Cheniere Energy Partners LP	233,500	4,696
CONSOL Energy, Inc.	158,400	7,697
Copano Energy LLC	184,513	8,074
EOG Resources, Inc.	128,100	9,851
EXCO Resources, Inc. (a)	562,624	10,167
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	384,200	$ 11,134
Noble Energy, Inc.	173,800	11,000
NuStar GP Holdings LLC	216,524	7,988
Petrohawk Energy Corp. (a)	629,730	10,265
Range Resources Corp.	21,500	833
Tesoro Corp.	105,000	6,497
Tsakos Energy Navigation Ltd.	102,300	6,576
Ultra Petroleum Corp. (a)	198,100	12,159
Valero Energy Corp.	249,300	18,603
Western Oil Sands, Inc. Class A (a)	299,300	10,565
Williams Companies, Inc.	322,000	10,227
Williams Partners LP	165,050	8,041
		182,386
TOTAL ENERGY		247,013
FINANCIALS - 18.7%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	101,800	6,398
Ares Capital Corp.	308,700	5,720
Credit Suisse Group sponsored ADR	129,100	9,803
Gluskin Sheff + Associates, Inc.	244,600	6,134
Investors Financial Services Corp.	89,400	5,500
Janus Capital Group, Inc.	228,200	6,317
Julius Baer Holding AG (Bearer)	139,040	10,581
KKR Private Equity Investors, LP	367,900	8,646
State Street Corp.	136,900	9,346
		68,445
Commercial Banks - 2.0%
Center Financial Corp., California	95,871	1,651
Commerce Bancorp, Inc.	320,759	11,073
First Community Bancorp, California	108,453	6,125
Hanmi Financial Corp.	203,252	3,551
HSBC Holdings PLC (United Kingdom) (Reg.)	331,798	6,174
Nara Bancorp, Inc.	211,863	3,403
PNC Financial Services Group, Inc.	157,500	11,624
Siam City Bank PCL NVDR	8,912,400	4,527
Wintrust Financial Corp.	56,200	2,579
		50,707
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	341,698	$ 6,031
Diversified Financial Services - 0.6%
Genesis Lease Ltd. ADR	270,500	7,601
MarketAxess Holdings, Inc. (a)	64,311	1,136
Onex Corp. (sub. vtg.)	173,200	6,143
		14,880
Insurance - 5.8%
AFLAC, Inc.	133,500	7,057
Allied World Assurance Co. Holdings Ltd.	154,900	7,847
American International Group, Inc.	145,400	10,518
American Safety Insurance Group Ltd. (a)	160,651	3,409
Axis Capital Holdings Ltd.	217,500	8,606
Endurance Specialty Holdings Ltd.	339,900	13,538
Everest Re Group Ltd.	145,800	15,634
First Mercury Financial Corp.	170,600	3,197
Hartford Financial Services Group, Inc.	60,300	6,221
IPC Holdings Ltd.	171,500	5,351
Max Capital Group Ltd.	229,134	6,510
MetLife, Inc.	141,700	9,636
National Financial Partners Corp.	154,100	7,217
Navigators Group, Inc. (a)	102,240	5,062
Principal Financial Group, Inc.	79,000	4,803
Prudential Financial, Inc.	68,700	7,009
The Chubb Corp.	98,700	5,416
United America Indemnity Ltd. Class A (a)	113,298	2,831
Universal American Financial Corp. (a)	418,406	8,883
Willis Group Holdings Ltd.	112,664	5,217
		143,962
Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc.	115,901	12,193
Annaly Capital Management, Inc.	531,700	8,209
Developers Diversified Realty Corp.	104,100	6,418
Friedman, Billings, Ramsey Group, Inc. Class A	370,900	2,326
General Growth Properties, Inc.	173,600	10,249
Health Care Property Investors, Inc.	224,500	7,334
Healthcare Realty Trust, Inc.	122,400	4,011
Highwoods Properties, Inc. (SBI)	109,400	4,796
Home Properties, Inc.	55,500	3,197
Inland Real Estate Corp.	265,900	4,786
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage, Inc.	119,700	$ 10,713
Quadra Realty Trust, Inc.	260,177	3,510
		77,742
Real Estate Management & Development - 0.5%
Move, Inc. (a)	1,663,267	6,986
The St. Joe Co. (e)	91,000	4,763
		11,749
Thrifts & Mortgage Finance - 3.7%
BankUnited Financial Corp. Class A	274,795	6,298
Countrywide Financial Corp.	255,300	9,941
Fannie Mae	270,000	17,258
FirstFed Financial Corp., Delaware (a)(e)	221,600	14,287
Hudson City Bancorp, Inc.	740,500	9,767
MGIC Investment Corp.	154,400	10,036
New York Community Bancorp, Inc.	347,800	6,080
People's United Financial, Inc.	275,480	5,562
Radian Group, Inc.	208,288	12,893
		92,122
TOTAL FINANCIALS		465,638
HEALTH CARE - 5.9%
Biotechnology - 0.7%
Amgen, Inc. (a)	197,800	11,142
Theravance, Inc. (a)	179,320	6,158
		17,300
Health Care Equipment & Supplies - 0.3%
Aspect Medical Systems, Inc. (a)	43,600	706
Becton, Dickinson & Co.	76,600	5,841
		6,547
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc.	284,811	13,446
Capital Senior Living Corp. (a)	174,500	1,940
DaVita, Inc. (a)	156,900	8,666
Emeritus Corp. (a)	239,200	8,551
Henry Schein, Inc. (a)	131,497	7,039
LHC Group, Inc. (a)	127,275	3,737
McKesson Corp.	123,400	7,790
		51,169
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	201,384	$ 4,946
IMS Health, Inc.	301,800	9,869
		14,815
Life Sciences Tools & Services - 0.1%
Advanced Magnetics, Inc. (a)	46,700	2,945
Pharmaceuticals - 2.2%
Alpharma, Inc. Class A	395,500	9,611
Barr Pharmaceuticals, Inc. (a)	165,517	8,825
BioMimetic Therapeutics, Inc.	9,000	164
Collagenex Pharmaceuticals, Inc. (a)	150,800	1,597
Endo Pharmaceuticals Holdings, Inc. (a)	353,200	12,475
Jazz Pharmaceuticals, Inc.	86,500	1,557
MGI Pharma, Inc. (a)	568,600	12,157
Nastech Pharmaceutical Co., Inc. (a)	43,500	524
Penwest Pharmaceuticals Co. (a)(e)	200,400	2,605
Xenoport, Inc. (a)	112,900	4,968
		54,483
TOTAL HEALTH CARE		147,259
INDUSTRIALS - 12.1%
Aerospace & Defense - 0.4%
General Dynamics Corp.	92,000	7,382
Ladish Co., Inc. (a)	56,435	2,505
		9,887
Air Freight & Logistics - 0.7%
Forward Air Corp.	146,730	4,990
United Parcel Service, Inc. Class B	161,600	11,630
		16,620
Airlines - 0.5%
AirTran Holdings, Inc. (a)(e)	453,555	5,620
Delta Air Lines, Inc. (a)	297,033	5,658
		11,278
Building Products - 0.1%
Trex Co., Inc. (a)(e)	171,400	3,428
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. (a)	313,212	7,833
Allied Waste Industries, Inc.	715,300	9,628
Cintas Corp.	158,600	6,084
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc.	195,389	$ 9,181
CoStar Group, Inc. (a)	34,781	1,887
On Assignment, Inc. (a)	618,646	6,743
Robert Half International, Inc.	171,700	6,034
The Brink's Co.	169,183	11,154
TRC Companies, Inc. (a)	204,018	2,701
Waste Services, Inc. (a)	311,304	3,185
		64,430
Construction & Engineering - 2.6%
Chicago Bridge & Iron Co. NV (NY Shares)	104,100	4,056
Fluor Corp.	55,300	5,757
Granite Construction, Inc.	156,800	10,739
Infrasource Services, Inc. (a)	235,700	8,532
Shaw Group, Inc. (a)	162,900	6,591
SNC-Lavalin Group, Inc.	180,100	6,654
Washington Group International, Inc. (a)	251,400	21,118
		63,447
Electrical Equipment - 0.7%
Prysmian SpA (a)	34,600	870
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	163,000	5,529
Vestas Wind Systems AS (a)	163,500	11,490
		17,889
Industrial Conglomerates - 0.8%
Siemens AG (Reg.)	90,000	11,880
Tyco International Ltd.	270,300	9,017
		20,897
Machinery - 2.0%
Albany International Corp. Class A	167,400	6,549
Bucyrus International, Inc. Class A	181,500	12,877
Dover Corp.	139,200	6,967
IDEX Corp.	6,600	249
Illinois Tool Works, Inc.	117,900	6,216
Kadant, Inc. (a)	193,078	5,763
Pentair, Inc.	138,100	5,108
Valmont Industries, Inc.	95,600	6,739
		50,468
Marine - 0.9%
Kirby Corp. (a)	125,900	5,039
Navios Maritime Holdings, Inc.	584,700	6,139
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - continued
OceanFreight, Inc. (a)	74,100	$ 1,534
Ultrapetrol (Bahamas) Ltd.	390,950	8,968
		21,680
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc. (a)	86,398	2,698
P.A.M. Transportation Services, Inc. (a)	227,974	4,186
Quality Distribution, Inc. (a)	113,157	1,139
YRC Worldwide, Inc. (a)	76,600	3,079
		11,102
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(e)	320,300	5,733
Williams Scotsman International, Inc. (a)	152,904	3,511
		9,244
TOTAL INDUSTRIALS		300,370
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 4.0%
Adtran, Inc.	336,309	9,101
Alcatel-Lucent SA sponsored ADR	736,700	10,108
Andrew Corp. (a)	463,600	6,133
Avocent Corp. (a)	381,100	10,682
Comverse Technology, Inc. (a)	301,600	6,913
Dycom Industries, Inc. (a)	322,400	9,588
EFJ, Inc. (a)	186,835	986
Finisar Corp. (a)	580,235	2,106
Harris Corp.	203,600	10,164
Juniper Networks, Inc. (a)	548,400	13,386
Packeteer, Inc. (a)	240,650	2,469
Powerwave Technologies, Inc. (a)	861,657	5,497
QUALCOMM, Inc.	200,100	8,594
RADWARE Ltd. (a)	349,015	4,597
		100,324
Computers & Peripherals - 1.9%
Dell, Inc. (a)	129,900	3,490
Diebold, Inc.	125,100	6,202
Hypercom Corp. (a)	241,600	1,462
Intermec, Inc. (a)	265,800	6,539
NCR Corp. (a)	147,200	7,900
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	160,700	$ 5,173
Seagate Technology	473,000	9,739
STEC, Inc. (a)	3,800	24
Sun Microsystems, Inc. (a)	1,338,500	6,826
		47,355
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	404,000	15,421
Arrow Electronics, Inc. (a)	231,800	9,515
Avnet, Inc. (a)	139,000	5,955
Benchmark Electronics, Inc. (a)	276,100	6,105
Itron, Inc. (a)	120,370	8,143
Molex, Inc.	293,900	8,741
Tektronix, Inc.	324,633	9,827
		63,707
Internet Software & Services - 1.2%
Omniture, Inc.	97,956	1,715
Open Text Corp. (a)	272,000	6,178
Openwave Systems, Inc. (a)	350,269	3,608
ValueClick, Inc. (a)	326,200	10,220
VeriSign, Inc. (a)	323,100	9,638
		31,359
IT Services - 3.2%
CACI International, Inc. Class A (a)	218,013	11,239
Fidelity National Information Services, Inc.	183,300	9,884
Fiserv, Inc. (a)	114,900	6,808
IXEurope PLC	1,738,200	4,440
ManTech International Corp. Class A (a)	108,300	3,463
MoneyGram International, Inc.	388,000	11,306
Perot Systems Corp. Class A (a)	90,500	1,546
Satyam Computer Services Ltd. sponsored ADR	291,800	7,394
SI International, Inc. (a)	82,800	2,612
SRA International, Inc. Class A (a)	219,600	5,576
The Western Union Co.	251,600	5,648
Unisys Corp. (a)	1,209,400	10,062
		79,978
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	773,300	11,035
AMIS Holdings, Inc. (a)	423,500	5,412
Applied Materials, Inc.	309,500	5,911
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	326,200	$ 8,406
Atmel Corp. (a)	1,726,700	9,652
FormFactor, Inc. (a)	98,300	3,910
Infineon Technologies AG sponsored ADR (a)	531,200	8,271
Integrated Device Technology, Inc. (a)	278,585	4,182
Maxim Integrated Products, Inc.	154,600	4,754
National Semiconductor Corp.	259,900	6,997
ON Semiconductor Corp. (a)	677,000	7,271
Standard Microsystems Corp. (a)	133,153	4,130
Supertex, Inc. (a)	135,980	4,559
Volterra Semiconductor Corp. (a)	36,400	572
Zoran Corp. (a)	301,416	6,068
		91,130
Software - 1.9%
Business Objects SA sponsored ADR (a)	228,100	9,377
Cadence Design Systems, Inc. (a)	518,400	11,773
EPIQ Systems, Inc. (a)	364,863	9,632
Fair Isaac Corp.	209,700	7,937
Moldflow Corp. (a)	365,871	8,093
		46,812
TOTAL INFORMATION TECHNOLOGY		460,665
MATERIALS - 6.2%
Chemicals - 3.5%
Agrium, Inc.	291,700	11,251
Airgas, Inc.	159,700	6,810
Arkema sponsored ADR (a)	97,800	6,362
Celanese Corp. Class A	401,000	14,592
Chemtura Corp.	824,000	8,973
Dyno Nobel Ltd. (a)	1,766,837	3,746
Georgia Gulf Corp. (e)	159,948	2,761
H.B. Fuller Co.	275,600	7,510
Minerals Technologies, Inc.	170,889	10,870
OMNOVA Solutions, Inc. (a)	405,550	2,275
Royal DSM NV	101,600	5,047
The Mosaic Co.	189,900	6,671
		86,868
Containers & Packaging - 0.2%
Temple-Inland, Inc.	79,500	5,009
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.2%
Compass Minerals International, Inc.	148,536	$ 5,073
European Nickel PLC (a)	1,793,600	2,095
Meridian Gold, Inc. (a)	325,600	8,352
Quanex Corp.	170,090	8,154
Reliance Steel & Aluminum Co.	222,900	13,679
Shore Gold, Inc. (a)	299,700	1,317
Titanium Metals Corp.	291,521	10,087
ZincOx Resources PLC (a)	875,400	5,963
		54,720
Paper & Forest Products - 0.3%
Norbord, Inc. (e)	155,200	1,315
Sino-Forest Corp. (a)	393,000	4,796
		6,111
TOTAL MATERIALS		152,708
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	384,480	15,894
Cincinnati Bell, Inc.	1,280,060	7,463
Qwest Communications International, Inc. (a)	1,152,100	11,855
Verizon Communications, Inc.	140,500	6,116
		41,328
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	316,200	7,225
TOTAL TELECOMMUNICATION SERVICES		48,553
UTILITIES - 9.2%
Electric Utilities - 3.5%
DPL, Inc.	233,750	7,132
E.ON AG	78,300	12,882
Entergy Corp.	164,100	18,527
Exelon Corp.	102,900	8,026
PPL Corp.	687,300	31,585
Reliant Energy, Inc. (a)	336,800	8,629
		86,781
Gas Utilities - 0.6%
Equitable Resources, Inc.	279,200	14,524
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 4.2%
AES Corp. (a)	972,400	$ 23,075
Clipper Windpower PLC (a)	527,100	9,581
Constellation Energy Group, Inc.	338,789	31,091
Mirant Corp. (a)	331,000	15,358
NRG Energy, Inc.	283,912	24,953
		104,058
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	128,300	11,411
Sempra Energy	189,200	11,602
		23,013
TOTAL UTILITIES		228,376
TOTAL COMMON STOCKS (Cost $2,197,692)		2,494,220
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (d) (Cost $362)	$ 12,940	906
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	5,142,040	5,142
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	39,289,903	39,290
TOTAL MONEY MARKET FUNDS (Cost $44,432)		44,432
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,242,486)		2,539,558
NET OTHER ASSETS - (2.1)%		(52,963)
NET ASSETS - 100%		$ 2,486,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 327
Fidelity Securities Lending Cash Central Fund	323
Total	$ 650
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.4%
Canada	3.8%
Bermuda	3.2%
United Kingdom	2.5%
Germany	1.3%
Netherlands	1.1%
France	1.1%
Switzerland	1.0%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,111) - See accompanying schedule: Unaffiliated issuers (cost $2,198,054)	$ 2,495,126
Fidelity Central Funds (cost $44,432)	44,432
Total Investments (cost $2,242,486)		$ 2,539,558
Cash		104
Receivable for investments sold		32,388
Receivable for fund shares sold		9,246
Dividends receivable		2,099
Distributions receivable from Fidelity Central Funds		149
Prepaid expenses		5
Other receivables		18
Total assets		2,583,567

Liabilities
Payable to custodian bank	$ 285
Payable for investments purchased	49,309
Payable for fund shares redeemed	5,676
Accrued management fee	1,120
Distribution fees payable	722
Other affiliated payables	508
Other payables and accrued expenses	62
Collateral on securities loaned, at value	39,290
Total liabilities		96,972

Net Assets		$ 2,486,595
Net Assets consist of:
Paid in capital		$ 1,985,606
Accumulated net investment loss		(113)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		204,031
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,071
Net Assets		$ 2,486,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($407,389 ÷ 11,986.1 shares)	$ 33.99

Maximum offering price per share (100/94.25 of $33.99)	$ 36.06
Class T: Net Asset Value and redemption price per share ($909,660 ÷ 26,048.1 shares)	$ 34.92

Maximum offering price per share (100/96.50 of $34.92)	$ 36.19
Class B: Net Asset Value and offering price price per share ($217,445 ÷ 6,800.3 shares)A	$ 31.98

Class C: Net Asset Value and offering price price per share ($109,635 ÷ 3,457.3 shares)A	$ 31.71

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($749,323 ÷ 20,155.1 shares)	$ 37.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($93,143 ÷ 2,596.4 shares)	$ 35.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,431
Interest		28
Income from Fidelity Central Funds		650
Total income		14,109

Expenses
Management fee	$ 5,605
Transfer agent fees	2,472
Distribution fees	4,123
Accounting and security lending fees	311
Custodian fees and expenses	58
Independent trustees' compensation	3
Registration fees	135
Audit	35
Legal	13
Interest	10
Miscellaneous	7
Total expenses before reductions	12,772
Expense reductions	(148)	12,624
Net investment income (loss)		1,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,213
Foreign currency transactions	410
Total net realized gain (loss)		208,623
Change in net unrealized appreciation (depreciation) on: Investment securities	129,065
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		129,069
Net gain (loss)		337,692
Net increase (decrease) in net assets resulting from operations		$ 339,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,485	$ 32
Net realized gain (loss)	208,623	264,719
Change in net unrealized appreciation (depreciation)	129,069	14,826
Net increase (decrease) in net assets resulting from operations	339,177	279,577
Distributions to shareholders from net investment income	(417)	(1,053)
Distributions to shareholders from net realized gain	(226,010)	(387,222)
Total distributions	(226,427)	(388,275)
Share transactions - net increase (decrease)	603,767	4,446
Total increase (decrease) in net assets	716,517	(104,252)

Net Assets
Beginning of period	1,770,078	1,874,330
End of period (including accumulated net investment loss of $113 and accumulated net investment loss of $1,181, respectively)	$ 2,486,595	$ 1,770,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77
Income from Investment Operations
Net investment income (loss) E	.04	.06	.03	(.10)	(.08)	.02
Net realized and unrealized gain (loss)	5.19	4.94	2.04	2.73	9.29	(2.82)
Total from investment operations	5.23	5.00	2.07	2.63	9.21	(2.80)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(4.27)	(7.35)	(.26)	-	-	(.23)
Total distributions	(4.27)	(7.36)	(.26)	-	-	(.23)
Net asset value, end of period	$ 33.99	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74
Total Return B, C, D	17.99%	17.23%	6.19%	8.50%	42.36%	(11.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.17%	1.19%	1.18%	1.21%	1.24%
Expenses net of fee waivers, if any	1.14% A	1.17%	1.19%	1.18%	1.21%	1.24%
Expenses net of all reductions	1.12% A	1.16%	1.13%	1.17%	1.18%	1.17%
Net investment income (loss)	.28% A	.20%	.09%	(.30)%	(.35)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 407	$ 334	$ 312	$ 299	$ 238	$ 129
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36
Income from Investment Operations
Net investment income (loss) E	.01	- I	(.03)	(.16)	(.13)	(.03)
Net realized and unrealized gain (loss)	5.33	5.06	2.07	2.79	9.50	(2.90)
Total from investment operations	5.34	5.06	2.04	2.63	9.37	(2.93)
Distributions from net realized gain	(4.19)	(7.35)	(.26)	-	-	(.15)
Net asset value, end of period	$ 34.92	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28
Total Return B, C, D	17.85%	17.03%	5.97%	8.31%	42.06%	(11.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.37%	1.38%	1.41%	1.42%
Expenses net of fee waivers, if any	1.33% A	1.35%	1.37%	1.38%	1.41%	1.42%
Expenses net of all reductions	1.32% A	1.34%	1.32%	1.36%	1.38%	1.35%
Net investment income (loss)	.09% A	.01%	(.10)%	(.50)%	(.54)%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 910	$ 827	$ 930	$ 1,107	$ 1,127	$ 710
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.23)	(.35)	(.27)	(.16)
Net realized and unrealized gain (loss)	4.88	4.69	1.96	2.65	9.09	(2.80)
Total from investment operations	4.81	4.51	1.73	2.30	8.82	(2.96)
Distributions from net realized gain	(4.00)	(7.35)	(.26)	-	-	(.07)
Net asset value, end of period	$ 31.98	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42
Total Return B, C, D	17.53%	16.29%	5.33%	7.61%	41.18%	(12.16)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.97%	1.98%	2.02%	2.04%	2.03%
Expenses net of fee waivers, if any	1.92% A	1.97%	1.98%	2.02%	2.04%	2.03%
Expenses net of all reductions	1.91% A	1.96%	1.93%	2.00%	2.01%	1.97%
Net investment income (loss)	(.51)% A	(.61)%	(.71)%	(1.14)%	(1.17)%	(.73)%
Supplemental Data
Net assets, end of period (in millions)	$ 217	$ 212	$ 244	$ 301	$ 290	$ 196
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.23)	(.33)	(.26)	(.15)
Net realized and unrealized gain (loss)	4.84	4.65	1.95	2.63	9.04	(2.78)
Total from investment operations	4.77	4.48	1.72	2.30	8.78	(2.93)
Distributions from net realized gain	(4.02)	(7.35)	(.26)	-	-	(.25)
Net asset value, end of period	$ 31.71	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29
Total Return B, C, D	17.52%	16.30%	5.33%	7.65%	41.24%	(12.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.95%	1.98%	1.97%	1.99%	2.01%
Expenses net of fee waivers, if any	1.92% A	1.95%	1.98%	1.97%	1.99%	2.01%
Expenses net of all reductions	1.90% A	1.94%	1.93%	1.96%	1.97%	1.94%
Net investment income (loss)	(.50)% A	(.59)%	(.71)%	(1.10)%	(1.13)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 99	$ 108	$ 136	$ 106	$ 53
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05
Income from Investment Operations
Net investment income (loss) D	.10	.14	.14	- H	.02	.12
Net realized and unrealized gain (loss)	5.66	5.34	2.16	2.90	9.84	(2.96)
Total from investment operations	5.76	5.48	2.30	2.90	9.86	(2.84)
Distributions from net investment income	(.04)	(.11)	-	-	-	-
Distributions from net realized gain	(4.31)	(7.35)	(.26)	-	-	(.26)
Total distributions	(4.35)	(7.46)	(.26)	-	-	(.26)
Net asset value, end of period	$ 37.18	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95
Total Return B, C	18.15%	17.52%	6.46%	8.84%	42.96%	(11.06)%
Ratios to Average Net Assets E,G
Expenses before reductions	.87% A	.93%	.89%	.87%	.79%	.80%
Expenses net of fee waivers, if any	.87% A	.93%	.89%	.87%	.79%	.80%
Expenses net of all reductions	.85% A	.91%	.83%	.86%	.76%	.73%
Net investment income (loss)	.55% A	.44%	.39%	.00%	.08%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 749	$ 216	$ 171	$ 185	$ 22	$ 16
Portfolio turnover rate F	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42
Income from Investment Operations
Net investment income (loss) D	.10	.18	.17	.03	.01	.10
Net realized and unrealized gain (loss)	5.46	5.19	2.11	2.82	9.58	(2.89)
Total from investment operations	5.56	5.37	2.28	2.85	9.59	(2.79)
Distributions from net investment income	(.07)	(.15)	-	-	-	-
Distributions from net realized gain	(4.31)	(7.35)	(.26)	-	-	(.27)
Total distributions	(4.38)	(7.50)	(.26)	-	-	(.27)
Net asset value, end of period	$ 35.87	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36
Total Return B, C	18.15%	17.70%	6.58%	8.92%	42.89%	(11.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.79%	.80%	.79%	.83%	.87%
Expenses net of fee waivers, if any	.80% A	.79%	.80%	.79%	.83%	.87%
Expenses net of all reductions	.79% A	.78%	.74%	.78%	.81%	.80%
Net investment income (loss)	.62% A	.57%	.48%	.08%	.03%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 93	$ 81	$ 109	$ 131	$ 141	$ 65
Portfolio turnover rate F	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period discount on debt securities and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 324,381
Unrealized depreciation	(29,907)
Net unrealized appreciation (depreciation)	$ 294,474
Cost for federal income tax purposes	$ 2,245,084

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,346,775 and $1,962,000, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Retail Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 449	$ 17
Class T	.25%	.25%	2,113	48
Class B	.75%	.25%	1,052	791
Class C	.75%	.25%	509	30
			$ 4,123	$ 886

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	19
Class B*	145
Class C*	2
$ 217

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 490.27
Class T	919.22
Class B	324.31
Class C	153.30
Fidelity Value Strategies Fund	509.25
Institutional Class	77.18
	$ 2,472

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,389	5.40%	$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $323.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	12
Fidelity Value Strategies Fund	5
$ 22

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ -	$ 106
Fidelity Value Strategies Fund	258	522
Institutional Class	159	425
Total	$ 417	$ 1,053
From net realized gain
Class A	$ 43,826	$ 65,270
Class T	103,366	188,894
Class B	27,424	52,282
Class C	12,966	24,896
Fidelity Value Strategies Fund	28,276	34,631
Institutional Class	10,152	21,249
Total	$ 226,010	$ 387,222

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	1,912	2,955	$ 59,888	$ 89,837
Reinvestment of distributions	1,416	2,133	41,941	61,932
Shares redeemed	(1,464)	(3,791)	(45,393)	(114,922)
Net increase (decrease)	1,864	1,297	$ 56,436	$ 36,847
Class T
Shares sold	2,636	3,928	$ 84,962	$ 122,243
Reinvestment of distributions	3,194	5,995	97,269	178,166
Shares redeemed	(4,268)	(11,231)	(136,188)	(350,264)
Net increase (decrease)	1,562	(1,308)	$ 46,043	$ (49,855)
Class B
Shares sold	231	353	$ 6,816	$ 10,127
Reinvestment of distributions	917	1,743	25,663	48,144
Shares redeemed	(1,160)	(2,464)	(33,915)	(71,218)
Net increase (decrease)	(12)	(368)	$ (1,436)	$ (12,947)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class C
Shares sold	299	618	$ 8,773	$ 19,031
Reinvestment of distributions	435	785	12,064	21,526
Shares redeemed	(480)	(1,382)	(14,011)	(39,384)
Net increase (decrease)	254	21	$ 6,826	$ 1,173
Fidelity Value Strategies Fund
Shares sold	15,134	2,754	$ 525,332	$ 91,248
Reinvestment of distributions	843	1,058	27,244	33,160
Shares redeemed	(1,871)	(2,305)	(64,972)	(75,400)
Net increase (decrease)	14,106	1,507	$ 487,604	$ 49,008
Institutional Class
Shares sold	325	397	$ 10,761	$ 12,888
Reinvestment of distributions	300	499	9,355	15,136
Shares redeemed	(364)	(1,512)	(11,822)	(47,804)
Net increase (decrease)	261	(616)	$ 8,294	$ (19,780)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Strategies Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell Midcap Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one-, three-, and five-year periods.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of the Retail Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Retail Class of the fund, which has lower expenses than most other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 14.6 basis points. As a result, the fund's hypothetical management fee would have been 14.6 basis points ($2.6 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ISO-USAN-0707
1.786806.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity

Value Strategies Fund

(A Class of Fidelity® Advisor Value
Strategies Fund)

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity Value Strategies Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,179.90	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.74
Class T
Actual	$ 1,000.00	$ 1,178.50	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,175.30	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,175.20	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,181.50	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.38
Institutional Class
Actual	$ 1,000.00	$ 1,181.50	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.33%
Class B	1.92%
Class C	1.92%
Fidelity Value Strategies Fund	.87%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.3	0.9
Constellation Energy Group, Inc.	1.3	0.8
NRG Energy, Inc.	1.0	0.8
AES Corp.	0.9	1.1
Washington Group International, Inc.	0.9	0.2
Valero Energy Corp.	0.8	0.8
Entergy Corp.	0.7	1.5
Fannie Mae	0.7	0.8
Winn-Dixie Stores, Inc.	0.7	0.0
AT&T, Inc.	0.6	0.0
	8.9
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	24.5
Information Technology	18.5	15.7
Industrials	12.1	8.4
Consumer Discretionary	12.1	13.1
Energy	9.9	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 100.3%		Stocks 100.3%
	Short-Term Investments and Net Other Assets(dagger) (0.3)%		Short-Term Investments and Net Other Assets(dagger) (0.3)%
* Foreign investments	17.6%	** Foreign investments	14.1%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (a)	21,900	$ 777
Automobiles - 0.2%
Monaco Coach Corp.	292,200	4,503
Winnebago Industries, Inc.	43,041	1,334
		5,837
Diversified Consumer Services - 0.5%
H&R Block, Inc.	488,888	11,582
Hotels, Restaurants & Leisure - 1.1%
Carrols Restaurant Group, Inc.	274,114	4,334
Cosi, Inc. (a)(e)	666,309	3,212
McCormick & Schmick's Seafood Restaurants (a)	157,500	4,434
Rare Hospitality International, Inc. (a)	292,570	8,496
Vail Resorts, Inc. (a)	130,890	7,847
		28,323
Household Durables - 2.9%
Bassett Furniture Industries, Inc.	205,608	2,950
Beazer Homes USA, Inc.	161,000	5,759
Black & Decker Corp.	40,000	3,777
Centex Corp.	190,800	9,227
Ethan Allen Interiors, Inc.	186,800	6,783
Hovnanian Enterprises, Inc. Class A	227,900	5,757
KB Home	134,300	6,163
Koninklijke Philips Electronics NV (NY Shares)	239,800	10,172
La-Z-Boy, Inc.	50,600	595
Standard Pacific Corp.	197,800	4,217
The Stanley Works	157,400	9,952
Whirlpool Corp.	58,500	6,532
		71,884
Internet & Catalog Retail - 0.4%
Liberty Media Holding Corp. - Interactive Series A (a)	369,800	8,960
Leisure Equipment & Products - 0.9%
Brunswick Corp.	313,700	10,801
Callaway Golf Co.	198,283	3,603
Eastman Kodak Co.	240,600	6,102
MarineMax, Inc. (a)	147,300	3,061
		23,567
Media - 2.3%
Cinemark Holdings, Inc. (a)	12,300	238
E.W. Scripps Co. Class A	136,500	6,227
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Getty Images, Inc. (a)	145,300	$ 7,272
Liberty Global, Inc. Class A (a)	271,149	10,412
Live Nation, Inc. (a)	318,639	7,138
R.H. Donnelley Corp.	138,200	10,771
Regal Entertainment Group Class A	269,100	6,157
Valassis Communications, Inc. (a)	469,490	8,409
		56,624
Multiline Retail - 0.9%
Retail Ventures, Inc. (a)	283,010	5,488
Sears Holdings Corp. (a)	64,300	11,575
Tuesday Morning Corp. (e)	311,500	4,342
		21,405
Specialty Retail - 2.9%
AutoZone, Inc. (a)	37,300	4,798
Build-A-Bear Workshop, Inc. (a)(e)	217,400	6,500
Christopher & Banks Corp.	353,023	6,669
Circuit City Stores, Inc.	479,500	7,706
Group 1 Automotive, Inc.	149,500	6,309
Hot Topic, Inc. (a)	422,729	4,684
Lithia Motors, Inc. Class A (sub. vtg.)	58,000	1,559
OfficeMax, Inc.	84,700	3,803
PETsMART, Inc.	244,100	8,353
Staples, Inc.	319,500	8,007
The Children's Place Retail Stores, Inc. (a)	163,200	9,214
Williams-Sonoma, Inc.	132,000	4,473
		72,075
TOTAL CONSUMER DISCRETIONARY		301,034
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	165,900	6,274
Nash-Finch Co.	215,300	10,130
Performance Food Group Co. (a)	174,597	6,198
Rite Aid Corp. (e)	1,482,600	9,370
Sysco Corp.	351,400	11,638
United Natural Foods, Inc. (a)	174,572	4,778
Winn-Dixie Stores, Inc. (a)(e)	534,700	16,736
		65,124
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.1%
Cermaq ASA (e)	166,800	$ 2,863
Chaoda Modern Agriculture (Holdings) Ltd.	6,812,000	5,915
Chiquita Brands International, Inc. (e)	236,800	4,343
Fresh Del Monte Produce, Inc.	259,082	6,303
Green Mountain Coffee Roasters, Inc. (a)(e)	92,192	6,237
Marine Harvest ASA (a)(e)	12,401,000	13,736
Nestle SA sponsored ADR	61,900	6,032
Tyson Foods, Inc. Class A	321,600	7,168
		52,597
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	259,000	3,406
Tobacco - 0.9%
Altria Group, Inc.	96,200	6,840
British American Tobacco PLC sponsored ADR	215,000	14,637
		21,477
TOTAL CONSUMER STAPLES		142,604
ENERGY - 9.9%
Energy Equipment & Services - 2.6%
Calfrac Well Services Ltd.	238,100	5,107
Cameron International Corp. (a)	94,100	6,672
CE Franklin Ltd. (a)	226,300	2,729
Expro International Group PLC	421,300	7,666
Hanover Compressor Co. (a)	165,300	4,133
Nabors Industries Ltd. (a)	241,200	8,428
National Oilwell Varco, Inc. (a)	148,500	14,026
Superior Energy Services, Inc. (a)	92,800	3,727
Transocean, Inc. (a)	62,300	6,120
Universal Compression Holdings, Inc. (a)	81,000	6,019
		64,627
Oil, Gas & Consumable Fuels - 7.3%
Aurora Oil & Gas Corp. (a)	1,238,741	2,477
Cabot Oil & Gas Corp.	368,918	14,388
Canadian Natural Resources Ltd.	167,700	11,148
Cheniere Energy Partners LP	233,500	4,696
CONSOL Energy, Inc.	158,400	7,697
Copano Energy LLC	184,513	8,074
EOG Resources, Inc.	128,100	9,851
EXCO Resources, Inc. (a)	562,624	10,167
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	384,200	$ 11,134
Noble Energy, Inc.	173,800	11,000
NuStar GP Holdings LLC	216,524	7,988
Petrohawk Energy Corp. (a)	629,730	10,265
Range Resources Corp.	21,500	833
Tesoro Corp.	105,000	6,497
Tsakos Energy Navigation Ltd.	102,300	6,576
Ultra Petroleum Corp. (a)	198,100	12,159
Valero Energy Corp.	249,300	18,603
Western Oil Sands, Inc. Class A (a)	299,300	10,565
Williams Companies, Inc.	322,000	10,227
Williams Partners LP	165,050	8,041
		182,386
TOTAL ENERGY		247,013
FINANCIALS - 18.7%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	101,800	6,398
Ares Capital Corp.	308,700	5,720
Credit Suisse Group sponsored ADR	129,100	9,803
Gluskin Sheff + Associates, Inc.	244,600	6,134
Investors Financial Services Corp.	89,400	5,500
Janus Capital Group, Inc.	228,200	6,317
Julius Baer Holding AG (Bearer)	139,040	10,581
KKR Private Equity Investors, LP	367,900	8,646
State Street Corp.	136,900	9,346
		68,445
Commercial Banks - 2.0%
Center Financial Corp., California	95,871	1,651
Commerce Bancorp, Inc.	320,759	11,073
First Community Bancorp, California	108,453	6,125
Hanmi Financial Corp.	203,252	3,551
HSBC Holdings PLC (United Kingdom) (Reg.)	331,798	6,174
Nara Bancorp, Inc.	211,863	3,403
PNC Financial Services Group, Inc.	157,500	11,624
Siam City Bank PCL NVDR	8,912,400	4,527
Wintrust Financial Corp.	56,200	2,579
		50,707
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	341,698	$ 6,031
Diversified Financial Services - 0.6%
Genesis Lease Ltd. ADR	270,500	7,601
MarketAxess Holdings, Inc. (a)	64,311	1,136
Onex Corp. (sub. vtg.)	173,200	6,143
		14,880
Insurance - 5.8%
AFLAC, Inc.	133,500	7,057
Allied World Assurance Co. Holdings Ltd.	154,900	7,847
American International Group, Inc.	145,400	10,518
American Safety Insurance Group Ltd. (a)	160,651	3,409
Axis Capital Holdings Ltd.	217,500	8,606
Endurance Specialty Holdings Ltd.	339,900	13,538
Everest Re Group Ltd.	145,800	15,634
First Mercury Financial Corp.	170,600	3,197
Hartford Financial Services Group, Inc.	60,300	6,221
IPC Holdings Ltd.	171,500	5,351
Max Capital Group Ltd.	229,134	6,510
MetLife, Inc.	141,700	9,636
National Financial Partners Corp.	154,100	7,217
Navigators Group, Inc. (a)	102,240	5,062
Principal Financial Group, Inc.	79,000	4,803
Prudential Financial, Inc.	68,700	7,009
The Chubb Corp.	98,700	5,416
United America Indemnity Ltd. Class A (a)	113,298	2,831
Universal American Financial Corp. (a)	418,406	8,883
Willis Group Holdings Ltd.	112,664	5,217
		143,962
Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc.	115,901	12,193
Annaly Capital Management, Inc.	531,700	8,209
Developers Diversified Realty Corp.	104,100	6,418
Friedman, Billings, Ramsey Group, Inc. Class A	370,900	2,326
General Growth Properties, Inc.	173,600	10,249
Health Care Property Investors, Inc.	224,500	7,334
Healthcare Realty Trust, Inc.	122,400	4,011
Highwoods Properties, Inc. (SBI)	109,400	4,796
Home Properties, Inc.	55,500	3,197
Inland Real Estate Corp.	265,900	4,786
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage, Inc.	119,700	$ 10,713
Quadra Realty Trust, Inc.	260,177	3,510
		77,742
Real Estate Management & Development - 0.5%
Move, Inc. (a)	1,663,267	6,986
The St. Joe Co. (e)	91,000	4,763
		11,749
Thrifts & Mortgage Finance - 3.7%
BankUnited Financial Corp. Class A	274,795	6,298
Countrywide Financial Corp.	255,300	9,941
Fannie Mae	270,000	17,258
FirstFed Financial Corp., Delaware (a)(e)	221,600	14,287
Hudson City Bancorp, Inc.	740,500	9,767
MGIC Investment Corp.	154,400	10,036
New York Community Bancorp, Inc.	347,800	6,080
People's United Financial, Inc.	275,480	5,562
Radian Group, Inc.	208,288	12,893
		92,122
TOTAL FINANCIALS		465,638
HEALTH CARE - 5.9%
Biotechnology - 0.7%
Amgen, Inc. (a)	197,800	11,142
Theravance, Inc. (a)	179,320	6,158
		17,300
Health Care Equipment & Supplies - 0.3%
Aspect Medical Systems, Inc. (a)	43,600	706
Becton, Dickinson & Co.	76,600	5,841
		6,547
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc.	284,811	13,446
Capital Senior Living Corp. (a)	174,500	1,940
DaVita, Inc. (a)	156,900	8,666
Emeritus Corp. (a)	239,200	8,551
Henry Schein, Inc. (a)	131,497	7,039
LHC Group, Inc. (a)	127,275	3,737
McKesson Corp.	123,400	7,790
		51,169
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	201,384	$ 4,946
IMS Health, Inc.	301,800	9,869
		14,815
Life Sciences Tools & Services - 0.1%
Advanced Magnetics, Inc. (a)	46,700	2,945
Pharmaceuticals - 2.2%
Alpharma, Inc. Class A	395,500	9,611
Barr Pharmaceuticals, Inc. (a)	165,517	8,825
BioMimetic Therapeutics, Inc.	9,000	164
Collagenex Pharmaceuticals, Inc. (a)	150,800	1,597
Endo Pharmaceuticals Holdings, Inc. (a)	353,200	12,475
Jazz Pharmaceuticals, Inc.	86,500	1,557
MGI Pharma, Inc. (a)	568,600	12,157
Nastech Pharmaceutical Co., Inc. (a)	43,500	524
Penwest Pharmaceuticals Co. (a)(e)	200,400	2,605
Xenoport, Inc. (a)	112,900	4,968
		54,483
TOTAL HEALTH CARE		147,259
INDUSTRIALS - 12.1%
Aerospace & Defense - 0.4%
General Dynamics Corp.	92,000	7,382
Ladish Co., Inc. (a)	56,435	2,505
		9,887
Air Freight & Logistics - 0.7%
Forward Air Corp.	146,730	4,990
United Parcel Service, Inc. Class B	161,600	11,630
		16,620
Airlines - 0.5%
AirTran Holdings, Inc. (a)(e)	453,555	5,620
Delta Air Lines, Inc. (a)	297,033	5,658
		11,278
Building Products - 0.1%
Trex Co., Inc. (a)(e)	171,400	3,428
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. (a)	313,212	7,833
Allied Waste Industries, Inc.	715,300	9,628
Cintas Corp.	158,600	6,084
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc.	195,389	$ 9,181
CoStar Group, Inc. (a)	34,781	1,887
On Assignment, Inc. (a)	618,646	6,743
Robert Half International, Inc.	171,700	6,034
The Brink's Co.	169,183	11,154
TRC Companies, Inc. (a)	204,018	2,701
Waste Services, Inc. (a)	311,304	3,185
		64,430
Construction & Engineering - 2.6%
Chicago Bridge & Iron Co. NV (NY Shares)	104,100	4,056
Fluor Corp.	55,300	5,757
Granite Construction, Inc.	156,800	10,739
Infrasource Services, Inc. (a)	235,700	8,532
Shaw Group, Inc. (a)	162,900	6,591
SNC-Lavalin Group, Inc.	180,100	6,654
Washington Group International, Inc. (a)	251,400	21,118
		63,447
Electrical Equipment - 0.7%
Prysmian SpA (a)	34,600	870
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	163,000	5,529
Vestas Wind Systems AS (a)	163,500	11,490
		17,889
Industrial Conglomerates - 0.8%
Siemens AG (Reg.)	90,000	11,880
Tyco International Ltd.	270,300	9,017
		20,897
Machinery - 2.0%
Albany International Corp. Class A	167,400	6,549
Bucyrus International, Inc. Class A	181,500	12,877
Dover Corp.	139,200	6,967
IDEX Corp.	6,600	249
Illinois Tool Works, Inc.	117,900	6,216
Kadant, Inc. (a)	193,078	5,763
Pentair, Inc.	138,100	5,108
Valmont Industries, Inc.	95,600	6,739
		50,468
Marine - 0.9%
Kirby Corp. (a)	125,900	5,039
Navios Maritime Holdings, Inc.	584,700	6,139
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - continued
OceanFreight, Inc. (a)	74,100	$ 1,534
Ultrapetrol (Bahamas) Ltd.	390,950	8,968
		21,680
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc. (a)	86,398	2,698
P.A.M. Transportation Services, Inc. (a)	227,974	4,186
Quality Distribution, Inc. (a)	113,157	1,139
YRC Worldwide, Inc. (a)	76,600	3,079
		11,102
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(e)	320,300	5,733
Williams Scotsman International, Inc. (a)	152,904	3,511
		9,244
TOTAL INDUSTRIALS		300,370
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 4.0%
Adtran, Inc.	336,309	9,101
Alcatel-Lucent SA sponsored ADR	736,700	10,108
Andrew Corp. (a)	463,600	6,133
Avocent Corp. (a)	381,100	10,682
Comverse Technology, Inc. (a)	301,600	6,913
Dycom Industries, Inc. (a)	322,400	9,588
EFJ, Inc. (a)	186,835	986
Finisar Corp. (a)	580,235	2,106
Harris Corp.	203,600	10,164
Juniper Networks, Inc. (a)	548,400	13,386
Packeteer, Inc. (a)	240,650	2,469
Powerwave Technologies, Inc. (a)	861,657	5,497
QUALCOMM, Inc.	200,100	8,594
RADWARE Ltd. (a)	349,015	4,597
		100,324
Computers & Peripherals - 1.9%
Dell, Inc. (a)	129,900	3,490
Diebold, Inc.	125,100	6,202
Hypercom Corp. (a)	241,600	1,462
Intermec, Inc. (a)	265,800	6,539
NCR Corp. (a)	147,200	7,900
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	160,700	$ 5,173
Seagate Technology	473,000	9,739
STEC, Inc. (a)	3,800	24
Sun Microsystems, Inc. (a)	1,338,500	6,826
		47,355
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	404,000	15,421
Arrow Electronics, Inc. (a)	231,800	9,515
Avnet, Inc. (a)	139,000	5,955
Benchmark Electronics, Inc. (a)	276,100	6,105
Itron, Inc. (a)	120,370	8,143
Molex, Inc.	293,900	8,741
Tektronix, Inc.	324,633	9,827
		63,707
Internet Software & Services - 1.2%
Omniture, Inc.	97,956	1,715
Open Text Corp. (a)	272,000	6,178
Openwave Systems, Inc. (a)	350,269	3,608
ValueClick, Inc. (a)	326,200	10,220
VeriSign, Inc. (a)	323,100	9,638
		31,359
IT Services - 3.2%
CACI International, Inc. Class A (a)	218,013	11,239
Fidelity National Information Services, Inc.	183,300	9,884
Fiserv, Inc. (a)	114,900	6,808
IXEurope PLC	1,738,200	4,440
ManTech International Corp. Class A (a)	108,300	3,463
MoneyGram International, Inc.	388,000	11,306
Perot Systems Corp. Class A (a)	90,500	1,546
Satyam Computer Services Ltd. sponsored ADR	291,800	7,394
SI International, Inc. (a)	82,800	2,612
SRA International, Inc. Class A (a)	219,600	5,576
The Western Union Co.	251,600	5,648
Unisys Corp. (a)	1,209,400	10,062
		79,978
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	773,300	11,035
AMIS Holdings, Inc. (a)	423,500	5,412
Applied Materials, Inc.	309,500	5,911
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	326,200	$ 8,406
Atmel Corp. (a)	1,726,700	9,652
FormFactor, Inc. (a)	98,300	3,910
Infineon Technologies AG sponsored ADR (a)	531,200	8,271
Integrated Device Technology, Inc. (a)	278,585	4,182
Maxim Integrated Products, Inc.	154,600	4,754
National Semiconductor Corp.	259,900	6,997
ON Semiconductor Corp. (a)	677,000	7,271
Standard Microsystems Corp. (a)	133,153	4,130
Supertex, Inc. (a)	135,980	4,559
Volterra Semiconductor Corp. (a)	36,400	572
Zoran Corp. (a)	301,416	6,068
		91,130
Software - 1.9%
Business Objects SA sponsored ADR (a)	228,100	9,377
Cadence Design Systems, Inc. (a)	518,400	11,773
EPIQ Systems, Inc. (a)	364,863	9,632
Fair Isaac Corp.	209,700	7,937
Moldflow Corp. (a)	365,871	8,093
		46,812
TOTAL INFORMATION TECHNOLOGY		460,665
MATERIALS - 6.2%
Chemicals - 3.5%
Agrium, Inc.	291,700	11,251
Airgas, Inc.	159,700	6,810
Arkema sponsored ADR (a)	97,800	6,362
Celanese Corp. Class A	401,000	14,592
Chemtura Corp.	824,000	8,973
Dyno Nobel Ltd. (a)	1,766,837	3,746
Georgia Gulf Corp. (e)	159,948	2,761
H.B. Fuller Co.	275,600	7,510
Minerals Technologies, Inc.	170,889	10,870
OMNOVA Solutions, Inc. (a)	405,550	2,275
Royal DSM NV	101,600	5,047
The Mosaic Co.	189,900	6,671
		86,868
Containers & Packaging - 0.2%
Temple-Inland, Inc.	79,500	5,009
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.2%
Compass Minerals International, Inc.	148,536	$ 5,073
European Nickel PLC (a)	1,793,600	2,095
Meridian Gold, Inc. (a)	325,600	8,352
Quanex Corp.	170,090	8,154
Reliance Steel & Aluminum Co.	222,900	13,679
Shore Gold, Inc. (a)	299,700	1,317
Titanium Metals Corp.	291,521	10,087
ZincOx Resources PLC (a)	875,400	5,963
		54,720
Paper & Forest Products - 0.3%
Norbord, Inc. (e)	155,200	1,315
Sino-Forest Corp. (a)	393,000	4,796
		6,111
TOTAL MATERIALS		152,708
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	384,480	15,894
Cincinnati Bell, Inc.	1,280,060	7,463
Qwest Communications International, Inc. (a)	1,152,100	11,855
Verizon Communications, Inc.	140,500	6,116
		41,328
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	316,200	7,225
TOTAL TELECOMMUNICATION SERVICES		48,553
UTILITIES - 9.2%
Electric Utilities - 3.5%
DPL, Inc.	233,750	7,132
E.ON AG	78,300	12,882
Entergy Corp.	164,100	18,527
Exelon Corp.	102,900	8,026
PPL Corp.	687,300	31,585
Reliant Energy, Inc. (a)	336,800	8,629
		86,781
Gas Utilities - 0.6%
Equitable Resources, Inc.	279,200	14,524
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 4.2%
AES Corp. (a)	972,400	$ 23,075
Clipper Windpower PLC (a)	527,100	9,581
Constellation Energy Group, Inc.	338,789	31,091
Mirant Corp. (a)	331,000	15,358
NRG Energy, Inc.	283,912	24,953
		104,058
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	128,300	11,411
Sempra Energy	189,200	11,602
		23,013
TOTAL UTILITIES		228,376
TOTAL COMMON STOCKS (Cost $2,197,692)		2,494,220
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (d) (Cost $362)	$ 12,940	906
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	5,142,040	5,142
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	39,289,903	39,290
TOTAL MONEY MARKET FUNDS (Cost $44,432)		44,432
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,242,486)		2,539,558
NET OTHER ASSETS - (2.1)%		(52,963)
NET ASSETS - 100%		$ 2,486,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 327
Fidelity Securities Lending Cash Central Fund	323
Total	$ 650
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.4%
Canada	3.8%
Bermuda	3.2%
United Kingdom	2.5%
Germany	1.3%
Netherlands	1.1%
France	1.1%
Switzerland	1.0%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,111) - See accompanying schedule: Unaffiliated issuers (cost $2,198,054)	$ 2,495,126
Fidelity Central Funds (cost $44,432)	44,432
Total Investments (cost $2,242,486)		$ 2,539,558
Cash		104
Receivable for investments sold		32,388
Receivable for fund shares sold		9,246
Dividends receivable		2,099
Distributions receivable from Fidelity Central Funds		149
Prepaid expenses		5
Other receivables		18
Total assets		2,583,567

Liabilities
Payable to custodian bank	$ 285
Payable for investments purchased	49,309
Payable for fund shares redeemed	5,676
Accrued management fee	1,120
Distribution fees payable	722
Other affiliated payables	508
Other payables and accrued expenses	62
Collateral on securities loaned, at value	39,290
Total liabilities		96,972

Net Assets		$ 2,486,595
Net Assets consist of:
Paid in capital		$ 1,985,606
Accumulated net investment loss		(113)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		204,031
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,071
Net Assets		$ 2,486,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($407,389 ÷ 11,986.1 shares)	$ 33.99

Maximum offering price per share (100/94.25 of $33.99)	$ 36.06
Class T: Net Asset Value and redemption price per share ($909,660 ÷ 26,048.1 shares)	$ 34.92

Maximum offering price per share (100/96.50 of $34.92)	$ 36.19
Class B: Net Asset Value and offering price price per share ($217,445 ÷ 6,800.3 shares)A	$ 31.98

Class C: Net Asset Value and offering price price per share ($109,635 ÷ 3,457.3 shares)A	$ 31.71

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($749,323 ÷ 20,155.1 shares)	$ 37.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($93,143 ÷ 2,596.4 shares)	$ 35.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,431
Interest		28
Income from Fidelity Central Funds		650
Total income		14,109

Expenses
Management fee	$ 5,605
Transfer agent fees	2,472
Distribution fees	4,123
Accounting and security lending fees	311
Custodian fees and expenses	58
Independent trustees' compensation	3
Registration fees	135
Audit	35
Legal	13
Interest	10
Miscellaneous	7
Total expenses before reductions	12,772
Expense reductions	(148)	12,624
Net investment income (loss)		1,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,213
Foreign currency transactions	410
Total net realized gain (loss)		208,623
Change in net unrealized appreciation (depreciation) on: Investment securities	129,065
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		129,069
Net gain (loss)		337,692
Net increase (decrease) in net assets resulting from operations		$ 339,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,485	$ 32
Net realized gain (loss)	208,623	264,719
Change in net unrealized appreciation (depreciation)	129,069	14,826
Net increase (decrease) in net assets resulting from operations	339,177	279,577
Distributions to shareholders from net investment income	(417)	(1,053)
Distributions to shareholders from net realized gain	(226,010)	(387,222)
Total distributions	(226,427)	(388,275)
Share transactions - net increase (decrease)	603,767	4,446
Total increase (decrease) in net assets	716,517	(104,252)

Net Assets
Beginning of period	1,770,078	1,874,330
End of period (including accumulated net investment loss of $113 and accumulated net investment loss of $1,181, respectively)	$ 2,486,595	$ 1,770,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74	$ 24.77
Income from Investment Operations
Net investment income (loss) E	.04	.06	.03	(.10)	(.08)	.02
Net realized and unrealized gain (loss)	5.19	4.94	2.04	2.73	9.29	(2.82)
Total from investment operations	5.23	5.00	2.07	2.63	9.21	(2.80)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(4.27)	(7.35)	(.26)	-	-	(.23)
Total distributions	(4.27)	(7.36)	(.26)	-	-	(.23)
Net asset value, end of period	$ 33.99	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74
Total Return B, C, D	17.99%	17.23%	6.19%	8.50%	42.36%	(11.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.17%	1.19%	1.18%	1.21%	1.24%
Expenses net of fee waivers, if any	1.14% A	1.17%	1.19%	1.18%	1.21%	1.24%
Expenses net of all reductions	1.12% A	1.16%	1.13%	1.17%	1.18%	1.17%
Net investment income (loss)	.28% A	.20%	.09%	(.30)%	(.35)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 407	$ 334	$ 312	$ 299	$ 238	$ 129
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28	$ 25.36
Income from Investment Operations
Net investment income (loss) E	.01	- I	(.03)	(.16)	(.13)	(.03)
Net realized and unrealized gain (loss)	5.33	5.06	2.07	2.79	9.50	(2.90)
Total from investment operations	5.34	5.06	2.04	2.63	9.37	(2.93)
Distributions from net realized gain	(4.19)	(7.35)	(.26)	-	-	(.15)
Net asset value, end of period	$ 34.92	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28
Total Return B, C, D	17.85%	17.03%	5.97%	8.31%	42.06%	(11.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.37%	1.38%	1.41%	1.42%
Expenses net of fee waivers, if any	1.33% A	1.35%	1.37%	1.38%	1.41%	1.42%
Expenses net of all reductions	1.32% A	1.34%	1.32%	1.36%	1.38%	1.35%
Net investment income (loss)	.09% A	.01%	(.10)%	(.50)%	(.54)%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 910	$ 827	$ 930	$ 1,107	$ 1,127	$ 710
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42	$ 24.45
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.23)	(.35)	(.27)	(.16)
Net realized and unrealized gain (loss)	4.88	4.69	1.96	2.65	9.09	(2.80)
Total from investment operations	4.81	4.51	1.73	2.30	8.82	(2.96)
Distributions from net realized gain	(4.00)	(7.35)	(.26)	-	-	(.07)
Net asset value, end of period	$ 31.98	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42
Total Return B, C, D	17.53%	16.29%	5.33%	7.61%	41.18%	(12.16)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.97%	1.98%	2.02%	2.04%	2.03%
Expenses net of fee waivers, if any	1.92% A	1.97%	1.98%	2.02%	2.04%	2.03%
Expenses net of all reductions	1.91% A	1.96%	1.93%	2.00%	2.01%	1.97%
Net investment income (loss)	(.51)% A	(.61)%	(.71)%	(1.14)%	(1.17)%	(.73)%
Supplemental Data
Net assets, end of period (in millions)	$ 217	$ 212	$ 244	$ 301	$ 290	$ 196
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.23)	(.33)	(.26)	(.15)
Net realized and unrealized gain (loss)	4.84	4.65	1.95	2.63	9.04	(2.78)
Total from investment operations	4.77	4.48	1.72	2.30	8.78	(2.93)
Distributions from net realized gain	(4.02)	(7.35)	(.26)	-	-	(.25)
Net asset value, end of period	$ 31.71	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29
Total Return B, C, D	17.52%	16.30%	5.33%	7.65%	41.24%	(12.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.95%	1.98%	1.97%	1.99%	2.01%
Expenses net of fee waivers, if any	1.92% A	1.95%	1.98%	1.97%	1.99%	2.01%
Expenses net of all reductions	1.90% A	1.94%	1.93%	1.96%	1.97%	1.94%
Net investment income (loss)	(.50)% A	(.59)%	(.71)%	(1.10)%	(1.13)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 99	$ 108	$ 136	$ 106	$ 53
Portfolio turnover rate G	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95	$ 26.05
Income from Investment Operations
Net investment income (loss) D	.10	.14	.14	- H	.02	.12
Net realized and unrealized gain (loss)	5.66	5.34	2.16	2.90	9.84	(2.96)
Total from investment operations	5.76	5.48	2.30	2.90	9.86	(2.84)
Distributions from net investment income	(.04)	(.11)	-	-	-	-
Distributions from net realized gain	(4.31)	(7.35)	(.26)	-	-	(.26)
Total distributions	(4.35)	(7.46)	(.26)	-	-	(.26)
Net asset value, end of period	$ 37.18	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95
Total Return B, C	18.15%	17.52%	6.46%	8.84%	42.96%	(11.06)%
Ratios to Average Net Assets E,G
Expenses before reductions	.87% A	.93%	.89%	.87%	.79%	.80%
Expenses net of fee waivers, if any	.87% A	.93%	.89%	.87%	.79%	.80%
Expenses net of all reductions	.85% A	.91%	.83%	.86%	.76%	.73%
Net investment income (loss)	.55% A	.44%	.39%	.00%	.08%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 749	$ 216	$ 171	$ 185	$ 22	$ 16
Portfolio turnover rate F	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42
Income from Investment Operations
Net investment income (loss) D	.10	.18	.17	.03	.01	.10
Net realized and unrealized gain (loss)	5.46	5.19	2.11	2.82	9.58	(2.89)
Total from investment operations	5.56	5.37	2.28	2.85	9.59	(2.79)
Distributions from net investment income	(.07)	(.15)	-	-	-	-
Distributions from net realized gain	(4.31)	(7.35)	(.26)	-	-	(.27)
Total distributions	(4.38)	(7.50)	(.26)	-	-	(.27)
Net asset value, end of period	$ 35.87	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36
Total Return B, C	18.15%	17.70%	6.58%	8.92%	42.89%	(11.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.79%	.80%	.79%	.83%	.87%
Expenses net of fee waivers, if any	.80% A	.79%	.80%	.79%	.83%	.87%
Expenses net of all reductions	.79% A	.78%	.74%	.78%	.81%	.80%
Net investment income (loss)	.62% A	.57%	.48%	.08%	.03%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 93	$ 81	$ 109	$ 131	$ 141	$ 65
Portfolio turnover rate F	195% A	168%	105%	26%	32%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period discount on debt securities and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 324,381
Unrealized depreciation	(29,907)
Net unrealized appreciation (depreciation)	$ 294,474
Cost for federal income tax purposes	$ 2,245,084

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,346,775 and $1,962,000, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Retail Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 449	$ 17
Class T	.25%	.25%	2,113	48
Class B	.75%	.25%	1,052	791
Class C	.75%	.25%	509	30
			$ 4,123	$ 886

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	19
Class B*	145
Class C*	2
$ 217

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 490.27
Class T	919.22
Class B	324.31
Class C	153.30
Fidelity Value Strategies Fund	509.25
Institutional Class	77.18
	$ 2,472

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,389	5.40%	$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $323.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	12
Fidelity Value Strategies Fund	5
$ 22

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ -	$ 106
Fidelity Value Strategies Fund	258	522
Institutional Class	159	425
Total	$ 417	$ 1,053
From net realized gain
Class A	$ 43,826	$ 65,270
Class T	103,366	188,894
Class B	27,424	52,282
Class C	12,966	24,896
Fidelity Value Strategies Fund	28,276	34,631
Institutional Class	10,152	21,249
Total	$ 226,010	$ 387,222

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	1,912	2,955	$ 59,888	$ 89,837
Reinvestment of distributions	1,416	2,133	41,941	61,932
Shares redeemed	(1,464)	(3,791)	(45,393)	(114,922)
Net increase (decrease)	1,864	1,297	$ 56,436	$ 36,847
Class T
Shares sold	2,636	3,928	$ 84,962	$ 122,243
Reinvestment of distributions	3,194	5,995	97,269	178,166
Shares redeemed	(4,268)	(11,231)	(136,188)	(350,264)
Net increase (decrease)	1,562	(1,308)	$ 46,043	$ (49,855)
Class B
Shares sold	231	353	$ 6,816	$ 10,127
Reinvestment of distributions	917	1,743	25,663	48,144
Shares redeemed	(1,160)	(2,464)	(33,915)	(71,218)
Net increase (decrease)	(12)	(368)	$ (1,436)	$ (12,947)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class C
Shares sold	299	618	$ 8,773	$ 19,031
Reinvestment of distributions	435	785	12,064	21,526
Shares redeemed	(480)	(1,382)	(14,011)	(39,384)
Net increase (decrease)	254	21	$ 6,826	$ 1,173
Fidelity Value Strategies Fund
Shares sold	15,134	2,754	$ 525,332	$ 91,248
Reinvestment of distributions	843	1,058	27,244	33,160
Shares redeemed	(1,871)	(2,305)	(64,972)	(75,400)
Net increase (decrease)	14,106	1,507	$ 487,604	$ 49,008
Institutional Class
Shares sold	325	397	$ 10,761	$ 12,888
Reinvestment of distributions	300	499	9,355	15,136
Shares redeemed	(364)	(1,512)	(11,822)	(47,804)
Net increase (decrease)	261	(616)	$ 8,294	$ (19,780)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Strategies Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell Midcap Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for the one-, three-, and five-year periods.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of the Retail Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Retail Class of the fund, which has lower expenses than most other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 14.6 basis points. As a result, the fund's hypothetical management fee would have been 14.6 basis points ($2.6 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SOI-USAN-0707
1.786807.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 20, 2007